UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1: Report(s) to Shareholders.

Annual report dated December 31, 2015, enclosed.
Schwab Advisor Cash Reserves®

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Schwab Advisor Cash Reserves®
Annual Report
December 31, 2015

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we aim to make investing straightforward for our investors. Our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios.
Schwab Advisor Cash Reserves (the Fund) is designed to offer investors stability, liquidity, and yield. The Fund invests in high-quality, short-term money market securities issued by U.S. and foreign issuers. The Fund is also actively managed, benefiting from extensive credit research and professional money management.
For the 12-month reporting period ended December 31, 2015, yields on taxable money market securities remained at historically low levels. Short-term interest rates stayed near zero percent until December, when the Federal Reserve (the Fed) ended months of speculation by raising the target federal funds rate. It was the first time in nine years that the central bank moved to increase rates and it signaled confidence in the U.S. economic recovery. The Fed also signaled that it was likely to continue to raise rates, albeit slowly and at a tempered pace. Even with the low interest rates, money market funds appealed to many investors who wanted to steer clear of more volatile investments such as stocks.
In related industry matters, in July 2014, the Securities and Exchange Commission released final guidance regarding the rules which govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, Charles Schwab Investment Management will continue to offer a variety of investment options and a strong product lineup that includes municipal and prime money market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about Schwab Advisor Cash Reserves, please continue reading this report. You can also find further details about this fund by visiting our website at www.csimfunds.com, which now includes six months of daily historical data on fund liquidity, NAV, and asset flows. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the 12-month reporting period ended December 31, 2015, yields on taxable money market securities remained at historically low levels.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, retail prime and municipal money market funds, as well as government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that a fund may seek to maintain a constant NAV, but there is no guarantee it will be able to do so.
2Schwab Advisor Cash Reserves

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Advisor Cash Reserves3

Schwab Advisor Cash Reserves
Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to a target range of 0.00% to 0.25%, yields on money market securities have remained historically low—a trend that continued throughout most of the reporting period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2015, many markets saw heightened volatility. China’s economy continued to slow, commodities dropped sharply, and global economic growth remained weak, all contributing to investor uncertainty. Meanwhile, the Fed raised the target federal funds rate to a range of 0.25% to 0.50% at its last meeting of the year, ending months-long speculation about the timing of an increase. As part of the rate hike, the Fed’s overnight Reverse Repurchase Facility will now be used as a tool for policy implementation, the directive being maintenance of the new federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. In anticipation of the impending rate hike, the weighted average maturity (WAM) of the fund was generally reduced over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 44 days and ended at 36 days.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	42.5%
8-30 Days	16.8%
31-60 Days	12.6%
61-90 Days	16.8%
91-180 Days	11.1%
More than 180 Days	0.2%
Total	100.0%
Statistics
Weighted Average Maturity[2]	36 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	7.3%
Financial Company	11.4%
Other	1.3%
Certificate Of Deposit	37.7%
Treasury Debt	2.0%
Other Instrument	2.7%
Other Note	3.2%
Repurchase Agreement
Government Agency	4.3%
Treasury	25.2%
Other	4.9%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Advisor Cash Reserves

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Advisor Cash Reserves
	Sweep Shares	Premier Sweep Shares
Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment	**	**
Seven-Day Yield[1]	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.08%	-0.15%
Seven-Day Effective Yield[1]	0.01%	0.01%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares and Premier Sweep Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for each share class of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.18% and 0.11% to the seven-day yields of the Sweep Shares and Premier Sweep Shares, respectively.
Schwab Advisor Cash Reserves5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab Advisor Cash Reserves
Sweep Shares
Actual Return	0.31%	$1,000.00	$1,000.10	$1.56
Hypothetical 5% Return	0.31%	$1,000.00	$1,023.64	$1.58
Premier Sweep Shares
Actual Return	0.31%	$1,000.00	$1,000.10	$1.56
Hypothetical 5% Return	0.31%	$1,000.00	$1,023.64	$1.58
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
6Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.28% [3]	0.21% [3]	0.25% [3]	0.28% [3],[4]	0.26% [3]
Gross operating expenses	0.72%	0.72%	0.72%	0.72% [4]	0.73%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$5,206	$6,027	$6,134	$6,207	$6,035

Premier Sweep Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.28% [3]	0.21% [3]	0.25% [3]	0.28% [3],[4]	0.26% [3]
Gross operating expenses	0.72%	0.72%	0.72%	0.72% [4]	0.73%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$18,223	$17,952	$17,525	$17,575	$14,727
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
The ratio of gross operating expenses would have been 0.73%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
See financial notes    7

Schwab Advisor Cash Reserves
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
47.6%	Fixed-Rate Obligations	11,148,164,400	11,148,164,400
18.0%	Variable-Rate Obligations	4,222,423,039	4,222,423,039
34.4%	Repurchase Agreements	8,051,660,197	8,051,660,197
100.0%	Total Investments	23,422,247,636	23,422,247,636
0.0%	Other Assets and Liabilities, Net		6,038,422
100.0%	Net Assets		23,428,286,058

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 47.6% of net assets
Asset-Backed Commercial Paper 7.3%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.45%		01/11/16	14,000,000	13,998,250
CAFCO LLC	a,b	0.46%		02/03/16	74,000,000	73,968,797
	a,b	0.51%		03/08/16	63,000,000	62,940,202
	a,b	0.50%		05/04/16	38,000,000	37,934,556
CHARTA LLC	a,b	0.51%		03/08/16	36,000,000	35,965,830
CIESCO LLC	a,b	0.46%		02/02/16	25,000,000	24,989,778
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.52%		04/01/16	50,000,000	49,934,278
CRC FUNDING LLC	a,b	0.46%		02/02/16	81,000,000	80,966,880
	a,b	0.46%		02/03/16	45,000,000	44,981,025
	a,b	0.47%		02/05/16	25,000,000	24,988,576
METLIFE SHORT TERM FUNDING LLC	a,b	0.40%		01/21/16	42,000,000	41,990,667
	a,b	0.40%		01/25/16	100,000,000	99,973,333
	a,b	0.55%		03/01/16	30,000,000	29,972,500
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.52%		03/08/16	35,000,000	34,966,128
OLD LINE FUNDING LLC	a,b	0.50%		03/29/16	50,000,000	49,938,889
	a,b	0.47%		04/20/16	33,000,000	32,952,608
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.42%		02/02/16	32,000,000	31,988,053
	a,b	0.60%		03/07/16	130,000,000	129,857,000
8    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SHEFFIELD RECEIVABLES CORP	a,b	0.40%		02/02/16	6,000,000	5,997,867
	a,b	0.41%		02/03/16	32,000,000	31,987,973
	a,b	0.42%		02/17/16	194,000,000	193,893,623
	a,b	0.42%		02/18/16	37,000,000	36,979,280
STARBIRD FUNDING CORP	a,b	0.68%		03/17/16	68,000,000	67,902,382
THUNDER BAY FUNDING LLC	a,b	0.50%		04/05/16	68,000,000	67,910,278
	a,b	0.70%		04/14/16	97,000,000	96,803,844
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.39%		02/12/16	88,000,000	87,959,960
VICTORY RECEIVABLES CORP	a,b	0.43%		01/22/16	28,000,000	27,992,977
	a,b	0.47%		01/26/16	190,000,000	189,937,986
						1,709,673,520
Financial Company Commercial Paper 7.5%
ABN AMRO FUNDING USA LLC	a,b	0.63%		03/21/16	124,000,000	123,826,400
BANK OF NOVA SCOTIA	b	0.40%		02/22/16	15,000,000	14,991,333
	b	0.47%		04/21/16	73,000,000	72,894,211
	b	0.50%		05/16/16	168,000,000	167,682,667
BNP PARIBAS SA (DUBLIN BRANCH)	b	0.51%		04/05/16	91,000,000	90,877,529
BPCE SA	b	0.42%		02/03/16	92,000,000	91,964,580
	b	0.65%		03/31/16	92,000,000	91,850,500
HSBC USA INC	b	0.47%		04/26/16	103,000,000	102,844,012
ING US FUNDING LLC	a	0.43%		03/14/16	147,000,000	146,871,824
	a	0.44%		03/14/16	74,000,000	73,933,975
MACQUARIE BANK LTD	b	0.43%		02/22/16	86,000,000	85,946,584
	b	0.70%		03/17/16	27,000,000	26,960,100
NATIONWIDE BUILDING SOCIETY	b	0.47%		03/01/16	120,000,000	119,906,000
	b	0.63%		03/15/16	50,000,000	49,935,250
NRW BANK	b	0.37%		01/06/16	115,000,000	114,994,170
	b	0.35%		01/08/16	54,000,000	53,996,325
	b	0.37%		01/08/16	101,000,000	100,992,832
OVERSEA-CHINESE BANKING CORPORATION LIMITED		0.52%		03/03/16	29,428,000	29,401,646
UNITED OVERSEAS BANK LTD	b	0.39%		01/07/16	47,000,000	46,996,867
	b	0.47%		03/23/16	148,000,000	147,841,558
						1,754,708,363
Other Commercial Paper 1.4%
COCA-COLA CO	b	0.39%		01/21/16	32,000,000	31,993,067
TOYOTA MOTOR CREDIT CORP		0.37%		01/21/16	81,000,000	80,983,350
		0.40%		02/10/16	18,000,000	17,992,000
		0.40%		03/02/16	36,000,000	35,975,600
		0.57%		03/09/16	150,000,000	149,838,500
						316,782,517
Certificates of Deposit 27.7%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.40%		02/16/16	76,000,000	76,000,000
See financial notes    9

Schwab Advisor Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF MONTREAL (CHICAGO BRANCH)		0.62%		03/21/16	50,000,000	50,000,000
		0.63%		03/24/16	49,000,000	49,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.40%		02/08/16	99,000,000	99,000,000
		0.45%		02/10/16	56,000,000	56,000,000
BANK OF THE WEST		0.34%		02/08/16	41,000,000	41,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.51%		04/05/16	125,000,000	125,000,000
		0.51%		04/19/16	83,000,000	83,000,000
		0.65%		07/13/16	1,000,000	1,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.60%		02/26/16	160,000,000	160,000,000
		0.92%		05/23/16	59,000,000	59,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.61%		04/01/16	62,000,000	62,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.52%		03/01/16	99,000,000	99,000,000
BRANCH BANKING AND TRUST COMPANY		0.33%		01/06/16	88,000,000	88,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.52%		03/04/16	64,000,000	64,000,000
		0.55%		03/14/16	7,000,000	7,000,000
CITIBANK NA (NEW YORK BRANCH)		0.38%		01/05/16	48,000,000	48,000,000
		0.40%		01/11/16	266,000,000	266,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.40%		03/01/16	50,000,000	50,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.30%		01/07/16	20,000,000	20,000,000
		0.39%		02/10/16	206,000,000	206,000,000
		0.67%		03/29/16	1,000,000	1,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.40%		02/01/16	3,000,000	3,000,000
		0.46%		03/01/16	109,000,000	109,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.50%		02/01/16	34,000,000	34,000,000
		0.58%		02/18/16	84,000,000	84,000,000
		0.59%		03/08/16	77,000,000	77,000,000
		0.57%		03/29/16	84,000,000	84,000,000
ING BANK NV (AMSTERDAM BRANCH)		0.54%		05/02/16	192,000,000	192,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.52%		02/18/16	120,000,000	120,000,000
		0.52%		02/23/16	62,000,000	62,000,000
		0.66%		03/21/16	172,000,000	172,000,000
		0.50%		04/05/16	37,000,000	37,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.42%		01/05/16	31,000,000	31,000,000
		0.40%		01/08/16	20,000,000	20,000,000
		0.42%		01/15/16	19,000,000	19,000,000
		0.40%		01/21/16	20,000,000	20,000,000
		0.40%		01/22/16	20,000,000	20,000,000
		0.40%		01/27/16	82,000,000	82,000,000
		0.43%		01/29/16	15,000,000	15,000,000
		0.42%		02/24/16	57,000,000	57,000,000
		0.50%		04/13/16	56,000,000	56,000,000
10    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (NEW YORK BRANCH)		0.36%		02/12/16	186,000,000	186,000,000
		0.54%		03/16/16	15,000,000	15,000,000
		0.50%		03/17/16	214,000,000	214,000,000
NATIONAL AUSTRALIA BANK LIMITED (LONDON BRANCH)		0.30%		02/12/16	154,000,000	154,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)		0.45%		01/19/16	31,000,000	31,000,000
		0.55%		02/18/16	76,000,000	76,000,000
NATIXIS (NEW YORK BRANCH)		0.47%		03/07/16	71,000,000	71,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.39%		03/01/16	3,000,000	3,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.18%		01/05/16	5,000,000	5,000,000
		0.24%		01/06/16	112,000,000	112,000,000
		0.40%		01/11/16	44,000,000	44,000,000
		0.37%		02/18/16	22,000,000	22,000,000
RABOBANK NEDERLAND (NEW YORK BRANCH)		0.35%		01/04/16	10,000,000	10,000,000
		0.50%		02/19/16	104,000,000	104,000,000
		0.51%		03/24/16	72,000,000	72,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.48%		04/05/16	109,000,000	109,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.35%		01/04/16	77,000,000	77,000,000
		0.35%		01/05/16	79,000,000	79,000,000
		0.39%		01/07/16	65,000,000	65,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.41%		01/07/16	14,000,000	14,000,000
		0.41%		01/12/16	19,000,000	19,000,000
		0.30%		01/26/16	35,000,000	35,000,000
		0.40%		02/19/16	47,000,000	47,000,000
		0.40%		03/01/16	1,000,000	1,000,000
		0.45%		03/03/16	12,000,000	12,000,000
		0.50%		03/17/16	1,000,000	1,000,000
		0.70%		03/22/16	2,000,000	2,000,000
		0.50%		03/24/16	136,000,000	136,000,000
		0.50%		03/29/16	66,000,000	66,000,000
		0.50%		04/04/16	83,000,000	83,000,000
		0.50%		04/05/16	51,000,000	51,000,000
		0.50%		04/27/16	12,000,000	12,000,000
		0.85%		06/09/16	178,000,000	178,000,000
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.33%		02/08/16	30,000,000	30,000,000
		0.38%		02/16/16	24,000,000	24,000,000
		0.43%		02/23/16	69,000,000	69,000,000
		0.65%		03/14/16	152,000,000	152,000,000
		0.65%		03/17/16	26,000,000	26,000,000
		0.68%		03/21/16	47,000,000	47,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.40%		03/01/16	317,000,000	317,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.40%		03/01/16	151,000,000	151,000,000
		0.62%		04/25/16	41,000,000	41,000,000
		0.50%		05/20/16	24,000,000	24,000,000
		0.50%		06/01/16	95,000,000	95,000,000
		1.00%		11/07/16	50,000,000	50,000,000
UBS AG (STAMFORD BRANCH)		0.50%		02/03/16	51,000,000	51,000,000
		0.55%		03/01/16	31,000,000	31,000,000
See financial notes    11

Schwab Advisor Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA		0.46%		04/22/16	160,000,000	160,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.48%		02/08/16	120,000,000	120,000,000
						6,498,000,000
Other Instruments 2.7%
ABBEY NATIONAL TREASURY SERVICES PLC (CAYMAN ISLANDS BRANCH)	a	0.28%		01/04/16	50,000,000	50,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)	a	0.35%		01/05/16	253,000,000	253,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.28%		01/05/16	256,000,000	256,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.26%		01/04/16	76,000,000	76,000,000
						635,000,000
Other Notes 1.0%
BANK OF AMERICA NA		0.34%		01/19/16	163,000,000	163,000,000
		0.53%		02/22/16	46,000,000	46,000,000
		0.46%		04/07/16	25,000,000	25,000,000
						234,000,000
Total Fixed-Rate Obligations
(Cost $11,148,164,400)						11,148,164,400

Variable-Rate Obligations 18.0% of net assets
Financial Company Commercial Paper 3.9%
COMMONWEALTH BANK OF AUSTRALIA	b	0.45%	01/12/16	05/12/16	25,000,000	25,000,000
	b	0.63%	01/27/16	06/27/16	50,000,000	50,000,000
	b	0.63%	01/29/16	06/29/16	100,000,000	100,000,000
	b	0.49%	01/08/16	07/08/16	208,000,000	208,000,000
HSBC BANK PLC	b	0.39%		01/04/16	134,000,000	133,999,999
	b	0.42%	01/04/16	06/01/16	218,000,000	218,000,000
	b	0.46%	01/04/16	08/01/16	11,000,000	11,000,000
WESTPAC BANKING CORP	b	0.48%	01/05/16	07/05/16	166,000,000	166,000,000
						911,999,999
Certificates of Deposit 9.9%
BANK OF MONTREAL (CHICAGO BRANCH)		0.52%	01/13/16	05/13/16	88,000,000	88,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.55%	01/14/16	07/14/16	123,000,000	123,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.56%	01/15/16	07/15/16	7,000,000	7,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.64%	01/11/16	03/10/16	170,000,000	170,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.66%	01/26/16	05/26/16	60,000,000	60,000,000
		0.46%	01/11/16	06/10/16	182,000,000	182,000,000
		0.66%	01/28/16	06/28/16	77,000,000	77,000,000
12    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.53%	01/25/16	02/25/16	150,000,000	150,000,000
		0.45%	01/13/16	04/13/16	20,000,000	20,000,000
		0.45%	01/04/16	08/31/16	125,000,000	125,000,000
		0.48%	01/04/16	10/03/16	137,000,000	137,000,000
STATE STREET BANK AND TRUST COMPANY		0.61%	01/20/16	05/20/16	238,000,000	238,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.49%	01/19/16	03/16/16	123,000,000	123,000,000
		0.51%	01/20/16	03/21/16	115,000,000	115,000,000
		0.59%	01/12/16	08/12/16	210,000,000	210,000,000
WELLS FARGO BANK NA		0.41%	01/08/16	02/08/16	95,000,000	95,000,000
		0.42%	01/11/16	02/09/16	64,000,000	64,000,000
		0.45%	01/14/16	02/12/16	65,000,000	65,000,000
		0.56%	01/19/16	05/19/16	72,000,000	72,000,000
		0.67%	01/27/16	07/27/16	130,000,000	130,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.41%	01/08/16	02/08/16	71,000,000	71,000,000
						2,322,000,000
Treasury Debt 2.0%
UNITED STATES TREASURY		0.31%	01/04/16	01/31/16	160,000,000	159,998,426
		0.33%	01/04/16	07/31/16	95,000,000	95,000,000
		0.34%	01/04/16	01/31/17	85,000,000	84,999,615
		0.43%	01/04/16	10/31/17	120,000,000	119,999,999
						459,998,040
Variable Rate Demand Notes 0.0%
BRECKENRIDGE TERRACE LLC
SERIES VRDN (LOC: BANK OF AMERICA NA)	a	0.47%		01/07/16	1,000,000	1,000,000
EAGLE CNTY COLO
REV MULTI FAM HOUSING (THE TARNES @ BC LLC) SERIES 1999 B (LOC: WELLS FARGO BANK NA)	a	0.47%		01/07/16	2,410,000	2,410,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)	a	0.42%		01/07/16	2,130,000	2,130,000
TENDERFOOT SEASONAL HSG LLC COLO HSG FACS
REV MULTI FAM HOUSING SERIES 2000B (LOC: WELLS FARGO BANK NA)	a	0.47%		01/07/16	2,885,000	2,885,000
						8,425,000
Other Notes 2.2%
BANK OF AMERICA NA		0.46%	01/04/16	04/04/16	60,000,000	60,000,000
JPMORGAN CHASE BANK NA		0.47%	01/19/16	09/16/16	90,000,000	90,000,000
		0.48%	01/22/16	10/21/16	30,000,000	30,000,000
ROYAL BANK OF CANADA	b	0.44%	01/07/16	09/06/16	60,000,000	60,000,000
WELLS FARGO BANK NA		0.63%	03/15/16	10/14/16	55,000,000	55,000,000
		0.77%	03/22/16	10/21/16	225,000,000	225,000,000
						520,000,000
Total Variable-Rate Obligations
(Cost $4,222,423,039)						4,222,423,039
See financial notes    13

Schwab Advisor Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 34.4% of net assets
Government Agency Repurchase Agreements* 4.3%
BANK OF NOVA SCOTIA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $65,920,000, 3.00% - 4.00%, due 06/01/42 - 09/01/45)		0.32%		01/04/16	64,002,276	64,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $204,842,018, 0.50% - 7.00%, due 09/01/16 - 11/01/45)		0.31%		01/04/16	199,006,854	199,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $107,865,146, 4.00% - 4.50%, due 04/01/44 - 08/20/45)		0.36%		01/04/16	104,004,160	104,000,000
GOLDMAN SACHS & CO
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $36,720,000, 3.50% - 6.00%, due 04/01/19 - 11/01/45)		0.32%		01/04/16	36,001,280	36,000,000
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by U.S. Government Agency Securities valued at $76,500,001, 3.50% - 4.00%, due 03/20/45 - 04/20/45)		0.30%		01/06/16	75,004,375	75,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $42,230,000, 2.75% - 3.50%, due 01/16/38 - 02/01/43)		0.34%		01/04/16	41,001,549	41,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $31,930,000, 0.55% - 3.00%, due 08/15/38 - 12/15/39)		0.31%		01/04/16	31,001,068	31,000,000
MIZUHO SECURITIES USA INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $59,160,382, 0.50% - 3.23%, due 04/21/17 - 04/30/31)		0.33%		01/04/16	58,002,127	58,000,000
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $410,815,976, 2.50% - 3.50%, due 02/01/30 - 09/01/45)		0.35%		01/04/16	395,015,361	395,000,000
						1,003,000,000
Treasury Repurchase Agreements 25.2%
BARCLAYS CAPITAL INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $3,733,447, 6.13%, due 11/15/27)		0.31%		01/04/16	3,660,323	3,660,197
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Treasury Securities valued at $76,500,001, 0.00% - 6.88%, due 05/15/16 - 11/15/42)		0.28%		01/05/16	75,004,083	75,000,000
14    See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $52,020,030, 0.00% - 2.75%, due 05/19/16 - 02/15/44)		0.29%		01/04/16	51,001,643	51,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $5,595,155,523, 0.88% - 3.63%, due 03/31/18 - 02/15/22)		0.25%		01/04/16	5,595,155,417	5,595,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Treasury Securities valued at $102,000,005, 2.00% - 5.13%, due 05/15/16 - 11/15/24)		0.31%		01/07/16	100,006,028	100,000,000
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $73,442,781, 1.38%, due 03/31/20)		0.33%		01/04/16	72,002,640	72,000,000
						5,896,660,197
Other Repurchase Agreements** 4.9%
BNP PARIBAS SECURITIES CORP.
Issued 12/28/15, repurchase date 01/04/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $77,050,000, 2.17% - 5.12%, due 07/25/23 - 04/25/28)		0.45%		01/04/16	67,005,863	67,000,000
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $62,100,000, 1.42% - 5.05%, due 11/27/23 - 05/25/28)		0.45%		01/05/16	54,004,725	54,000,000
Issued 12/31/15, repurchase date 01/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $63,250,000, 2.22% - 7.37%, due 07/25/23 - 05/27/25)		0.45%		01/05/16	55,003,438	55,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $119,601,140, 0.26% - 6.67%, due 07/15/20 - 02/12/51)		0.60%		01/06/16	104,012,133	104,000,000
Issued 12/21/15, repurchase date 06/03/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $373,753,971, 0.08% - 8.00%, due 03/15/17 - 11/25/60)	c	1.20%		04/04/16	326,137,500	325,000,000
JP MORGAN SECURITIES LLC
Issued 12/04/15, repurchase date 06/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,078,589, 0.87% - 8.75%, due 03/01/17 - 11/15/67)	c	0.90%		03/30/16	100,292,500	100,000,000
Issued 12/23/15, repurchase date 06/20/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $175,991,450, 0.93% - 8.88%, due 09/27/16 - 06/15/68)	c	1.05%		03/30/16	153,437,325	153,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 11/18/15, repurchase date 02/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $212,750,000, 3.45% - 7.05%, due 01/15/20 - 11/25/57)	c	0.66%		02/04/16	185,264,550	185,000,000
See financial notes    15

Schwab Advisor Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $27,601,073, 0.83% - 5.95%, due 12/08/20 - 02/12/51)		0.35%		01/04/16	24,000,933	24,000,000
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $27,602,952, 2.62% - 5.52%, due 10/25/35 - 08/25/44)		0.55%		01/06/16	24,002,567	24,000,000
Issued 11/10/15, repurchase date 05/09/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $70,432,159, 0.00% - 5.18%, due 01/17/20 - 05/25/55)	c	0.80%		04/04/16	61,197,911	61,000,000
						1,152,000,000
Total Repurchase Agreements
(Cost $8,051,660,197)						8,051,660,197

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $23,422,247,636.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,168,233,226 or 17.8% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $824,000,000 or 3.5% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
FACS —	Facilities
LOC —	Letter of credit
REV —	Revenue
VRDN —	Variable rate demand note

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
16    See financial notes

Schwab Advisor Cash Reserves
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value		$15,370,587,439
Repurchase agreements, at cost and value	+	8,051,660,197
Total investments, at cost and value (Note 2a)		23,422,247,636
Receivables:
Interest		9,198,690
Prepaid expenses	+	174,395
Total assets		23,431,620,721
Liabilities
Payables:
Investment adviser and administrator fees		1,095,574
Shareholder service fees		1,146,481
Distributions to shareholders		19,384
Accrued expenses	+	1,073,224
Total liabilities		3,334,663
Net Assets
Total assets		23,431,620,721
Total liabilities	–	3,334,663
Net assets		$23,428,286,058
Net Assets by Source
Capital received from investors		23,429,743,213
Net realized capital losses		(1,457,155)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$5,205,637,773		5,205,647,752		$1.00
Premier Sweep Shares	$18,222,648,285		18,222,685,208		$1.00

See financial notes    17

Schwab Advisor Cash Reserves
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$63,006,423
Expenses
Investment adviser and administrator fees		67,347,640
Shareholder service fees:
Sweep Shares		21,549,498
Premier Sweep Shares		65,928,491
Shareholder reports		770,606
Custodian fees		617,456
Portfolio accounting fees		473,101
Proxy fees		344,466
Professional fees		163,400
Registration fees		138,625
Independent trustees' fees		91,864
Transfer agent fees		43,501
Interest expense		181
Other expenses	+	378,424
Total expenses		157,847,253
Expense reduction by CSIM and its affiliates	–	97,027,778
Net expenses	–	60,819,475
Net investment income		2,186,948
Realized Gains (Losses)
Net realized losses on investments		(102,935)
Increase in net assets resulting from operations		$2,084,013
18    See financial notes

Schwab Advisor Cash Reserves
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$2,186,948	$2,300,347
Net realized gains (losses)	+	(102,935)	8,440
Increase in net assets from operations		2,084,013	2,308,787
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(538,737)	(580,822)
Premier Sweep Shares	+	(1,648,211)	(1,719,525)
Total distributions from net investment income		(2,186,948)	(2,300,347)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		17,223,019,813	20,201,561,814
Premier Sweep Shares	+	62,893,508,743	73,314,241,632
Total shares sold		80,116,528,556	93,515,803,446
Shares Reinvested
Sweep Shares		469,437	508,597
Premier Sweep Shares	+	1,570,469	1,641,173
Total shares reinvested		2,039,906	2,149,770
Shares Redeemed
Sweep Shares		(18,044,718,047)	(20,309,183,858)
Premier Sweep Shares	+	(62,624,204,045)	(72,888,588,931)
Total shares redeemed		(80,668,922,092)	(93,197,772,789)
Net transactions in fund shares		(550,353,630)	320,180,427
Net Assets
Beginning of period		23,978,742,623	23,658,553,756
Total increase or decrease	+	(550,456,565)	320,188,867
End of period		$23,428,286,058	$23,978,742,623
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    19

Schwab Advisor Cash Reserves
Financial Notes
1. Business Structure of the Fund:
Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund™
Schwab Money Market Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Government Money Fund™	Schwab California Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab New York Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund®	Schwab New Jersey Municipal Money Fund™
Schwab Advisor Cash Reserves	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the
20

Schwab Advisor Cash Reserves
Financial Notes (continued)
2. Significant Accounting Policies (continued):
fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counter-party), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.
As of December 31, 2015, the fund had investments in repurchase agreements with a gross value of $8,051,660,197 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
21

Schwab Advisor Cash Reserves
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.
22

Schwab Advisor Cash Reserves
Financial Notes (continued)
3. Risk Factors (continued):
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (Alternative Collateral). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of
23

Schwab Advisor Cash Reserves
Financial Notes (continued)
3. Risk Factors (continued):
economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund's paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund's paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
24

Schwab Advisor Cash Reserves
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider's actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.66%
Premier Sweep Shares	0.59%
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended December 31, 2015, the fund waived $97,027,778 in expenses of which $32,355,839 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the fund. Effective November 9, 2015, the ability of CSIM and its affiliates to recapture from the fund for any fees waived under the voluntary yield waiver has been terminated.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
During the period, the fund received a reimbursement payment of $166,939 related to state filing fees resulting from revised calculation methodologies being applied on sales of the fund's shares in prior periods.
During the periods under which the expense was incurred, the fund was operating above its expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM and its affiliates, it was reimbursed to the investment adviser. The fund's net expense ratio was not impacted during the periods the expense was incurred or during the current period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
25

Schwab Advisor Cash Reserves
Financial Notes (continued)
5. Board of Trustees (continued):
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
Prior to October 8, 2015, the fund had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
As of December 31, 2015, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had capital loss carryforwards of $1,354,220 available to offset future net capital gains before the expiration date of December 31, 2017 and $102,935 with no expiration*.
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the fund had no capital losses deferred and had no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$2,186,948
Prior period distributions
Ordinary income	$2,300,347
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, no such reclassifications were required.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
26

Schwab Advisor Cash Reserves
Financial Notes (continued)
8. Money Market Fund Reform:
On July 23, 2014, the Securities and Exchange Commission (SEC) adopted changes to the rules that govern money market funds. These rule changes create new definitions for Government money market funds and Retail money market funds and require Institutional money market funds to operate with a floating NAV. Retail and Government money market funds will be permitted to continue to transact at a constant NAV. Additionally, non-Government money market funds are required to adopt policies and procedures to allow for a fund’s Board to impose liquidity fees and redemption gates if the fund’s weekly liquid assets fall below the regulatory threshold set by the SEC . The date for compliance with the floating NAV and liquidity fees and redemption gate requirements is no later than October 14, 2016.
Effective April 14, 2016, (i) Each of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund intends to qualify as a Government money market fund under the new regulatory definition; and (ii) Schwab Money Market Portfolio will change its name to Schwab Government Money Market Portfolio and intends to qualify as a Government money market fund under the new regulatory definition. These funds will continue to seek to maintain a constant NAV of $1.00 per share and do not plan to adopt a policy to implement liquidity fees or redemption gates. Additionally, each of the Schwab Prime and Municipal Money Market Funds intends to qualify as a Retail money market fund by October 14, 2016, will continue to seek to maintain a constant NAV of $1.00 per share and will be required to comply with the new liquidity fees and redemption gate requirements by no later than October 14, 2016.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Advisor Cash Reserves
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Advisor Cash Reserves (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
28

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	114,958,848,042.874	28,369,951,694.105
Marie A. Chandoha	138,293,183,971.888	5,035,615,765.091
Joseph R. Martinetto	138,343,234,171.004	4,985,565,565.975
Robert W. Burns	138,801,166,597.632	4,527,633,139.347
John F. Cogan	135,183,710,424.042	8,145,089,312.937
Stephen T. Kochis	138,674,668,915.137	4,654,130,821.842
David L. Mahoney	138,421,149,206.830	4,907,650,530.149
Kiran M. Patel	138,545,135,567.241	4,783,664,169.738
Kimberly S. Patmore	138,722,452,525.210	4,606,347,211.769
Charles A. Ruffel	138,803,994,873.579	4,524,804,863.400
Gerald B. Smith	138,636,013,914.434	4,692,785,822.545
Joseph H. Wender	138,440,840,243.816	4,887,959,493.163
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
34

restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
35

PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
36

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31382-11
00160183

Annual report dated December 31, 2015, enclosed.
Schwab California Municipal Money Fund™

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Schwab California Municipal Money Fund™
Annual Report
December 31, 2015

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we aim to make investing straightforward for our investors. Our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios. The Schwab California Municipal Money Fund (the Fund) is designed to complement those foundational holdings in a diversified portfolio.
The Fund is constructed to offer stability of capital and liquidity, as well as income exempt from federal and California state income tax. The Fund invests in short-term municipal money market securities issued by the State of California and municipal agencies and is also actively managed, benefiting from extensive credit research and professional money management.
Yields on municipal money market securities remained very low in 2015 for several reasons. One reason was that interest rates remained historically low for much of the year. It was only in December of 2015 that the Federal Reserve (the Fed) ended months of speculation by raising short-term interest rates. It was the first Fed rate hike in nine years, and the central bank assured investors that any subsequent increases would be measured and gradual. Another reason was that there has been little increase in the supply of municipal securities, continuing a multi-year trend of contracted supply. An improving economy and strong tax receipts early in the year reduced the need for many municipalities to issue short-term debt. As a result of limited supply, demand for these tax-exempt securities was high and that bid up prices and kept yields low.
In related industry matters, in July 2014, the Securities and Exchange Commission released final guidance regarding the rules which govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, Charles Schwab Investment Management will continue to offer a variety of investment options and a strong product lineup that includes municipal and prime money market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Fund, please continue reading this report. You can also find further details about this fund by visiting our website at www.csimfunds.com, which now includes six months of daily historical data on fund liquidity, NAV, and asset flows. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

It was the first Fed rate hike in nine years, and the central bank assured investors that any subsequent increases would be measured and gradual.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, retail prime and municipal money market funds, as well as government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that a fund may seek to maintain a constant NAV, but there is no guarantee it will be able to do so.
Schwab California Municipal Money Fund1

Fund Management
Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
2Schwab California Municipal Money Fund

State Investment Environment
California’s financial position has improved with the state’s economic rebound and higher tax revenues have been directed toward repayment of accumulated recession-era liabilities and building a rainy day fund.
California’s budget for fiscal 2016 (7/1/15-6/30/16) was balanced on strong revenue growth, especially income taxes derived from capital gains. The plan largely reflected the Governor’s on-going financial priorities, with much of the growth in revenues directed to paying down accumulated recession-era liabilities and other one-time spending. The budget also provided California’s school districts with $7.6 billion of additional appropriations in compliance with Proposition 98's minimum requirements.
Through December 2015, the state had collected about $1.1 billion more in revenues than had been projected. Personal income taxes collections were 3.9% above projections but were somewhat offset by sales and use taxes which were 2.1% below the forecast. Recently updated projections for fiscal 2016 anticipate general fund revenues to exceed the budget by about $3.5 billion, or 3.0%. The state expects to end fiscal 2016 with $9.6 billion in reserves, which is equal to 8.3% of annual spending.
On January 7, 2016, Governor Brown introduced his spending plan for fiscal 2017. The budget projects general fund revenues of $120.6 billion and expenditures totaling $122.6 billion, including a $3.6 billion addition to the budget stabilization account. This proposal is designed to position the state for the next economic recession, with much of the still strong revenue growth set aside for reserves and one-time spending. The budget also boosts spending on K-12 and community college education by $5.4 billion and for the University of California and California State University by $250 million. If the budget is adopted as proposed, the state projects ending fiscal 2017 with $11.2 billion of reserves, including $8.0 billion in the budget stabilization account, or 9.1% of annual spending.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though the current outlook for state funding is improved, California’s earlier budget cuts have had varying impacts on the credit quality of these issuers. Although California school districts and community college districts receive over 55% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. The state projects that statewide assessed property values will grow by 5.6% for fiscal 2017, but the rate of growth varies significantly by district and some areas that experienced the most development just prior to the recession have not yet returned to their pre-recession levels.
Counties continue to rebuild their financial positions from growth in their property tax bases and other revenue streams and that growth has allowed them to restore some services that were cut in response to prior cuts in state aid. The outlook for many of California’s cities has improved, with stronger growth in sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. The City of Stockton formally exited bankruptcy protection in February 2015, while the City of San Bernardino continues to work toward a reorganization plan. Stockton and San Bernardino were both centers for the recent housing market boom and bust.
California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente, have been generally insulated from the state’s earlier financial difficulties as they pay off their bonds with revenues received from the services they provide to customers. California has endured four consecutive years of drought. While the economic impact of the drought has primarily affected the state’s agricultural sector, which accounts for about 2.1% of the state’s gross domestic product, the state’s largest water agencies have responded through conservation measures, rate adjustments and draws on stored supply.
California’s economy has significantly rebounded from the recent recession and is growing at a moderate pace. The state gained 417,100 jobs from November 2014 to November 2015, a 2.6% increase, continuing on from the 461,800 jobs gained in calendar year 2014. California’s unemployment rate declined to 5.7% in November 2015, down from 7.2% in November 2014. It was tied with Illinois for the tenth highest rate in the country and above the national average of 5.0%.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from Standard & Poor’s Ratings Services, and A+ from Fitch Ratings, all with stable outlooks. S&P upgraded its rating from A+ in July 2015.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab California Municipal Money Fund3

Schwab California Municipal Money Fund
The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2015, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  During the 12-month reporting period ended December 31, 2015, securities typically held by muni money market funds experienced steady demand, while supply remained extremely limited. Anticipation of a potential rate increase by the Federal Reserve (the Fed) caused increased market volatility, and resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept rates low, while light demand in the one-year space allowed yields to rise. The Fed ended speculation at its December meeting and raised its target federal-funds rate to a range of 0.25% and 0.50%, a decision that demonstrated confidence in the economic recovery. Meanwhile, many municipalities issued less short-term debt over the reporting period. Rising tax revenues and improving overall credit conditions helped to increase cash flows, lessening the need for additional funding. These conditions were especially noticeable in California, where the state announced in June that it was not planning to issue Revenue Anticipation Notes this year. The absence of these notes eliminated a large portion of eligible new issue muni money market securities, and further exacerbated the already limited supply.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.11%, finishing the period at the bottom of this range.
Performance, Positioning, and Strategies.  The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for the reporting period for most of the year. As in previous years, the fund’s WAM generally declined from the beginning of the year through May, decreasing from approximately 46 to 22 days. As muni securities became available in June during the typical “note season,” the fund’s WAM was extended to 45 days as some of these securities were added to the portfolio. As supply waned again toward the end of the year, the fund’s WAM ended the reporting period at 31 days, intentionally shortening during the last quarter in anticipation of the Fed’s December rate hike. With supply remaining limited over the reporting period, the fund also ended the year with a higher-than-average cash balance.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	70.6%
8-30 Days	5.4%
31-60 Days	8.7%
61-90 Days	3.4%
91-180 Days	3.4%
More than 180 Days	8.5%
Total	100.0%
Statistics
Weighted Average Maturity[2]	31 Days
Credit Quality Of Holdings[3] % of portfolio	99% Tier 1
Credit Enhanced Securities % of portfolio	51%
Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	36.9%
Commercial Paper	23.2%
Tender Option Bonds	22.1%
Fixed Rate Notes	10.6%
Put Bonds	4.5%
Variable Rate Demand Preferred Shares	2.7%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
4Schwab California Municipal Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	**	$25,000 [2]
Seven-Day Yield[3]	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.10%
Seven-Day Effective Yield[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.54% and 0.39% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.
Schwab California Municipal Money Fund5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab California Municipal Money Fund
Sweep Shares
Actual Return	0.06%	$1,000.00	$ 1,000.20	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$ 0.31
Value Advantage Shares
Actual Return	0.06%	$1,000.00	$ 1,000.20	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$ 0.31
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
6Schwab California Municipal Money Fund

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.01%	0.01%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.07% [3]	0.08% [3]	0.13% [3]	0.19% [3]	0.25% [3]
Gross operating expenses	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$6,472	$6,439	$6,081	$6,137	$5,641

Value Advantage Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.01%	0.01%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.07% [3]	0.08% [3]	0.13% [3]	0.19% [3]	0.26% [3]
Gross operating expenses	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$678	$771	$751	$853	$1,071
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
See financial notes    7

Schwab California Municipal Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
31.4%	Fixed-Rate Securities	2,243,841,372	2,243,841,372
64.4%	Variable-Rate Securities	4,605,661,156	4,605,661,156
95.8%	Total Investments	6,849,502,528	6,849,502,528
4.2%	Other Assets and Liabilities, Net		300,951,858
100.0%	Net Assets		7,150,454,386

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 31.4% of net assets
California 31.4%
BAY AREA TOLL AUTHORITY
REV TRANSPORTATION SERIES 2006F (ESCROW)		5.00%		04/01/16	10,000,000	10,119,134
CALIFORNIA HEALTH FACS FING AUTH
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006 E		0.07%		02/23/16	24,000,000	24,000,000
REV HOSPITAL (EL CAMINO HOSPITAL) SERIES 2015A		2.00%		02/01/16	5,425,000	5,433,023
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014A		3.00%		10/01/16	490,000	499,519
REV HOSPITAL (SUTTER HEALTH) SERIES 2011B		5.00%		08/15/16	105,000	107,998
CALIFORNIA SCH CASH RESERVE PROG AUTH
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015-16A		2.00%		06/30/16	13,325,000	13,435,255
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015-16B		2.00%		06/30/16	2,745,000	2,767,713
CALIFORNIA ST
GO		6.00%		02/01/16	220,000	221,070
GO		5.00%		03/01/16	4,620,000	4,655,612
GO		4.25%		04/01/16	100,000	100,962
GO		5.00%		04/01/16	250,000	252,946
GO		1.00%		05/01/16	795,000	796,915
GO		5.00%		06/01/16	250,000	254,761
GO		2.00%		08/01/16	18,530,000	18,722,851
GO		3.00%		08/01/16	28,135,000	28,573,602
GO		5.00%		08/01/16	670,000	688,146
GO		5.00%		09/01/16	5,735,000	5,917,564
GO SERIES 1		5.00%		09/01/16	7,435,000	7,671,876
GO SERIES 2002		6.00%		02/01/16	930,000	934,481
GO SERIES 2002		6.00%		04/01/16	205,000	207,851
8    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES 2005 2		5.00%		03/01/16	1,200,000	1,209,191
GO SERIES 2010		4.00%		11/01/16	150,000	154,411
GO SERIES 2011 A		3.00%		09/01/16	1,000,000	1,018,134
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.04%		01/05/16	45,000,000	45,000,000
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.03%		01/12/16	22,165,000	22,165,000
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.04%		01/12/16	6,750,000	6,750,000
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.05%		01/12/16	17,940,000	17,940,000
GO SERIES 2012		2.00%		02/01/16	200,000	200,269
GO SERIES 2012		4.00%		02/01/16	1,875,000	1,880,922
GO SERIES 2012		5.00%		02/01/16	7,710,000	7,741,178
GO SERIES 2012		3.00%		04/01/16	1,390,000	1,399,335
GO SERIES 2012		5.00%		04/01/16	2,100,000	2,125,049
GO SERIES A		5.00%		04/01/16	1,530,000	1,548,011
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.02%		01/04/16	25,000,000	25,000,000
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.03%		01/08/16	22,500,000	22,500,000
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.05%		01/29/16	3,450,000	3,450,000
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.08%		02/11/16	30,000,000	30,000,000
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.08%		03/08/16	16,000,000	16,000,000
GO SERIES A-7 (LOC: MIZUHO BANK LTD)		0.04%		01/05/16	19,000,000	19,000,000
CALIFORNIA ST DEPT WTR RES
REV POWER (CALIFORNIA ST DEPT WTR RES PWR SUPPLY REV) SERIES 2005G-4		4.75%		05/01/16	105,000	106,524
REV POWER (CALIFORNIA ST DEPT WTR RES PWR SUPPLY REV) SERIES 2010 L		5.00%		05/01/16	6,330,000	6,430,672
REV POWER (CALIFORNIA ST DEPT WTR RES PWR SUPPLY REV) SERIES 2010M		4.00%		05/01/16	8,855,000	8,965,214
CALIFORNIA ST DEPT WTR RES PWR SUPPLY REV
REV POWER SERIES 2005G-4		5.00%		05/01/16	6,070,000	6,165,123
REV POWER SERIES 2010M		5.00%		05/01/16	5,665,000	5,753,672
CALIFORNIA STATE PUB WKS BRD
REV (CALIFORNIA ST) SERIES 2011A		4.00%		10/01/16	2,000,000	2,054,800
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
(KAISER PERMANENTE) SERIES 2004I		0.05%		02/02/16	7,000,000	7,000,000
(KAISER PERMANENTE) SERIES 2004I		0.22%		05/02/16	6,000,000	6,000,000
GO (KAISER PERMANENTE) SERIES 2008 B		0.20%		04/01/16	1,000,000	1,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 E		0.22%		02/04/16	18,300,000	18,300,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 E		0.22%		02/05/16	11,800,000	11,800,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 E		0.23%		02/16/16	24,000,000	24,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 I		0.24%		03/03/16	6,000,000	6,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.21%		02/03/16	10,000,000	10,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004K		0.26%		06/01/16	20,000,000	20,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004K		0.28%		06/03/16	10,400,000	10,400,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006D		0.28%		06/03/16	26,500,000	26,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008 B		0.23%		01/06/16	9,000,000	9,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008 B		0.22%		05/02/16	47,000,000	47,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008B		0.20%		04/01/16	3,000,000	3,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008C		0.23%		03/03/16	16,500,000	16,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008C		0.24%		03/14/16	3,500,000	3,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-3		0.23%		01/07/16	3,500,000	3,500,000
See financial notes    9

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-3		0.24%		03/02/16	9,000,000	9,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-5		0.23%		01/05/16	2,500,000	2,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-6		0.22%		02/02/16	3,750,000	3,750,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-6		0.22%		02/08/16	14,000,000	14,000,000
REV HEALTHCARE (SUTTER HEALTH) SERIES 2011A		5.00%		08/15/16	3,650,000	3,757,431
REV MULTI FAM HOUSING (PILGRIM TERRACE AFFORDABLE LP) SERIES 2015B (ESCROW)		0.30%		05/01/16	11,250,000	11,250,000
CONTRA COSTA WATER DISTRICT
REV WATER & SEWER SERIES B		4.00%		10/01/16	4,750,000	4,883,358
EAST BAY MUNICIPAL UTILITY DISTRICT WASTEWATER SYSTEM
REV WATER & SEWER SERIES 2014A		3.00%		06/01/16	100,000	101,094
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
REV WATER & SEWER SERIES 2013 A		5.00%		06/01/16	1,255,000	1,278,821
REV WATER & SEWER SERIES A-1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.03%		01/19/16	25,000,000	25,000,000
REV WATER & SEWER SERIES A-1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.07%		03/08/16	28,000,000	28,000,000
REV WATER & SEWER SERIES A-2 (LIQ: BANK OF AMERICA NA)		0.01%		01/05/16	20,000,000	20,000,000
REV WATER & SEWER SERIES A-2 (LIQ: BANK OF AMERICA NA)		0.04%		02/04/16	38,000,000	38,000,000
GOLDEN GATE BRDG & HWY DIST CALIF
REV TRANSPORTATION SERIES A		0.10%		02/04/16	30,500,000	30,500,000
KERN CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		7.00%		06/30/16	25,000,000	25,824,715
LONG BEACH CALIF
REV TRANSPORTATION (LONG BEACH HARBOR DEPT PORT OF LONG BEACH) SERIES 1998A		6.00%		05/15/16	8,430,000	8,607,972
LOS ALTOS CALIF SCH DIST
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	10,000,000	10,084,935
LOS ANGELES CA DEPARTMENT OF AIRPORTS
REV TRANSPORTATION SERIES 2008A		5.50%		05/15/16	455,000	463,634
REV TRANSPORTATION SERIES 2009E		4.50%		05/15/16	1,250,000	1,269,996
REV TRANSPORTATION SERIES 2010D		5.00%		05/15/16	205,000	208,449
REV TRANSPORTATION SERIES 2012A		4.00%		05/15/16	3,950,000	4,004,332
LOS ANGELES CALIF
GO SERIES 2012 A		5.00%		09/01/16	1,000,000	1,031,683
REV WASTE/POLLUTION (LOS ANGELES SOLID WASTE SYSTEM) SERIES 2013 B		5.00%		02/01/16	11,500,000	11,545,517
TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	75,400,000	76,025,634
LOS ANGELES CALIF CMNTY COLLEGE DIST
GO SERIES 2006E (ESCROW)		5.00%		08/01/16	2,715,000	2,789,822
LOS ANGELES CALIF DEPT PWR
GO SERIES POWER (LIQ: WELLS FARGO BANK NA)		0.08%		01/07/16	34,000,000	34,000,000
GO SERIES POWER (LIQ: WELLS FARGO BANK NA)		0.06%		02/04/16	61,000,000	61,000,000
REV POWER SERIES 2007A1		5.00%		07/01/16	1,500,000	1,535,289
LOS ANGELES CALIF HBR DEPT
REV TRANSPORTATION SERIES 2006B		5.00%		08/01/16	2,090,000	2,146,007
REV TRANSPORTATION SERIES 2011A		5.00%		08/01/16	2,000,000	2,054,066
10    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LOS ANGELES CALIF MUN IMPT CORP
(LOS ANGELES CALIF) SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.05%		01/20/16	6,878,000	6,878,000
(LOS ANGELES CALIF) SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.07%		02/09/16	10,000,000	10,000,000
(LOS ANGELES CALIF) SERIES A-2 (LOC: JPMORGAN CHASE BANK NA)		0.08%		03/09/16	37,750,000	37,750,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-2 (LOC: JPMORGAN CHASE BANK NA)		0.05%		01/19/16	5,000,000	5,000,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-2 (LOC: JPMORGAN CHASE BANK NA)		0.04%		02/04/16	10,000,000	10,000,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-2 (LOC: JPMORGAN CHASE BANK NA)		0.09%		02/16/16	10,000,000	10,000,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A-3 (LOC: BANK OF THE WEST)		0.05%		01/21/16	3,000,000	3,000,000
REV LEASE REV (LOS ANGELES CALIF) SERIES A1 (LOC: WELLS FARGO BANK NA)		0.07%		02/10/16	10,000,000	10,000,000
LOS ANGELES CALIF UNI SCH DIST
GO SERIES 2006B		5.00%		07/01/16	2,270,000	2,322,461
GO SERIES 2006C		5.00%		07/01/16	100,000	102,322
GO SERIES 2010KY		5.00%		07/01/16	125,000	127,780
GO SERIES A1		4.00%		07/01/16	4,640,000	4,725,727
GO SERIES MEASURE		5.00%		07/01/16	800,000	818,800
LOS ANGELES CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		5.00%		06/30/16	119,025,000	121,789,708
LOS ANGELES CNTY CALIF CAP ASSET LEASG CORP
(LOS ANGELES CNTY CALIF) SERIES A (LOC: JPMORGAN CHASE BANK NA)		0.04%		02/19/16	24,000,000	24,000,000
(LOS ANGELES CNTY CALIF) SERIES A (LOC: JPMORGAN CHASE BANK NA)		0.06%		03/10/16	3,000,000	3,000,000
(LOS ANGELES CNTY CALIF) SERIES A (LOC: JPMORGAN CHASE BANK NA)		0.07%		03/10/16	39,240,000	39,240,000
(LOS ANGELES CNTY CALIF) SERIES C (LOC: WELLS FARGO BANK NA)		0.03%		01/04/16	22,600,000	22,600,000
(LOS ANGELES CNTY CALIF) SERIES C (LOC: WELLS FARGO BANK NA)		0.04%		01/08/16	18,400,000	18,400,000
(LOS ANGELES CNTY CALIF) SERIES C (LOC: WELLS FARGO BANK NA)		0.04%		01/12/16	30,960,000	30,960,000
(LOS ANGELES CNTY CALIF) SERIES C (LOC: WELLS FARGO BANK NA)		0.08%		03/01/16	43,000,000	43,000,000
GO (LOS ANGELES CNTY CALIF) SERIES A (LOC: JPMORGAN CHASE BANK NA)		0.09%		02/19/16	5,400,000	5,400,000
GO (LOS ANGELES CNTY CALIF) SERIES C (LOC: WELLS FARGO BANK NA)		0.04%		01/04/16	1,875,000	1,875,000
GO (LOS ANGELES CNTY CALIF) SERIES C (LOC: WELLS FARGO BANK NA)		0.04%		01/13/16	8,000,000	8,000,000
LOS ANGELES CNTY CALIF MET TRANSN AUTH
REV SALES TAX (LOS ANGELES CNTY CALIF MET TRANSN AUTH PROP C) SERIES 2013-A		5.00%		07/01/16	11,275,000	11,545,662
REV SALES TAX (LOS ANGELES CNTY CALIF MET TRANSN AUTH PROP C) SERIES 2013-B		5.00%		07/01/16	2,300,000	2,354,762
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
REV WATER & SEWER SERIES 2009 D		3.00%		07/01/16	250,000	253,301
REV WATER & SEWER SERIES 2011 B		4.00%		07/01/16	1,385,000	1,410,137
See financial notes    11

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ORANGE CNTY CALIF FIRE AUTH
REV PUBLIC SERVICES TAX & REV ANTICIPATION NOTE SERIES 2015-16		2.00%		06/30/16	29,260,000	29,505,215
ORANGE COUNTY WATER DISTRICT
REV WATER & SEWER SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.03%		01/14/16	12,613,000	12,613,000
RIVERSIDE CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-201		2.00%		06/30/16	50,000,000	50,421,507
SACRAMENTO CALIF MUN UTIL DIST
REV POWER SERIES 2013C		5.00%		08/15/16	5,025,000	5,173,841
REV UTILITY SERIES K-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.04%		02/03/16	30,000,000	30,000,000
SERIES L-1 (LOC: BARCLAYS BANK PLC)		0.04%		01/05/16	10,000,000	10,000,000
SERIES L-1 (LOC: BARCLAYS BANK PLC)		0.03%		01/07/16	40,000,000	40,000,000
SERIES L-1 (LOC: BARCLAYS BANK PLC)		0.04%		01/12/16	20,000,000	20,000,000
SAN DIEGO CALIF CMNTY COLLEGE DIST
GO SERIES 2012		4.00%		08/01/16	300,000	306,310
SAN DIEGO CALIF UNI SCH DIST
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015-16A		2.00%		06/30/16	15,000,000	15,127,774
SAN DIEGO CNTY & SCH DIST
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	15,000,000	15,131,261
SAN DIEGO CNTY CALIF WTR AUTH
REV UTILITY SERIES 7 (LIQ: JPMORGAN CHASE BANK NA)		0.05%		01/13/16	10,000,000	10,000,000
REV UTILITY SERIES 7 (LIQ: JPMORGAN CHASE BANK NA)		0.05%		01/14/16	6,250,000	6,250,000
REV WATER & SEWER SERIES 2011 S1		3.00%		07/01/16	250,000	252,975
REV WATER & SEWER SERIES 5 (LIQ: WELLS FARGO BANK NA)		0.05%		01/07/16	16,000,000	16,000,000
REV WATER & SEWER SERIES 5 (LIQ: WELLS FARGO BANK NA)		0.04%		01/15/16	20,900,000	20,900,000
REV WATER & SEWER SERIES 5 (LIQ: WELLS FARGO BANK NA)		0.06%		02/03/16	21,100,000	21,100,000
REV WATER & SEWER SERIES 7 (LIQ: JPMORGAN CHASE BANK NA)		0.05%		01/06/16	6,250,000	6,250,000
REV WATER & SEWER SERIES 7 (LIQ: JPMORGAN CHASE BANK NA)		0.04%		01/15/16	25,000,000	25,000,000
REV WATER & SEWER SERIES 7 (LIQ: JPMORGAN CHASE BANK NA)		0.06%		02/03/16	27,500,000	27,500,000
REV WATER & SEWER SERIES 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.04%		01/13/16	5,000,000	5,000,000
REV WATER & SEWER SERIES 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.04%		01/15/16	12,050,000	12,050,000
REV WATER & SEWER SERIES 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.06%		02/03/16	9,500,000	9,500,000
SERIES 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.04%		02/02/16	5,000,000	5,000,000
SERIES 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		02/09/16	5,000,000	5,000,000
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
REV SALES TAX SERIES 2012 A		5.00%		04/01/16	1,575,000	1,593,415
SAN FRANCISCO CALIF CITY & CNTY
GO SERIES 2011R1		5.00%		06/15/16	1,925,000	1,966,238
GO SERIES 2015B		2.00%		06/15/16	10,000,000	10,077,237
REV CITY SERIES 2013C		4.00%		03/01/16	1,020,000	1,026,033
REV COP SERIES 2015-R1		5.00%		09/01/16	2,305,000	2,378,096
12    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN
REV TRANSPORTATION SERIES A&B&C-3 (LOC: ROYAL BANK OF CANADA)		0.08%		02/16/16	33,350,000	33,350,000
REV TRANSPORTATION SERIES B-4 (LOC: WELLS FARGO BANK NA)		0.05%		02/03/16	20,000,000	20,000,000
REV TRANSPORTATION SERIES B-4 (LOC: WELLS FARGO BANK NA)		0.10%		02/23/16	10,000,000	10,000,000
SAN FRANCISCO CALIF CITY & CNTY PUB UTILS COMMN
REV CITY (SAN FRANCISCO CALIF CITY & CNTY PUB UTILS COMMN WTR REV) SERIES 2006A (ESCROW)		4.75%		05/01/16	1,215,000	1,232,857
SAN FRANCISCO CALIF CITY & CNTY PUB UTILS COMMN WSTEWTR REV
REV WATER & SEWER SERIES 2013A		3.00%		10/01/16	4,650,000	4,744,850
SERIES 2015 A-3 (LOC: BANK OF AMERICA NA)		0.05%		01/27/16	6,400,000	6,400,000
SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.05%		01/27/16	12,500,000	12,500,000
SAN FRANCISCO CALIF UNIFIED SCHOOL DIST
GO TAX & REV ANTICIPATION NOTE SERIES 2015		5.00%		08/31/16	41,000,000	42,308,613
SAN JOSE CALIF REDEV AGY TAX ALLOCATION
GO SERIES 1996 A (LOC: JPMORGAN CHASE BANK NA)		0.17%		02/16/16	13,770,000	13,770,000
GO SERIES 2003-B (LOC: JPMORGAN CHASE BANK NA)		0.17%		02/16/16	7,500,000	7,500,000
SANTA CLARA VY CALIF WTR DIST
REV WATER & SEWER SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		02/04/16	5,660,000	5,660,000
REV WATER & SEWER SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.06%		02/04/16	13,200,000	13,200,000
SANTA MONICA-MALIBU UNI SCH DIST CALIF
GO SERIES 2012B		2.00%		07/01/16	3,860,000	3,892,335
SEQUOIA CALIF UN HIGH SCH DIST
GO SERIES 2014		2.00%		07/01/16	3,065,000	3,092,295
TURLOCK IRRIGATION DISTRICT
SERIES A (LOC: BANK OF AMERICA NA)		0.05%		01/14/16	49,995,000	49,995,000
UNIVERSITY OF CALIFORNIA
REV HEALTHCARE (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2013J		3.00%		05/15/16	200,000	201,871
REV UNIVERSITY SERIES 2007D		5.00%		05/15/16	460,000	467,856
REV UNIVERSITY SERIES 2007D (ESCROW)		5.00%		05/15/16	22,055,000	22,652,012
REV UNIVERSITY SERIES 2008L (ESCROW)		5.00%		05/15/16	8,000,000	8,217,546
REV UNIVERSITY SERIES 2009 O		5.00%		05/15/16	820,000	834,269
REV UNIVERSITY SERIES 2009P		4.00%		05/15/16	350,000	354,534
REV UNIVERSITY SERIES 2013 AF		3.00%		05/15/16	100,000	100,974
REV UNIVERSITY SERIES 2013 AF		5.00%		05/15/16	1,145,000	1,165,056
VENTURA CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		2.00%		07/01/16	51,000,000	51,436,203
VENTURA CNTY CALIF PUB FING AUTH
REV LEASE REV (LOC: WELLS FARGO BANK NA)		0.03%		01/06/16	13,600,000	13,600,000
REV LEASE REV (LOC: WELLS FARGO BANK NA)		0.04%		01/07/16	3,000,000	3,000,000
WALNUT ENERGY CENTER AUTHORITY
REV POWER SERIES B (LOC: STATE STREET BANK AND TRUST COMPANY)		0.05%		02/04/16	26,457,000	26,457,000
Total Fixed-Rate Securities
(Cost $2,243,841,372)						2,243,841,372

See financial notes    13

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Securities 64.4% of net assets
California 64.4%
ABAG FIN AUTH FOR NONPROFIT CORPS CALIF
REV MULTI FAM HOUSING (ACTON COURTYARD APARTMENTS LLC) SERIES 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	9,920,000	9,920,000
ABAG FIN CORP CALIF
REV MULTI FAM HOUSING (CROSSING APT ASSOCIATES NO 1 LLC) SERIES 2002 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	64,450,000	64,450,000
REV MULTI FAM HOUSING (GAIA ASSOCIATED LTD) SERIES 2000 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	12,165,000	12,165,000
REV MULTI FAM HOUSING (MP SHORELINE ASSOC LP) SERIES 1997A (LOC: COMERICA BANK)		0.10%		01/07/16	4,440,000	4,440,000
REV MULTI FAM HOUSING SERIES 2002 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	20,530,000	20,530,000
REV MULTI FAM HOUSING SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	8,295,000	8,295,000
REV MULTI FAM HOUSING SERIES 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	5,790,000	5,790,000
ALAMEDA CNTY CALIF INDL DEV AUTH
REV IDB & PCR (BAT PROPERTIES LLC) SERIES 1998 A (LOC: BANK OF THE WEST)		0.11%		01/07/16	3,640,000	3,640,000
REV IDB & PCR (DALE HARDWARE INC) SERIES 2010 (LOC: COMERICA BANK)		0.04%		01/07/16	2,125,000	2,125,000
REV IDB & PCR (ETTORE PRODUCTS CO) SERIES 2005 A (LOC: COMERICA BANK)		0.08%		01/07/16	4,000,000	4,000,000
REV IDB & PCR (GOLDEN WEST PAPER CONVERTING CORP) SERIES 2008A (LOC: BANK OF THE WEST)		0.08%		01/07/16	3,315,000	3,315,000
REV IDB & PCR (KING FAMILY PROPERTIES LLC) SERIES 2014 (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	2,484,000	2,484,000
REV IDB & PCR (NEVADA HEAT TREATING INC) SERIES 2011 (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	2,770,000	2,770,000
REV IDB & PCR (PLASTIKON INDUSTRIAL INC) SERIES 2000 A (LOC: COMERICA BANK)		0.07%		01/07/16	2,700,000	2,700,000
ALAMEDA-CONTRA COSTA CALIF SCHS FING AUTH
REV LEASE REV SERIES N (LOC: FEDERAL HOME LOAN BANKS)		0.01%		01/07/16	1,980,000	1,980,000
ANAHEIM CALIF HSG AUTH
REV MULTI FAM HOUSING (SAGE PARK) SERIES 1998 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	5,500,000	5,500,000
ANAHEIM CALIF PUB FING AUTH
REV POWER (ANAHEIM ELEC SYS CA) SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.02%		01/07/16	19,030,000	19,030,000
REV POWER (ANAHEIM ELEC SYS CA) TAX ANTICIPATION NOTE SERIES 2009A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	7,500,000	7,500,000
BAKERSFIELD CALIF WASTEWTR REV
REV WATER & SEWER SERIES 2012 A (LIQ: JPMORGAN CHASE BANK NA)		0.03%		01/07/16	3,900,000	3,900,000
14    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BAY AREA TOLL AUTHORITY
REV TRANSPORTATION SERIES 2006F (ESCROW) (LIQ: CITIBANK NA)	a	0.02%		01/07/16	16,985,000	16,985,000
REV TRANSPORTATION SERIES 2007C-2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	11,000,000	11,000,000
REV TRANSPORTATION SERIES 2007C1 (LIQ: BANK OF AMERICA NA)	a	0.04%		01/07/16	4,910,000	4,910,000
REV TRANSPORTATION SERIES 2007F (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	7,245,000	7,245,000
REV TRANSPORTATION SERIES 2007F, 2008F1&2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	12,462,156	12,462,156
REV TRANSPORTATION SERIES 2008C-1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.01%		01/07/16	3,000,000	3,000,000
REV TRANSPORTATION SERIES 2008F1 (ESCROW) (LIQ: CITIBANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
REV TRANSPORTATION SERIES 2009F1 (LIQ: BANK OF AMERICA NA)	a	0.05%		01/07/16	9,010,000	9,010,000
CALIFORNIA ALTERNATIVE ENERGY SOURCE FING AUTH
REV IDB & PCR (GENERAL ELECTRIC CO) SERIES 1993-B		0.02%		01/07/16	25,330,000	25,330,000
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (CALIFORNIA INSTITUTE OF TECHNOLOGY) SERIES 2006B		0.01%		01/07/16	3,500,000	3,500,000
REV UNIVERSITY (CALIFORNIA INSTITUTE OF TECHNOLOGY) SERIES 2009 (LIQ: CITIBANK NA)	a	0.01%		01/07/16	9,900,000	9,900,000
REV UNIVERSITY (LIFE CHIROPRACTIC COLLEGE WEST) SERIES 1999 (LOC: BANK OF THE WEST)		0.03%		01/07/16	10,965,000	10,965,000
REV UNIVERSITY (PEPPERDINE UNIVERSITY) SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,995,000	6,995,000
REV UNIVERSITY (UNIVERSITY OF SOUTHERN CALIFORNIA) SERIES 2009A (LIQ: DEUTSCHE BANK AG)	a	0.07%		01/07/16	1,220,000	1,220,000
CALIFORNIA HEALTH FACS FING AUTH
REV (KAISER PERMANENTE) SERIES 2011A,B,C&D (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	81,810,000	81,810,000
REV HOSPITAL (CHILDRENS HOSPITAL OF ORANGE COUNTY CA) SERIES 2009C (LOC: US BANK NATIONAL ASSOCIATION)		0.01%		01/07/16	10,275,000	10,275,000
REV HOSPITAL (CITY OF HOPE) SERIES 2012 B		0.01%		01/07/16	16,000,000	16,000,000
REV HOSPITAL (CITY OF HOPE) SERIES 2012 C		0.01%		01/07/16	9,700,000	9,700,000
REV HOSPITAL (DIGNITY HEALTH) SERIES 2004 K (LOC: MIZUHO BANK LTD)		0.01%		01/07/16	21,750,000	21,750,000
REV HOSPITAL (MEMORIAL HLTH SVCS CORP) SERIES 2013A		0.01%		01/07/16	9,045,000	9,045,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2008C (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,020,000	5,020,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2009B (LIQ: BANK OF AMERICA NA)	a	0.03%		01/07/16	9,200,000	9,200,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	26,780,000	26,780,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	4,000,000	4,000,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014B (LIQ: DEUTSCHE BANK AG)	a	0.12%		01/07/16	12,165,000	12,165,000
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2001 A (LOC: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	5,815,000	5,815,000
See financial notes    15

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2008B (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	2,200,000	2,200,000
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2008C (LOC: MUFG UNION BANK NA)		0.01%		01/07/16	9,150,000	9,150,000
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2008E (LOC: MUFG UNION BANK NA)		0.01%		01/07/16	16,670,000	16,670,000
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2010B (LOC: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	26,150,000	26,150,000
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2012 B		0.01%		01/07/16	13,225,000	13,225,000
REV HOSPITAL (SCRIPPS HEALTH) SERIES 2012 C		0.01%		01/07/16	15,300,000	15,300,000
REV HOSPITAL (ST JOSEPH HEALTH SYSTEM) SERIES 2009A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	11,565,000	11,565,000
REV HOSPITAL (ST JOSEPH HEALTH SYSTEM) SERIES 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	11,250,000	11,250,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	24,935,000	24,935,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	9,000,000	9,000,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2011A&B (LIQ: DEUTSCHE BANK AG)	a	0.16%		01/07/16	23,000,000	23,000,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2011B (LIQ: CITIBANK NA)	a	0.02%		01/07/16	9,565,000	9,565,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2011D (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	6,665,000	6,665,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,730,000	3,730,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	17,195,000	17,195,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	12,470,000	12,470,000
REV HOSPITAL SERIES 2011 B (LOC: BANK OF MONTREAL)		0.01%		01/07/16	13,450,000	13,450,000
CALIFORNIA HFA HOME MORTGAGE
REV HOUS SINGL SERIES 2000N (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	3,385,000	3,385,000
REV HOUS SINGL SERIES 2003 M (LOC: ROYAL BANK OF CANADA)		0.01%		01/07/16	4,270,000	4,270,000
REV HOUS SINGL SERIES 2005 A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	4,600,000	4,600,000
REV HOUS SINGL SERIES 2005B (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	1,825,000	1,825,000
REV HOUS SINGL SERIES 2005F (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.01%		01/07/16	42,425,000	42,425,000
REV HOUS SINGL SERIES 2006C (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	1,890,000	1,890,000
REV HOUS SINGL SERIES 2006F (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	2,000,000	2,000,000
REV HOUS SINGL SERIES 2007 H (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	4,400,000	4,400,000
REV HOUS SINGL SERIES 2007K (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	2,500,000	2,500,000
REV MULTI FAM HOUSING SERIES 2013B (LOC: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	12,840,000	12,840,000
CALIFORNIA HOUSING FINANCE AGENCY
REV MULTI FAM HOUSING SERIES 2008B (LOC: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	11,155,000	11,155,000
16    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
REV IDB & PCR (ASIAN AMERICAN DRUG ABUSE PROGRAM INC) SERIES 2008 (LOC: BANK OF THE WEST)		0.06%		01/07/16	3,005,000	3,005,000
REV POWER (PACIFIC GAS & ELECTRIC CO) SERIES 2009A (LOC: MUFG UNION BANK NA)		0.01%		01/04/16	1,000,000	1,000,000
REV SCHOOL SERIES 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.18%		01/07/16	11,060,000	11,060,000
REV UNIVERSITY (CASA LOMA COLLEGE) SERIES 2009 (LOC: COMERICA BANK)		0.05%		01/07/16	1,780,000	1,780,000
REV UTILITY (PACIFIC GAS & ELECTRIC CO) SERIES 2009B (LOC: MUFG UNION BANK NA)		0.01%		01/04/16	3,645,000	3,645,000
CALIFORNIA MUN FIN AUTH
REV IDB & PCR (CHEVRON CORP) SERIES 2010A		0.01%		01/04/16	11,180,000	11,180,000
REV IDB & PCR (CHEVRON CORP) SERIES 2010C		0.01%		01/04/16	8,205,000	8,205,000
REV UNIVERSITY (WESTMONT COLLEGE) SERIES 2010A (LOC: COMERICA BANK)		0.05%		01/07/16	12,440,000	12,440,000
CALIFORNIA POLLUTION CTL FING AUTH
REV IDB & PCR (PACIFIC GAS & ELECTRIC CO) SERIES 1996C (LOC: MIZUHO BANK LTD)		0.01%		01/04/16	10,000,000	10,000,000
REV IDB & PCR (PACIFIC GAS & ELECTRIC CO) SERIES 1996F (LOC: TD BANK NA)		0.01%		01/04/16	3,700,000	3,700,000
REV WASTE/POLLUTION (AG RESOURCES III INC) SERIES 2004 (LOC: COBANK ACB)		0.06%		01/07/16	5,570,000	5,570,000
REV WASTE/POLLUTION (ALAMEDA CNTY INDUSTRIES INC) SERIES 2000-A (LOC: BANK OF THE WEST)		0.08%		01/07/16	3,330,000	3,330,000
REV WASTE/POLLUTION (ALAMEDA CNTY INDUSTRIES INC) SERIES 2012 (LOC: BANK OF THE WEST)		0.08%		01/07/16	5,140,000	5,140,000
REV WASTE/POLLUTION (ATLAS DISPOSAL INDUSTRIES LLC) SERIES 1999A (LOC: US BANK NATIONAL ASSOCIATION)		0.06%		01/07/16	4,369,000	4,369,000
REV WASTE/POLLUTION (BAY COUNTIES SMART) SERIES 2014 (LOC: COMERICA BANK)		0.08%		01/07/16	4,210,000	4,210,000
REV WASTE/POLLUTION (BAY COUNTIES WASTE SVCS INC) SERIES 2011A (LOC: COMERICA BANK)		0.08%		01/07/16	6,560,000	6,560,000
REV WASTE/POLLUTION (BESTWAY DISPOSAL) SERIES 2012 (LOC: BANK OF THE WEST)		0.08%		01/07/16	14,695,000	14,695,000
REV WASTE/POLLUTION (BLT ENTERPRISES) SERIES 2010 (LOC: MUFG UNION BANK NA)		0.02%		01/07/16	4,665,000	4,665,000
REV WASTE/POLLUTION (BURRTEC WASTE & RECYCLING SERVICES LLC) SERIES 2006A (LOC: BANK OF AMERICA NA)		0.06%		01/07/16	8,705,000	8,705,000
REV WASTE/POLLUTION (BURRTEC WASTE GROUP) SERIES 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.06%		01/07/16	5,705,000	5,705,000
REV WASTE/POLLUTION (BURRTEC WASTE GROUP) SERIES 2008A (LOC: US BANK NATIONAL ASSOCIATION)		0.06%		01/07/16	7,505,000	7,505,000
REV WASTE/POLLUTION (CALIFORNIA WASTE RECOVERY SYSTEMS INC) SERIES 2012 (LOC: MUFG UNION BANK NA)		0.06%		01/07/16	2,385,000	2,385,000
REV WASTE/POLLUTION (CR&R INC) SERIES 2006A (LOC: JPMORGAN CHASE BANK NA)		0.06%		01/07/16	19,600,000	19,600,000
REV WASTE/POLLUTION (CR&R INC) SERIES 2007A (LOC: JPMORGAN CHASE BANK NA)		0.06%		01/07/16	34,615,000	34,615,000
REV WASTE/POLLUTION (DESERT PROPERTIES LLC) SERIES 2006B (LOC: MUFG UNION BANK NA)		0.06%		01/07/16	1,160,000	1,160,000
REV WASTE/POLLUTION (EDCO DISPOSAL CORP) SERIES 2004 A (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	1,395,000	1,395,000
See financial notes    17

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV WASTE/POLLUTION (EDCO DISPOSAL CORP) SERIES 2007A (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	5,790,000	5,790,000
REV WASTE/POLLUTION (GARAVENTA ENTERPRISES) SERIES 2006 A (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	5,970,000	5,970,000
REV WASTE/POLLUTION (GARAVENTA ENTERPRISES) SERIES 2008A (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	8,925,000	8,925,000
REV WASTE/POLLUTION (GARDEN CITY SANITATION) SERIES 2009A (LOC: MUFG UNION BANK NA)		0.02%		01/07/16	7,100,000	7,100,000
REV WASTE/POLLUTION (GARDEN CITY SANITATION) SERIES 2009B (LOC: MUFG UNION BANK NA)		0.02%		01/07/16	2,475,000	2,475,000
REV WASTE/POLLUTION (GARDEN CITY SANITATION) SERIES 2014 (LOC: MUFG UNION BANK NA)		0.07%		01/07/16	3,000,000	3,000,000
REV WASTE/POLLUTION (GEORGE BORBA & SON DAIRY) SERIES 2003 (LOC: WELLS FARGO BANK NA)		0.05%		01/07/16	3,800,000	3,800,000
REV WASTE/POLLUTION (GREENWASTE OF PALO ALTO CA) SERIES 2008-B (LOC: MUFG UNION BANK NA)		0.06%		01/07/16	2,990,000	2,990,000
REV WASTE/POLLUTION (GREENWASTE RECOVERY INC) SERIES 2006A (LOC: MUFG UNION BANK NA)		0.06%		01/07/16	1,810,000	1,810,000
REV WASTE/POLLUTION (MARBORG INDUSTRIES) SERIES 2009A (LOC: MUFG UNION BANK NA)		0.02%		01/07/16	2,095,000	2,095,000
REV WASTE/POLLUTION (MARIN SANITARY SERVICES) SERIES 2006 A (LOC: COMERICA BANK)		0.08%		01/07/16	1,100,000	1,100,000
REV WASTE/POLLUTION (METROPOLITAN RECYCLING CORP) SERIES 2000 A (LOC: COMERICA BANK)		0.08%		01/07/16	1,370,000	1,370,000
REV WASTE/POLLUTION (METROPOLITAN RECYCLING LLC) SERIES 2012A (LOC: COMERICA BANK)		0.08%		01/07/16	2,630,000	2,630,000
REV WASTE/POLLUTION (MID VALLEY DISPOSAL) SERIES 2006A (LOC: MUFG UNION BANK NA)		0.06%		01/07/16	2,275,000	2,275,000
REV WASTE/POLLUTION (MILL VALLEY REFUSE SVC INC) SERIES 2014 (LOC: COMERICA BANK)		0.08%		01/07/16	1,170,000	1,170,000
REV WASTE/POLLUTION (MISSION TRAIL WASTE SYSTEM) SERIES 2010A (LOC: COMERICA BANK)		0.04%		01/07/16	1,690,000	1,690,000
REV WASTE/POLLUTION (NORTHERN RECYCLING AND WASTE SERVICES LLC) SERIES 2007A (LOC: MUFG UNION BANK NA)		0.06%		01/07/16	945,000	945,000
REV WASTE/POLLUTION (ORANGE AVE DISPOSAL INC) SERIES 2002A (LOC: MUFG UNION BANK NA)		0.06%		01/07/16	4,550,000	4,550,000
REV WASTE/POLLUTION (PLEASANTON GARBAGE SERVICE INC) SERIES 2008A (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	2,020,000	2,020,000
REV WASTE/POLLUTION (RATTO GROUP CO INC) SERIES 2007A (LOC: MUFG UNION BANK NA)		0.06%		01/07/16	27,800,000	27,800,000
REV WASTE/POLLUTION (RATTO GROUP CO INC) SERIES 2012 (LOC: MUFG UNION BANK NA)		0.06%		01/07/16	11,000,000	11,000,000
REV WASTE/POLLUTION (RECYCLING INDUSTRIES INC) SERIES 2011 (LOC: COMERICA BANK)		0.08%		01/07/16	2,070,000	2,070,000
REV WASTE/POLLUTION (SANTA CLARA VALLEY INDUSTRIES) SERIES 1998 A (LOC: COMERICA BANK)		0.08%		01/07/16	315,000	315,000
REV WASTE/POLLUTION (SOUTH BAY RECYCLING LLC) SERIES 2010B (LOC: MUFG UNION BANK NA)		0.02%		01/07/16	1,840,000	1,840,000
REV WASTE/POLLUTION (TALCO PLASTICS INC) SERIES 1997A (LOC: US BANK NATIONAL ASSOCIATION)		0.04%		01/07/16	1,750,000	1,750,000
REV WASTE/POLLUTION (UPPER VALLEY DISPOSAL SERVICE) SERIES 2008A (LOC: MUFG UNION BANK NA)		0.06%		01/07/16	1,235,000	1,235,000
REV WASTE/POLLUTION (VALLEY VISTA SERVICES INC) SERIES 2007A (LOC: COMERICA BANK)		0.08%		01/07/16	2,205,000	2,205,000
18    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV WASTE/POLLUTION (VANDERHAM FAMILY TRUST-J&D WILSON & SONS DAIRY) SERIES 2004 (LOC: COBANK ACB)		0.05%		01/07/16	2,500,000	2,500,000
REV WASTE/POLLUTION (WASTE CONNECTIONS INC) SERIES 2007 (LOC: BANK OF AMERICA NA)		0.05%		01/07/16	5,400,000	5,400,000
REV WASTE/POLLUTION (ZEREP MANAGEMENT CORP) SERIES 2011 A (LOC: COMERICA BANK)		0.08%		01/07/16	2,810,000	2,810,000
REV WASTE/POLLUTION (ZEREP MANAGEMENT CORP) SERIES 2014 (LOC: COMERICA BANK)		0.08%		01/07/16	9,390,000	9,390,000
CALIFORNIA ST
GO SERIES 15XZ1041 (LIQ: DEUTSCHE BANK AG)	a	0.10%		01/07/16	11,220,000	11,220,000
GO SERIES 2003A-1 (LOC: JPMORGAN CHASE BANK NA)		0.01%		01/04/16	1,000,000	1,000,000
GO SERIES 2003B-1 (LOC: JPMORGAN CHASE BANK NA; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.01%		01/07/16	37,500,000	37,500,000
GO SERIES 2003B-2 (LOC: JPMORGAN CHASE BANK NA; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.01%		01/07/16	18,000,000	18,000,000
GO SERIES 2003B-3 (LOC: JPMORGAN CHASE BANK NA; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.01%		01/07/16	59,100,000	59,100,000
GO SERIES 2004 A1 (LOC: CITIBANK NA)		0.01%		01/04/16	600,000	600,000
GO SERIES 2004 A3 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.01%		01/04/16	2,000,000	2,000,000
GO SERIES 2004 A5 (LOC: CITIBANK NA)		0.01%		01/04/16	3,800,000	3,800,000
GO SERIES 2004-B3 (LOC: CITIBANK NA)		0.01%		01/04/16	600,000	600,000
GO SERIES 2004B2 (LOC: CITIBANK NA)		0.01%		01/04/16	1,000,000	1,000,000
GO SERIES 2005 B-1 (LOC: MIZUHO BANK LTD)		0.01%		01/07/16	12,000,000	12,000,000
GO SERIES 2005 B-3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.01%		01/07/16	6,140,000	6,140,000
GO SERIES 2005A1-2 (LOC: ROYAL BANK OF CANADA)		0.01%		01/07/16	39,000,000	39,000,000
GO SERIES 2005A2-1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.01%		01/07/16	15,000,000	15,000,000
GO SERIES 2005A2-2 (LOC: ROYAL BANK OF CANADA)		0.01%		01/07/16	20,000,000	20,000,000
GO SERIES 2005A3 (LOC: MIZUHO BANK LTD)		0.01%		01/07/16	6,000,000	6,000,000
GO SERIES 2005B-4 (LOC: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	18,100,000	18,100,000
GO SERIES 2005B5 (LOC: BARCLAYS BANK PLC)		0.01%		01/07/16	12,890,000	12,890,000
GO SERIES 2006 (LOC: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	215,000	215,000
GO SERIES 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.11%		01/07/16	5,000,000	5,000,000
GO SERIES 2014 (LIQ: CITIBANK NA)	a	0.01%		01/07/16	3,000,000	3,000,000
GO SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	7,020,000	7,020,000
CALIFORNIA ST DEPT WTR RES
REV WATER & SEWER SERIES AE (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	12,605,000	12,605,000
CALIFORNIA ST ENTERPRISE DEV AUTH
REV IDB & PCR (SCONZA CANDY CO) SERIES 2008A (LOC: COMERICA BANK)		0.08%		01/07/16	10,000,000	10,000,000
CALIFORNIA STATE UNIVERSITY
REV UNIVERSITY SERIES 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,840,000	5,840,000
REV UNIVERSITY SERIES 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,180,000	5,180,000
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
REV HOSPITAL (KAISER PERMANENTE) SERIES 2006B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.02%		01/07/16	4,950,000	4,950,000
REV HOSPITAL (RADY CHILDRENS HOSPITAL) SERIES 2008C (LOC: NORTHERN TRUST COMPANY (THE))		0.01%		01/07/16	6,575,000	6,575,000
See financial notes    19

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOSPITAL (SUTTER HEALTH) SERIES 2005C (LIQ: CITIBANK NA)	a	0.02%		01/07/16	6,300,000	6,300,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2011CA (LIQ: CITIBANK NA)	a	0.01%		01/07/16	2,175,000	2,175,000
REV HOUSING (DUBLIN RANCH SENIOR APTS) SERIES 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	29,990,000	29,990,000
REV HOUSING (PLAN NINE PARTNERS LLC) SERIES 2005A (LOC: MUFG UNION BANK NA)		0.04%		01/07/16	5,300,000	5,300,000
REV HOUSING (THE KNOLLS AT GREEN VALLEY APARTMENTS CA) SERIES 2002 FF (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	13,205,000	13,205,000
REV HOUSING SERIES 2003 ZZ (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	6,420,000	6,420,000
REV IDB & PCR (RL GRP LLC) SERIES 1998 C (LOC: US BANK NATIONAL ASSOCIATION)		0.08%		01/07/16	1,260,000	1,260,000
REV MULTI FAM HOUSING (ALEXANDRIA HOUSING PARTNERS LP) SERIES 2013 A (LOC: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	16,775,000	16,775,000
REV MULTI FAM HOUSING (AVIAN GLEN APARTMENTS CA) SERIES 2004 CC (LOC: CITIBANK NA)		0.03%		01/07/16	4,590,000	4,590,000
REV MULTI FAM HOUSING (BRANDON PLACE PARTNERS LP) SERIES 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	6,070,000	6,070,000
REV MULTI FAM HOUSING (BRENTWOOD ARBOR RIDGE LP) SERIES 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	16,405,000	16,405,000
REV MULTI FAM HOUSING (CA STATEWIDE CDA AEGIS AT PLEASANT HILL) SERIES 1997 H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	6,270,000	6,270,000
REV MULTI FAM HOUSING (CANYON COUNTRY CMNTY LP) SERIES 2002 M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	10,500,000	10,500,000
REV MULTI FAM HOUSING (CHARTER COURT SJC LP) SERIES 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	10,125,000	10,125,000
REV MULTI FAM HOUSING (CREEKSIDE AT MEADOW PARK LP) SERIES 2002 HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	8,295,000	8,295,000
REV MULTI FAM HOUSING (CROSSINGS WEST APARTMENTS CA) SERIES 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	15,000,000	15,000,000
REV MULTI FAM HOUSING (DUBLIN RANCH SENIOR APTS) SERIES 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	5,010,000	5,010,000
REV MULTI FAM HOUSING (FAIRFIELD SAGEWOOD L P) SERIES 2005CC (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	9,100,000	9,100,000
REV MULTI FAM HOUSING (FAIRWAY FAMILY COMMUNITY L P) SERIES 2003 PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	22,000,000	22,000,000
REV MULTI FAM HOUSING (FAIRWAY FAMILY COMMUNITY L P) SERIES 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	7,000,000	7,000,000
REV MULTI FAM HOUSING (GRANITE EMERALD GARDENS LLC) SERIES 2000 E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	7,320,000	7,320,000
20    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING (HERITAGE II LP) SERIES 2014 G (LOC: FEDERAL HOME LOAN BANKS)		0.01%		01/07/16	7,100,000	7,100,000
REV MULTI FAM HOUSING (HERITAGE OAKS L P) SERIES 2004 YY (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	6,900,000	6,900,000
REV MULTI FAM HOUSING (IH ALHAMBRA DAVIS LLC) SERIES 2014A (LOC: FEDERAL HOME LOAN BANKS)		0.01%		01/07/16	10,000,000	10,000,000
REV MULTI FAM HOUSING (KDF CYPRESS VILLA LP) SERIES 2000F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	4,725,000	4,725,000
REV MULTI FAM HOUSING (KDF LOS PADRES LP) SERIES 2003 E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	10,750,000	10,750,000
REV MULTI FAM HOUSING (KELVIN COURT CA) SERIES 2012 B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	12,750,000	12,750,000
REV MULTI FAM HOUSING (LAS FLORES VILLAGE PARTNERS LP) SERIES 2004 JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.04%		01/07/16	13,500,000	13,500,000
REV MULTI FAM HOUSING (LAUREL PARK SENIOR APARTMENTS CA) SERIES 2002 H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	5,500,000	5,500,000
REV MULTI FAM HOUSING (MARTIN LUTHER TOWER L P) SERIES 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	7,050,000	7,050,000
REV MULTI FAM HOUSING (OAK CENTERS L P) SERIES 2005 L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	3,420,000	3,420,000
REV MULTI FAM HOUSING (OAKMONT OF CONCORD CA) SERIES 2002 Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	16,650,000	16,650,000
REV MULTI FAM HOUSING (PALMILLA PRIMITIVO ASSOCIATES) SERIES 2008 J (LOC: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	12,100,000	12,100,000
REV MULTI FAM HOUSING (PLAZA CLUB APT LP) SERIES 1997 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	13,190,000	13,190,000
REV MULTI FAM HOUSING (RANCHO SANTA FE VILLAGE APTS CA) SERIES 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.04%		01/07/16	12,300,000	12,300,000
REV MULTI FAM HOUSING (SAN JOAQUIN MARINERS ASSOC LP) SERIES 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	6,500,000	6,500,000
REV MULTI FAM HOUSING (STONERIDGE AT ELK GROVE CA) SERIES 2005Q (LOC: CITIBANK NA)		0.03%		01/07/16	6,340,000	6,340,000
REV POWER (ROYAL BANK OF CANADA) SERIES A (LOC: ROYAL BANK OF CANADA)		0.07%	01/07/16	03/01/16	50,000,000	50,000,000
REV POWER (ROYAL BANK OF CANADA) SERIES B (LOC: ROYAL BANK OF CANADA)		0.07%	01/07/16	05/02/16	50,000,000	50,000,000
CHULA VISTA CALIF
REV MULTI FAM HOUSING SERIES SERIES 2 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	5,000,000	5,000,000
COAST CMNTY COLLEGE DIST CALIF
GO SERIES 2006B (LIQ: DEUTSCHE BANK AG)	a	0.06%		01/07/16	24,875,000	24,875,000
CONTRA COSTA CALIF CMNTY COLLEGE DIST
GO SERIES 2013 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	7,800,000	7,800,000
GO SERIES 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	7,500,000	7,500,000
See financial notes    21

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CONTRA COSTA CNTY CALIF
REV MULTI FAM HOUSING (FAIRFIELD CREEKVIEW LP) SERIES 2003 B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	32,200,000	32,200,000
CONTRA COSTA WATER DISTRICT
REV WATER & SEWER		0.10%	03/08/16	09/04/16	24,500,000	24,500,000
DUBLIN CALIF HSG AUTH
REV MULTI FAM HOUSING (PARK SIERRA LLC) SERIES 1998 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	28,700,000	28,700,000
EAST BAY MUNICIPAL UTILITY DISTRICT WASTEWATER SYSTEM
REV WATER & SEWER		0.05%	01/20/16	09/10/16	15,000,000	15,000,000
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
REV WATER & SEWER		0.08%	01/06/16	06/05/16	13,000,000	13,000,000
REV WATER & SEWER SERIES 2005A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	35,000,000	35,000,000
REV WATER & SEWER SERIES 2008-A4 (LIQ: WELLS FARGO BANK NA)		0.01%		01/07/16	19,765,000	19,765,000
REV WATER & SEWER SERIES 2012A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	49,500,000	49,500,000
REV WATER & SEWER SERIES 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	1,830,000	1,830,000
EASTERN MUN WTR DIST CALIF
REV WATER & SEWER SERIES 2012 A		0.05%	01/07/16	05/05/16	17,500,000	17,500,000
EL CAMINO CALIF HOSP DIST
GO SERIES 2006 (LIQ: DEUTSCHE BANK AG)	a	0.14%		01/07/16	8,835,000	8,835,000
ELSINORE VALLEY CALIF MUN WTR DIST
REV WATER & SEWER SERIES 2011A (LOC: MUFG UNION BANK NA)		0.03%		01/07/16	14,725,000	14,725,000
EMERYVILLE REDEVELOPMENT AGENCY SUCCESSOR AGENCY
REV MULTI FAM HOUSING SERIES A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	57,715,000	57,715,000
ESCONDIDO CALIF
REV MULTI FAM HOUSING (TRINITY ESCONDIDO I LP) SERIES A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	6,900,000	6,900,000
FOOTHILL-DE ANZA CALIF CMNTY COLLEGE DIST
GO SERIES B (LIQ: DEUTSCHE BANK AG)	a	0.06%		01/07/16	16,830,000	16,830,000
GO SERIES C (LIQ: CITIBANK NA)	a	0.01%		01/07/16	4,500,000	4,500,000
REV SCHOOL REVENUE ANTICIPATION NOTE SERIES C (LIQ: WELLS FARGO BANK NA)	a	0.03%		01/07/16	9,750,000	9,750,000
GROSSMONT CALIF HEALTHCARE DIST
GO SERIES 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	8,200,000	8,200,000
HAYWARD CALIF
REV MULTI FAM HOUSING (LORD TENNYSON VOA AFFORDABLE HSG L P) SERIES 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.04%		01/07/16	13,915,000	13,915,000
REV MULTI FAM HOUSING SERIES 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	9,500,000	9,500,000
HUNTINGTON BEACH CALIF
REV MULTI FAM HOUSING (FIVE POINTS SRS L P) SERIES 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	4,200,000	4,200,000
IRVINE RANCH CALIF WTR DIST
REV WATER & SEWER SERIES 2011A-1		0.04%	01/07/16	03/15/16	15,145,000	15,145,000
REV WATER & SEWER SERIES 2011A-2		0.04%	01/07/16	03/15/16	8,730,000	8,730,000
KINGS CNTY CALIF HSG AUTH
REV MULTI FAM HOUSING SERIES 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	12,775,000	12,775,000
22    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LONG BEACH CALIF CMNTY COLLEGE DIST
GO SERIES 2007D (LIQ: WELLS FARGO & COMPANY)	a	0.03%		01/07/16	25,015,000	25,015,000
REV SCHOOL REVENUE ANTICIPATION NOTE SERIES 2008A (LIQ: DEUTSCHE BANK AG)	a	0.11%		01/07/16	11,351,000	11,351,000
LONG BEACH CALIF UNI SCH DIST
GO SERIES 2012 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	7,750,000	7,750,000
GO SERIES A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,665,000	6,665,000
LOS ANGELES CA DEPARTMENT OF AIRPORTS
REV TRANSPORTATION SERIES 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.05%		01/07/16	19,295,000	19,295,000
REV TRANSPORTATION SERIES 2008A (LIQ: MORGAN STANLEY BANK NA)	a	0.06%		01/07/16	13,475,000	13,475,000
REV TRANSPORTATION SERIES 2010A (LIQ: BANK OF AMERICA NA)	a	0.02%		01/07/16	10,095,000	10,095,000
REV TRANSPORTATION SERIES 2010A (LIQ: BARCLAYS BANK PLC)	a	0.02%		01/07/16	4,620,000	4,620,000
REV TRANSPORTATION SERIES 2010A (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	8,665,000	8,665,000
REV TRANSPORTATION SERIES 2010A&D (LIQ: BARCLAYS BANK PLC)	a	0.02%		01/07/16	6,630,000	6,630,000
REV TRANSPORTATION SERIES 2010D (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	6,665,000	6,665,000
REV TRANSPORTATION SERIES 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	4,165,000	4,165,000
REV TRANSPORTATION SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.06%		01/07/16	9,500,000	9,500,000
REV TRANSPORTATION SERIES 2015D (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	4,685,000	4,685,000
REV TRANSPORTATION SERIES 2015D (LIQ: MORGAN STANLEY BANK NA)	a	0.06%		01/07/16	5,250,000	5,250,000
LOS ANGELES CALIF
REV MULTI FAM HOUSING (ASBURY APARTMENTS LP) SERIES 2003 A (LOC: CITIBANK NA)		0.07%		01/07/16	4,555,000	4,555,000
REV WATER & SEWER (LOS ANGELES CALIF WASTEWTR SYS) SERIES 2012B (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	6,665,000	6,665,000
REV WATER & SEWER (LOS ANGELES CALIF WASTEWTR SYS) SERIES 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,510,000	2,510,000
LOS ANGELES CALIF CMNTY COLLEGE DIST
GO SERIES 2007A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.03%		01/07/16	16,535,000	16,535,000
GO SERIES 2007A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	5,225,000	5,225,000
GO SERIES 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.03%		01/07/16	6,665,000	6,665,000
REV SCHOOL SERIES 2007A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	3,000,000	3,000,000
LOS ANGELES CALIF COMMUNITY REDEVELOPMENT AGENCY
REV HOUSING SERIES 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	13,800,000	13,800,000
REV MULTI FAM HOUSING (SECURITY BLDG LOFT PARTNERS L P) SERIES 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	3,955,000	3,955,000
LOS ANGELES CALIF DEPT PWR
REV POWER SERIES 2001 B-5 (LIQ: BANK OF MONTREAL)		0.01%		01/07/16	24,500,000	24,500,000
REV POWER SERIES 2001B-8 (LIQ: BANK OF MONTREAL)		0.01%		01/07/16	6,000,000	6,000,000
REV POWER SERIES 2002 A-1 (LIQ: BANK OF AMERICA NA)		0.01%		01/07/16	10,000,000	10,000,000
See financial notes    23

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV POWER SERIES 2002 A-4 (LIQ: BANK OF AMERICA NA)		0.01%		01/07/16	18,150,000	18,150,000
REV POWER SERIES 2002 A-5 (LIQ: CITIBANK NA)		0.01%		01/07/16	5,000,000	5,000,000
REV POWER SERIES 2002 A-6 (LIQ: BANK OF AMERICA NA)		0.01%		01/07/16	12,600,000	12,600,000
REV POWER SERIES 2007A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	7,980,000	7,980,000
REV POWER SERIES 2012B, 2014B&E (LIQ: MORGAN STANLEY BANK NA)	a	0.01%		01/07/16	15,360,000	15,360,000
REV POWER SERIES 2013B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,500,000	2,500,000
LOS ANGELES CALIF DEPT WTR
REV WATER & SEWER SERIES 2006A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	35,110,000	35,110,000
REV WATER & SEWER SERIES 2006A1 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	17,500,000	17,500,000
REV WATER & SEWER SERIES 2006A1&2007A2 (LIQ: WELLS FARGO & COMPANY)	a	0.03%		01/07/16	24,210,000	24,210,000
REV WATER & SEWER SERIES 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	17,565,000	17,565,000
REV WATER & SEWER SERIES 2012A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,665,000	3,665,000
REV WATER & SEWER SERIES 2012A (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	12,000,000	12,000,000
REV WATER & SEWER SERIES 2012B (LIQ: CITIBANK NA)	a	0.02%		01/07/16	12,375,000	12,375,000
REV WATER & SEWER SERIES 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
REV WATER & SEWER SERIES 2012B (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	10,900,000	10,900,000
REV WATER & SEWER SERIES 2014A (LIQ: CITIBANK NA)	a	0.01%		01/07/16	1,140,000	1,140,000
REV WATER & SEWER SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	4,000,000	4,000,000
LOS ANGELES CALIF HBR DEPT
REV TRANSPORTATION SERIES 2006B (LIQ: CITIBANK NA)	a	0.06%		01/07/16	16,120,000	16,120,000
REV TRANSPORTATION SERIES 2009B (LIQ: WELLS FARGO & COMPANY)	a	0.03%		01/07/16	9,725,000	9,725,000
LOS ANGELES CALIF INDL DEV AUTH
REV IDB & PCR (AAA PACKING & SHIPPING INC) SERIES 2000 (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	3,000,000	3,000,000
REV IDB & PCR (KH ENTERPRISES LLC) SERIES 2008 (LOC: BANK OF THE WEST)		0.11%		01/07/16	1,410,000	1,410,000
LOS ANGELES CALIF UNI SCH DIST
GO SERIES 2007A1 (LIQ: WELLS FARGO & COMPANY)	a	0.03%		01/07/16	24,775,000	24,775,000
GO SERIES 2007B&2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	7,290,000	7,290,000
GO SERIES 2009I (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	6,890,000	6,890,000
LOS ANGELES CNTY CALIF HSG AUTH
REV MULTI FAM HOUSING (CANYON SIERRA APARTMENTS) SERIES 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	14,200,000	14,200,000
REV MULTI FAM HOUSING (CASTAIC SENIOR COMMUNITIES LP) SERIES 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	9,300,000	9,300,000
REV MULTI FAM HOUSING (LINCOLN MALIBU MEADOWS L P) SERIES 1998 B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	14,550,000	14,550,000
24    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING (PALMER SAND CANYON LTD) SERIES 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	17,000,000	17,000,000
REV MULTI FAM HOUSING SERIES 1985-H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	11,000,000	11,000,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
REV WATER & SEWER SERIES 2005C (LIQ: CITIBANK NA)	a	0.02%		01/07/16	24,750,000	24,750,000
REV WATER & SEWER SERIES 2006A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,590,000	5,590,000
REV WATER & SEWER SERIES 2009A-2		0.21%	01/07/16	08/30/16	48,000,000	48,000,000
REV WATER & SEWER SERIES 2011 A-3		0.03%	01/07/16	08/16/16	32,200,000	32,200,000
REV WATER & SEWER SERIES 2011A-1		0.21%	01/07/16	08/16/16	30,940,000	30,940,000
REV WATER & SEWER SERIES 2013E		0.08%	01/07/16	01/29/16	52,000,000	52,000,000
REV WATER & SEWER SERIES 2014D		0.01%		01/07/16	5,655,000	5,655,000
REV WATER & SEWER SERIES 2015 A-1		0.01%		01/07/16	11,500,000	11,500,000
REV WATER & SEWER SERIES 2015 A-2		0.01%		01/07/16	16,000,000	16,000,000
REV WATER & SEWER SERIES B-3 (LIQ: WELLS FARGO BANK NA)		0.01%		01/04/16	2,700,000	2,700,000
MONTEREY PENINSULA CALIF WTR MGMT DIST
REV WATER & SEWER SERIES 1992 (LOC: WELLS FARGO BANK NA)		0.03%		01/07/16	1,350,000	1,350,000
NUVEEN CA AMT-FREE MUNI INCOME FUND
SERIES 5 (LOC: MORGAN STANLEY BANK NA)	a	0.16%		01/07/16	50,300,000	50,300,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
REV SERIES 4 (LOC: ROYAL BANK OF CANADA)	a	0.09%		01/07/16	5,600,000	5,600,000
REV SERIES 6 (LOC: CITIBANK NA)	a	0.10%		01/07/16	19,300,000	19,300,000
SERIES 1 (LOC: MORGAN STANLEY BANK NA)	a	0.16%		01/07/16	55,000,000	55,000,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
REV SERIES 1 (LOC: ROYAL BANK OF CANADA)	a	0.11%		01/07/16	38,000,000	38,000,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
REV SERIES 1 (LOC: BARCLAYS BANK PLC)	a	0.10%		01/07/16	15,900,000	15,900,000
ORANGE CNTY CALIF
REV TRANSPORTATION (ORANGE CNTY CA ARPT REVENUE) SERIES 2009B (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,520,000	6,520,000
ORANGE CNTY CALIF HSG AUTH
REV HOUSING SERIES 1998F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	9,900,000	9,900,000
ORANGE CNTY CALIF SANTN DIST
REV WATER & SEWER SERIES 2015A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	8,000,000	8,000,000
OXNARD CALIF FING AUTH
REV LEASE REV SERIES 2003 B (LOC: MUFG UNION BANK NA)		0.01%		01/07/16	10,295,000	10,295,000
REV LEASE REV SERIES 2006 (LOC: MUFG UNION BANK NA)		0.01%		01/07/16	19,675,000	19,675,000
REV WATER & SEWER SERIES 2004 B (LOC: MUFG UNION BANK NA)		0.01%		01/07/16	17,745,000	17,745,000
PALOMAR CALIF CMNTY COLLEGE DIST
GO SERIES C (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	30,280,000	30,280,000
PASADENA CALIF
REV COP SERIES 2008A (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	13,600,000	13,600,000
PETALUMA CALIF
REV MULTI FAM HOUSING SERIES 1996A (LOC: US BANK NATIONAL ASSOCIATION)		0.06%		01/07/16	2,450,000	2,450,000
See financial notes    25

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PINOLE CALIF REDEV AGY
REV MULTI FAM HOUSING (EAST BLUFF ASSOC) SERIES 1998 A (LOC: COMERICA BANK)		0.10%		01/07/16	4,959,000	4,959,000
PITTSBURG CALIF PUB FING AUTH
REV WATER & SEWER SERIES 2008 (LOC: BANK OF THE WEST)		0.02%		01/07/16	7,445,000	7,445,000
PITTSBURG CALIF REDEV AGY
REV SPECIAL TAX REVENUE ANTICIPATION NOTE SERIES 2004A (LOC: CALIFORNIA STATE TEACHERS RETIREMENT SYSTEM; STATE STREET BANK AND TRUST COMPANY;)		0.01%		01/04/16	9,855,000	9,855,000
PLACER CNTY CALIF WTR AGY
REV WATER & SEWER SERIES 2007 (LOC: WELLS FARGO & COMPANY)	a	0.03%		01/07/16	15,555,000	15,555,000
PLEASANTON CALIF
REV MULTI FAM HOUSING (BUSCH GARDEN INVS) SERIES 2003 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	13,360,000	13,360,000
POMONA CALIF PUB FING AUTH
REV WATER & SEWER SERIES 2007AY (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	8,825,000	8,825,000
POWAY CALIF UNI SCH DIST
GO SERIES 2008B (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	10,000,000	10,000,000
REDONDO BEACH CALIF REDEV AGY
REV MULTI FAM HOUSING SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	10,890,000	10,890,000
RICHMOND CALIF
REV WASTE/POLLUTION SERIES 2008A (LOC: MUFG UNION BANK NA)		0.01%		01/07/16	7,000,000	7,000,000
RIVERSIDE CALIF
REV POWER (RIVERSIDE ELECTRIC SYSTEM, CA) SERIES 2008A (LOC: BARCLAYS BANK PLC)		0.01%		01/07/16	40,000,000	40,000,000
RIVERSIDE CNTY CALIF TRANSN COMMN
REV SALES TAX SERIES 2009A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	7,600,000	7,600,000
REV SALES TAX SERIES 2009C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	10,765,000	10,765,000
REV SALES TAX SERIES 2013A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	1,675,000	1,675,000
REV SALES TAX SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	8,240,000	8,240,000
ROSEVILLE CALIF JT UN HIGH SCH DIST
GO SERIES C (LIQ: DEUTSCHE BANK AG)	a	0.11%		01/07/16	8,835,000	8,835,000
SACRAMENTO CALIF HSG AUTH
REV MULTI FAM HOUSING (HURLEY SACRAMENTO LP) SERIES 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	10,265,000	10,265,000
REV MULTI FAM HOUSING (SACRAMENTO ATRIUM ASSOC) SERIES 2002 G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	17,200,000	17,200,000
REV MULTI FAM HOUSING (ST ANTON BLDG LP) SERIES 2003I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	8,000,000	8,000,000
REV MULTI FAM HOUSING (VALENCIA SACRAMENTO LP) SERIES 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	5,150,000	5,150,000
REV MULTI FAM HOUSING SERIES 2000-G (LOC: CITIBANK NA)		0.03%		01/07/16	9,300,000	9,300,000
26    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SACRAMENTO CALIF MUN UTIL DIST
REV POWER SERIES 2008J (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	51,200,000	51,200,000
REV POWER SERIES 2012 M (LOC: STATE STREET BANK AND TRUST COMPANY)		0.01%		01/07/16	2,940,000	2,940,000
SACRAMENTO CALIF SUBN WTR DIST
REV WATER & SEWER SERIES 2009A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.01%		01/07/16	6,000,000	6,000,000
SACRAMENTO CALIF TRANSN AUTH SALES
REV SALES TAX SERIES 2015A (LIQ: MIZUHO BANK LTD)		0.01%		01/07/16	20,100,000	20,100,000
SACRAMENTO CNTY CALIF HSG AUTH
REV MULTI FAM HOUSING (ARLINGTON ANTELOPE LP) SERIES 2001-I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	10,000,000	10,000,000
REV MULTI FAM HOUSING (HASTINGS AT ANTELOPE LP) SERIES 2004G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	16,500,000	16,500,000
REV MULTI FAM HOUSING (NORMANDY PK LP) SERIES 2000-A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	6,000,000	6,000,000
REV MULTI FAM HOUSING (SACRAMENTO CNTY CALIF) SERIES 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	12,255,000	12,255,000
REV MULTI FAM HOUSING (SIERRA SUNRISE SENIOR APARTMENTS LP) SERIES 2004D (LOC: CITIBANK NA)		0.04%		01/07/16	4,456,000	4,456,000
REV MULTI FAM HOUSING SERIES 2001C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	16,055,000	16,055,000
REV MULTI FAM HOUSING SERIES 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	14,000,000	14,000,000
REV MULTI FAM HOUSING SERIES 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	41,800,000	41,800,000
SACRAMENTO CNTY CALIF SANTN DIST FING AUTH
REV WASTE/POLLUTION SERIES 2013A (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	29,945,000	29,945,000
SAN BERNARDINO CALIF CMNTY COLLEGE DIST
GO SERIES 2013A (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	8,000,000	8,000,000
GO SERIES C (LIQ: CITIBANK NA)	a	0.21%		01/07/16	7,500,000	7,500,000
SAN BERNARDINO CNTY CALIF TRANSN AUTH
REV SALES TAX SERIES 2014A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	8,300,000	8,300,000
SAN DIEGO CALIF CMNTY COLLEGE DIST
REV SCHOOL SERIES 2009 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	3,125,000	3,125,000
SAN DIEGO CALIF HSG AUTH
REV MULTI FAM HOUSING (CREEKSIDE HLDGS LTD) SERIES 1999 B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	5,420,000	5,420,000
REV MULTI FAM HOUSING (HILLSIDE GARDEN APTS) SERIES 2004 B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	25,595,000	25,595,000
SAN DIEGO CNTY CALIF
REV COP SERIES 2003 (LOC: COMERICA BANK)		0.01%		01/07/16	3,530,000	3,530,000
SAN DIEGO CNTY CALIF WTR AUTH
REV WATER & SEWER REVENUE ANTICIPATION NOTE SERIES 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,810,000	5,810,000
REV WATER & SEWER SERIES 1		0.06%	01/06/16	08/01/16	12,500,000	12,500,000
REV WATER & SEWER SERIES 1		0.04%	01/04/16	08/29/16	12,500,000	12,500,000
REV WATER & SEWER SERIES 2008A (LIQ: CITIBANK NA)	a	0.01%		01/07/16	33,580,000	33,580,000
See financial notes    27

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
REV SALES TAX SERIES 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	17,100,000	17,100,000
REV SALES TAX SERIES 2008B (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	14,310,000	14,310,000
SAN FRANCISCO CALIF BAY AREA RAPID TRAN DIST
REV TRANSPORTATION SERIES 2006A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	6,130,000	6,130,000
SAN FRANCISCO CALIF CITY & CNTY
REV LEASE REV SERIES 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.03%		01/07/16	3,325,000	3,325,000
SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN
REV TRANSPORTATION SERIES 36A (LOC: US BANK NATIONAL ASSOCIATION)		0.01%		01/07/16	25,000,000	25,000,000
REV TRANSPORTATION SERIES 36B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	3,790,000	3,790,000
REV TRANSPORTATION SERIES 36C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	13,570,000	13,570,000
SAN FRANCISCO CALIF CITY & CNTY FIN CORP
REV LEASE REV (SAN FRANCISCO CALIF CITY & CNTY) SERIES 2008-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.01%		01/07/16	10,750,000	10,750,000
REV LEASE REV SERIES 2008-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.01%		01/07/16	7,775,000	7,775,000
SAN FRANCISCO CALIF CITY & CNTY HSG AUTH
REV MULTI FAM HOUSING (VALENCIA GARDENS HOUSING LP) SERIES 2004 (LOC: CITIBANK NA)		0.03%		01/07/16	6,370,000	6,370,000
SAN FRANCISCO CALIF CITY & CNTY PUB UTILS COMMN WTR REV
REV WATER & SEWER SERIES 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.02%		01/07/16	4,555,000	4,555,000
REV WATER & SEWER SERIES 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,665,000	6,665,000
SAN FRANCISCO CALIF CITY & CNTY REDEV AGY
REV MULTI FAM HOUSING SERIES 1992A-1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	30,100,000	30,100,000
REV MULTI FAM HOUSING SERIES 1992A-2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	3,750,000	3,750,000
SAN FRANCISCO MUNICIPAL TRANSPORTATION AGENCY
REV TRANSPORTATION SERIES 2014 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
SAN JOSE CALIF
REV MULTI FAM HOUSING (KDF VILLA MONTEREY L P) SERIES 2002 F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	2,000,000	2,000,000
REV MULTI FAM HOUSING SERIES 2002 D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	6,395,000	6,395,000
SAN JOSE EVERGREEN CALIF CMNTY COLLEGE DIST
GO SERIES A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	3,980,000	3,980,000
SAN MARCOS CALIF REDEV AGY
REV MULTI FAM HOUSING (GRANDON VLG PARTNERS LP) SERIES 2002 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	13,390,000	13,390,000
SAN MARCOS CALIF UNI SCH DIST
GO REVENUE ANTICIPATION NOTE SERIES C (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,665,000	6,665,000
SAN MATEO CALIF JT PWRS FING AUTH
REV LEASE REV (SAN MATEO CNTY CALIF) SERIES 2013A (LIQ: BARCLAYS BANK PLC)	a	0.02%		01/07/16	10,745,000	10,745,000
28    See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN MATEO CNTY CALIF CMNTY COLLEGE DIST
GO SERIES 2005B (LIQ: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	11,060,000	11,060,000
GO SERIES 2005B&2006A (LIQ: WELLS FARGO & COMPANY)	a	0.01%		01/07/16	19,240,000	19,240,000
GO SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	8,810,000	8,810,000
SANTA CLARA CNTY CALIF FING AUTH
REV COUNTY (SANTA CLARA CNTY CALIF) SERIES 2007K (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	47,050,000	47,050,000
SANTA CLARA CNTY CALIF HSG AUTH
REV MULTI FAM HOUSING (MP MONTE VISTA ASSOC) SERIES 2005C (LOC: MUFG UNION BANK NA)		0.12%		01/07/16	8,427,000	8,427,000
REV MULTI FAM HOUSING SERIES 2005A (LOC: MUFG UNION BANK NA)		0.03%		01/07/16	3,948,000	3,948,000
SANTA CLARA VY CALIF TRANSN AUTH
REV SALES TAX SERIES 2008 A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.01%		01/07/16	6,915,000	6,915,000
REV SALES TAX SERIES 2008C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.01%		01/07/16	21,975,000	21,975,000
REV SALES TAX SERIES 2008D (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.01%		01/07/16	8,000,000	8,000,000
SAUSALITO CALIF
REV MULTI FAM HOUSING (ROTARY HSG CORP) SERIES 2003 (LOC: BANK OF THE WEST)		0.05%		01/07/16	1,930,000	1,930,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
REV POWER (PALO VERDE) SERIES 2008A (LOC: BARCLAYS BANK PLC)		0.02%		01/07/16	8,800,000	8,800,000
REV POWER (PALO VERDE) SERIES 2008B (LOC: BARCLAYS BANK PLC)		0.02%		01/07/16	2,100,000	2,100,000
REV POWER SERIES 2009-2 (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	4,980,000	4,980,000
UNIVERSITY OF CALIFORNIA
REV HEALTHCARE (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2007C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	20,750,000	20,750,000
REV HEALTHCARE (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2013J (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	15,505,000	15,505,000
REV HOSPITAL (UNIVERSITY OF CALIF MEDICAL CENTER) SERIES 2013J (LIQ: BARCLAYS BANK PLC)	a	0.02%		01/07/16	20,850,000	20,850,000
REV SCHOOL SERIES 2009O (LIQ: CITIBANK NA)	a	0.01%		01/07/16	3,500,000	3,500,000
REV UNIVERSITY SERIES 2009Q (LIQ: BARCLAYS BANK PLC)	a	0.02%		01/07/16	6,665,000	6,665,000
REV UNIVERSITY SERIES 2012G (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	4,695,000	4,695,000
REV UNIVERSITY SERIES 2013AF (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	6,500,000	6,500,000
REV UNIVERSITY SERIES 2013AI (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	1,900,000	1,900,000
REV UNIVERSITY SERIES 2013AI (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	10,665,000	10,665,000
REV UNIVERSITY SERIES 2014AM (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,985,000	5,985,000
REV UNIVERSITY SERIES 2014AM (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	7,600,000	7,600,000
REV UNIVERSITY SERIES 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	9,600,000	9,600,000
WEST VY MISSION CMNTY COLLEGE DIST CALIF
GO SERIES 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	8,500,000	8,500,000
See financial notes    29

Schwab California Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTMINSTER CALIF REDEV AGY
REV HEALTHCARE (BROOKHURST ROYALE LLC) SERIES 2000 A (LOC: MUFG UNION BANK NA)		0.10%		01/07/16	5,335,000	5,335,000
YOSEMITE CALIF CMNTY COLLEGE DIST
GO SERIES 2008C (LIQ: BANK OF AMERICA NA)	a	0.05%		01/07/16	8,000,000	8,000,000
Total Variable-Rate Securities
(Cost $4,605,661,156)						4,605,661,156

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $6,849,502,528.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,697,833,156 or 23.7% of net assets.

AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
UN —	Union
UNI —	Unified

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
30    See financial notes

Schwab California Municipal Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value (Note 2a)		$6,849,502,528
Cash		290,334,246
Receivables:
Interest		10,764,835
Fund shares sold		483,770
Prepaid expenses	+	55,681
Total assets		7,151,141,060
Liabilities
Payables:
Investment adviser and administrator fees		74,843
Fund shares redeemed		397,408
Distributions to shareholders		17,476
Accrued expenses	+	196,947
Total liabilities		686,674
Net Assets
Total assets		7,151,141,060
Total liabilities	–	686,674
Net assets		$7,150,454,386
Net Assets by Source
Capital received from investors		7,150,453,926
Net realized capital gains		460

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$6,472,408,630		6,470,531,969		$1.00
Value Advantage Shares	$678,045,756		677,813,684		$1.00

See financial notes    31

Schwab California Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$5,398,928
Expenses
Investment adviser and administrator fees		22,765,517
Shareholder service fees:
Sweep Shares		22,033,883
Value Advantage Shares		1,595,174
Portfolio accounting fees		242,709
Custodian fees		123,343
Shareholder reports		101,463
Professional fees		83,601
Independent trustees' fees		48,756
Transfer agent fees		42,632
Registration fees		34,750
Proxy fees		30,683
Interest expense		3,538
Other expenses	+	117,896
Total expenses		47,223,945
Expense reduction by CSIM and its affiliates	–	42,526,844
Net expenses	–	4,697,101
Net investment income		701,827
Realized Gains (Losses)
Net realized gains on investments		2,185,694
Increase in net assets resulting from operations		$2,887,521
32    See financial notes

Schwab California Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$701,827	$683,187
Net realized gains	+	2,185,694	424,035
Increase in net assets from operations		2,887,521	1,107,222
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(629,344)	(611,463)
Value Advantage Shares	+	(72,483)	(71,724)
Total distributions from net investment income		(701,827)	(683,187)
Distributions from net realized gains
Sweep Shares		(1,136,983)	(178,767)
Value Advantage Shares	+	(119,090)	(21,417)
Total distributions from net realized gains		(1,256,073)	(200,184)
Total distributions		(1,957,900)	(883,371)
Transactions in Fund Shares
Shares Sold[1]
Sweep Shares		15,052,744,828	15,749,270,794
Value Advantage Shares	+	146,760,892	128,382,254
Total shares sold		15,199,505,720	15,877,653,048
Shares issued in connection with merger[2]
Value Advantage Shares		—	108,254,918
Total shares issued in connection with merger		—	108,254,918
Shares Reinvested[1]
Sweep Shares		1,751,066	777,917
Value Advantage Shares	+	172,266	84,015
Total shares reinvested		1,923,332	861,932
Shares Redeemed[1]
Sweep Shares		(15,021,631,893)	(15,392,918,682)
Value Advantage Shares	+	(240,381,725)	(216,552,816)
Total shares redeemed		(15,262,013,618)	(15,609,471,498)
Net transactions in fund shares		(60,584,566)	377,298,400
Net Assets
Beginning of period		7,210,109,331	6,832,534,673
Total increase or decrease	+	(59,654,945)	377,574,658
End of period		$7,150,454,386	$7,210,109,331
[1]	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[2]	Effective September 26, 2014, all the assets and liabilities of the Schwab California AMT Tax-Free Money Fund (totaling a net value of $108,307,325) were transferred to the Schwab California Municipal Money Fund. (See financial note 9)
See financial notes    33

Schwab California Municipal Money Fund
Financial Notes
1. Business Structure of the Funds:
Schwab California Municipal Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund™
Schwab Money Market Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Government Money Fund™	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund™	Schwab New York Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund®	Schwab New Jersey Municipal Money Fund™
Schwab Advisor Cash Reserves®	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the
34

Schwab California Municipal Money Fund
Financial Notes (continued)
2. Significant Accounting Policies (continued):
fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
35

Schwab California Municipal Money Fund
Financial Notes (continued)
2. Significant Accounting Policies (continued):
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Credit and Liquidity Enhancements:
A substantial portion of the fund’s investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of the fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the fund.
% of investments in securities with credit enhancements or liquidity enhancements	79%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	10% (JP Morgan Chase Group)
For additional information, please refer to the fund’s Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC” and/or liquidity agreement “LIQ”, respectively, along with the institution providing the enhancement.
36

Schwab California Municipal Money Fund
Financial Notes (continued)
4. Risk Factors:
Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
State Risk. The fund invests primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local
37

Schwab California Municipal Money Fund
Financial Notes (continued)
4. Risk Factors (continued):
governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
38

Schwab California Municipal Money Fund
Financial Notes (continued)
5. Affiliates and Affiliated Transactions (continued):
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the Sweep Shares of the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
	Shareholder Service Fees	Sweep Administration Fees
Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.60%
Value Advantage Shares	0.45%
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.005% of the fund's average daily net assets.
During the period ended December 31, 2015, the fund waived $42,526,844 in expenses of which $6,505,643 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. Effective November 9, 2015, the ability of CSIM and its affiliates to recapture from the fund for any fees waived under the voluntary yield waiver has been terminated.
The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2015, the fund's aggregate security transactions with other Schwab Funds were $97,250,000.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
39

Schwab California Municipal Money Fund
Financial Notes (continued)
6. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
Prior to October 8, 2015, the fund had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Federal Income Taxes:
As of December 31, 2015, the fund had distributable earnings on a tax-basis of $460 in undistributed ordinary income.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Tax-exempt income	$701,827
Ordinary income	17,481
Long-term capital gains	1,238,592
Prior period distributions
Tax-exempt income	$683,187
Ordinary income	76,123
Long-term capital gains	124,061
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
40

Schwab California Municipal Money Fund
Financial Notes (continued)
8. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, the fund made the following reclassifications:
Capital shares	$929,161
Net realized capital gains and losses	(929,161)
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
9. Reorganization:
Under a plan of reorganization adopted by the trust, all of the assets and liabilities of the Schwab California AMT Tax-Free Money Fund were transferred to the Schwab California Municipal Money Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on September 26, 2014. The reorganization is intended to achieve economies of scale on the two funds, which have substantially the same investment objectives. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/depreciation immediately before and after the reorganization.
	Before Reorganization		After Reorganization
	Schwab California Municipal Money Fund	Schwab California AMT Tax-Free Money Fund	Schwab California Municipal Money Fund
Shares:
Sweep Shares	6,024,114,713	—	6,024,114,713
Value Advantage Shares	661,282,027	108,254,918	769,536,945
Net Assets:
Sweep Shares	$6,025,290,932	—	$6,025,290,932
Value Advantage Shares	$661,414,980	$108,307,325	$769,722,305
Net Assets Value:
Sweep Shares	$1.00	—	$1.00
Value Advantage Shares	$1.00	$1.00	$1.00
Net unrealized appreciation (depreciation)	—	—	—
Market value of investments	$6,684,594,163	$103,641,266	$6,788,235,429
Cost of investments	$6,684,594,163	$103,641,266	$6,788,235,429
Assuming the acquisition had been completed on January 1, 2014, the beginning of the fiscal year of Schwab California Municipal Money Fund, Schwab California Municipal Money Fund’s pro-forma results of operations for the period ended December 31, 2014, would have been as follows:
Net investment income	$722,394*
Net realized gains on investments	$435,483
Net unrealized appreciation (depreciation) on investments	—
Net increase in net assets resulting from operations	$1,157,877
*Amount includes $29,967 of pro-forma eliminated expenses.
41

Schwab California Municipal Money Fund
Financial Notes (continued)
9. Reorganization (continued):
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Schwab California AMT Tax-Free Money Fund that have been included in Schwab California Municipal Money Fund’s Statement of Operation since September 27, 2014.
10. Money Market Fund Reform:
On July 23, 2014, the Securities and Exchange Commission (SEC) adopted changes to the rules that govern money market funds. These rule changes create new definitions for Government money market funds and Retail money market funds and require Institutional money market funds to operate with a floating NAV. Retail and Government money market funds will be permitted to continue to transact at a constant NAV. Additionally, non-Government money market funds are required to adopt policies and procedures to allow for a fund’s Board to impose liquidity fees and redemption gates if the fund’s weekly liquid assets fall below the regulatory threshold set by the SEC . The date for compliance with the floating NAV and liquidity fees and redemption gate requirements is no later than October 14, 2016.
Effective April 14, 2016, (i) Each of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund intends to qualify as a Government money market fund under the new regulatory definition; and (ii) Schwab Money Market Portfolio will change its name to Schwab Government Money Market Portfolio and intends to qualify as a Government money market fund under the new regulatory definition. These funds will continue to seek to maintain a constant NAV of $1.00 per share and do not plan to adopt a policy to implement liquidity fees or redemption gates. Additionally, each of the Schwab Prime and Municipal Money Market Funds intends to qualify as a Retail money market fund by October 14, 2016, will continue to seek to maintain a constant NAV of $1.00 per share and will be required to comply with the new liquidity fees and redemption gate requirements by no later than October 14, 2016.
11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
42

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab California Municipal Money Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab California Municipal Money Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
43

Other Federal Tax Information (unaudited)
The fund designates 100% of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2015.
Under Section 852 (b)(3)(C) of the Internal Revenue Code, the fund hereby designates $2,167,753 as long-term capital gain dividends for the fiscal year ended December 31, 2015.
44

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	114,958,848,042.874	28,369,951,694.105
Marie A. Chandoha	138,293,183,971.888	5,035,615,765.091
Joseph R. Martinetto	138,343,234,171.004	4,985,565,565.975
Robert W. Burns	138,801,166,597.632	4,527,633,139.347
John F. Cogan	135,183,710,424.042	8,145,089,312.937
Stephen T. Kochis	138,674,668,915.137	4,654,130,821.842
David L. Mahoney	138,421,149,206.830	4,907,650,530.149
Kiran M. Patel	138,545,135,567.241	4,783,664,169.738
Kimberly S. Patmore	138,722,452,525.210	4,606,347,211.769
Charles A. Ruffel	138,803,994,873.579	4,524,804,863.400
Gerald B. Smith	138,636,013,914.434	4,692,785,822.545
Joseph H. Wender	138,440,840,243.816	4,887,959,493.163
45

Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
46

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
47

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
49

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
50

maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
51

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Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
52

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR26569-13
00160180

Annual report dated December 31, 2015, enclosed.
Schwab Cash Reserves™

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Schwab Cash Reserves™
Annual Report
December 31, 2015

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we aim to make investing straightforward for our investors. Our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios.
Schwab Cash Reserves (the Fund) is designed to offer investors stability, liquidity, and yield. The Fund invests in high-quality, short-term money market securities issued by U.S. and foreign issuers. The Fund is also actively managed, benefiting from extensive credit research and professional money management.
For the 12-month reporting period ended December 31, 2015, yields on taxable money market securities remained at historically low levels. Short-term interest rates stayed near zero percent until December, when the Federal Reserve (the Fed) ended months of speculation by raising the target federal funds rate. It was the first time in nine years that the central bank moved to increase rates and it signaled confidence in the U.S. economic recovery. The Fed also signaled that it was likely to continue to raise rates, albeit slowly and at a tempered pace. Even with the low interest rates, money market funds appealed to many investors who wanted to steer clear of more volatile investments such as stocks.
In related industry matters, in July 2014, the Securities and Exchange Commission released final guidance regarding the rules which govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, Charles Schwab Investment Management will continue to offer a variety of investment options and a strong product lineup that includes municipal and prime money market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about Schwab Cash Reserves, please continue reading this report. You can also find further details about this fund by visiting our website at www.csimfunds.com, which now includes six months of daily historical data on fund liquidity, NAV, and asset flows. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the 12-month reporting period ended December 31, 2015, yields on taxable money market securities remained at historically low levels.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, retail prime and municipal money market funds, as well as government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that a fund may seek to maintain a constant NAV, but there is no guarantee it will be able to do so.
2Schwab Cash Reserves

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Cash Reserves3

Schwab Cash Reserves
Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to a target range of 0.00% to 0.25%, yields on money market securities have remained historically low—a trend that continued throughout most of the reporting period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2015, many markets saw heightened volatility. China’s economy continued to slow, commodities dropped sharply, and global economic growth remained weak, all contributing to investor uncertainty. Meanwhile, the Fed raised the target federal funds rate to a range of 0.25% to 0.50% at its last meeting of the year, ending months-long speculation about the timing of an increase. As part of the rate hike, the Fed’s overnight Reverse Repurchase Facility will now be used as a tool for policy implementation, the directive being maintenance of the new federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. In anticipation of the impending rate hike, the weighted average maturity (WAM) of the fund was generally reduced over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 46 days and ended at 36 days.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	42.2%
8-30 Days	19.0%
31-60 Days	9.3%
61-90 Days	16.0%
91-180 Days	13.2%
More than 180 Days	0.3%
Total	100.0%
Statistics
Weighted Average Maturity[2]	36 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	4.4%
Financial Company	10.4%
Other	2.1%
Certificate Of Deposit	42.2%
Treasury Debt	2.0%
Other Instrument	2.6%
Variable Rate Demand Note	0.1%
Other Note	4.2%
Repurchase Agreement
Government Agency	4.8%
Treasury	22.2%
Other	5.0%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Cash Reserves

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Cash Reserves
Sweep Shares
Ticker Symbol	SWSXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.07%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.01%
Seven-Day Effective Yield[1]	0.07%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.25% to the seven-day yield.
Schwab Cash Reserves5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab Cash Reserves
Actual Return	0.25%	$1,000.00	$1,000.30	$1.26
Hypothetical 5% Return	0.25%	$1,000.00	$ 1,023.94	$1.28
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
6Schwab Cash Reserves

Schwab Cash Reserves
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.06%	0.06%	0.06%	0.06%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.22% [3]	0.16% [3]	0.20% [3]	0.23% [3],[4]	0.20% [3]
Gross operating expenses	0.70%	0.70%	0.70%	0.70% [4]	0.71%
Net investment income (loss)	0.06%	0.06%	0.06%	0.06%	0.06%
Net assets, end of period (x 1,000,000)	$40,678	$39,326	$39,452	$37,498	$34,077

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
The ratio of gross operating expenses would have been 0.71%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
See financial notes    7

Schwab Cash Reserves
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
47.7%	Fixed-Rate Obligations	19,392,245,550	19,392,245,550
20.3%	Variable-Rate Obligations	8,262,413,643	8,262,413,643
32.0%	Repurchase Agreements	13,010,539,209	13,010,539,209
100.0%	Total Investments	40,665,198,402	40,665,198,402
0.0%	Other Assets and Liabilities, Net		12,765,053
100.0%	Net Assets		40,677,963,455

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 47.7% of net assets
Asset-Backed Commercial Paper 4.4%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.45%		01/11/16	104,000,000	103,987,000
CAFCO LLC	a,b	0.50%		05/04/16	162,000,000	161,721,000
CHARTA LLC	a,b	0.35%		02/23/16	63,000,000	62,967,538
	a,b	0.41%		03/01/16	50,000,000	49,965,833
	a,b	0.51%		03/15/16	21,000,000	20,977,985
	a,b	0.47%		04/14/16	27,000,000	26,963,340
	a,b	0.45%		04/25/16	50,000,000	49,928,125
CIESCO LLC	a,b	0.46%		02/02/16	38,000,000	37,984,462
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.52%		04/01/16	136,000,000	135,821,236
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.52%		04/01/16	102,000,000	101,865,927
CRC FUNDING LLC	a,b	0.46%		02/02/16	44,000,000	43,982,009
	a,b	0.51%		03/08/16	37,000,000	36,964,881
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.30%		01/28/16	58,000,000	57,986,950
OLD LINE FUNDING LLC	a,b	0.47%		04/20/16	10,000,000	9,985,639
	a,b	0.51%		05/16/16	7,000,000	6,986,513
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.42%		02/02/16	13,000,000	12,995,147
	a,b	0.45%		03/01/16	25,000,000	24,981,250
	a,b	0.60%		03/07/16	257,000,000	256,717,300
SHEFFIELD RECEIVABLES CORP	a,b	0.41%		02/03/16	101,000,000	100,962,041
	a,b	0.41%		02/04/16	63,000,000	62,975,605
	a,b	0.41%		02/08/16	110,000,000	109,952,394
8    See financial notes

Schwab Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	0.42%		02/17/16	140,000,000	139,923,233
	a,b	0.42%		02/18/16	79,000,000	78,955,760
THUNDER BAY FUNDING LLC	a,b	0.46%		01/19/16	41,000,000	40,990,570
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.39%		02/12/16	34,000,000	33,984,530
VICTORY RECEIVABLES CORP	a,b	0.43%		01/22/16	2,000,000	1,999,498
						1,772,525,766
Financial Company Commercial Paper 6.6%
BANK OF NOVA SCOTIA	b	0.40%		02/22/16	25,251,000	25,236,410
	b	0.50%		05/09/16	50,000,000	49,910,417
	b	0.50%		05/12/16	259,000,000	258,525,167
BNP PARIBAS SA (DUBLIN BRANCH)	b	0.51%		04/05/16	64,000,000	63,913,867
	b	0.51%		04/14/16	27,000,000	26,960,220
BPCE SA	b	0.41%		02/10/16	73,000,000	72,967,150
	b	0.65%		03/31/16	134,000,000	133,782,250
DBS BANK LTD	b	0.47%		03/24/16	32,000,000	31,965,324
HSBC USA INC	b	0.47%		04/26/16	140,000,000	139,787,978
ING US FUNDING LLC	a	0.43%		03/14/16	254,000,000	253,778,526
	a	0.44%		03/14/16	106,000,000	105,905,424
	a	0.61%		04/01/16	337,000,000	336,480,365
MACQUARIE BANK LTD	b	0.33%		01/22/16	18,000,000	17,996,535
	b	0.33%		01/25/16	11,750,000	11,747,415
	b	0.34%		02/01/16	25,000,000	24,992,680
	b	0.43%		02/22/16	6,000,000	5,996,273
	b	0.70%		03/17/16	138,000,000	137,796,067
NATIONWIDE BUILDING SOCIETY	b	0.63%		03/15/16	35,000,000	34,954,675
NRW BANK	b	0.37%		01/06/16	210,000,000	209,989,354
	b	0.35%		01/08/16	93,000,000	92,993,671
	b	0.37%		01/08/16	180,000,000	179,987,225
OVERSEA-CHINESE BANKING CORPORATION LIMITED		0.52%		03/03/16	6,000,000	5,994,627
SOCIETE GENERALE SA	b	0.33%		01/04/16	257,000,000	256,992,932
SWEDBANK AB		0.39%		01/26/16	60,000,000	59,983,750
UNITED OVERSEAS BANK LTD	b	0.39%		01/07/16	143,000,000	142,990,467
	b	0.39%		01/08/16	23,000,000	22,998,211
						2,704,626,980
Other Commercial Paper 2.1%
COCA-COLA CO	b	0.39%		01/21/16	94,650,000	94,629,493
	b	0.38%		01/22/16	21,000,000	20,995,345
	b	0.39%		01/22/16	100,000,000	99,977,250
	b	0.51%		03/17/16	210,000,000	209,773,900
	b	0.50%		05/18/16	50,000,000	49,904,167
	b	0.68%		06/02/16	27,000,000	26,921,970
See financial notes    9

Schwab Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA MOTOR CREDIT CORP		0.37%		01/21/16	252,000,000	251,948,200
		0.38%		02/25/16	100,000,000	99,941,944
						854,092,269
Certificates of Deposit 29.6%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.40%		02/16/16	392,000,000	392,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.33%		01/22/16	35,000,000	35,000,000
		0.62%		03/21/16	100,000,000	100,000,000
		0.63%		03/24/16	37,000,000	37,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.40%		02/08/16	47,000,000	47,000,000
BANK OF THE WEST		0.34%		02/08/16	149,000,000	149,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.30%		01/26/16	280,000,000	280,000,000
		0.50%		02/09/16	117,000,000	117,000,000
		0.51%		04/05/16	182,000,000	182,000,000
		0.51%		04/11/16	83,000,000	83,000,000
		0.51%		04/13/16	77,000,000	77,000,000
		0.51%		04/25/16	23,000,000	23,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.60%		02/26/16	263,000,000	263,000,000
		0.60%		03/28/16	119,000,000	119,000,000
		0.92%		05/23/16	113,000,000	113,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.61%		04/01/16	223,000,000	223,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.52%		03/01/16	280,000,000	280,000,000
BRANCH BANKING AND TRUST COMPANY		0.33%		01/06/16	154,000,000	154,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.39%		01/08/16	27,000,000	27,000,000
		0.52%		03/04/16	108,000,000	108,000,000
		0.55%		03/14/16	50,000,000	50,000,000
CITIBANK NA (NEW YORK BRANCH)		0.38%		01/05/16	123,000,000	123,000,000
		0.40%		01/11/16	550,000,000	550,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.40%		03/01/16	351,000,000	351,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.30%		01/07/16	21,000,000	21,000,000
		0.39%		02/10/16	6,000,000	6,000,000
		0.67%		03/29/16	92,000,000	92,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.40%		02/01/16	202,000,000	202,000,000
		0.46%		03/01/16	120,000,000	120,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.58%		02/18/16	92,000,000	92,000,000
		0.59%		03/08/16	108,000,000	108,000,000
		0.57%		03/29/16	158,000,000	158,000,000
		0.59%		04/01/16	209,000,000	209,000,000
ING BANK NV (AMSTERDAM BRANCH)		0.54%		05/02/16	108,000,000	108,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.52%		02/23/16	44,000,000	44,000,000
		0.65%		03/22/16	28,000,000	28,000,000
		0.50%		04/05/16	88,000,000	88,000,000
10    See financial notes

Schwab Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.42%		01/05/16	140,000,000	140,000,000
		0.40%		01/08/16	108,000,000	108,000,000
		0.42%		01/15/16	21,000,000	21,000,000
		0.40%		01/21/16	241,000,000	241,000,000
		0.40%		01/22/16	176,000,000	176,000,000
		0.40%		01/27/16	14,000,000	14,000,000
		0.42%		02/24/16	8,000,000	8,000,000
		0.50%		04/13/16	12,000,000	12,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.36%		02/12/16	5,000,000	5,000,000
		0.54%		03/16/16	181,000,000	181,000,000
		0.50%		03/17/16	393,000,000	393,000,000
NATIONAL AUSTRALIA BANK LIMITED (LONDON BRANCH)		0.30%		02/12/16	13,000,000	13,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)		0.40%		01/04/16	108,000,000	108,000,000
		0.44%		01/15/16	84,000,000	84,000,000
		0.45%		01/19/16	1,000,000	1,000,000
		0.55%		02/18/16	1,000,000	1,000,000
NATIXIS (NEW YORK BRANCH)		0.47%		03/07/16	360,000,000	360,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.39%		03/01/16	53,000,000	53,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.18%		01/04/16	190,000,000	190,000,000
		0.18%		01/05/16	8,000,000	8,000,000
		0.24%		01/06/16	70,000,000	70,000,000
		0.40%		01/11/16	76,000,000	76,000,000
		0.37%		02/18/16	134,000,000	134,000,000
		0.41%		03/03/16	19,000,000	19,000,000
RABOBANK NEDERLAND (NEW YORK BRANCH)		0.35%		01/04/16	160,000,000	160,000,000
		0.37%		01/08/16	66,000,000	66,000,000
		0.50%		02/19/16	108,000,000	108,000,000
		0.43%		03/16/16	259,000,000	259,000,000
		0.47%		04/04/16	468,000,000	468,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.48%		04/05/16	112,000,000	112,000,000
		0.47%		04/26/16	84,000,000	84,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.49%		02/01/16	44,000,000	44,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.41%		01/07/16	8,000,000	8,000,000
		0.41%		01/12/16	19,000,000	19,000,000
		0.30%		01/26/16	20,000,000	20,000,000
		0.40%		02/01/16	6,000,000	6,000,102
		0.40%		02/19/16	100,000,000	100,000,000
		0.40%		02/22/16	30,000,000	30,000,433
		0.40%		03/01/16	129,000,000	129,000,000
		0.45%		03/03/16	19,000,000	19,000,000
		0.50%		03/17/16	47,000,000	47,000,000
		0.70%		03/22/16	1,000,000	1,000,000
		0.50%		03/24/16	147,000,000	147,000,000
		0.50%		03/29/16	88,000,000	88,000,000
		0.50%		04/04/16	34,000,000	34,000,000
		0.50%		04/25/16	100,000,000	100,000,000
		0.50%		04/27/16	75,000,000	75,000,000
		0.85%		06/09/16	292,000,000	292,000,000
See financial notes    11

Schwab Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.33%		02/08/16	12,000,000	12,000,000
		0.35%		02/10/16	53,000,000	53,000,000
		0.38%		02/16/16	316,000,000	316,000,000
		0.43%		02/23/16	5,000,000	5,000,000
		0.65%		03/14/16	295,000,000	295,000,000
		0.65%		03/17/16	40,000,000	40,000,000
		0.68%		03/21/16	22,000,000	22,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.40%		03/01/16	189,000,000	189,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.40%		03/01/16	276,000,000	276,000,000
		0.45%		03/28/16	3,000,000	3,000,000
		0.62%		04/25/16	44,000,000	44,000,000
		0.50%		05/20/16	114,000,000	114,000,000
		0.50%		06/01/16	56,000,000	56,000,000
		1.00%		11/07/16	104,000,000	104,000,000
UBS AG (STAMFORD BRANCH)		0.50%		02/03/16	114,000,000	114,000,000
		0.55%		03/01/16	78,000,000	78,000,000
WELLS FARGO BANK NA		0.51%		03/07/16	161,000,000	161,000,000
		0.46%		04/22/16	165,000,000	165,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.48%		02/08/16	16,000,000	16,000,000
						12,054,000,535
Other Instruments 2.6%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.35%		01/05/16	437,000,000	437,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.28%		01/05/16	466,000,000	466,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.26%		01/04/16	138,000,000	138,000,000
						1,041,000,000
Other Notes 2.4%
BANK OF AMERICA NA		0.34%		01/19/16	100,000,000	100,000,000
		0.46%		02/01/16	186,000,000	186,000,000
		0.53%		02/22/16	123,000,000	123,000,000
		0.40%		03/16/16	132,000,000	132,000,000
		0.46%		04/07/16	226,000,000	226,000,000
		0.50%		05/05/16	199,000,000	199,000,000
						966,000,000
Total Fixed-Rate Obligations
(Cost $19,392,245,550)						19,392,245,550

Variable-Rate Obligations 20.3% of net assets
Financial Company Commercial Paper 3.7%
COMMONWEALTH BANK OF AUSTRALIA	b	0.45%	01/12/16	05/12/16	31,000,000	31,000,000
	b	0.63%	01/27/16	06/27/16	300,000,000	300,000,000
	b	0.63%	01/29/16	06/29/16	134,000,000	134,000,000
	b	0.49%	01/08/16	07/08/16	55,000,000	55,000,000
12    See financial notes

Schwab Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC BANK PLC	b	0.39%		01/04/16	307,000,000	307,000,000
	b	0.66%	01/25/16	06/23/16	307,000,000	307,000,000
	b	0.63%	01/19/16	07/19/16	24,000,000	23,999,333
	b	0.46%	01/04/16	08/01/16	289,000,000	289,000,000
WESTPAC BANKING CORP	b	0.48%	01/05/16	07/05/16	74,000,000	73,992,873
						1,520,992,206
Certificates of Deposit 12.5%
BANK OF MONTREAL (CHICAGO BRANCH)		0.52%	01/13/16	05/13/16	271,000,000	271,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.55%	01/14/16	07/14/16	189,000,000	189,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.56%	01/15/16	07/15/16	292,000,000	292,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.64%	01/11/16	03/10/16	112,000,000	112,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.66%	01/26/16	05/26/16	113,000,000	113,000,000
		0.46%	01/11/16	06/10/16	312,000,000	312,000,000
		0.66%	01/28/16	06/28/16	116,000,000	116,000,000
CHASE BANK USA NA		0.68%	01/27/16	07/27/16	67,000,000	67,000,000
		0.50%	01/04/16	08/01/16	356,000,000	356,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.38%		01/06/16	236,000,000	236,000,000
		0.53%	01/25/16	02/25/16	75,000,000	75,000,000
		0.45%	01/13/16	04/13/16	414,000,000	414,000,000
		0.45%	01/04/16	08/31/16	125,000,000	125,000,000
		0.48%	01/04/16	10/03/16	243,000,000	243,000,000
STATE STREET BANK AND TRUST COMPANY		0.44%	01/11/16	03/11/16	163,000,000	163,000,000
		0.61%	01/20/16	05/20/16	57,000,000	57,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.49%	01/19/16	03/16/16	89,000,000	89,000,000
		0.50%	01/19/16	03/17/16	365,000,000	365,000,000
		0.51%	01/20/16	03/21/16	193,000,000	193,000,000
		0.57%	01/27/16	05/27/16	26,000,000	26,000,000
		0.59%	01/12/16	08/12/16	42,000,000	42,000,000
WELLS FARGO BANK NA		0.41%	01/08/16	02/08/16	54,000,000	54,000,000
		0.42%	01/11/16	02/09/16	82,000,000	82,000,000
		0.55%	01/27/16	02/26/16	150,000,000	150,000,000
		0.37%	01/13/16	05/05/16	43,000,000	43,000,000
		0.56%	01/19/16	05/19/16	28,000,000	28,000,000
		0.55%	01/21/16	05/23/16	2,000,000	2,000,000
		0.63%	01/26/16	05/26/16	250,000,000	250,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.41%	01/08/16	02/08/16	174,000,000	174,000,000
		0.45%	01/12/16	02/12/16	110,000,000	110,000,000
		0.45%	01/04/16	08/03/16	350,000,000	350,000,000
						5,099,000,000
Treasury Debt 2.1%
UNITED STATES TREASURY		0.31%	01/04/16	01/31/16	264,000,000	263,997,428
		0.33%	01/04/16	07/31/16	170,000,000	170,000,000
		0.34%	01/04/16	01/31/17	200,000,000	199,999,010
		0.43%	01/04/16	10/31/17	200,000,000	199,999,999
						833,996,437
See financial notes    13

Schwab Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
3925 SEAPORT ASSOCIATES LLC
SERIES VRDN (LOC: WELLS FARGO BANK NA)	a	0.32%		01/07/16	6,260,000	6,260,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)	a	0.42%		01/07/16	3,665,000	3,665,000
SMITHSONIAN INSTITUTION
SERIES VRDN (LIQ: NORTHERN TRUST COMPANY (THE))	a	0.38%		01/07/16	27,500,000	27,500,000
TENDERFOOT SEASONAL HSG LLC COLO HSG FACS
REV MULTI FAM HOUSING SERIES 2000B (LOC: WELLS FARGO BANK NA)	a	0.47%		01/07/16	3,000,000	3,000,000
YAVAPAI CNTY ARIZ INDL DEV AUTH
REV IDB & PCR (DRAKE CEMENT LLC) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	a	0.25%		01/07/16	13,000,000	13,000,000
						53,425,000
Other Notes 1.9%
BANK OF AMERICA NA		0.46%	01/04/16	04/04/16	100,000,000	100,000,000
JPMORGAN CHASE BANK NA		0.47%	01/19/16	09/16/16	110,000,000	110,000,000
		0.48%	01/22/16	10/21/16	95,000,000	95,000,000
ROYAL BANK OF CANADA	b	0.44%	01/07/16	09/06/16	75,000,000	75,000,000
WELLS FARGO BANK NA		0.63%	03/15/16	10/14/16	100,000,000	100,000,000
		0.77%	03/22/16	10/21/16	275,000,000	275,000,000
						755,000,000
Total Variable-Rate Obligations
(Cost $8,262,413,643)						8,262,413,643
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 32.0% of net assets
Government Agency Repurchase Agreements* 4.8%
BANK OF NOVA SCOTIA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $114,330,000, 2.21% - 5.00%, due 07/01/26 - 05/15/45)		0.32%		01/04/16	111,003,947	111,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $356,734,690, 0.50% - 7.00%, due 06/01/19 - 12/01/45)		0.31%		01/04/16	346,011,918	346,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $185,400,001, 4.00%, due 08/20/45 - 11/20/45)		0.36%		01/04/16	180,007,200	180,000,000
GOLDMAN SACHS & CO
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $64,260,001, 3.00% - 4.00%, due 03/01/27 - 10/01/45)		0.32%		01/04/16	63,002,240	63,000,000
14    See financial notes

Schwab Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by U.S. Government Agency Securities valued at $70,380,000, 3.50% - 4.50%, due 03/01/21 - 11/20/45)		0.30%		01/06/16	69,004,025	69,000,000
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Government Agency Securities valued at $24,480,000, 2.69% - 4.00%, due 04/20/44 - 10/01/45)		0.32%		01/07/16	24,001,493	24,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $73,130,000, 2.00% - 4.50%, due 01/16/38 - 04/15/49)		0.34%		01/04/16	71,002,682	71,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $62,830,000, 3.00% - 4.00%, due 09/25/41 - 06/25/44)		0.31%		01/04/16	61,002,101	61,000,000
MIZUHO SECURITIES USA INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $104,030,001, 4.00% - 6.50%, due 10/01/39 - 12/20/45)		0.33%		01/04/16	101,003,703	101,000,000
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $713,467,745, 2.50% - 3.50%, due 04/01/30 - 07/01/45)		0.35%		01/04/16	686,026,678	686,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Government Agency Securities valued at $120,648,211, 3.50%, due 12/01/45)		0.35%		01/05/16	116,007,894	116,000,000
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Government Agency Securities valued at $117,528,227, 3.50%, due 12/01/45 - 01/01/46)		0.36%		01/07/16	113,007,910	113,000,000
						1,941,000,000
Treasury Repurchase Agreements 22.2%
BARCLAYS CAPITAL INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $5,650,098, 3.75%, due 11/15/43)		0.31%		01/04/16	5,539,400	5,539,209
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Treasury Securities valued at $74,460,076, 0.00% - 8.75%, due 01/07/16 - 11/15/27)		0.28%		01/05/16	73,003,974	73,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $80,580,001, 0.00% - 8.88%, due 06/09/16 - 05/15/43)		0.29%		01/04/16	79,002,546	79,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $8,757,243,282, 0.88% - 6.13%, due 03/31/18 - 11/15/27)		0.25%		01/04/16	8,757,243,250	8,757,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Treasury Securities valued at $99,960,166, 2.25% - 5.13%, due 05/15/16 - 11/15/24)		0.31%		01/07/16	98,005,907	98,000,000
See financial notes    15

Schwab Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $14,280,541, 1.38%, due 03/31/20)		0.33%		01/04/16	14,000,513	14,000,000
						9,026,539,209
Other Repurchase Agreements** 5.0%
BNP PARIBAS SECURITIES CORP.
Issued 12/28/15, repurchase date 01/04/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $81,650,000, 0.92% - 5.22%, due 11/27/23 - 06/25/43)		0.45%		01/04/16	71,006,213	71,000,000
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $100,050,000, 1.82% - 5.22%, due 01/25/24 - 03/27/28)		0.45%		01/05/16	87,007,613	87,000,000
Issued 12/31/15, repurchase date 01/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,800,000, 4.72%, due 02/26/24)		0.45%		01/05/16	12,000,750	12,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $303,602,403, 0.74% - 6.85%, due 02/25/22 - 11/25/60)		0.60%		01/06/16	264,030,800	264,000,000
Issued 12/21/15, repurchase date 06/03/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $690,001,830, 0.35% - 9.16%, due 04/25/18 - 02/12/51)	c	1.20%		04/04/16	602,100,000	600,000,000
JP MORGAN SECURITIES LLC
Issued 12/04/15, repurchase date 06/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $314,162,800, 0.49% - 8.88%, due 05/09/16 - 12/31/99)	c	0.90%		03/30/16	273,798,525	273,000,000
Issued 12/23/15, repurchase date 06/20/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $271,463,367, 1.02% - 8.88%, due 06/15/16 - 06/15/68)	c	1.05%		03/30/16	236,674,567	236,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 11/18/15, repurchase date 02/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $343,850,000, 0.00% - 3.69%, due 11/25/57 - 03/25/58)	c	0.66%		02/04/16	299,427,570	299,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $50,601,968, 1.42% - 5.87%, due 11/25/29 - 09/17/58)		0.35%		01/04/16	44,001,711	44,000,000
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $50,605,411, 3.13% - 6.00%, due 08/27/37 - 09/17/57)		0.55%		01/06/16	44,004,706	44,000,000
16    See financial notes

Schwab Cash Reserves
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 11/10/15, repurchase date 05/09/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $130,472,689, 0.00% - 4.62%, due 10/20/18 - 05/25/55)	c	0.80%		04/04/16	113,366,622	113,000,000
						2,043,000,000
Total Repurchase Agreements
(Cost $13,010,539,209)						13,010,539,209

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $40,665,198,402.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,677,383,149 or 14.0% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $1,521,000,000 or 3.7% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
FACS —	Facilities
IDB —	Industrial development bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
PCR —	Pollution Control Revenue
VRDN —	Variable rate demand note

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    17

Schwab Cash Reserves
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value		$27,654,659,193
Repurchase agreements, at cost and value	+	13,010,539,209
Total investments, at cost and value (Note 2a)		40,665,198,402
Receivables:
Interest		16,914,227
Prepaid expenses	+	356,858
Total assets		40,682,469,487
Liabilities
Payables:
Shareholder service fees		3,276,700
Distributions to shareholders		31,574
Accrued expenses	+	1,197,758
Total liabilities		4,506,032
Net Assets
Total assets		40,682,469,487
Total liabilities	–	4,506,032
Net assets		$40,677,963,455
Net Assets by Source
Capital received from investors		40,679,452,367
Net realized capital losses		(1,488,912)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$40,677,963,455		40,677,772,926		$1.00

18    See financial notes

Schwab Cash Reserves
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$111,592,500
Expenses
Investment adviser and administrator fees		114,121,222
Shareholder service fees		156,775,723
Custodian fees		988,169
Portfolio accounting fees		771,791
Shareholder reports		712,390
Proxy fees		434,325
Professional fees		252,640
Registration fees		144,024
Independent trustees' fees		140,587
Transfer agent fees		24,105
Interest expense		17
Other expenses	+	656,483
Total expenses		275,021,476
Expense reduction by CSIM and its affiliates	–	187,700,321
Net expenses	–	87,321,155
Net investment income		24,271,345
Realized Gains (Losses)
Net realized gains on investments		78,325
Increase in net assets resulting from operations		$24,349,670
See financial notes    19

Schwab Cash Reserves
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$24,271,345	$23,273,554
Net realized gains	+	78,325	49,577
Increase in net assets from operations		24,349,670	23,323,131
Distributions to Shareholders
Distributions from net investment income		($24,271,345)	($23,273,554)
Transactions in Fund Shares*
Shares sold		81,614,460,063	81,437,150,821
Shares reinvested		24,057,624	23,085,924
Shares redeemed	+	(80,287,004,138)	(81,586,206,958)
Net transactions in fund shares		1,351,513,549	(125,970,213)
Net Assets
Beginning of period		39,326,371,581	39,452,292,217
Total increase or decrease	+	1,351,591,874	(125,920,636)
End of period		$40,677,963,455	$39,326,371,581
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
20    See financial notes

Schwab Cash Reserves
Financial Notes
1. Business Structure of the Fund:
Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund™
Schwab Money Market Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Government Money Fund™	Schwab California Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab New York Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund®	Schwab New Jersey Municipal Money Fund™
Schwab Advisor Cash Reserves®	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
21

Schwab Cash Reserves
Financial Notes (continued)
2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counter-party), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.
As of December 31, 2015, the fund had investments in repurchase agreements with a gross value of $13,010,539,209 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
22

Schwab Cash Reserves
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more
23

Schwab Cash Reserves
Financial Notes (continued)
3. Risk Factors (continued):
difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (Alternative Collateral). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
24

Schwab Cash Reserves
Financial Notes (continued)
3. Risk Factors (continued):
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund's paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund's paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25%
25

Schwab Cash Reserves
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider's actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.66%.
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended December 31, 2015, the fund waived $187,700,321 in expenses of which $29,624,882 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. Effective November 9, 2015, the ability of CSIM and its affiliates to recapture from the fund for any fees waived under the voluntary yield waiver has been terminated.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
During the period, the fund received a reimbursement payment of $199,366 related to state filing fees resulting from revised calculation methodologies being applied on sales of the fund's shares in prior periods.
During the periods under which the expense was incurred, the fund was operating above its expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM and its affiliates, it was reimbursed to the investment adviser. The fund's net expense ratio was not impacted during the periods the expense was incurred or during the current period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
26

Schwab Cash Reserves
Financial Notes (continued)
6. Borrowing from Banks:
Prior to October 8, 2015, the fund had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
As of December 31, 2015, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had capital loss carryforwards of $1,488,912 available to offset future net capital gains before the expiration date of December 31, 2017.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the fund had no capital losses deferred and had $78,325 capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$24,271,345
Prior period distributions
Ordinary income	$23,273,554
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, no such reclassifications were required.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
8. Money Market Fund Reform:
On July 23, 2014, the Securities and Exchange Commission (SEC) adopted changes to the rules that govern money market funds. These rule changes create new definitions for Government money market funds and Retail money market funds and require Institutional money market funds to operate with a floating NAV. Retail and Government money market funds will be permitted to continue to transact at a constant NAV. Additionally, non-Government money market funds are required to adopt policies and procedures to allow for a fund’s Board to impose liquidity fees and redemption gates if the fund’s weekly liquid assets fall below the regulatory threshold set by the SEC . The date for compliance with the floating NAV and liquidity fees and redemption gate requirements is no later than October 14, 2016.
27

Schwab Cash Reserves
Financial Notes (continued)
8. Money Market Fund Reform (continued):
Effective April 14, 2016, (i) Each of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund intends to qualify as a Government money market fund under the new regulatory definition; and (ii) Schwab Money Market Portfolio will change its name to Schwab Government Money Market Portfolio and intends to qualify as a Government money market fund under the new regulatory definition. These funds will continue to seek to maintain a constant NAV of $1.00 per share and do not plan to adopt a policy to implement liquidity fees or redemption gates. Additionally, each of the Schwab Prime and Municipal Money Market Funds intends to qualify as a Retail money market fund by October 14, 2016, will continue to seek to maintain a constant NAV of $1.00 per share and will be required to comply with the new liquidity fees and redemption gate requirements by no later than October 14, 2016.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
28

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Cash Reserves
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Cash Reserves (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
29

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	114,958,848,042.874	28,369,951,694.105
Marie A. Chandoha	138,293,183,971.888	5,035,615,765.091
Joseph R. Martinetto	138,343,234,171.004	4,985,565,565.975
Robert W. Burns	138,801,166,597.632	4,527,633,139.347
John F. Cogan	135,183,710,424.042	8,145,089,312.937
Stephen T. Kochis	138,674,668,915.137	4,654,130,821.842
David L. Mahoney	138,421,149,206.830	4,907,650,530.149
Kiran M. Patel	138,545,135,567.241	4,783,664,169.738
Kimberly S. Patmore	138,722,452,525.210	4,606,347,211.769
Charles A. Ruffel	138,803,994,873.579	4,524,804,863.400
Gerald B. Smith	138,636,013,914.434	4,692,785,822.545
Joseph H. Wender	138,440,840,243.816	4,887,959,493.163
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
35

restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
36

PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These
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How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
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•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
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Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
37

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31381-11
00160182

Annual report dated December 31, 2015, enclosed.
Schwab Money Market Fund™

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Schwab Money Market Fund™
Annual Report
December 31, 2015

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we aim to make investing straightforward for our investors. Our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios.
The Schwab Money Market Fund (the Fund) is designed to offer investors stability, liquidity, and yield. The Fund invests in high-quality, short-term money market securities issued by U.S. and foreign issuers. The Fund is also actively managed, benefiting from extensive credit research and professional money management.
For the 12-month reporting period ended December 31, 2015, yields on taxable money market securities remained at historically low levels. Short-term interest rates stayed near zero percent until December, when the Federal Reserve (the Fed) ended months of speculation by raising the target federal funds rate. It was the first time in nine years that the central bank moved to increase rates and it signaled confidence in the U.S. economic recovery. The Fed also signaled that it was likely to continue to raise rates, albeit slowly and at a tempered pace. Even with the low interest rates, money market funds appealed to many investors who wanted to steer clear of more volatile investments such as stocks.
In related industry matters, in July 2014, the Securities and Exchange Commission released final guidance regarding the rules which govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, Charles Schwab Investment Management will continue to offer a variety of investment options and a strong product lineup that includes municipal and prime money market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Money Market Fund, please continue reading this report. You can also find further details about this fund by visiting our website at www.csimfunds.com, which now includes six months of daily historical data on fund liquidity, NAV, and asset flows. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the 12-month reporting period ended December 31, 2015, yields on taxable money market securities remained at historically low levels.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, retail prime and municipal money market funds, as well as government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that a fund may seek to maintain a constant NAV, but there is no guarantee it will be able to do so.
2Schwab Money Market Fund

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Money Market Fund3

Schwab Money Market Fund
The Schwab Money Market Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to a target range of 0.00% to 0.25%, yields on money market securities have remained historically low—a trend that continued throughout most of the reporting period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  For the 12-month reporting period ended December 31, 2015, many markets saw heightened volatility. China’s economy continued to slow, commodities dropped sharply, and global economic growth remained weak, all contributing to investor uncertainty. Meanwhile, the Fed raised the target federal funds rate to a range of 0.25% to 0.50% at its last meeting of the year, ending months-long speculation about the timing of an increase. As part of the rate hike, the Fed’s overnight Reverse Repurchase Facility will now be used as a tool for policy implementation, the directive being maintenance of the new federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. In anticipation of the impending rate hike, the weighted average maturity (WAM) of the fund was generally reduced over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 44 days and ended at 35 days.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	45.0%
8-30 Days	14.3%
31-60 Days	10.0%
61-90 Days	18.8%
91-180 Days	11.9%
Total	100.0%
Statistics
Weighted Average Maturity[2]	35 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	4.8%
Financial Company	8.5%
Other	2.8%
Certificate Of Deposit	41.1%
Treasury Debt	2.1%
Other Instrument	3.7%
Variable Rate Demand Note	0.1%
Other Note	3.4%
Repurchase Agreement
Government Agency	4.5%
Treasury	23.8%
Other	5.2%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Money Market Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Money Market Fund
Sweep Shares
Ticker Symbol	SWMXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.04%
Seven-Day Effective Yield[1]	0.01%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.25% to the seven-day yield.
Schwab Money Market Fund5

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab Money Market Fund
Actual Return	0.30%	$1,000.00	$ 1,000.10	$1.51
Hypothetical 5% Return	0.30%	$1,000.00	$1,023.69	$1.53
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
6Schwab Money Market Fund

Schwab Money Market Fund
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [3]	0.21% [3]	0.25% [3]	0.28% [3]	0.25% [3]
Gross operating expenses	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$15,201	$14,824	$14,969	$14,589	$14,352

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
See financial notes    7

Schwab Money Market Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
49.0%	Fixed-Rate Obligations	7,445,457,518	7,445,457,518
17.5%	Variable-Rate Obligations	2,658,964,834	2,658,964,834
33.5%	Repurchase Agreements	5,091,932,788	5,091,932,788
100.0%	Total Investments	15,196,355,140	15,196,355,140
0.0%	Other Assets and Liabilities, Net		4,393,402
100.0%	Net Assets		15,200,748,542

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 49.0% of net assets
Asset-Backed Commercial Paper 4.8%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.45%		01/11/16	1,000,000	999,875
CAFCO LLC	a,b	0.51%		03/01/16	42,000,000	41,964,300
	a,b	0.45%		03/29/16	25,000,000	24,972,500
CHARTA LLC	a,b	0.35%		02/23/16	20,000,000	19,989,694
	a,b	0.51%		03/01/16	50,000,000	49,957,500
	a,b	0.51%		03/08/16	14,000,000	13,986,712
CIESCO LLC	a,b	0.46%		02/02/16	12,000,000	11,995,093
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.52%		04/01/16	50,000,000	49,934,278
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.52%		04/01/16	53,000,000	52,930,335
CRC FUNDING LLC	a,b	0.46%		02/02/16	20,000,000	19,991,822
METLIFE SHORT TERM FUNDING LLC	a,b	0.55%		03/01/16	22,250,000	22,229,604
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.45%		02/08/16	10,000,000	9,995,250
OLD LINE FUNDING LLC	a,b	0.50%		03/29/16	94,000,000	93,885,111
	a,b	0.48%		04/25/16	3,000,000	2,995,400
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.36%		02/02/16	23,000,000	22,992,640
	a,b	0.45%		03/01/16	25,000,000	24,981,250
	a,b	0.60%		03/07/16	20,000,000	19,978,000
SHEFFIELD RECEIVABLES CORP	a,b	0.40%		02/02/16	92,000,000	91,967,289
	a,b	0.42%		02/17/16	36,000,000	35,980,260
	a,b	0.42%		02/18/16	44,000,000	43,975,360
8    See financial notes

Schwab Money Market Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
THUNDER BAY FUNDING LLC	a,b	0.51%		03/15/16	48,000,000	47,949,680
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.39%		02/12/16	21,000,000	20,990,445
						724,642,398
Financial Company Commercial Paper 5.4%
BANK OF NOVA SCOTIA	b	0.47%		04/21/16	98,000,000	97,857,982
	b	0.50%		05/12/16	136,000,000	135,750,667
BNP PARIBAS SA (DUBLIN BRANCH)	b	0.51%		04/05/16	7,000,000	6,990,579
BPCE SA	b	0.40%		02/01/16	5,000,000	4,998,278
	b	0.41%		02/10/16	65,000,000	64,970,750
	b	0.65%		03/31/16	6,000,000	5,990,250
DBS BANK LTD	b	0.47%		03/24/16	28,000,000	27,969,659
HSBC USA INC	b	0.47%		04/26/16	40,000,000	39,939,422
ING US FUNDING LLC	a	0.43%		03/14/16	31,000,000	30,972,970
	a	0.44%		03/14/16	3,000,000	2,997,323
	a	0.61%		04/01/16	84,000,000	83,870,477
MACQUARIE BANK LTD	b	0.43%		02/22/16	52,000,000	51,967,702
	b	0.70%		03/17/16	22,000,000	21,967,489
NRW BANK	b	0.37%		01/06/16	74,000,000	73,996,248
	b	0.35%		01/08/16	35,000,000	34,997,618
	b	0.37%		01/08/16	66,000,000	65,995,316
OVERSEA-CHINESE BANKING CORPORATION LIMITED		0.52%		03/03/16	11,000,000	10,990,149
SOCIETE GENERALE SA	b	0.33%		01/04/16	13,000,000	12,999,642
UNITED OVERSEAS BANK LTD	b	0.39%		01/07/16	6,000,000	5,999,600
	b	0.39%		01/08/16	29,000,000	28,997,744
	b	0.47%		03/23/16	11,000,000	10,988,224
						821,208,089
Other Commercial Paper 2.8%
COCA-COLA CO	b	0.39%		01/21/16	10,000,000	9,997,833
	b	0.51%		03/17/16	89,000,000	88,904,177
TOYOTA MOTOR CREDIT CORP		0.40%		02/10/16	162,000,000	161,928,000
		0.60%		03/24/16	110,000,000	109,847,833
		0.45%		04/13/16	55,000,000	54,929,188
						425,607,031
Certificates of Deposit 30.7%
BANK OF MONTREAL (CHICAGO BRANCH)		0.33%		01/22/16	162,000,000	162,000,000
BANK OF THE WEST		0.34%		02/08/16	70,000,000	70,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.30%		01/26/16	27,000,000	27,000,000
		0.51%		04/05/16	58,000,000	58,000,000
		0.50%		04/07/16	20,000,000	20,000,000
		0.51%		04/11/16	59,000,000	59,000,000
		0.51%		04/19/16	1,000,000	1,000,000
See financial notes    9

Schwab Money Market Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.60%		02/26/16	74,000,000	74,000,000
		0.58%		04/05/16	79,000,000	79,000,000
		0.92%		05/23/16	38,000,000	38,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.61%		04/01/16	79,000,000	79,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.52%		03/01/16	145,000,000	145,000,000
BRANCH BANKING AND TRUST COMPANY		0.33%		01/06/16	57,000,000	57,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.39%		01/08/16	25,000,000	25,000,000
		0.52%		03/04/16	45,000,000	45,000,000
CITIBANK NA (NEW YORK BRANCH)		0.38%		01/05/16	41,000,000	41,000,000
		0.40%		01/11/16	157,000,000	157,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.40%		03/01/16	188,000,000	188,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.30%		01/07/16	20,000,000	20,000,000
		0.39%		02/10/16	34,000,000	34,000,000
		0.67%		03/29/16	48,000,000	48,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.40%		02/01/16	77,000,000	77,000,000
		0.46%		03/01/16	29,000,000	29,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.50%		02/01/16	3,000,000	3,000,000
		0.57%		03/29/16	66,000,000	66,000,000
		0.59%		04/01/16	17,000,000	17,000,000
ING BANK NV (AMSTERDAM BRANCH)		0.54%		05/02/16	183,000,000	183,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.52%		02/23/16	85,000,000	85,000,000
		0.65%		03/22/16	87,000,000	87,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.42%		01/05/16	150,000,000	150,000,000
		0.40%		01/08/16	87,000,000	87,000,000
		0.42%		01/15/16	16,000,000	16,000,000
		0.40%		01/27/16	60,000,000	60,000,000
		0.43%		01/29/16	2,000,000	2,000,000
		0.42%		02/24/16	2,000,000	2,000,000
		0.50%		04/13/16	26,000,000	26,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.36%		02/12/16	1,000,000	1,000,000
		0.50%		03/17/16	152,000,000	152,000,000
NATIONAL AUSTRALIA BANK LIMITED (LONDON BRANCH)		0.30%		02/12/16	7,000,000	7,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)		0.40%		01/04/16	71,000,000	71,000,000
		0.55%		02/18/16	3,000,000	3,000,000
NATIXIS (NEW YORK BRANCH)		0.47%		03/07/16	129,000,000	129,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.39%		03/01/16	1,000,000	1,000,000
		0.40%		03/03/16	123,000,000	123,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.18%		01/05/16	75,000,000	75,000,000
		0.24%		01/06/16	38,000,000	38,000,000
		0.41%		03/03/16	65,000,000	65,000,000
10    See financial notes

Schwab Money Market Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RABOBANK NEDERLAND (NEW YORK BRANCH)		0.35%		01/04/16	60,000,000	60,000,000
		0.37%		01/08/16	12,000,000	12,000,000
		0.43%		03/16/16	78,000,000	78,000,000
		0.51%		03/24/16	39,000,000	39,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.47%		04/26/16	75,000,000	75,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.35%		01/05/16	26,000,000	26,000,000
		0.49%		02/01/16	111,000,000	111,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.41%		01/07/16	24,000,000	24,000,000
		0.30%		01/26/16	68,000,000	68,000,000
		0.40%		02/19/16	175,000,000	175,000,000
		0.40%		03/01/16	29,000,000	29,000,000
		0.45%		03/03/16	11,000,000	11,000,000
		0.50%		03/17/16	5,000,000	5,000,000
		0.50%		03/24/16	6,000,000	6,000,000
		0.50%		04/04/16	1,000,000	1,000,000
		0.50%		04/05/16	20,000,000	20,000,000
		0.49%		04/22/16	23,000,000	23,000,000
		0.50%		04/25/16	41,000,000	41,000,000
		0.85%		06/09/16	46,000,000	46,000,000
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.35%		02/10/16	5,000,000	5,000,000
		0.38%		02/16/16	38,000,000	38,000,000
		0.43%		02/23/16	3,000,000	3,000,000
		0.65%		03/14/16	245,000,000	245,000,000
		0.65%		03/17/16	8,000,000	8,000,000
		0.68%		03/21/16	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.40%		03/01/16	164,000,000	164,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.40%		03/01/16	4,000,000	4,000,000
		0.45%		03/23/16	106,000,000	106,000,000
		0.45%		03/28/16	62,000,000	62,000,000
		0.50%		05/20/16	21,000,000	21,000,000
UBS AG (STAMFORD BRANCH)		0.50%		02/03/16	93,000,000	93,000,000
WELLS FARGO BANK NA		0.51%		03/07/16	8,000,000	8,000,000
		0.46%		04/22/16	21,000,000	21,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.48%		02/08/16	55,000,000	55,000,000
						4,666,000,000
Other Instruments 3.7%
ABBEY NATIONAL TREASURY SERVICES PLC (CAYMAN ISLANDS BRANCH)	a	0.28%		01/04/16	135,000,000	135,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.35%		01/05/16	165,000,000	165,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.28%		01/05/16	212,000,000	212,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.26%		01/04/16	49,000,000	49,000,000
						561,000,000
See financial notes    11

Schwab Money Market Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Notes 1.6%
BANK OF AMERICA NA		0.46%		02/01/16	10,000,000	10,000,000
		0.46%		04/07/16	101,000,000	101,000,000
		0.46%		04/11/16	68,000,000	68,000,000
		0.50%		05/05/16	68,000,000	68,000,000
						247,000,000
Total Fixed-Rate Obligations
(Cost $7,445,457,518)						7,445,457,518

Variable-Rate Obligations 17.5% of net assets
Financial Company Commercial Paper 3.1%
COMMONWEALTH BANK OF AUSTRALIA	b	0.45%	01/12/16	05/12/16	73,000,000	73,000,000
HSBC BANK PLC	b	0.39%		01/04/16	134,000,000	134,000,000
	b	0.63%	01/19/16	07/19/16	82,000,000	81,997,722
	b	0.46%	01/04/16	08/01/16	112,000,000	112,000,000
WESTPAC BANKING CORP	b	0.48%	01/05/16	07/05/16	70,000,000	69,993,258
						470,990,980
Certificates of Deposit 10.4%
BANK OF MONTREAL (CHICAGO BRANCH)		0.52%	01/13/16	05/13/16	215,000,000	215,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.55%	01/14/16	07/14/16	19,000,000	19,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.56%	01/15/16	07/15/16	54,000,000	54,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.64%	01/11/16	03/10/16	87,000,000	87,000,000
CHASE BANK USA NA		0.68%	01/27/16	07/27/16	38,000,000	38,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.38%		01/06/16	194,000,000	194,000,000
		0.45%	01/13/16	04/13/16	51,000,000	51,000,000
		0.45%	01/04/16	08/31/16	50,000,000	50,000,000
		0.48%	01/04/16	10/03/16	100,000,000	100,000,000
STATE STREET BANK AND TRUST COMPANY		0.61%	01/20/16	05/20/16	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.51%	01/20/16	03/21/16	54,000,000	54,000,000
		0.57%	01/27/16	05/27/16	172,000,000	172,000,000
		0.59%	01/12/16	08/12/16	100,000,000	100,000,000
WELLS FARGO BANK NA		0.41%	01/08/16	02/08/16	38,000,000	38,000,000
		0.42%	01/11/16	02/09/16	18,000,000	18,000,000
		0.45%	01/14/16	02/12/16	60,000,000	60,000,000
		0.55%	01/27/16	02/26/16	50,000,000	50,000,000
		0.37%	01/13/16	05/05/16	137,000,000	137,000,000
		0.55%	01/21/16	05/23/16	48,000,000	48,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.41%	01/08/16	02/08/16	14,000,000	14,000,000
		0.45%	01/12/16	02/12/16	79,000,000	79,000,000
						1,580,000,000
12    See financial notes

Schwab Money Market Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Treasury Debt 2.1%
UNITED STATES TREASURY		0.31%	01/04/16	01/31/16	103,000,000	102,998,964
		0.33%	01/04/16	07/31/16	63,000,000	63,000,000
		0.34%	01/04/16	01/31/17	48,000,000	47,999,890
		0.43%	01/04/16	10/31/17	100,000,000	100,000,000
						313,998,854
Variable Rate Demand Notes 0.1%
ABAG FIN CORP CALIF
REV UNIVERSITY (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2003 B (LOC: WELLS FARGO BANK NA)	a	0.25%		01/07/16	17,550,000	17,550,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)	a	0.42%		01/07/16	1,425,000	1,425,000
						18,975,000
Other Notes 1.8%
BANK OF AMERICA NA		0.46%	01/04/16	04/04/16	40,000,000	40,000,000
JPMORGAN CHASE BANK NA		0.48%	01/22/16	10/21/16	25,000,000	25,000,000
ROYAL BANK OF CANADA	b	0.44%	01/07/16	09/06/16	75,000,000	75,000,000
WELLS FARGO BANK NA		0.63%	03/15/16	10/14/16	135,000,000	135,000,000
						275,000,000
Total Variable-Rate Obligations
(Cost $2,658,964,834)						2,658,964,834
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 33.5% of net assets
Government Agency Repurchase Agreements* 4.5%
BANK OF NOVA SCOTIA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $42,230,000, 3.00% - 4.50%, due 09/01/41 - 09/01/45)		0.32%		01/04/16	41,001,458	41,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $135,368,915, 0.50% - 7.50%, due 10/25/22 - 01/15/51)		0.31%		01/04/16	129,004,443	129,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $70,622,281, 4.00% - 4.50%, due 04/01/44 - 12/20/45)		0.36%		01/04/16	68,002,720	68,000,000
GOLDMAN SACHS & CO
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $23,460,000, 2.37% - 7.00%, due 07/01/19 - 05/01/45)		0.32%		01/04/16	23,000,818	23,000,000
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by U.S. Government Agency Securities valued at $76,500,000, 3.50% - 4.00%, due 04/20/45 - 11/20/45)		0.30%		01/06/16	75,004,375	75,000,000
See financial notes    13

Schwab Money Market Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $27,810,000, 2.75% - 3.50%, due 01/16/38 - 02/01/43)		0.34%		01/04/16	27,001,020	27,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $20,600,001, 3.00%, due 12/15/39)		0.31%		01/04/16	20,000,689	20,000,000
MIZUHO SECURITIES USA INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $38,760,561, 0.33% - 2.09%, due 04/09/18 - 06/17/21)		0.33%		01/04/16	38,001,393	38,000,000
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $267,290,395, 3.00% - 4.00%, due 02/01/30 - 09/01/43)		0.35%		01/04/16	257,009,994	257,000,000
						678,000,000
Treasury Repurchase Agreements 23.8%
BARCLAYS CAPITAL INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $2,991,444, 2.63% - 8.75%, due 02/29/16 - 05/15/20)		0.31%		01/04/16	2,932,889	2,932,788
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Treasury Securities valued at $45,900,000, 0.00% - 9.13%, due 02/04/16 - 05/15/39)		0.28%		01/05/16	45,002,450	45,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $33,660,057, 1.75% - 2.75%, due 12/31/17 - 03/31/22)		0.29%		01/04/16	33,001,063	33,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $3,498,097,243, 0.63% - 3.63%, due 04/30/18 - 02/15/21)		0.25%		01/04/16	3,498,097,167	3,498,000,000
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $47,941,766, 1.38%, due 03/31/20)		0.33%		01/04/16	47,001,723	47,000,000
						3,625,932,788
Other Repurchase Agreements** 5.2%
BNP PARIBAS SECURITIES CORP.
Issued 12/28/15, repurchase date 01/04/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $36,800,000, 0.37% - 6.51%, due 01/25/24 - 06/25/37)		0.45%		01/04/16	32,002,800	32,000,000
Issued 12/31/15, repurchase date 01/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $19,550,001, 4.02% - 4.72%, due 02/26/24 - 03/25/25)		0.45%		01/05/16	17,001,063	17,000,000
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $37,950,001, 4.52% - 4.72%, due 01/25/24 - 02/25/25)		0.45%		01/05/16	33,002,888	33,000,000
14    See financial notes

Schwab Money Market Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $103,500,426, 0.48% - 6.43%, due 01/25/29 - 08/25/37)		0.60%		01/06/16	90,010,500	90,000,000
Issued 12/21/15, repurchase date 06/03/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $218,502,540, 0.17% - 7.75%, due 07/20/16 - 09/20/66)	c	1.20%		04/04/16	190,665,000	190,000,000
JP MORGAN SECURITIES LLC
Issued 12/04/15, repurchase date 06/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $135,792,560, 2.00% - 7.50%, due 09/13/16 - 10/15/99)	c	0.90%		03/30/16	118,345,150	118,000,000
Issued 12/23/15, repurchase date 06/20/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,229,451, 0.68% - 7.50%, due 06/15/16 - 12/31/99)	c	1.05%		03/30/16	108,308,700	108,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 11/18/15, repurchase date 02/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $138,000,001, 5.00% - 5.77%, due 11/15/38 - 09/25/57)	c	0.66%		02/04/16	120,171,600	120,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $21,850,850, 0.72% - 5.62%, due 12/17/18 - 09/10/45)		0.35%		01/04/16	19,000,739	19,000,000
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $20,702,214, 3.13%, due 08/27/37)		0.55%		01/06/16	18,001,925	18,000,000
Issued 11/10/15, repurchase date 05/09/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $49,648,899, 0.00% - 8.42%, due 08/15/16 - 04/16/59)	c	0.80%		04/04/16	43,139,511	43,000,000
						788,000,000
Total Repurchase Agreements
(Cost $5,091,932,788)						5,091,932,788

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $15,196,355,140.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,011,978,280 or 13.2% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $579,000,000 or 3.8% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
LOC —	Letter of credit
REV —	Revenue

See financial notes    15

Schwab Money Market Fund
Portfolio Holdings continued
At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
16    See financial notes

Schwab Money Market Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value		$10,104,422,352
Repurchase agreements, at cost and value	+	5,091,932,788
Total investments, at cost and value (Note 2a)		15,196,355,140
Receivables:
Interest		6,369,473
Prepaid expenses	+	187,776
Total assets		15,202,912,389
Liabilities
Payables:
Shareholder service fees		1,361,411
Distributions to shareholders		13,562
Accrued expenses	+	788,874
Total liabilities		2,163,847
Net Assets
Total assets		15,202,912,389
Total liabilities	–	2,163,847
Net assets		$15,200,748,542
Net Assets by Source
Capital received from investors		15,202,987,968
Net realized capital losses		(2,239,426)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,200,748,542		15,200,896,621		$1.00

See financial notes    17

Schwab Money Market Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$42,067,339
Expenses
Investment adviser and administrator fees		46,888,516
Shareholder service fees		59,451,357
Shareholder reports		603,748
Custodian fees		453,875
Portfolio accounting fees		348,219
Proxy fees		292,862
Registration fees		140,036
Professional fees		113,890
Independent trustees' fees		71,006
Transfer agent fees		22,077
Other expenses	+	251,921
Total expenses		108,637,507
Expense reduction by CSIM and its affiliates	–	68,056,454
Net expenses	–	40,581,053
Net investment income		1,486,286
Realized Gains (Losses)
Net realized losses on investments		(182,500)
Increase in net assets resulting from operations		$1,303,786
18    See financial notes

Schwab Money Market Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$1,486,286	$1,478,622
Net realized gains (losses)	+	(182,500)	—
Increase in net assets from operations		1,303,786	1,478,622
Distributions to Shareholders
Distributions from net investment income		($1,486,286)	($1,478,622)
Transactions in Fund Shares*
Shares sold		37,039,557,516	38,274,525,149
Shares reinvested		1,385,941	1,375,524
Shares redeemed	+	(36,664,449,989)	(38,420,387,841)
Net transactions in fund shares		376,493,468	(144,487,168)
Net Assets
Beginning of period		14,824,437,574	14,968,924,742
Total increase or decrease	+	376,310,968	(144,487,168)
End of period		$15,200,748,542	$14,824,437,574
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    19

Schwab Money Market Fund
Financial Notes
1. Business Structure of the Fund:
Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund™
Schwab Money Market Fund	Schwab AMT Tax-Free Money Fund™
Schwab Government Money Fund™	Schwab California Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab New York Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund®	Schwab New Jersey Municipal Money Fund™
Schwab Advisor Cash Reserves®	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Money Market Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
20

Schwab Money Market Fund
Financial Notes (continued)
2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counter-party), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.
As of December 31, 2015, the fund had investments in repurchase agreements with a gross value of $5,091,932,788 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
21

Schwab Money Market Fund
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more
22

Schwab Money Market Fund
Financial Notes (continued)
3. Risk Factors (continued):
difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (Alternative Collateral). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
23

Schwab Money Market Fund
Financial Notes (continued)
3. Risk Factors (continued):
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund's paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund's paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab's written agreement with the fund), and the fund will pay no more than 0.25%
24

Schwab Money Market Fund
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund's shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider's actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.71%.
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the fund's expenses equal to 0.035% of the fund's average daily net assets.
During the period ended December 31, 2015, the fund waived $68,056,454 in expenses of which $8,020,526 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. Effective November 9, 2015, the ability of CSIM and its affiliates to recapture from the fund for any fees waived under the voluntary yield waiver has been terminated.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
Prior to October 8, 2015, the fund had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
25

Schwab Money Market Fund
Financial Notes (continued)
6. Borrowing from Banks (continued):
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
As of December 31, 2015, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had capital loss carryforwards of $2,056,926 available to offset future net capital gains before the expiration date of December 31, 2017 and $182,500 with no expiration*.
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$1,486,286
Prior period distributions
Ordinary income	$1,478,622
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, no such reclassifications were required.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
8. Money Market Fund Reform:
On July 23, 2014, the Securities and Exchange Commission (SEC) adopted changes to the rules that govern money market funds. These rule changes create new definitions for Government money market funds and Retail money market funds and require Institutional money market funds to operate with a floating NAV. Retail and Government money market funds will be permitted to continue to transact at a constant NAV. Additionally, non-Government money market funds are required to adopt policies and procedures to allow for a fund’s Board to impose liquidity fees and redemption gates if the fund’s weekly liquid assets fall below the regulatory threshold set by the SEC . The date for compliance with the floating NAV and liquidity fees and redemption gate requirements is no later than October 14, 2016.
Effective April 14, 2016, (i) Each of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund intends to qualify as a Government money market fund under the new regulatory definition; and (ii) Schwab Money Market Portfolio will change its name to Schwab Government Money Market Portfolio and intends to qualify as a Government money market fund under the new regulatory definition. These funds will continue to seek to maintain a constant NAV of $1.00 per share and do not plan to adopt a policy to implement liquidity fees or redemption
26

Schwab Money Market Fund
Financial Notes (continued)
8. Money Market Fund Reform (continued):
gates. Additionally, each of the Schwab Prime and Municipal Money Market Funds intends to qualify as a Retail money market fund by October 14, 2016, will continue to seek to maintain a constant NAV of $1.00 per share and will be required to comply with the new liquidity fees and redemption gate requirements by no later than October 14, 2016.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Money Market Fund
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
28

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	114,958,848,042.874	28,369,951,694.105
Marie A. Chandoha	138,293,183,971.888	5,035,615,765.091
Joseph R. Martinetto	138,343,234,171.004	4,985,565,565.975
Robert W. Burns	138,801,166,597.632	4,527,633,139.347
John F. Cogan	135,183,710,424.042	8,145,089,312.937
Stephen T. Kochis	138,674,668,915.137	4,654,130,821.842
David L. Mahoney	138,421,149,206.830	4,907,650,530.149
Kiran M. Patel	138,545,135,567.241	4,783,664,169.738
Kimberly S. Patmore	138,722,452,525.210	4,606,347,211.769
Charles A. Ruffel	138,803,994,873.579	4,524,804,863.400
Gerald B. Smith	138,636,013,914.434	4,692,785,822.545
Joseph H. Wender	138,440,840,243.816	4,887,959,493.163
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
34

restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
35

PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
36

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31359-11
00160177

Annual report dated December 31, 2015, enclosed.
Schwab Municipal Money Fund™
Schwab AMT Tax-Free Money Fund™

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Schwab Municipal Money Fund™
Schwab AMT Tax-Free Money Fund™
Annual Report
December 31, 2015

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we aim to make investing straightforward for our investors. Our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios. The Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund (the Funds) are designed to complement those foundational holdings in a diversified portfolio.
The Funds are constructed to offer stability of capital and liquidity, as well as income exempt from federal income tax. These funds invest in short-term municipal money market securities issued by states and muni agencies around the country, as well as from U.S. territories and possessions. The Funds are also actively managed, benefiting from extensive credit research and professional money management.
Yields on municipal money market securities remained very low in 2015 for several reasons. One reason was that interest rates remained historically low for much of the year. It was only in December of 2015 that the Federal Reserve (the Fed) ended months of speculation by raising short-term interest rates. It was the first Fed rate hike in nine years, and the central bank assured investors that any subsequent increases would be measured and gradual. Another reason was that there has been little increase in the supply of municipal securities, continuing a multi-year trend of contracted supply. An improving economy and strong tax receipts early in the year reduced the need for many municipalities to issue short-term debt. As a result of limited supply, demand for these tax-exempt securities was high and that bid up prices and kept yields low.
In related industry matters, in July 2014, the Securities and Exchange Commission released final guidance regarding the rules which govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, Charles Schwab Investment Management will continue to offer a variety of investment options and a strong product lineup that includes municipal and prime money market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about these Funds, please continue reading this report. You can also find further details about these funds by visiting our website at www.csimfunds.com, which now includes six months of daily historical data on fund liquidity, NAV, and asset flows. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

It was the first Fed rate hike in nine years, and the central bank assured investors that any subsequent increases would be measured and gradual.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, retail prime and municipal money market funds, as well as government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that a fund may seek to maintain a constant NAV, but there is no guarantee it will be able to do so.
2Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Management
Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund3

Schwab Municipal Money Fund
The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2015, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  During the 12-month reporting period ended December 31, 2015, securities typically held by muni money market funds experienced steady demand, while supply remained extremely limited. Anticipation of a potential rate increase by the Federal Reserve (the Fed) caused increased market volatility, and resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept rates low, while light demand in the one-year space allowed yields to rise. The Fed ended speculation at its December meeting and raised its target federal-funds rate to a range of 0.25% and 0.50%, a decision that demonstrated confidence in the economic recovery. Meanwhile, many municipalities issued less short-term debt over the reporting period. Rising tax revenues and improving overall credit conditions helped to increase cash flows, lessening the need for additional funding. This reduction in issuance was especially noticeable in California and Texas. With promising budget and revenue outlooks, both states decided not to issue their typical one-year notes in 2015. The absence of these notes eliminated a large portion of eligible new issue muni money market securities, and further exacerbated the already limited supply.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.11%, finishing the period at the bottom of this range.
Performance, Positioning, and Strategies.  The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the year. As in previous years, the fund’s WAM generally declined from the beginning of the year through May, decreasing from approximately 50 to 33 days. As the overall supply of muni securities rose in June during the typical “note season,” the fund’s WAM was extended to the upper 40-day range as some of these securities were added to the portfolio. As supply waned again toward the end of the year, the fund’s WAM ended the reporting period at 34 days, intentionally shortening during the last quarter in anticipation of the Fed’s December rate hike. With supply remaining limited over the reporting period, the fund also ended the year with a higher-than-average cash balance.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	72.1%
8-30 Days	2.2%
31-60 Days	7.6%
61-90 Days	3.6%
91-180 Days	7.8%
More than 180 Days	6.7%
Total	100.0%
Statistics
Weighted Average Maturity[2]	34 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	41%

Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	45.3%
Tender Option Bonds	17.7%
Fixed Rate Notes	16.1%
Commercial Paper	15.7%
Variable Rate Demand Preferred Shares	2.6%
Put Bonds	2.2%
Other	0.4%
Total	100.0%
Largest Holdings by State
% of Net Assets
Texas	13.2%
New York	11.0%
California	6.6%
Florida	5.4%
Illinois	5.3%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
4Schwab Municipal Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Sweep Shares	Value Advantage Shares®	Select Shares®	Premier Shares[1]
Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[2]	**	$25,000 [3]	$1,000,000	$3,000,000
Seven-Day Yield[4]	0.01%	0.01%	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[5]	-0.08%	-0.09%	-0.19%	-0.30%
Seven-Day Effective Yield[4]	0.01%	0.01%	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[4,6]	0.02%	0.02%	0.02%	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares, Value Advantage Shares, Select Shares and Premier Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Effective October 9, 2015, the share class name of the Institutional Shares of the Schwab Municipal Money Fund was changed to Premier Shares.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[4]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[5]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.52%, 0.38%, 0.28%, and 0.17% to the seven-day yields of the Sweep Shares, Value Advantage Shares, Select Shares, and Premier Shares, respectively.
[6]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
Schwab Municipal Money Fund5

Schwab AMT Tax-Free Money Fund
The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2015, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  During the 12-month reporting period ended December 31, 2015, securities typically held by muni money market funds experienced steady demand, while supply remained extremely limited. Anticipation of a potential rate increase by the Federal Reserve (the Fed) caused increased market volatility, and resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept rates low, while light demand in the one-year space allowed yields to rise. The Fed ended speculation at its December meeting and raised its target federal-funds rate to a range of 0.25% and 0.50%, a decision that demonstrated confidence in the economic recovery. Meanwhile, many municipalities issued less short-term debt over the reporting period. Rising tax revenues and improving overall credit conditions helped to increase cash flows, lessening the need for additional funding. This reduction in issuance was especially noticeable in California and Texas. With promising budget and revenue outlooks, both states decided not to issue their typical one-year notes in 2015. The absence of these notes eliminated a large portion of eligible new issue muni money market securities, and further exacerbated the already limited supply.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.11%, finishing the period at the bottom of this range.
Performance, Positioning, and Strategies.  The investment adviser continued to focus on safety and high credit quality, while generally maintaining a weighted average maturity (WAM) that was longer than many of the fund’s peers for most of the year. As in previous years, the fund’s WAM generally declined from the beginning of the year through May, decreasing from approximately 50 to 33 days. As the overall supply of muni securities rose in June during the typical “note season,” the fund’s WAM was extended to the upper 40-day range as some of these securities were added to the portfolio. As supply waned again toward the end of the year, the fund’s WAM ended the reporting period at 32 days, intentionally shortening during the last quarter in anticipation of the Fed’s December rate hike. With supply remaining limited over the reporting period, the fund also ended the year with a higher-than-average cash balance.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	69.4%
8-30 Days	4.6%
31-60 Days	8.8%
61-90 Days	4.8%
91-180 Days	5.2%
More than 180 Days	7.2%
Total	100.0%
Statistics
Weighted Average Maturity[2]	32 Days
Credit Quality Of Holdings[3] % of portfolio	99% Tier 1
Credit Enhanced Securities % of portfolio	33%

Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	31.6%
Tender Option Bonds	27.6%
Commercial Paper	23.6%
Fixed Rate Notes	13.7%
Put Bonds	3.0%
Other	0.5%
Total	100.0%
Largest Holdings by State
% of Net Assets
Texas	14.2%
New York	10.2%
California	8.1%
Illinois	7.4%
Alabama	6.8%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
6Schwab AMT Tax-Free Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	**	$25,000 [2]
Seven-Day Yield[3]	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.07%	-0.11%
Seven-Day Effective Yield[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.52% and 0.38% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
Schwab AMT Tax-Free Money Fund7

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab Municipal Money Fund
Sweep Shares
Actual Return	0.07%	$1,000.00	$1,000.20	$ 0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36
Value Advantage Shares
Actual Return	0.07%	$1,000.00	$1,000.20	$ 0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36
Select Shares
Actual Return	0.07%	$1,000.00	$1,000.20	$ 0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36
Premier Shares[3]
Actual Return	0.07%	$1,000.00	$1,000.20	$ 0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36
Schwab AMT Tax-Free Money Fund
Sweep Shares
Actual Return	0.07%	$1,000.00	$1,000.20	$ 0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36
Value Advantage Shares®
Actual Return	0.07%	$1,000.00	$1,000.20	$ 0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
[3]	Effective October 9, 2015, the share class name of the Institutional Shares of the Schwab Municipal Money Fund was changed to Premier Shares.
8Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.08% [3]	0.09% [3]	0.15% [3]	0.22% [3]	0.29% [3]
Gross operating expenses	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$11,505	$11,405	$11,243	$11,721	$10,220

Value Advantage Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.08% [3]	0.09% [3]	0.16% [3]	0.22% [3]	0.30% [3]
Gross operating expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$548	$621	$717	$815	$918
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
See financial notes    9

Schwab Municipal Money Fund
Financial Highlights continued
Select Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.01%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.08% [3]	0.09% [3]	0.16% [3]	0.22% [3]	0.29% [3]
Gross operating expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net asset, end of period (x 1,000,000)	$311	$365	$403	$467	$517

Premier Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.02%	0.01%	0.01%	0.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.08% [3]	0.09% [3]	0.16% [3]	0.22% [3]	0.24% [3]
Gross operating expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.07%
Net assets, end of period (x 1,000,000)	$823	$1,037	$1,161	$1,389	$2,080
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
10    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
29.2%	Fixed-Rate Securities	3,855,705,298	3,855,705,298
64.4%	Variable-Rate Securities	8,486,287,046	8,486,287,046
93.6%	Total Investments	12,341,992,344	12,341,992,344
6.4%	Other Assets and Liabilities, Net		844,879,050
100.0%	Net Assets		13,186,871,394

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 29.2% of net assets
Alabama 0.6%
ALABAMA ST PUB SCH & COLLEGE AUTH
REV SCHOOL SERIES 2009A		5.00%		05/01/16	4,995,000	5,074,656
REV SCHOOL SERIES 2010-A		5.00%		05/01/16	755,000	766,548
ALABAMA STATE OF
GO SERIES 2006		5.00%		02/01/16	1,290,000	1,295,258
HUNTSVILLE ALA HEALTH CARE AUTH
REV HOSPITAL		0.06%		01/04/16	15,000,000	15,000,000
REV HOSPITAL		0.09%		02/04/16	10,000,000	10,000,000
REV HOSPITAL		0.08%		02/09/16	27,500,000	27,500,000
REV HOSPITAL		0.07%		02/16/16	22,500,000	22,500,000
						82,136,462
Alaska 0.0%
ALASKA HOUSING FINANCE CORP
REV HOUS SINGL SERIES 2012A		1.15%		06/01/16	280,000	280,635
REV STATE SERIES 2015B		3.00%		06/01/16	755,000	762,955
NORTH SLOPE BORO ALASKA
GO SERIES 2006A		5.00%		06/30/16	160,000	163,600
GO SERIES 2007A		5.00%		06/30/16	845,000	864,214
GO SERIES 2011B		4.00%		06/30/16	275,000	279,802
GO SERIES 2011B		5.00%		06/30/16	960,000	982,280
						3,333,486
See financial notes    11

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Arizona 0.0%
ARIZONA HEALTH FAC AUTH
REV HOSPITAL (BANNER HEALTH) SERIES 2007A		5.00%		01/01/16	2,425,000	2,425,000
REV HOSPITAL (BANNER HEALTH) SERIES 2008D		5.00%		01/01/16	1,500,000	1,500,000
						3,925,000
California 5.4%
CALIFORNIA HEALTH FACS FING AUTH
(KAISER PERMANENTE) SERIES 2006 E		0.05%		02/03/16	19,435,000	19,435,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006 E		0.05%		02/02/16	29,000,000	29,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006 E		0.21%		02/03/16	4,000,000	4,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006 E		0.07%		02/23/16	7,500,000	7,500,000
CALIFORNIA SCH CASH RESERVE PROG AUTH
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015-16B		2.00%		06/30/16	24,705,000	24,909,416
CALIFORNIA ST
GO		3.00%		08/01/16	25,000,000	25,389,730
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.05%		02/22/16	15,000,000	15,000,000
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.04%		01/22/16	14,000,000	14,000,000
SERIES A-3 (LOC: JPMORGAN CHASE BANK NA; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.03%		01/07/16	17,030,000	17,030,000
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
(KAISER PERMANENTE) SERIES 2004 E		0.07%		02/23/16	26,200,000	26,200,000
(KAISER PERMANENTE) SERIES 2004 K		0.05%		02/03/16	1,400,000	1,400,000
(KAISER PERMANENTE) SERIES 2004I		0.05%		02/02/16	15,000,000	15,000,000
(KAISER PERMANENTE) SERIES 2004I		0.22%		05/02/16	5,000,000	5,000,000
(KAISER PERMANENTE) SERIES 2006 D		0.07%		02/23/16	23,000,000	23,000,000
(KAISER PERMANENTE) SERIES 2009 B-2		0.04%		01/19/16	10,000,000	10,000,000
GO (KAISER PERMANENTE) SERIES 2008 B		0.23%		02/16/16	2,000,000	2,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 E		0.23%		02/16/16	5,000,000	5,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 I		0.24%		03/03/16	2,000,000	2,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 K		0.25%		03/04/16	20,800,000	20,800,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004I		0.21%		02/03/16	6,700,000	6,700,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004K		0.28%		06/03/16	18,000,000	18,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008 B		0.23%		01/06/16	24,000,000	24,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008B		0.26%		06/02/16	15,000,000	15,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008C		0.23%		03/03/16	29,500,000	29,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008C		0.24%		03/14/16	5,700,000	5,700,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-3		0.23%		01/07/16	20,000,000	20,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-5		0.23%		01/05/16	7,250,000	7,250,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-6		0.22%		02/08/16	31,000,000	31,000,000
REV HOSPITAL (KAISER PERMANENTE) SERIES 2009A		5.00%		04/01/16	2,000,000	2,023,617
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
REV WATER & SEWER SERIES A-2 (LIQ: BANK OF AMERICA NA)		0.04%		02/04/16	7,000,000	7,000,000
KERN CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		7.00%		06/30/16	16,000,000	16,527,806
LOS ANGELES CALIF
TAX & REV ANTICIPATION NOTE SERIES 2015	c	2.00%		06/30/16	135,000,000	136,120,451
12    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LOS ANGELES CALIF HBR DEPT
REV TRANSPORTATION SERIES 2006B		5.00%		08/01/16	1,500,000	1,540,539
LOS ANGELES CALIF MUN IMPT CORP
REV LEASE REV (LOS ANGELES CALIF) SERIES A-3 (LOC: BANK OF THE WEST)		0.05%		01/21/16	17,000,000	17,000,000
LOS ANGELES CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		5.00%		06/30/16	50,000,000	51,161,499
RIVERSIDE CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-201		2.00%		06/30/16	36,000,000	36,303,485
SAN DIEGO CALIF UNI SCH DIST
REV SCHOOL TAX & REV ANTICIPATION NOTE SERIES 2015-16A		2.00%		06/30/16	25,000,000	25,212,957
						716,704,500
Colorado 0.5%
COLORADO SPRINGS COLO UTILS
REV WATER & SEWER SERIES A (LOC: BANK OF AMERICA NA)		0.07%		03/02/16	4,300,000	4,300,000
REV WATER & SEWER SERIES B (LOC: BANK OF AMERICA NA)		0.03%		01/05/16	4,770,000	4,770,000
COLORADO STATE OF
REV STATE TAX & REV ANTICIPATION NOTE SERIES 2015 A		1.75%		06/28/16	38,810,000	39,086,760
REV STUDENT LOANS TAX & REV ANTICIPATION NOTE SERIES 2015A		2.00%		06/29/16	10,000,000	10,083,250
UNIVERSITY OF COLORADO
REV UNIVERSITY SERIES 2009-C		4.00%		06/01/16	100,000	101,465
REV UNIVERSITY SERIES 2012A-1		1.50%		06/01/16	100,000	100,456
REV UNIVERSITY SERIES 2013A		4.00%		06/01/16	415,000	421,265
						58,863,196
Connecticut 0.2%
CONNECTICUT ST HEALTH & EDL FACS A
REV HOSPITAL SERIES J-1 (ESCROW)		5.00%		07/01/16	5,235,000	5,355,855
CONNECTICUT STATE OF
GO SERIES 2006 C (ESCROW)		5.00%		06/01/16	2,000,000	2,039,270
GO SERIES 2007B		5.00%		05/01/16	475,000	482,261
GO SERIES 2009A		5.00%		02/15/16	100,000	100,569
GO SERIES 2009C		3.00%		03/01/16	100,000	100,408
GO SERIES 2010A		5.00%		04/01/16	2,250,000	2,276,634
YALE UNIVERSITY
REV UNIVERSITY SERIES S-2		0.03%		01/21/16	11,700,000	11,700,000
						22,054,997
Delaware 0.0%
DELAWARE ST HEALTH FACS AUTH
REV HEALTHCARE (CHRISTIANA CARE HLTH SVCS) SERIES 2010 C		0.04%		01/05/16	4,000,000	4,000,000
District of Columbia 0.1%
DISTRICT OF COLUMBIA (WASHINGTON DC)
GO SERIES 2005B		5.25%		06/01/16	2,235,000	2,280,277
GO SERIES 2007B		5.00%		06/01/16	100,000	101,837
See financial notes    13

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES 2007C		5.00%		06/01/16	1,000,000	1,019,080
GO SERIES 2013A		5.00%		06/01/16	3,350,000	3,415,313
						6,816,507
Florida 1.1%
ALACHUA CNTY FLA HEALTH FACS AUTH
REV HEALTHCARE (SHANDS TEACHING HOSPITAL AND CLINICS INC) SERIES 2008 A (LOC: BANK OF AMERICA NA)		0.03%		01/06/16	11,750,000	11,750,000
BROWARD CNTY FLA SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015		0.75%		01/29/16	45,000,000	45,023,450
FLORIDA DEPARTMENT OF TRANSPORTATION
GO (FLORIDA STATE OF) SERIES 2009B		5.00%		07/01/16	360,000	368,154
FLORIDA HURRICANE CATASTROPHE FUND FINANCING CORP REVENUE
REV SPECIAL TAX SERIES 2010A (ESCROW)		5.00%		07/01/16	7,000,000	7,166,539
FLORIDA LOC GOVT FIN COMMN
REV PUBLIC SERVICES SERIES A-1&B-1 (LOC: JPMORGAN CHASE BANK NA)		0.07%		02/01/16	2,217,000	2,217,000
FLORIDA ST BRD ED
GO (FLORIDA STATE OF) SERIES 2005G		5.00%		06/01/16	100,000	101,902
GO (FLORIDA STATE OF) SERIES 2006C		5.00%		06/01/16	100,000	101,892
GO (FLORIDA STATE OF) SERIES 2006D		5.00%		06/01/16	100,000	101,927
GO (FLORIDA STATE OF) SERIES 2007A		5.00%		06/01/16	100,000	101,878
GO (FLORIDA STATE OF) SERIES 2007C		5.00%		06/01/16	100,000	101,878
GO (FLORIDA STATE OF) SERIES 2008A		5.00%		06/01/16	300,000	305,636
GO (FLORIDA STATE OF) SERIES 2009 D		5.50%		06/01/16	500,000	510,844
GO (FLORIDA STATE OF) SERIES 2009A		5.00%		06/01/16	375,000	382,311
GO (FLORIDA STATE OF) SERIES 2011A		5.00%		01/01/16	2,035,000	2,035,000
GO (FLORIDA STATE OF) SERIES 2011A		5.00%		06/01/16	170,000	173,163
GO (FLORIDA STATE OF) SERIES 2013 B		5.00%		06/01/16	490,000	499,332
GO (FLORIDA STATE OF) SERIES 2014 A		3.00%		01/01/16	1,805,000	1,805,000
GO (FLORIDA STATE OF) SERIES 2014 B		5.00%		06/01/16	500,000	509,611
GO (FLORIDA STATE OF) SERIES 2014 C		4.00%		06/01/16	250,000	253,692
GO (FLORIDA STATE OF) SERIES 2014A		5.00%		06/01/16	180,000	183,405
GO (FLORIDA STATE OF) SERIES 2015 A		5.00%		06/01/16	8,945,000	9,117,956
GO (FLORIDA STATE OF) SERIES 2015D		5.00%		06/01/16	7,500,000	7,649,817
FLORIDA STATE OF
GO SERIES 2009B		5.00%		06/01/16	155,000	157,915
REV COP SERIES 2015A		5.00%		08/01/16	5,130,000	5,266,347
JEA
REV POWER (JEA FL ELEC SYS REV) SERIES 2012A		5.00%		10/01/16	100,000	103,419
REV POWER (JEA FL ELEC SYS REV) SERIES 2014-A		3.00%		10/01/16	500,000	509,512
REV POWER (JEA FL ELEC SYS REV) SERIES 8-C-3 (LIQ: ROYAL BANK OF CANADA)		0.05%		01/06/16	17,000,000	17,000,000
SUNSHINE ST GOVERNMENTAL FING COMMN FLA
(ORLANDO FLA) SERIES H (LIQ: JPMORGAN CHASE BANK NA)		0.09%		03/09/16	16,883,000	16,883,000
(ORLANDO FLA) SERIES H (LIQ: JPMORGAN CHASE BANK NA)		0.08%		03/10/16	10,000,000	10,000,000
						140,380,580
14    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 0.1%
ATLANTA GA ARPT REV
GO SERIES D-2 (LOC: BANK OF AMERICA NA)		0.16%		02/03/16	460,000	460,000
GO SERIES D-3 (LOC: BANK OF AMERICA NA)		0.14%		02/03/16	2,223,000	2,223,000
GO SERIES D-4 (LOC: BANK OF AMERICA NA)		0.16%		02/03/16	2,094,000	2,094,000
GO SERIES E1-E4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.16%		02/03/16	3,594,000	3,594,000
GEORGIA STATE OF
GO SERIES 2009B		3.00%		01/01/16	300,000	300,000
GO SERIES 2009B		4.00%		01/01/16	1,500,000	1,500,000
GO SERIES 2013D		5.00%		02/01/16	140,000	140,551
						10,311,551
Hawaii 0.1%
HAWAII STATE OF
GO SERIES 2006-DI		4.00%		03/01/16	200,000	201,196
GO SERIES 2007DJ		4.00%		04/01/16	255,000	257,227
GO SERIES 2008DK		5.00%		05/01/16	640,000	650,004
GO SERIES 2009 DR		5.00%		06/01/16	3,610,000	3,680,258
GO SERIES 2009DQ		5.00%		06/01/16	140,000	142,668
GO SERIES 2009DR		4.00%		06/01/16	100,000	101,465
GO SERIES 2010 DY		3.00%		02/01/16	200,000	200,440
GO SERIES 2010 DY		4.00%		02/01/16	475,000	476,442
GO SERIES 2013-EK		5.00%		08/01/16	1,500,000	1,540,942
GO SERIES 2013EK		3.00%		08/01/16	500,000	507,864
HONOLULU HAWAII CITY AND CNTY BRD WTR SUPPLY
REV WATER & SEWER SERIES 2006B (ESCROW)		5.25%		07/01/16	1,250,000	1,279,227
						9,037,733
Idaho 0.4%
IDAHO STATE OF
GO TAX ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	58,000,000	58,488,948
Illinois 1.0%
CHICAGO (CITY OF)
REV TRANSPORTATION (CHICAGO IL OHARE INTL ARPT - PFC) SERIES 2008A		5.00%		01/01/16	400,000	400,000
REV TRANSPORTATION (CHICAGO ILL O HARE INTL ARPT) SERIES 2010-D		5.25%		01/01/16	2,640,000	2,640,000
REV TRANSPORTATION (CHICAGO ILL O HARE INTL ARPT) SERIES 2012A		5.00%		01/01/16	24,830,000	24,830,000
REV TRANSPORTATION (CHICAGO ILL O HARE INTL ARPT) SERIES 2015B		4.00%		01/01/16	15,000,000	15,000,000
ILLINOIS EDL FACS AUTH
GO (LOC: NORTHERN TRUST COMPANY (THE))		0.06%		01/05/16	15,000,000	15,000,000
GO (LOC: NORTHERN TRUST COMPANY (THE))		0.07%		02/04/16	2,280,000	2,280,000
GO SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.08%		01/06/16	25,065,000	25,065,000
GO SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.09%		01/07/16	13,655,000	13,655,000
SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.06%		02/02/16	20,000,000	20,000,000
SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.06%		02/03/16	8,000,000	8,000,000
See financial notes    15

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ILLINOIS ST TOLL HWY AUTH
REV TRANSPORTATION SERIES 2006 A-1 (ESCROW)		5.00%		07/01/16	5,615,000	5,743,504
						132,613,504
Indiana 0.0%
PURDUE UNIV IND
REV UNIVERSITY SERIES W (ESCROW)		5.00%		01/04/16	5,000,000	5,000,000
Kansas 0.0%
JOHNSON CNTY KANS UNI SCH DIST NO 512 SHAWNEE MISSION
GO SERIES 2015A		3.00%		04/01/16	1,000,000	1,006,540
STATE OF KANSAS DEPARTMENT OF TRANSPORTATION
REV TRANSPORTATION SERIES 2009A		5.00%		09/01/16	2,000,000	2,062,170
						3,068,710
Louisiana 0.1%
LOUISIANA STATE OF
GO SERIES 2006C		5.00%		05/01/16	1,550,000	1,573,960
GO SERIES 2015-A		5.00%		05/01/16	9,575,000	9,723,350
GO SERIES 2015B		5.00%		05/01/16	2,600,000	2,640,283
						13,937,593
Maryland 0.3%
MARYLAND HEALTH AND HIGHER EDUCATIONAL FACILITIES AUTHORITY
(JOHNS HOPKINS UNIVERSITY) SERIES A&B		0.04%		01/05/16	7,765,000	7,765,000
GO (JOHNS HOPKINS UNIVERSITY) SERIES A&B		0.04%		01/12/16	13,505,000	13,505,000
MARYLAND STATE OF
GO SERIES 2006A (ESCROW)		5.00%		03/01/16	1,000,000	1,007,797
WASHINGTON SUBN SAN DIST MD
GO SERIES 2006		4.25%		06/01/16	100,000	101,616
GO SERIES 2009		5.00%		06/01/16	7,555,000	7,702,438
GO SERIES 2010A		5.00%		06/01/16	210,000	213,920
GO SERIES 2013		5.00%		06/01/16	1,500,000	1,529,016
GO SERIES 2014		4.00%		06/01/16	2,300,000	2,335,188
						34,159,975
Massachusetts 1.4%
COMMONWEALTH OF MASSACHUSETTS
GO REVENUE ANTICIPATION NOTE SERIES 2015C		2.00%		06/22/16	21,000,000	21,179,448
GO SERIES 2004B		5.25%		08/01/16	100,000	102,818
GO SERIES 2008 A		5.00%		08/01/16	250,000	256,682
GO SERIES 2014C		3.00%		08/01/16	17,000,000	17,269,407
GO SERIES I (LIQ: TD BANK NA)		0.04%		01/22/16	10,000,000	10,000,000
EASTON MASS
GO BOND ANTICIPATION NOTE		2.00%		08/19/16	1,500,000	1,515,374
ESSEX MASS NORTH SHORE AGRIC & TECH SCH DIST
GO BOND ANTICIPATION NOTE		1.25%		06/17/16	2,752,694	2,763,125
FALL RIVER MASS
GO BOND ANTICIPATION NOTE		1.25%		02/12/16	3,249,000	3,252,539
FRANKLIN MASS
GO BOND ANTICIPATION NOTE		1.50%		05/20/16	2,250,000	2,259,943
HARVARD MASS
GO BOND ANTICIPATION NOTE		2.00%		06/24/16	3,480,000	3,508,197
16    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HAVERHILL MASS
GO BOND ANTICIPATION NOTE		2.00%		09/01/16	4,000,000	4,043,427
HINGHAM MASS
GO BOND ANTICIPATION NOTE		1.50%		05/21/16	2,938,889	2,952,543
HOLBROOK MASS
GO BOND ANTICIPATION NOTE		2.00%		06/03/16	4,000,000	4,026,643
MARBLEHEAD MASS
GO BOND ANTICIPATION NOTE		2.00%		08/05/16	3,000,000	3,030,136
MARSHFIELD MASS
GO BOND ANTICIPATION NOTE		2.00%		07/29/16	11,397,000	11,505,848
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV TRANSPORTATION		5.50%		07/01/16	150,000	153,808
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
GO SERIES C (LOC: BARCLAYS BANK PLC)		0.06%		01/06/16	14,000,000	14,000,000
GO SERIES C (LOC: BARCLAYS BANK PLC)		0.09%		01/07/16	3,000,000	3,000,000
SERIES A (LOC: BANK OF AMERICA NA)		0.06%		02/01/16	1,000,000	1,000,000
SERIES C (LOC: BARCLAYS BANK PLC)		0.05%		02/03/16	6,200,000	6,200,000
MASSACHUSETTS ST COLLEGE BLDG AUTH
REV UNIVERSITY (COMMONWEALTH OF MASSACHUSETTS) SERIES 2006A (ESCROW)		5.00%		05/01/16	9,310,000	9,454,913
MASSACHUSETTS ST DEV FIN AGY
REV MULTI FAM HOUSING (NEW HADLEY LLC) SERIES 2015 (ESCROW)		0.35%		04/01/16	4,920,000	4,920,000
MASSACHUSETTS ST HEALTH & EDL FACS AUTH
REV UNIVERSITY (HARVARD UNIVERSITY) SERIES EE		0.02%		01/07/16	33,404,000	33,404,000
MILLIS MASS
GO BOND ANTICIPATION NOTE		2.00%		08/01/16	1,800,000	1,816,670
NEW BEDFORD MASS
GO BOND ANTICIPATION NOTE		1.25%		02/05/16	7,000,000	7,006,960
NEWBURYPORT MASS
GO BOND ANTICIPATION NOTE		2.00%		09/30/16	1,000,000	1,011,954
PLYMOUTH MASS
GO BOND ANTICIPATION NOTE		1.50%		05/04/16	4,000,000	4,017,093
QUINCY MASS
GO BOND ANTICIPATION NOTE		2.00%		07/15/16	2,000,000	2,017,975
SALISBURY MASS
GO BOND ANTICIPATION NOTE		1.25%		03/24/16	4,000,000	4,008,768
UNIVERSITY OF MASSACHUSETTS BLDG AUTH
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2008-2		5.00%		05/01/16	525,000	533,147
WALTHAM MASS
GO BOND ANTICIPATION NOTE		2.00%		06/24/16	5,950,000	5,997,340
WESTBOROUGH MASS
GO BOND ANTICIPATION NOTE		2.00%		08/12/16	2,820,000	2,848,721
						189,057,479
Michigan 0.1%
REGENTS OF THE UNIVERSITY OF MICHIGAN
GO SERIES J1		0.04%		01/04/16	10,000,000	10,000,000
Minnesota 0.7%
MINNESOTA STATE OF
GO SERIES 2006 (ESCROW)		5.00%		06/01/16	3,500,000	3,567,982
See financial notes    17

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROCHESTER MINN
(MAYO CLINIC ROCHESTER MN) SERIES 2000 A		0.03%		01/04/16	11,000,000	11,000,000
(MAYO CLINIC ROCHESTER MN) SERIES 2000 A		0.04%		01/26/16	33,600,000	33,600,000
(MAYO CLINIC ROCHESTER MN) SERIES 2014		0.03%		01/04/16	15,000,000	15,000,000
(MAYO CLINIC ROCHESTER MN) SERIES 2014		0.04%		01/04/16	14,000,000	14,000,000
REV HEALTHCARE (MAYO CLINIC ROCHESTER MN) SERIES 2000C (LIQ: WELLS FARGO BANK NA)		0.03%		01/04/16	8,550,000	8,550,000
						85,717,982
Missouri 0.1%
CITY OF ST LOUIS MO
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/01/16	10,000,000	10,068,170
Nebraska 0.0%
OMAHA PUB PWR DIST NEB
REV POWER SERIES 2011A		4.00%		02/01/16	3,000,000	3,009,714
Nevada 0.8%
LAS VEGAS VALLEY NEV WTR DIST
(SOUTHERN NEVADA WTR AUTH) SERIES 2004 A (LIQ: JPMORGAN CHASE BANK NA)		0.04%		01/07/16	15,100,000	15,100,000
GO SERIES 2004A (LOC: JPMORGAN CHASE BANK NA)		0.08%		02/03/16	47,360,000	47,360,000
GO SERIES 2015A		2.00%		06/01/16	11,775,000	11,856,910
NEVADA STATE OF
GO SERIES 2006E (ESCROW)		5.00%		03/01/16	1,015,000	1,022,853
TRUCKEE MEADOWS NEV WTR AUTH
SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.09%		03/08/16	23,750,000	23,750,000
SERIES B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.09%		03/03/16	11,000,000	11,000,000
						110,089,763
New Jersey 1.7%
BLOOMFIELD TWP N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		01/15/16	7,000,000	7,002,326
BURLINGTON CNTY N J BRIDGE COMMN
REV LEASE REV (BURLINGTON CNTY N J) SERIES 2015		1.25%		02/01/16	11,000,000	11,009,428
REV LEASE REV (BURLINGTON CNTY N J) SERIES 2015B		1.50%		05/17/16	23,000,000	23,105,437
CARTERET N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		02/05/16	7,400,000	7,408,125
EAST BRUNSWICK TWP N J
GO BOND ANTICIPATION NOTE		1.00%		03/18/16	11,000,000	11,016,940
EDISON TWP N J
GO BOND ANTICIPATION NOTE		1.00%		02/12/16	6,000,000	6,004,119
ELIZABETH N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		04/08/16	9,913,000	9,939,190
ENGLEWOOD N J
GO BOND ANTICIPATION NOTE SERIES 2015A		1.25%		04/08/16	29,100,000	29,178,445
ESSEX CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/16/16	25,790,000	26,110,255
HUDSON CNTY N J IMPT AUTH
GO (HUDSON CNTY N J) SERIES 2015		2.00%		06/01/16	325,000	327,014
GO (HUDSON CNTY N J) SERIES 2015X-1A		2.00%		07/06/16	1,862,000	1,876,194
GO (HUDSON CNTY N J) SERIES 2015Y-1		1.75%		11/11/16	1,951,000	1,971,895
LIVINGSTON TWP N J
GO BOND ANTICIPATION NOTE		1.00%		02/01/16	9,000,000	9,005,833
18    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MARGATE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		07/19/16	1,360,000	1,370,716
MIDDLESEX CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		06/03/16	3,000,000	3,012,265
NORTH BERGEN TWP N J
GO BOND ANTICIPATION NOTE		1.25%		04/01/16	17,200,000	17,243,706
OCEAN CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015A		2.00%		12/02/16	2,250,000	2,278,728
ROBBINSVILLE N J
GO BOND ANTICIPATION NOTE SERIES 2015A		1.50%		07/29/16	5,158,357	5,191,599
SEA ISLE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015 A		2.00%		07/21/16	7,000,000	7,058,028
STAFFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		05/13/16	6,597,000	6,622,045
UNION CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		06/24/16	4,000,000	4,031,816
WEST MILFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		09/23/16	3,000,000	3,021,912
WEST WINDSOR TWP N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		11/10/16	2,180,000	2,199,634
WOODBRIDGE TWP N J
GO BOND ANTICIPATION NOTE		1.50%		08/19/16	29,000,000	29,213,054
						225,198,704
New York 4.7%
BAY SHORE N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/24/16	3,500,000	3,526,900
BEACON N Y
GO BOND ANTICIPATION NOTE SERIES 2015A		2.00%		05/27/16	12,000,000	12,076,647
BURNT HILLS-BALLSTON LAKE N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		06/24/16	8,445,000	8,489,620
CHEEKTOWAGA-MARYVALE N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/23/16	3,500,000	3,520,523
CLINTON CNTY N Y
GO BOND ANTICIPATION NOTE SERIES 2015B		1.50%		06/10/16	5,000,000	5,019,893
COMMACK N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/27/16	7,000,000	7,050,436
CONNETQUOT CENT SCH DIST N Y ISLIP
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		09/02/16	7,300,000	7,357,930
CORNING N Y CITY SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015B		2.00%		06/23/16	30,000,000	30,230,586
EASTPORT SOUTH MANOR CENT SCH DIST N Y
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/24/16	11,000,000	11,063,334
GATES CHILI N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/24/16	9,740,000	9,799,751
GRAND ISLAND N Y
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		10/13/16	5,520,000	5,568,613
HAMPTON BAYS N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/24/16	5,000,000	5,032,363
HARBORFIELDS CENT SCH DIST N Y GREENLAWN
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.25%		06/24/16	11,500,000	11,551,729
HERRICKS N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/24/16	6,000,000	6,045,825
HOMER N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		07/15/16	7,500,000	7,557,916
See financial notes    19

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ISLIP N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/24/16	9,000,000	9,051,793
JERICHO N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/19/16	3,335,000	3,361,688
KINGSTON N Y CITY SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015A		1.50%		06/16/16	10,000,000	10,050,419
LONGWOOD CENT SCH DIST SUFFOLK CNTY N Y
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/24/16	8,000,000	8,056,606
METROPOLITAN TRANS AUTH NY DEDICATED TAX FD
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A-1		0.75%		06/01/16	50,000,000	50,110,913
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A-2		0.75%		06/01/16	30,000,000	30,065,876
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A-6		0.75%		06/01/16	30,000,000	30,065,539
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A-8		0.75%		06/01/16	50,000,000	50,108,952
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A4		0.75%		06/01/16	50,000,000	50,109,793
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A5		0.75%		06/01/16	9,000,000	9,019,309
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015A-7		0.75%		06/01/16	10,000,000	10,020,502
METROPOLITAN TRANS AUTH NY TRANSPORTATION REV
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2002A		5.75%		07/01/16	1,220,000	1,253,162
REV TRANSPORTATION REVENUE ANTICIPATION NOTE SERIES 2015A		0.50%		03/01/16	24,000,000	24,002,324
REV TRANSPORTATION SERIES 2012F		5.00%		11/15/16	4,400,000	4,576,731
MIDDLE CTRY CENT SCH DIST N Y CENTEREACH
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		08/26/16	2,000,000	2,015,195
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 2007 BB (ESCROW)		5.00%		06/15/16	18,410,000	18,809,847
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY (NEW YORK STATE OF) SERIES 2012 S1A		5.00%		07/15/16	150,000	153,709
REV CITY (NEW YORK STATE OF) SERIES 2015 S-2		1.75%		07/15/16	11,290,000	11,375,074
REV CITY SERIES 2003 3B1		4.00%		11/01/16	120,000	123,541
REV CITY SERIES 2013A		4.00%		08/01/16	150,000	153,175
REV CITY SERIES 2015 A-1		4.00%		08/01/16	300,000	306,235
REV PUBLIC SERVICES (NEW YORK STATE OF) SERIES 2009 S-4		5.00%		01/15/16	130,000	130,226
NEW YORK N Y
GO SERIES 2002C		4.00%		08/01/16	210,000	214,368
GO SERIES 2003 C-A		5.00%		08/01/16	150,000	153,999
GO SERIES 2003-I		3.00%		08/01/16	675,000	685,509
GO SERIES 2004H-B		5.00%		03/01/16	500,000	503,873
GO SERIES 2007C1		5.00%		01/01/16	100,000	100,000
GO SERIES 2008I-1		4.50%		02/01/16	430,000	431,532
GO SERIES 2009 C		5.25%		08/01/16	225,000	231,425
GO SERIES 2009H-1		5.00%		03/01/16	135,000	136,007
GO SERIES 2010 E		5.00%		08/01/16	1,750,000	1,798,036
GO SERIES 2011 B		4.00%		08/01/16	150,000	153,147
GO SERIES 2012-I		5.00%		08/01/16	5,000,000	5,137,631
GO SERIES 2012B		4.00%		08/01/16	250,000	255,269
20    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES 2012F		5.00%		08/01/16	1,455,000	1,494,957
GO SERIES 2013D		5.00%		08/01/16	3,000,000	3,082,351
GO SERIES 2014 G		5.00%		08/01/16	750,000	770,218
GO SERIES 2014-1		4.00%		08/01/16	1,360,000	1,389,818
GO SERIES 2014E		5.00%		08/01/16	200,000	205,403
GO SERIES 2014G		3.00%		08/01/16	750,000	761,797
GO SERIES 2014J		3.00%		08/01/16	1,500,000	1,523,774
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2012A		5.00%		06/15/16	200,000	204,218
REV WATER & SEWER SERIES 2012E		5.00%		05/15/16	300,000	305,160
NEW YORK ST LOC GOVT ASSISTANCE CORP
REV PUBLIC SERVICES SERIES 2010A		5.00%		04/01/16	250,000	252,925
NEW YORK ST PWR AUTH REV & GEN PURP
REV POWER SERIES 1 & 2		0.04%		01/14/16	5,000,000	5,000,000
REV POWER SERIES 1&2&3		0.04%		01/07/16	11,715,000	11,715,000
REV POWER SERIES 1&2&3 (LIQ: STATE STREET BANK AND TRUST COMPANY; WELLS FARGO BANK NA; JPMORGAN CHASE BANK NA; TD BANK NA;)		0.09%		02/18/16	4,629,000	4,629,000
NEW YORK ST TWY AUTH
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009A		3.50%		03/15/16	100,000	100,616
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2006A (ESCROW)		5.00%		04/01/16	10,090,000	10,209,593
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2010A		5.00%		04/01/16	1,100,000	1,112,731
NEW YORK ST URBAN DEV CORP
REV LEASE REV (NEW YORK STATE OF) SERIES 2007A		5.00%		01/01/16	125,000	125,000
REV LEASE REV (NEW YORK STATE OF) SERIES 2008 D		5.00%		01/01/16	775,000	775,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007C		5.00%		03/15/16	300,000	302,845
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009B1		5.00%		03/15/16	325,000	328,094
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010A		5.00%		03/15/16	1,465,000	1,478,925
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013C		5.00%		03/15/16	100,000	100,919
NEW YORK STATE OF
GO SERIES 2006A		5.00%		03/15/16	275,000	277,591
NY ST DORM AUTH
REV HEALTHCARE (NEW YORK STATE OF) SERIES 2007 D		5.00%		02/15/16	250,000	251,440
REV HEALTHCARE (NEW YORK STATE OF) SERIES 2009 A-1		5.00%		02/15/16	115,000	115,658
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007C		5.00%		03/15/16	5,000,000	5,047,911
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2008A		5.00%		03/15/16	800,000	807,868
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009D		4.00%		06/15/16	125,000	127,053
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009D		5.00%		06/15/16	165,000	168,409
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010A		5.00%		02/15/16	490,000	492,782
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2012E		5.00%		02/15/16	1,190,000	1,196,862
See financial notes    21

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A		5.00%		02/15/16	495,000	497,876
REV STATE (NEW YORK STATE OF) SERIES 2009A		5.00%		07/01/16	935,000	956,487
PINE BUSH N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		05/26/16	7,000,000	7,043,365
PORT AUTHORITY OF NEW YORK & NEW JERSEY
REV TRANSPORTATION SERIES 177		4.00%		07/15/16	3,000,000	3,059,777
REV TRANSPORTATION SERIES 194		1.50%		10/15/16	4,405,000	4,448,577
SERIES A		0.05%		02/17/16	7,000,000	7,000,000
SERIES A		0.05%		02/23/16	11,735,000	11,735,000
SERIES A		0.07%		03/03/16	10,490,000	10,490,000
SAG HARBOR N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.40%		06/21/16	11,000,000	11,058,728
THREE VLG CENT SCH DIST N Y BROOKHAVEN & SMITHTOWN
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/27/16	12,500,000	12,588,781
TOBACCO SETTLEMENT FING CORP N Y
REV APPR/TOB (NEW YORK STATE OF) SERIES 2011A		5.00%		06/01/16	975,000	994,085
TONAWANDA TOWN N Y
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/01/16	10,000,000	10,104,151
VICTOR N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015 A		1.75%		07/07/16	5,000,000	5,036,581
WESTHAMPTON BEACH N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/28/16	11,000,000	11,064,303
						617,045,100
North Carolina 0.1%
NORTH CAROLINA STATE OF
GO SERIES 2007A		5.00%		03/01/16	100,000	100,772
GO SERIES 2009A		5.00%		03/01/16	4,250,000	4,284,148
GO SERIES 2011A		5.00%		05/01/16	3,250,000	3,301,569
GO SERIES 2011B		5.00%		11/01/16	375,000	389,301
						8,075,790
Ohio 0.3%
OHIO STATE OF
GO SERIES 2009B		5.00%		09/15/16	5,035,000	5,203,076
GO SERIES 2009C		5.00%		08/01/16	250,000	256,399
GO SERIES 2010A		5.00%		09/15/16	100,000	103,231
GO SERIES 2010C		5.00%		08/01/16	430,000	441,361
GO SERIES 2012A		5.00%		02/01/16	150,000	150,580
GO SERIES 2013B		5.00%		08/01/16	150,000	154,015
GO SERIES L		5.00%		05/01/16	775,000	786,841
GO SERIES L		5.00%		10/01/16	1,000,000	1,035,187
GO SERIES R		4.00%		05/01/16	300,000	303,588
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2008A		5.00%		01/01/16	350,000	350,000
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2008B-6		0.10%		04/07/16	20,000,000	20,000,000
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2009B-1		5.00%		01/01/16	300,000	300,000
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2011A		4.00%		01/01/16	100,000	100,000
22    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2012A		4.00%		01/01/16	3,505,000	3,505,000
REV STATE SERIES 2013A		2.00%		02/01/16	100,000	100,135
						32,789,413
Oregon 0.1%
CLACKAMAS CNTY ORE SCH DIST NO 12 NORTH CLACKAMAS
GO SERIES 2014 (GTY: OREGON STATE OF)		2.00%		06/15/16	100,000	100,746
CLATSOP CNTY ORE SCH DIST NO 1C
GO SERIES 2012 (GTY: OREGON STATE OF)		2.00%		06/15/16	100,000	100,668
JACKSON CNTY ORE SCH DIST NO 549C
GO SERIES 2009 (GTY: OREGON STATE OF)		4.00%		06/15/16	100,000	101,581
LANE CNTY ORE CMNTY COLLEGE
GO SERIES 2012 (GTY: OREGON STATE OF)		2.00%		06/15/16	250,000	251,865
MULTNOMAH CNTY ORE SCH DIST NO 7 REYNOLDS
GO SERIES 2005 (GTY: OREGON STATE OF)		5.00%		06/15/16	1,900,000	1,940,648
OREGON ST DEPT ADMINISTRATIVE SVCS
REV STATE (OREGON STATE OF) SERIES 2012 A		5.00%		05/01/16	3,000,000	3,047,484
OREGON STATE OF
GO SERIES 2013F		4.00%		05/01/16	200,000	202,407
POLK MARION & BENTON CNTYS ORE SCH DIST NO 13J
GO SERIES 2015 (GTY: OREGON STATE OF)		3.00%		02/01/16	1,285,000	1,287,981
SALEM-KEIZER ORE SCH DIST NO 24J
GO SERIES 2009A (GTY: OREGON STATE OF)		5.00%		06/15/16	2,275,000	2,322,710
UMATILLA CNTY ORE SCH DIST NO 8R HERMISTON
GO SERIES 2009A (GTY: OREGON STATE OF)		3.50%		06/15/16	200,000	202,755
GO SERIES 2010 (GTY: OREGON STATE OF)		3.00%		06/15/16	300,000	303,455
						9,862,300
Pennsylvania 0.2%
MONROEVILLE PA FIN AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2013B		4.00%		07/01/16	150,000	152,681
PENNSYLVANIA (COMMONWEALTH OF)
GO SERIES 2004		5.38%		07/01/16	160,000	163,948
GO SERIES 2006		4.00%		09/01/16	1,000,000	1,024,616
GO SERIES 2007A		5.00%		08/01/16	200,000	205,443
GO SERIES 2009		5.00%		07/01/16	900,000	921,045
GO SERIES 2010A		5.00%		05/01/16	225,000	228,524
GO SERIES 2013		5.00%		04/01/16	200,000	202,303
GO SERIES FR 2015		5.00%		08/15/16	370,000	380,652
PENNSYLVANIA STATE UNIVERSITY
REV UNIVERSITY SERIES 2009A		5.00%		03/01/16	100,000	100,764
PHILADELPHIA PA CITY OF
GO TAX & REV ANTICIPATION NOTE SERIES 2015-16		2.00%		06/30/16	20,000,000	20,169,592
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2015		2.00%		08/02/16	5,600,000	5,655,355
						29,204,923
South Carolina 0.4%
SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY
REV POWER SERIES 2006-C		5.00%		01/01/16	165,000	165,000
REV POWER SERIES 2006A (ESCROW)		5.00%		01/01/16	23,400,000	23,400,000
REV POWER SERIES 2010-B		5.00%		01/01/16	2,365,000	2,365,000
See financial notes    23

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV POWER SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.10%		01/12/16	5,210,000	5,210,000
REV POWER SERIES E (LIQ: TD BANK NA)		0.05%		02/01/16	6,625,000	6,625,000
SUMTER CNTY S C
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/30/16	20,250,000	20,492,183
						58,257,183
Tennessee 0.8%
CHATTANOOGA TENN
GO SERIES 2013		5.00%		10/01/16	1,180,000	1,221,155
MEMPHIS TENN
GO SERIES 2005B		5.25%		10/01/16	5,510,000	5,713,205
GO SERIES A (LIQ: MIZUHO BANK LTD)		0.07%		02/04/16	3,170,000	3,170,000
SERIES A (LIQ: MIZUHO BANK LTD)		0.08%		02/16/16	11,000,000	11,000,000
MET GOVT NASHVILLE & DAVIDSON CNTY TENN
GO SERIES 2005 B		5.00%		01/01/16	11,460,000	11,460,000
GO SERIES A-1 (LIQ: MIZUHO BANK LTD)		0.07%		02/04/16	10,140,000	10,140,000
REV WATER & SEWER (MET GOVT NASHVILLE & DAVIDSON CNTY TENN WTR & SWR REV) SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.06%		01/14/16	5,000,000	5,000,000
SERIES A-1 (LIQ: MIZUHO BANK LTD)		0.05%		01/04/16	15,000,000	15,000,000
SERIES A-1 (LIQ: MIZUHO BANK LTD)		0.05%		02/04/16	15,000,000	15,000,000
SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.05%		02/03/16	14,000,000	14,000,000
SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.07%		02/04/16	4,300,000	4,300,000
MET GOVT NASHVILLE & DAVIDSON CNTY TENN WTR & SWR REVENUE
REV WATER & SEWER SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.06%		01/14/16	10,000,000	10,000,000
						106,004,360
Texas 5.7%
ABILENE TEX INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	100,000	100,452
ALDINE TEX INDPT SCH DIST
GO SERIES 2007A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.50%		02/15/16	145,000	145,734
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	300,000	301,730
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	200,000	201,164
ALIEF TEX INDPT SCH DIST
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	295,000	295,957
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	1,130,000	1,132,461
ALVIN TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.50%		02/15/16	810,000	815,133
24    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ARLINGTON TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	100,000	100,562
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	100,000	100,451
GO SERIES 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	175,000	175,551
AUSTIN TEX INDPT SCH DIST
GO SERIES A (LIQ: MIZUHO BANK LTD)		0.06%		01/07/16	5,000,000	5,000,000
GO SERIES A-2 (LIQ: MIZUHO BANK LTD)		0.05%		01/04/16	7,000,000	7,000,000
AUSTIN TX (CITY OF)
REV UTILITY (AUSTIN COMBINED UTILITY SYSTEM) SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.03%		01/05/16	12,685,000	12,685,000
REV UTILITY (AUSTIN COMBINED UTILITY SYSTEM) SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		01/07/16	10,000,000	10,000,000
REV UTILITY (AUSTIN COMBINED UTILITY SYSTEM) SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.07%		02/04/16	13,350,000	13,350,000
AZLE TEX INDPT SCH DIST
GO SERIES 1997B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.30%		02/15/16	150,000	149,943
GO SERIES 1997B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.35%		02/15/16	100,000	99,957
BEAUMONT TEX INDPT SCH DIST
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	300,000	301,320
BIRDVILLE TEX INDPT SCH DIST
GO SERIES 2008-B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		02/15/16	190,000	190,906
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.34%		02/15/16	150,000	149,936
GO SERIES 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	2,060,000	2,064,450
BOERNE TEX INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/01/16	270,000	270,602
BRAZOSPORT TEX INDPT SCH DIST
GO SERIES 2012A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	150,000	150,312
BROWNSVILLE TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	100,000	100,571
BRYAN TEX INDPT SCH DIST
GO SERIES 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	4,280,000	4,289,406
CANYON TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.50%		02/15/16	2,540,000	2,543,961
CARROLLTON TEX FMRS BRH INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.50%		02/15/16	200,000	201,017
CEDAR HILL TEX INDPT SCH DIST
GO SERIES 2013 A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.24%		02/15/16	865,000	864,736
See financial notes    25

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CLEAR CREEK TEX INDPT SCH DIST
GO SERIES 2004A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	250,000	251,415
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	200,000	200,892
COMAL TEX INDPT SCH DIST
GO SERIES 2012A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/16	1,635,000	1,640,182
CONROE TEX INDPT SCH DIST
GO SERIES 2006 (ESCROW)		5.00%		02/15/16	5,635,000	5,667,965
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	125,000	125,693
CRYSTAL CITY TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	385,000	385,754
CYPRESS-FAIRBANKS TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	200,000	201,126
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	100,000	100,567
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	1,820,000	1,828,553
DALLAS AREA RAPID TRANSIT
REV SALES TAX SERIES I		0.07%		02/25/16	12,000,000	12,000,000
REV SALES TAX SERIES I		0.07%		03/03/16	12,500,000	12,500,000
DALLAS TEX
(DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.04%		02/05/16	9,772,000	9,772,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.09%		01/07/16	16,610,000	16,610,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.06%		02/01/16	6,000,000	6,000,000
DALLAS TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		02/15/16	1,225,000	1,232,462
GO SERIES 2010 B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	175,000	175,991
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	525,000	527,373
DECATUR TEX INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	150,000	153,353
DEER PARK TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		02/15/16	235,000	236,405
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	200,000	200,889
DEL VALLE TEX INDPT SCH DIST
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.38%		02/01/16	1,200,000	1,202,179
DENTON TEX INDPT SCH DIST
GO SERIES 2001 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	150,000	154,268
DRIPPING SPRINGS TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	200,000	200,877
26    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DUNCANVILLE TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.31%		02/15/16	300,000	299,882
EAGLE MTN & SAGINAW TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		08/15/16	500,000	512,125
EDCOUCH ELSA TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	200,000	200,410
EDINBURG TEX CONS INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	1,905,000	1,911,493
FORT BEND TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	1,750,000	1,779,470
FORT WORTH TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	100,000	100,567
FRENSHIP TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.50%		02/15/16	100,000	100,506
GARLAND TEX
SERIES A (LOC: WELLS FARGO BANK NA)		0.08%		03/01/16	14,000,000	14,000,000
GARLAND TEX INDPT SCH DIST
GO SERIES 2011A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.28%		02/15/16	255,000	254,910
GO SERIES 2011A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.29%		02/15/16	1,525,000	1,524,440
GO SERIES 2011A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.33%		02/15/16	100,000	99,958
GO SERIES 2011A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.34%		02/15/16	490,000	489,791
GO SERIES 2011A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.37%		02/15/16	150,000	149,930
GO SERIES 2011A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.44%		02/15/16	125,000	124,931
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	250,000	251,099
GO SERIES 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	5,035,000	5,045,701
GOOSE CREEK TEX CONS INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	250,000	251,414
HALLSVILLE TEX INDPT SCH DIST
GO SERIES 2010A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	385,000	386,729
HARRIS CNTY TEX
REV COUNTY TAX ANTICIPATION NOTE SERIES 2015		1.50%		02/29/16	5,000,000	5,011,386
HARRIS CNTY TEX CULTURAL ED FACS FIN CORP
REV (METHODIST HOSPITALS OF TEXAS) SERIES 2009-C1		0.18%		01/06/16	15,000,000	15,000,000
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C-1		0.12%		03/09/16	37,000,000	37,000,000
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C-1		0.08%		03/17/16	17,384,099	17,384,099
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C1		0.07%		02/17/16	16,250,000	16,250,000
See financial notes    27

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009-C1		0.25%		03/01/16	19,600,000	19,600,000
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009-C1		0.22%		04/05/16	14,000,000	14,000,000
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009C2		0.18%		02/03/16	12,000,000	12,000,000
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009C2		0.22%		04/05/16	26,300,000	26,300,000
HOUSTON AIRPORT SYSTEM
GO SERIES A & B (LOC: ROYAL BANK OF CANADA)		0.12%		02/11/16	15,000,000	15,000,000
HOUSTON CITY OF
GO SERIES 2009A		4.00%		03/01/16	100,000	100,589
GO SERIES 2010 A		5.00%		03/01/16	150,000	151,130
REV CITY SERIES E-1 (LOC: CITIBANK NA)		0.08%		02/04/16	2,000,000	2,000,000
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		1.00%		06/30/16	22,000,000	22,076,848
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	15,000,000	15,126,799
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		2.25%		06/30/16	15,000,000	15,145,297
REV WATER & SEWER (HOUSTON TEX WTR & SWR SYS) SERIES B-4 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.09%		01/14/16	6,450,000	6,450,000
HOUSTON TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	200,000	201,119
GO SERIES 2013 A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	3,600,000	3,616,438
HUMBLE TEX INDPT SCH DIST
GO SERIES 2003 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.15%		06/15/16	100,000	101,247
GO SERIES 2011A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	100,000	100,331
IRVING TEX INDPT SCH DIST
GO SERIES 1997A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.26%		02/15/16	1,000,000	999,679
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		02/15/16	130,000	130,603
GO SERIES 2010A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	180,000	180,806
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.34%		02/15/16	835,000	834,643
JUDSON TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/16	1,460,000	1,465,971
KATY TEX INDPT SCH DIST
GO SERIES 2008C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.50%		02/15/16	150,000	150,582
GO SERIES 2010A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	1,775,000	1,783,013
GO SERIES 2012A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	1,550,000	1,557,286
KELLER TEX INDPT SCH DIST
GO SERIES 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.34%		02/15/16	1,075,000	1,074,540
LA JOYA TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	200,000	201,129
28    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LA PORTE TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	905,000	908,069
LAKE WORTH TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.31%		02/15/16	820,000	819,679
LAMAR TEX CONS INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	125,000	125,713
LAMPASAS TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		02/15/16	585,000	587,783
LEANDER TEX INDPT SCH DIST
GO SERIES 2014 A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	6,145,000	6,324,957
GO SERIES 2014D (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.39%		08/15/16	120,000	119,703
LEVELLAND TEX CONS INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.34%		02/15/16	100,000	99,957
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	600,000	602,654
LEWISVILLE TEX INDPT SCH DIST
GO (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		08/15/16	350,000	358,073
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/16	100,000	101,298
LOS FRESNOS TEX CONS INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	1,985,000	2,018,590
LUBBOCK COOPER TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	335,000	336,079
LUBBOCK TX INDEP SCH DIST
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	185,000	186,054
MANSFIELD TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	1,275,000	1,282,372
MC CAMEY TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	2,360,000	2,365,045
MC KINNEY TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		6.00%		02/15/16	1,475,000	1,485,394
MIDLAND TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	405,000	406,370
MINERAL WELLS TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	500,000	502,829
MISSION CONS INDPT SCH DIST TEX
GO SERIES 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	650,000	651,397
MONTGOMERY CNTY TEX
GO SERIES 2006A (ESCROW)		5.00%		03/01/16	1,000,000	1,007,843
NEW CANEY TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	100,000	100,201
See financial notes    29

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NORTH EAST INDPT SCH DIST TEX
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	110,000	112,942
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG (GTY))		3.00%		08/01/16	150,000	152,267
NORTH FOREST INDPT SCH DIST TEX
GO (HOUSTON TEX INDPT SCH DIST) SERIES 2006B (ESCROW)		5.00%		08/15/16	1,470,000	1,513,024
NORTHSIDE TEX INDPT SCH DIST
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.50%		02/15/16	150,000	150,579
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	1,000,000	1,005,837
GO SERIES 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	470,000	472,083
NORTHWEST TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	1,125,000	1,131,540
PASADENA TEX INDPT SCH DIST
GO SERIES 2012D (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	300,000	301,310
PLANO TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		02/15/16	450,000	452,146
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.75%		02/15/16	100,000	100,653
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	100,000	100,569
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	250,000	251,421
GO SERIES 2012 A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	200,000	200,403
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	125,000	125,716
PORT NECHES-GROVES TEX INDPT SCH DIST
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	100,000	100,446
PROSPER TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	150,000	150,284
RAYMONDVILLE TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	200,000	200,415
RICHARDSON TEX INDPT SCH DIST
GO SERIES 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	250,000	251,098
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	100,000	100,435
RIO GRANDE CITY TEX CONS INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	100,000	100,989
RIO HONDO TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	140,000	140,282
ROCKWALL TEX INDPT SCH DIST
GO SERIES 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.36%		02/15/16	100,000	99,955
30    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROUND ROCK TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	125,000	128,334
SAN ANTONIO TEX INDPT SCH DIST
GO SERIES A (LOC: ROYAL BANK OF CANADA)		0.05%		01/15/16	2,600,000	2,600,000
SERIES A (LIQ: ROYAL BANK OF CANADA)		0.05%		01/05/16	5,250,000	5,250,000
SAN ANTONIO TX
(SAN ANTONIO TEX ELECTRIC & GAS) SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.06%		01/05/16	16,500,000	16,500,000
(SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		01/14/16	3,700,000	3,700,000
(SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		02/02/16	4,000,000	4,000,000
GO SERIES 2015		1.50%		02/01/16	1,245,000	1,246,368
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2006B		5.00%		02/01/16	790,000	793,127
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2008A		5.50%		02/01/16	4,155,000	4,173,525
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2009A		5.00%		02/01/16	100,000	100,393
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2011		5.00%		02/01/16	2,625,000	2,635,630
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.09%		01/06/16	21,460,000	21,460,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.09%		01/07/16	11,540,000	11,540,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.09%		01/06/16	16,750,000	16,750,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.09%		01/07/16	2,500,000	2,500,000
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES 2007		5.50%		05/15/16	400,000	407,601
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES 2009		4.00%		05/15/16	500,000	506,734
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.08%		02/04/16	15,000,000	15,000,000
SAN BENITO TEX CONS INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.50%		02/15/16	190,000	190,723
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	375,000	376,677
SEMINOLE TEX INDPT SCH DIST
GO SERIES 2007A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	900,000	905,148
SHERMAN TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	700,000	702,228
SOCORRO TEX INDPT SCH DIST
GO SERIES 2006 A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	200,000	205,691
SOUTHWEST TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/01/16	300,000	300,687
SPRING BRANCH TEX INDPT SCH DIST
GO SERIES 2015B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/01/16	3,205,000	3,210,068
See financial notes    31

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
STANTON TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	200,000	200,640
TEXAS A & M UNIVERSITY
REV UNIVERSITY SERIES 2013A		4.00%		05/15/16	3,250,000	3,294,638
TEXAS ST PUB FIN AUTH
(TEXAS STATE OF) SERIES 2003		0.03%		01/06/16	13,339,000	13,339,000
TEXAS STATE OF
GO SERIES 2006 (ESCROW)		5.00%		04/01/16	2,000,000	2,023,410
GO SERIES 2013 A		4.00%		08/01/16	7,010,000	7,159,271
TEXAS TECH UNIV
GO SERIES 2012A		0.06%		02/04/16	10,966,000	10,966,000
TEXAS TRANSPORTATION COMMISSION
GO (ESCROW)		5.00%		04/01/16	3,000,000	3,036,010
GO (TEXAS STATE OF) SERIES 2006		5.00%		04/01/16	750,000	758,668
GO (TEXAS STATE OF) SERIES 2010B		5.00%		04/01/16	480,000	485,558
GO (TEXAS STATE OF) SERIES 2014		5.00%		04/01/16	5,300,000	5,363,543
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2006		5.00%		04/01/16	480,000	485,558
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2006 A		4.50%		04/01/16	1,120,000	1,131,766
TYLER TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	100,000	100,568
UNIVERSITY OF TEXAS SYSTEM
GO SERIES A		0.04%		01/07/16	8,500,000	8,500,000
GO SERIES A		0.07%		01/07/16	10,000,000	10,000,000
GO SERIES A		0.06%		02/05/16	23,505,000	23,505,000
REV UNIVERSITY SERIES 2006 D		5.00%		08/15/16	115,000	118,310
REV UNIVERSITY SERIES 2010A		5.00%		08/15/16	100,000	102,845
REV UNIVERSITY SERIES A		0.04%		01/06/16	13,384,000	13,384,000
REV UNIVERSITY SERIES A		0.05%		02/09/16	17,000,000	17,000,000
SERIES A		0.08%		02/04/16	13,700,000	13,700,000
SERIES A		0.06%		02/08/16	15,000,000	15,000,000
SERIES A		0.05%		02/10/16	25,000,000	25,000,000
SERIES A		0.07%		03/02/16	21,454,000	21,454,000
UVALDE TEX CONS INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	870,000	893,053
VEGA TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.50%		02/15/16	1,010,000	1,011,503
VICTORIA TEX INDPT SCH DIST
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.50%		02/15/16	220,000	221,117
WARREN TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	100,000	100,445
WEST RUSK TEX CONS INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.36%		02/15/16	100,000	99,955
WYLIE TEX INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.37%		08/15/16	255,000	254,414
						754,102,807
32    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utah 0.3%
INTERMOUNTAIN PWR AGY UTAH
REV POWER SERIES B-1&B-2 (LIQ: JPMORGAN CHASE BANK NA)		0.06%		03/02/16	15,500,000	15,500,000
REV POWER SERIES B-1&B-2 (LIQ: JPMORGAN CHASE BANK NA)		0.07%		03/02/16	24,860,000	24,860,000
						40,360,000
Virginia 0.5%
METROPOLITAN WASHINGTON AIRPORTS AUTHORITY
REV TRANSPORTATION		5.00%		10/01/16	4,200,000	4,346,198
REV TRANSPORTATION SERIES 2010-A		5.00%		10/01/16	175,000	181,006
REV TRANSPORTATION SERIES 2010-B		5.00%		10/01/16	3,065,000	3,171,023
REV TRANSPORTATION SERIES 2012 B		4.00%		10/01/16	100,000	102,650
REV TRANSPORTATION SERIES 2014A		5.00%		10/01/16	3,425,000	3,538,653
SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.03%		01/04/16	10,000,000	10,000,000
SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.06%		02/03/16	10,000,000	10,000,000
SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.06%		02/04/16	5,000,000	5,000,000
SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.06%		02/05/16	15,000,000	15,000,000
VIRGINIA COMMONWEALTH OF
GO SERIES 2015A		2.00%		06/01/16	580,000	584,077
VIRGINIA COMWLTH TRANSN BRD
REV TRANSPORTATION (VIRGINIA COMMONWEALTH OF) SERIES 2011		5.00%		05/15/16	12,170,000	12,379,894
VIRGINIA ST HSG DEV AUTH
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 07 A A-3		4.55%		01/01/16	2,100,000	2,100,000
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 2007A-4		4.05%		04/01/16	1,500,000	1,513,779
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 2007A-5		4.60%		07/01/16	175,000	178,379
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 2012 C-3		0.95%		04/01/16	475,000	475,661
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 2012B		1.10%		07/01/16	1,500,000	1,504,085
REV HOUS SINGL SERIES 2010B		2.45%		09/01/16	145,000	146,825
						70,222,230
Washington 0.8%
CENTRAL PUGET SOUND REGIONAL TRANSPORTATION AUTHORITY WA
REV TRANSPORTATION SERIES 1999		5.25%		02/01/16	260,000	261,075
REV TRANSPORTATION SERIES 2009P-1		5.00%		02/01/16	5,960,000	5,984,039
CLARK CNTY WASH SCH DIST NO 114 EVERGREEN
GO SERIES 2010B (GTY: STATE OF WASHINGTON)		2.00%		06/01/16	100,000	100,647
GO SERIES 2011 (GTY: STATE OF WASHINGTON)		2.50%		06/01/16	710,000	716,100
KING CNTY WASH
GO SERIES 2009		5.00%		01/01/16	3,160,000	3,160,000
GO SERIES 2010A		5.00%		06/01/16	340,000	346,461
GO SERIES 2011		4.00%		06/01/16	175,000	177,640
REV (KING CNTY WASH SWR REV) SERIES 2011B		5.00%		01/01/16	700,000	700,000
KING CNTY WASH SCH DIST NO 414 LAKE WASHINGTON
GO SERIES 2015 (GTY: STATE OF WASHINGTON)		4.00%		06/01/16	6,795,000	6,898,520
See financial notes    33

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KING CNTY WASH SCH DIST NO 415 KENT
GO SERIES 2001B (GTY: STATE OF WASHINGTON)		5.50%		06/01/16	350,000	357,275
KITSAP CNTY WASH SCH DIST NO 400 NORTH KITSAP
GO SERIES 2011 (GTY: STATE OF WASHINGTON)		5.00%		06/01/16	200,000	203,814
PIERCE CNTY WASH SCH DIST NO 403 BETHEL
GO SERIES 2014 (GTY: STATE OF WASHINGTON)		3.00%		06/01/16	500,000	505,441
PORT TACOMA WASH
SERIES 2002 B (LOC: BANK OF AMERICA NA)		0.08%		01/19/16	75,000,000	75,000,000
SEATTLE WASHINGTON PORT OF
REV TRANSPORTATION SERIES 2010 C		5.00%		02/01/16	2,000,000	2,007,933
REV TRANSPORTATION SERIES 2011B		5.00%		09/01/16	1,000,000	1,030,552
STATE OF WASHINGTON
GO SERIES 1998C		5.50%		07/01/16	140,000	143,551
GO SERIES 2000S-5		0.23%		01/01/16	1,400,000	1,400,000
GO SERIES 2005C		0.47%		06/01/16	200,000	199,603
GO SERIES 2006D		5.00%		01/01/16	100,000	100,000
GO SERIES 2007C		5.00%		01/01/16	105,000	105,000
GO SERIES 2008B		5.00%		07/01/16	155,000	158,402
GO SERIES 2009C		5.00%		02/01/16	225,000	225,881
GO SERIES 2009E		5.00%		02/01/16	155,000	155,600
GO SERIES R-2010A		5.00%		01/01/16	355,000	355,000
GO SERIES R-2010B		5.00%		01/01/16	1,630,000	1,630,000
GO SERIES R-2011A		5.00%		01/01/16	650,000	650,000
GO SERIES R-2012A		5.00%		07/01/16	100,000	102,311
GO SERIES R-2013A		5.00%		07/01/16	6,000,000	6,139,156
REV LEASE REV SERIES 2010D		4.00%		01/01/16	100,000	100,000
REV SPECIAL TAX SERIES 2007D		4.50%		01/01/16	115,000	115,000
REV SPECIAL TAX SERIES 2008D		5.00%		01/01/16	395,000	395,000
REV STATE SERIES 2009B		5.00%		07/01/16	100,000	102,307
REV TRANSPORTATION SERIES 2006E		5.00%		01/01/16	210,000	210,000
						109,736,308
Wisconsin 0.6%
WISCONSIN ST HEALTH & EDL FACS AUTH
(AURORA HEALTH CARE) SERIES 2008B (LOC: JPMORGAN CHASE BANK NA)		0.17%		05/04/16	33,500,000	33,500,000
GO (AURORA HEALTH CARE) SERIES 2008B (LOC: JPMORGAN CHASE BANK NA)		0.09%		03/03/16	10,000,000	10,000,000
REV HEALTHCARE (AURORA HEALTH CARE) SERIES 2010 C (LOC: BANK OF AMERICA NA)		0.09%		02/04/16	34,865,000	34,865,000
WISCONSIN STATE OF
GO SERIES 2006A (ESCROW)		5.00%		05/01/16	1,600,000	1,624,692
GO SERIES 2011 SER		4.00%		11/01/16	100,000	102,901
GO SERIES 2012-1		4.00%		05/01/16	250,000	253,009
GO SERIES 2014-2		4.00%		05/01/16	700,000	708,807
GO SERIES 2014-2		5.00%		05/01/16	1,000,000	1,015,921
						82,070,330
Total Fixed-Rate Securities
(Cost $3,855,705,298)						3,855,705,298

34    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Securities 64.4% of net assets
Alabama 2.6%
ALABAMA HSG FIN AUTH
REV HOUS SINGL SERIES 2006 D&F (LIQ: CITIBANK NA)	a	0.11%		01/07/16	5,220,000	5,220,000
REV MULTI FAM HOUSING (CHAPELRIDGE OF GARDENDALE LP) SERIES 2005 E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.07%		01/07/16	11,000,000	11,000,000
REV MULTI FAM HOUSING (SHELBY HALL APARTMENTS LTD) SERIES 2005 F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.07%		01/07/16	10,550,000	10,550,000
ALABAMA ST MUN FDG CORP
REV PUBLIC SERVICES SERIES 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.04%		01/07/16	15,225,000	15,225,000
REV PUBLIC SERVICES SERIES 2008 A - (LOC: US BANK NATIONAL ASSOCIATION)		0.04%		01/07/16	3,665,000	3,665,000
ALABAMA STATE OF
GO SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	11,695,000	11,695,000
BIRMINGHAM ALA INDL DEV BRD
REV IDB & PCR (CULTON PROPERTIES LLC) SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.08%		01/07/16	1,745,000	1,745,000
BIRMINGHAM ALA WTRWKS BRD
GO SERIES 2015A (LIQ: ROYAL BANK OF CANADA)	a	0.08%		01/07/16	20,000,000	20,000,000
COLUMBIA ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 2014D		0.05%		01/07/16	17,500,000	17,500,000
HOOVER ALA
GO SERIES 2007 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	11,715,000	11,715,000
MILLPORT ALA INDL DEV AUTH
REV IDB & PCR (STEEL DUST RECYCLING) SERIES 2007 (LOC: COMERICA BANK)		0.05%		01/07/16	4,790,000	4,790,000
REV IDB & PCR (STEEL DUST RECYCLING) SERIES 2011 (LOC: CITIBANK NA)		0.05%		01/07/16	10,000,000	10,000,000
MOBILE ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 1993-A		0.06%		01/07/16	12,100,000	12,100,000
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 2007C		0.06%		01/07/16	7,550,000	7,550,000
REV POWER (ALABAMA POWER COMPANY) SERIES 2001B		0.02%		01/04/16	2,750,000	2,750,000
MOBILE CNTY ALA INDL DEV AUTH
REV IDB & PCR (SSAB ALBAMA INC) SERIES 2010 A (LOC: SWEDBANK AB)		0.02%		01/07/16	30,000,000	30,000,000
REV IDB & PCR (SSAB ALBAMA INC) SERIES 2010 B (LOC: SWEDBANK AB)		0.02%		01/07/16	40,000,000	40,000,000
MONTGOMERY ALA DOWNTOWN REDEV AUTH
REV EDUCATIONAL INSTITUTION (SOUTHERN POVERTY LAW CENTER INC) SERIES 2013		0.03%		01/07/16	15,000,000	15,000,000
TUSCALOOSA CNTY ALA INDL DEV AUTH
REV IDB & PCR (HUNT REFINING CO) SERIES 2008C (LOC: BANK OF NOVA SCOTIA)		0.01%		01/07/16	27,000,000	27,000,000
UNIVERSITY OF ALABAMA AT BIRMINGHAM
REV UNIVERSITY SERIES 2012B (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	9,750,000	9,750,000
UNIVERSITY SOUTH ALA
REV UNIVERSITY SERIES 2006 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	37,620,000	37,620,000
See financial notes    35

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WEST JEFFERSON ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 1998		0.06%		01/07/16	35,000,000	35,000,000
REV WASTE/POLLUTION (ALABAMA POWER COMPANY) SERIES 2008		0.02%		01/04/16	2,890,000	2,890,000
						342,765,000
Alaska 0.5%
ALASKA HOUSING FINANCE CORP
REV HOUS SINGL SERIES 2002-A (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/04/16	31,690,000	31,690,000
REV STATE SERIES 2006A (ESCROW) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	26,925,000	26,925,000
ALASKA STUDENT LOAN CORP
REV STUDENT LOANS SERIES 2012B-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.05%		01/07/16	13,580,000	13,580,000
						72,195,000
Arizona 0.3%
ARIZONA HEALTH FAC AUTH
REV HOSPITAL (BANNER HEALTH) SERIES 2015B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	9,000,000	9,000,000
REV HOSPITAL (DIGNITY HEALTH) SERIES 2008 B (LOC: BARCLAYS BANK PLC)		0.01%		01/07/16	10,875,000	10,875,000
MARICOPA CNTY ARIZ INDL DEV AUTH
REV HEALTHCARE (CHRISTIAN CARE RETIREMENT APARTMENTS INC) SERIES 2005 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	3,250,000	3,250,000
REV IDB & PCR SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	9,430,000	9,430,000
REV WASTE/POLLUTION (MICHAEL PYLMAN DAIRY LLC) SERIES 2005 (LOC: COBANK ACB)		0.05%		01/07/16	6,750,000	6,750,000
PHOENIX ARIZ INDL DEV AUTH
REV HOSPITAL (MAYO CLINIC ROCHESTER MN) SERIES 2014B (LIQ: WELLS FARGO BANK NA)		0.01%		01/04/16	1,600,000	1,600,000
						40,905,000
Arkansas 0.1%
PULASKI CNTY ARK PUB FACS BRD
REV MULTI FAM HOUSING (BAILEY PROPERTIES LLC) SERIES 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	6,810,000	6,810,000
REV MULTI FAM HOUSING SERIES 2005 (LOC: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	5,680,000	5,680,000
						12,490,000
California 1.1%
ALAMEDA CNTY CALIF INDL DEV AUTH
REV IDB & PCR (GOLDEN WEST PAPER CONVERTING CORP) SERIES 2008A (LOC: BANK OF THE WEST)		0.08%		01/07/16	3,315,000	3,315,000
REV IDB & PCR (HEAT & CTL INC) SERIES 1995A (LOC: COMERICA BANK)		0.04%		01/07/16	2,600,000	2,600,000
CALIF PCFA - PG&E
REV WASTE/POLLUTION (MARBORG INDUSTRIES) SERIES 2002 (LOC: MUFG UNION BANK NA)		0.06%		01/07/16	1,700,000	1,700,000
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (CALIFORNIA INSTITUTE OF TECHNOLOGY) SERIES 2009 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	3,300,000	3,300,000
36    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CALIFORNIA POLLUTION CTL FING AUTH
REV IDB & PCR (HILMAR CHEESE CO INC) SERIES 2010 (LOC: COBANK ACB)		0.02%		01/07/16	4,410,000	4,410,000
REV WASTE/POLLUTION (EDCO DISPOSAL CORP) SERIES 2004 A (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	1,370,000	1,370,000
REV WASTE/POLLUTION (GARAVENTA ENTERPRISES) SERIES 2008A (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	2,500,000	2,500,000
REV WASTE/POLLUTION (SANTA CLARA VALLEY INDUSTRIES) SERIES 1998 A (LOC: COMERICA BANK)		0.08%		01/07/16	105,000	105,000
CALIFORNIA ST
GO SERIES 2006 (LOC: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	13,610,000	13,610,000
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
REV MULTI FAM HOUSING (KDF GLEN HAVEN L P) SERIES 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	7,000,000	7,000,000
CONTRA COSTA CNTY CALIF
REV MULTI FAM HOUSING SERIES 1987-A (LOC: BANK OF AMERICA NA)		0.15%		01/07/16	3,900,000	3,900,000
DELANO CALIF
REV LEASE REV (CENTRAL CALIFORNIA FOUNDATION FOR HEALTH) SERIES 2006 (LOC: COMERICA BANK)		0.12%		01/07/16	7,740,000	7,740,000
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
REV WATER & SEWER SERIES 2005A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	20,830,000	20,830,000
REV WATER & SEWER SERIES 2012A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	6,600,000	6,600,000
FOOTHILL-DE ANZA CALIF CMNTY COLLEGE DIST
GO SERIES A (LIQ: DEUTSCHE BANK AG)	a	0.07%		01/07/16	10,832,000	10,832,000
HUNTINGTON PK CALIF REDEV AGY
REV MULTI FAM HOUSING (RITA PARTNERS LP) SERIES 1994-A (LOC: WELLS FARGO BANK NA)		0.04%		01/07/16	4,600,000	4,600,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
REV WATER & SEWER SERIES 2009A-2		0.21%	01/07/16	08/30/16	2,000,000	2,000,000
REV WATER & SEWER SERIES 2013 D	b	0.01%		01/07/16	5,000,000	5,000,000
NEWPORT-MESA CALIF UNI SCH DIST
GO SERIES 2007 (LIQ: DEUTSCHE BANK AG)	a	0.09%		01/07/16	10,000,000	10,000,000
SAN FRANCISCO CALIF BAY AREA RAPID TRAN DIST
GO SERIES 2007B (LIQ: CITIBANK NA)	a	0.02%		01/07/16	9,900,000	9,900,000
SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN
REV TRANSPORTATION SERIES 2011C (LOC: WELLS FARGO BANK NA)	a	0.08%		01/07/16	13,015,000	13,015,000
SAN JOSE CALIF
REV MULTI FAM HOUSING (CINNABAR COMMONS LP) SERIES 2003 C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	8,500,000	8,500,000
SAN MATEO CNTY CALIF CMNTY COLLEGE DIST
GO SERIES 2005B (LIQ: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	735,000	735,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
REV POWER SERIES 2009-2 (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	595,000	595,000
						144,157,000
Colorado 2.2%
BROOMFIELD COLO URBAN RENEWAL AUTH
REV SPECIAL TAX SERIES 2005 (LOC: BNP PARIBAS SA)		0.07%		01/07/16	19,875,000	19,875,000
See financial notes    37

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLORADO HEALTH FACS AUTH REV
REV HOSPITAL (SISTERS OF CHARITY OF LEAVENWORTH HLTH SVCS CORP) SERIES 2013A (LIQ: CITIBANK NA)	a	0.03%		01/07/16	3,700,000	3,700,000
REV HOSPITAL (SISTERS OF CHARITY OF LEAVENWORTH HLTH SVCS CORP) SERIES 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	15,500,000	15,500,000
COLORADO HOUSING & FINANCE AUTHORITY
REV HOUS SINGL SERIES 2002 C-3 (LIQ: BANK OF AMERICA NA)		0.02%		01/07/16	5,545,000	5,545,000
REV HOUS SINGL SERIES 2006 A3 (LIQ: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	24,535,000	24,535,000
REV HOUS SINGL SERIES 2007 B-3 (LIQ: ROYAL BANK OF CANADA)		0.03%		01/07/16	20,000,000	20,000,000
REV HOUS SINGL SERIES 2007A-2 (LIQ: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	7,900,000	7,900,000
REV HOUS SINGL SERIES 2013B (LIQ: ROYAL BANK OF CANADA)		0.03%		01/07/16	17,200,000	17,200,000
COLORADO SPRINGS COLO
REV UTILITY (COLORADO SPRINGS COLO UTILS) SERIES 2005 A (LIQ: MIZUHO BANK LTD)		0.01%		01/07/16	22,110,000	22,110,000
REV WATER & SEWER (COLORADO SPRINGS COLO UTILS) SERIES 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	6,875,000	6,875,000
COLORADO SPRINGS COLO UTILS
REV UTILITY SERIES 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.03%		01/07/16	14,000,000	14,000,000
DAWSON RIDGE MET DIST NO 1 COLO
GO SERIES 1992A (ESCROW) (LIQ: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	10,470,000	10,470,000
DENVER COLO CITY & CNTY
GO (DENVER DEPARTMENT OF AVIATION CO) SERIES 2008C2&C3 (LOC: ROYAL BANK OF CANADA)	a,c	0.03%		01/07/16	112,990,000	112,990,000
MIDCITIES MET DIST NO 1 COLO
REV SALES TAX SERIES 2004B (LOC: BNP PARIBAS SA)		0.11%		01/07/16	10,000,000	10,000,000
						290,700,000
Connecticut 0.2%
CONNECTICUT ST HEALTH & EDL FACS A
REV UNIVERSITY (YALE UNIVERSITY) SERIES 2013A		1.35%		07/21/16	14,150,000	14,227,074
CONNECTICUT ST HSG FIN AUTH
REV HOUS SINGL SERIES 2015C-3 (LIQ: ROYAL BANK OF CANADA)		0.01%		01/07/16	5,500,000	5,500,000
CONNECTICUT STATE OF
GO SERIES 2015C (LIQ: TORONTO-DOMINION BANK/THE)	a	0.02%		01/07/16	2,000,000	2,000,000
						21,727,074
Delaware 0.0%
DELAWARE ST HEALTH FACS AUTH
REV HOSPITAL (CHRISTIANA CARE HLTH SVCS) SERIES 2008A		0.01%		01/04/16	1,055,000	1,055,000
District of Columbia 1.4%
DISTRICT COLUMBIA HSG FIN AGY
REV MULTI FAM HOUSING SERIES 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	4,250,000	4,250,000
REV MULTI FAM HOUSING SERIES 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	5,000,000	5,000,000
38    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DISTRICT OF COLUMBIA (WASHINGTON DC)
GO SERIES 2008E (LIQ: BANK OF AMERICA NA)	a	0.07%		01/07/16	6,030,000	6,030,000
GO SERIES 2014C (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	18,000,000	18,000,000
REV SPECIAL TAX (DISTRICT COLUMBIA INCOME TAX REV) SERIES 2012C (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	4,200,000	4,200,000
REV SPECIAL TAX (DISTRICT COLUMBIA INCOME TAX REV) SERIES 2015 A		0.13%	01/07/16	12/01/16	53,395,000	53,395,000
REV STATE (AMERICAN PSYCHOLOGICAL ASSOC) SERIES 2003 (LOC: BANK OF AMERICA NA)		0.08%		01/07/16	1,930,000	1,930,000
REV UNIVERSITY (AMERICAN UNIVERSITY) SERIES 2006A (LOC: ROYAL BANK OF CANADA)		0.01%		01/07/16	500,000	500,000
REV UNIVERSITY (CATHOLIC UNIVERSITY OF AMERICA) SERIES 2007 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.02%		01/07/16	7,760,000	7,760,000
DISTRICT OF COLUMBIA WTR & SWR AUTH
REV WATER & SEWER SERIES 1998 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	6,200,000	6,200,000
REV WATER & SEWER SERIES 2009A (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	12,155,000	12,155,000
REV WATER & SEWER SERIES 2009A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	9,130,000	9,130,000
REV WATER & SEWER SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	18,025,000	18,025,000
REV WATER & SEWER SERIES 2014 B-1 (LIQ: TD BANK NA)		0.01%		01/07/16	12,125,000	12,125,000
REV WATER & SEWER SERIES 2014B-2 (LIQ: TD BANK NA)		0.01%		01/07/16	3,000,000	3,000,000
REV WATER & SEWER SERIES A		0.14%	02/29/16	08/27/16	17,000,000	17,000,000
						178,700,000
Florida 4.3%
ALACHUA CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING (UNIVERSITY COVE PARTNERS LTD) SERIES 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	6,495,000	6,495,000
BREVARD CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING (WICKHAM CLUB PARTNERS LTD) SERIES 2004 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	3,855,000	3,855,000
BROWARD CNTY FLA
REV TRANSPORTATION SERIES 2008 (LOC: ROYAL BANK OF CANADA)		0.03%		01/07/16	2,200,000	2,200,000
BROWARD CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING (THE PALMS OF DEERFIELD BEACH L P) SERIES 2006 (LOC: CITIBANK NA)		0.04%		01/07/16	3,745,000	3,745,000
COLLIER CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING (BRITTANY BAY PARTNERS LTD) SERIES 2001 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	3,800,000	3,800,000
DUVAL CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING (VESTCOR FUND XVIII LTD) SERIES 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	1,700,000	1,700,000
FLORIDA HSG FIN CORP
REV MULTI FAM HOUSING (BOYNTON BAY LTD) SERIES 2007 I (LOC: CITIBANK NA)		0.04%		01/07/16	1,700,000	1,700,000
REV MULTI FAM HOUSING (BRENTWOOD CLUB ON MILLENIA BLVD PARTNERS LTD) SERIES 2002 A-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	10,545,000	10,545,000
REV MULTI FAM HOUSING (CLEAR HARBOR LTD) SERIES 2007H (LOC: CITIBANK NA)		0.03%		01/07/16	3,195,000	3,195,000
See financial notes    39

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING (HERITAGE POINTE PARTNERS LTD) SERIES 1999I-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	9,730,000	9,730,000
REV MULTI FAM HOUSING (LAKESHORE APT LLC) SERIES 2004 H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	7,600,000	7,600,000
REV MULTI FAM HOUSING (SHA ASSOC LTD) SERIES 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	6,100,000	6,100,000
REV MULTI FAM HOUSING (SHA ASSOCIATES II LTD) SERIES 2006 G (LOC: CITIBANK NA)		0.02%		01/07/16	3,660,000	3,660,000
REV MULTI FAM HOUSING (TIMBERLINE PARTNERS LTD) SERIES 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	5,935,000	5,935,000
REV MULTI FAM HOUSING SERIES 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	5,720,000	5,720,000
FLORIDA ST BRD ED
GO (FLORIDA STATE OF) SERIES 2006B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	43,005,000	43,005,000
GREATER ORLANDO AVIATION AUTH FLA
REV TRANSPORTATION (BERKSHIRE HATHAWAY INC) SERIES 2003A		0.03%		01/07/16	18,285,000	18,285,000
HIGHLANDS CNTY FLA HEALTH FACS AUTH
REV HOSPITAL (ADVENTIST HLTH SYS/SUNBELT) SERIES 2012I-3		0.01%		01/07/16	6,600,000	6,600,000
HILLSBOROUGH CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING (LAKE KATHY LTD) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	20,370,000	20,370,000
REV MULTI FAM HOUSING (MERIDIAN POINTE APTS LTD) SERIES 2005 (LOC: CITIBANK NA)		0.04%		01/07/16	6,285,000	6,285,000
HILLSBOROUGH CNTY FLA INDL DEV AUTH
REV LEASE REV (INDEPENDENT DAY SCHOOL) SERIES 2000 (LOC: BANK OF AMERICA NA)		0.15%		01/07/16	600,000	600,000
HILLSBOROUGH CNTY FLA SCH DIST
REV SCHOOL SERIES 2007 (LOC: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	11,355,000	11,355,000
JACKSONVILLE FLA
REV PUBLIC SERVICES SERIES 2008-A (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	13,990,000	13,990,000
JACKSONVILLE FLA HSG FIN AUTH
REV MULTI FAM HOUSING (SP HARTWOOD LP) SERIES 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.04%		01/07/16	3,635,000	3,635,000
JEA
REV POWER (JEA FL ELEC SYS REV) SERIES THREE 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	5,000,000	5,000,000
MANATEE CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING (CENTRE COURT ON 53RD LTD) SERIES 2000 A (LOC: FEDERAL HOME LOAN BANKS)		0.04%		01/07/16	6,405,000	6,405,000
MIAMI-DADE CNTY FLA
REV TRANSPORTATION SERIES 2014A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	15,000,000	15,000,000
REV TRANSPORTATION SERIES 2014B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.02%		01/07/16	7,000,000	7,000,000
MIAMI-DADE CNTY FLA INDL DEV AUTH
REV TRANSPORTATION (BOEING CO) SERIES 1999 B		0.03%		01/07/16	20,230,000	20,230,000
REV TRANSPORTATION (BOEING CO) SERIES 1999A		0.03%		01/07/16	20,210,000	20,210,000
REV TRANSPORTATION SERIES 2004 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.14%		01/07/16	1,785,000	1,785,000
40    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OCEAN HWY & PORT AUTH FLA
REV TRANSPORTATION (NASSAU TERMINALS INC) SERIES 1990 (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	8,700,000	8,700,000
OKEECHOBEE FLA
REV WASTE/POLLUTION (OKEECHOBEE LANDFILL INC) SERIES 1999 (LOC: WELLS FARGO BANK NA)		0.05%		01/07/16	15,000,000	15,000,000
ORANGE CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING (CHARLESTON CLUB PARTNERS LTD) SERIES 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	10,730,000	10,730,000
REV MULTI FAM HOUSING (CLOVE AT LADY LAKE PARTNERS LTD) SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	8,585,000	8,585,000
REV MULTI FAM HOUSING (LANDINGS ON MILLENIA BLVD PARTNERS) SERIES 2002 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	7,060,000	7,060,000
REV MULTI FAM HOUSING (LEE VISTA CLUB PARTNERS LTD) SERIES 2004 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	13,500,000	13,500,000
REV MULTI FAM HOUSING (SLEEPY HOLLOW APTS LTD) SERIES 2007G (LOC: FEDERAL HOME LOAN BANKS)		0.04%		01/07/16	8,020,000	8,020,000
REV MULTI FAM HOUSING (SLEEPY HOLLOW APTS LTD) SERIES 2007H (LOC: FEDERAL HOME LOAN BANKS)		0.04%		01/07/16	7,410,000	7,410,000
REV MULTI FAM HOUSING SERIES 2002 E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	8,145,000	8,145,000
ORANGE CNTY FLA INDL DEV AUTH
REV SCHOOL SERIES 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.06%		01/07/16	8,355,000	8,355,000
ORLANDO & ORANGE CNTY EXPWY AUTH FLA
REV TRANSPORTATION SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.02%		01/07/16	32,545,000	32,545,000
REV TRANSPORTATION SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.03%		01/07/16	5,000,000	5,000,000
REV TRANSPORTATION SERIES 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	28,190,000	28,190,000
ORLANDO FLA UTILS COMMN
REV POWER SERIES 2008-1 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	18,835,000	18,835,000
PALM BEACH CNTY FLA
REV EDUCATIONAL INSTITUTION (NORTON GALLERY AND SCHOOL OF ART INC) SERIES 1995 (LOC: NORTHERN TRUST COMPANY (THE))		0.02%		01/07/16	2,500,000	2,500,000
PALM BEACH CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2007 (LOC: CITIBANK NA)		0.10%		01/07/16	2,910,000	2,910,000
PALM BEACH CNTY FLA SOLID WASTE AUTH
REV WASTE/POLLUTION SERIES 2009A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.03%		01/07/16	4,545,000	4,545,000
PINELLAS CNTY FLA EDL FACS AUTH
REV UNIVERSITY (BARRY UNIVERSITY) SERIES 2007 (LOC: BANK OF AMERICA NA)		0.04%		01/07/16	7,075,000	7,075,000
PINELLAS CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING (BPA II LTD) SERIES 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	8,045,000	8,045,000
POLK CNTY FLA INDL DEV AUTH
REV IDB & PCR (TREMRON LAKELAND LLC) SERIES 2011 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.07%		01/07/16	295,000	295,000
See financial notes    41

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SOUTH FLORIDA WTR MGMT DIST FLA
REV WATER & SEWER SERIES 2006 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	34,575,000	34,575,000
SOUTH MIAMI FLA HEALTH FACS AUTH
REV HOSPITAL (BAPTIST HEALTH SOUTH FLORIDA INC) SERIES 2007 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	16,500,000	16,500,000
REV HOSPITAL (BAPTIST HEALTH SOUTH FLORIDA INC) SERIES 2007 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	15,000,000	15,000,000
TALLAHASSEE FLA
REV POWER (TALLAHASSEE FLA ENERGY SYS REV) SERIES 2007 (LIQ: CITIBANK NA)	a	0.03%		01/07/16	20,000,000	20,000,000
TAMPA BAY WTR FLA
REV WATER & SEWER SERIES 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
						572,255,000
Georgia 2.1%
ATKINSON CNTY-COFFEE CNTY JT DEV AUTH GA REV
REV IDB & PCR (LANGBOARD INC) SERIES 2008 (LOC: WELLS FARGO BANK NA)		0.05%		01/07/16	11,550,000	11,550,000
ATLANTA GA (CITY OF)
REV WATER & SEWER (ATLANTA GA WTR & WASTEWTR REV) SERIES 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	12,500,000	12,500,000
REV WATER & SEWER (ATLANTA GA WTR & WASTEWTR REV) SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	24,500,000	24,500,000
ATLANTA GA HSG AUTH
REV MULTI FAM HOUSING (EAST LAKE REDEV II LP) SERIES 1999 (LOC: BANK OF AMERICA NA)		0.11%		01/07/16	7,640,000	7,640,000
ATLANTA GA URBAN RESIDENTIAL FIN AUTH
REV MULTI FAM HOUSING (JLC MARIETTA STREET LLC JULIAN LECRAW AND CO) SERIES 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.03%		01/07/16	27,135,000	27,135,000
REV MULTI FAM HOUSING SERIES 1996 (LOC: BANK OF AMERICA NA)		0.11%		01/07/16	5,400,000	5,400,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: BANK OF AMERICA NA)		0.06%		01/07/16	26,885,000	26,885,000
BARTOW CNTY GA DEV AUTH
REV IDB & PCR (VMC SPECIALTY ALLOYS LLC) SERIES 2014 (LOC: COMERICA BANK)		0.09%		01/07/16	3,135,000	3,135,000
COLUMBIA CNTY GA DEV AUTH
REV MULTI FAM HOUSING (WESTWOOD CLUB PARTNERS LTD) SERIES 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	3,385,000	3,385,000
EAST POINT GA HSG AUTH
REV MULTI FAM HOUSING (EAGLES CREST HOUSING PRTN) SERIES 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.07%		01/07/16	12,525,000	12,525,000
REV MULTI FAM HOUSING SERIES 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	10,200,000	10,200,000
FULTON CNTY GA DEV AUTH
REV TRANSPORTATION (BERKSHIRE HATHAWAY INC) SERIES 1999B		0.02%		01/07/16	1,200,000	1,200,000
REV TRANSPORTATION (OBH INC) SERIES 1 (GTY: BERKSHIRE HATHAWAY INC)		0.02%		01/07/16	3,040,000	3,040,000
LAWRENCEVILLE GA HSG AUTH
REV MULTI FAM HOUSING SERIES 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	6,600,000	6,600,000
42    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MAIN STR NAT GAS INC GA GAS PROJ REV
REV UTILITY (ROYAL BANK OF CANADA) SERIES A1 (LOC: ROYAL BANK OF CANADA)		0.07%	01/07/16	06/01/16	35,715,000	35,715,000
REV UTILITY (ROYAL BANK OF CANADA) SERIES A2 (LOC: ROYAL BANK OF CANADA)		0.07%	01/07/16	04/01/16	32,850,000	32,850,000
MARIETTA GA HSG AUTH
REV MULTI FAM HOUSING (WALTON VILLAGE LP) SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.07%		01/07/16	14,300,000	14,300,000
MCDONOUGH GA HSG AUTH
REV MULTI FAM HOUSING (ASHLEY WOODS GA ASSOCIATES LP) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	6,300,000	6,300,000
METROPOLITAN ATLANTA RAPID TRAN AUTH GA
REV SALES TAX SERIES 2007B (LOC: US BANK NATIONAL ASSOCIATION)	a	0.04%		01/07/16	20,215,000	20,215,000
WAYCROSS & WARE CNTY GA DEV AUTH
REV IDB & PCR (RICH PRODUCTS CORPORATION) SERIES 2007 (LOC: BANK OF AMERICA NA)		0.04%		01/07/16	7,500,000	7,500,000
WINDER-BARROW CNTY GA JT DEV AUTH
REV IDB & PCR (PRICE COMPANIES INC) SERIES 2007 (LOC: BANK OF AMERICA NA)		0.14%		01/07/16	5,560,000	5,560,000
WORTH CNTY GA INDL DEV AUTH
REV IDB & PCR (SEABROOK PEANUT COMPANY INC) SERIES 1996-B (LOC: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	2,500,000	2,500,000
						280,635,000
Hawaii 0.2%
HAWAII STATE OF
GO SERIES 2007DJ (ESCROW) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	5,000,000	5,000,000
GO SERIES 2011DZ (LIQ: BANK OF AMERICA NA)	a	0.07%		01/07/16	2,000,000	2,000,000
UNIVERSITY OF HAWAII
REV UNIVERSITY SERIES 2006A (LOC: WELLS FARGO & COMPANY)	a	0.04%		01/07/16	14,825,000	14,825,000
						21,825,000
Idaho 0.1%
CASSIA CNTY IDAHO INDL DEV CORP
REV IDB & PCR (EAST VALLEY CATTLE LLC) SERIES 2006 (LOC: COOPERATIEVE RABOBANK UA)		0.05%		01/07/16	7,000,000	7,000,000
REV IDB & PCR (OAK VALLEY HEIFERS LLC) SERIES 2007 (LOC: COOPERATIEVE RABOBANK UA)		0.05%		01/07/16	1,800,000	1,800,000
IDAHO HEALTH FACILITIES AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013ID		0.13%		03/01/16	6,500,000	6,500,000
						15,300,000
Illinois 4.3%
CAROL STREAM ILL
REV MULTI FAM HOUSING SERIES 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	8,615,000	8,615,000
CHICAGO (CITY OF)
REV WATER & SEWER (CHICAGO IL WATER SYSTEM) SERIES 2004-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.05%		01/07/16	2,910,000	2,910,000
REV WATER & SEWER (CHICAGO IL WATER SYSTEM) SERIES 2004-3 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.05%		01/07/16	2,910,000	2,910,000
See financial notes    43

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CHICAGO ILL MET WTR RECLAMATION DIST
GO SERIES 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a	0.12%		01/07/16	17,865,000	17,865,000
ILLINOIS FINANCE AUTHORITY
REV HEALTHCARE (PRESBYTERIAN HOMES INC) SERIES 1996A (LOC: JPMORGAN CHASE BANK NA)		0.03%		01/07/16	11,800,000	11,800,000
REV HEALTHCARE (REGENCY PARK AT LINCOLNWOOD IL) SERIES 1991B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	8,274,000	8,274,000
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2008C-3B		0.35%		07/21/16	5,245,000	5,245,000
REV HOSPITAL (LITTLE CO OF MARY HOSP HLTH CARE CTRS-IL) SERIES 2008A (LOC: BARCLAYS BANK PLC)		0.01%		01/07/16	9,600,000	9,600,000
REV HOSPITAL (LITTLE CO OF MARY HOSP HLTH CARE CTRS-IL) SERIES 2008B (LOC: BARCLAYS BANK PLC)		0.01%		01/07/16	4,800,000	4,800,000
REV HOSPITAL (NORTHSHORE UNIV HLTHSYS) SERIES 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,000,000	3,000,000
REV HOSPITAL (NORTHWESTERN MEM HOSP) SERIES 2007A-3 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	30,190,000	30,190,000
REV HOSPITAL (NORTHWESTERN MEM HOSP) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	6,000,000	6,000,000
REV HOSPITAL (NORTHWESTERN MEM HOSP) SERIES 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	16,280,000	16,280,000
REV IDB & PCR (A.E. STALEY MANUFACTURING CO) SERIES 1985 (LOC: COOPERATIEVE RABOBANK UA)		0.03%		01/07/16	7,500,000	7,500,000
REV IDB & PCR (BISON GEAR & ENGINEERING CO) SERIES 2010 (LOC: BMO HARRIS BANK NA)		0.02%		01/07/16	5,380,000	5,380,000
REV IDB & PCR (KOREX CORP) SERIES 1990 (LOC: NORTHERN TRUST COMPANY (THE))		0.30%		01/07/16	4,000,000	4,000,000
REV LEASE REV (F C HARRIS PAVILION APT L P) SERIES 1994 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.04%		01/07/16	22,310,000	22,310,000
REV MULTI FAM HOUSING (AUTUMN RIDGE APTS LP) SERIES 2005 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	5,630,000	5,630,000
REV MULTI FAM HOUSING (NEW VISTAS II APARTMENTS) SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	8,500,000	8,500,000
REV MULTI FAM HOUSING (RIVER OAKS PARTNERS) SERIES 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.04%		01/07/16	32,000,000	32,000,000
REV PUBLIC SERVICES (YMCA OF METRO CHICAGO) SERIES 2001 (LOC: BMO HARRIS BANK NA)		0.01%		01/07/16	25,700,000	25,700,000
REV RECREATION/TOURISM (CHICAGO SYMPHONY ORCHESTRA) SERIES 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.01%		01/07/16	28,600,000	28,600,000
REV SCHOOL (FENWICK HIGH SCHOOL IL) SERIES 1997 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	1,750,000	1,750,000
REV SCHOOL (FENWICK HIGH SCHOOL IL) SERIES 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	15,635,000	15,635,000
REV SCHOOL (LAKE FOREST ILL SCH DIST NO 67) SERIES 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.03%		01/07/16	4,000,000	4,000,000
REV SCHOOL (RICHARD H DRIEHAUS MUSEUM IL) SERIES 2005 (LOC: NORTHERN TRUST COMPANY (THE))		0.03%		01/07/16	3,800,000	3,800,000
REV UNIVERSITY (LAKE FOREST COLLEGE) SERIES 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.03%		01/07/16	2,500,000	2,500,000
44    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV UNIVERSITY (NORTHWESTERN UNIVERSITY) SERIES 2004 C		0.01%		01/07/16	22,000,000	22,000,000
REV UNIVERSITY (NORTHWESTERN UNIVERSITY) SERIES 2008-D		0.01%		01/07/16	7,000,000	7,000,000
REV UNIVERSITY (UNIVERSITY OF CHICAGO) SERIES 2013A (LIQ: CREDIT SUISSE AG)	a	0.13%		01/07/16	3,760,000	3,760,000
REV WASTE/POLLUTION (KUUSAKOSKI US LLC) SERIES 2013 (LOC: FIFTH THIRD BANK)		0.12%		01/07/16	4,900,000	4,900,000
REV WASTE/POLLUTION (WASTE MANAGEMENT INC) SERIES 2003 (LOC: WELLS FARGO BANK NA)		0.02%		01/07/16	30,000,000	30,000,000
ILLINOIS HEALTH FACS AUTH
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2003C		0.27%		05/05/16	13,170,000	13,170,000
ILLINOIS HSG DEV AUTH
REV MULTI FAM HOUSING (SPRING CREEK ASSOCIATES II LP) SERIES 2004 (LOC: BANK OF AMERICA NA)		0.24%		01/07/16	5,105,000	5,105,000
ILLINOIS ST TOLL HWY AUTH
REV TRANSPORTATION SERIES 2008 A2 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	33,400,000	33,400,000
REV TRANSPORTATION SERIES 2008A-1a (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	67,940,000	67,940,000
REV TRANSPORTATION SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	10,730,000	10,730,000
REV TRANSPORTATION SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	9,745,000	9,745,000
REV TRANSPORTATION SERIES 2014D (LIQ: ROYAL BANK OF CANADA)	a	0.03%		01/07/16	4,170,000	4,170,000
REV TRANSPORTATION SERIES 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	3,335,000	3,335,000
PALATINE ILL
REV PUBLIC SERVICES SERIES 1998 (LOC: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	5,000,000	5,000,000
REGIONAL TRANSN AUTH ILL
REV SALES TAX SERIES 2002A (LIQ: WELLS FARGO & COMPANY)	a	0.01%		01/07/16	9,120,000	9,120,000
SOUTHWESTERN ILL DEVELOPMENT AUTHORITY
REV IDB & PCR (HOLTEN MEAT INC) SERIES 2004 (LOC: US BANK NATIONAL ASSOCIATION)		0.17%		01/07/16	6,860,000	6,860,000
ST CLAIR CNTY ILL
REV MULTI FAM HOUSING SERIES 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	15,550,000	15,550,000
WILL CNTY ILL CMNTY UNIT SCH DIST NO 365-U VY VIEW
GO SERIES 2005 (LOC: WELLS FARGO & COMPANY)	a	0.03%		01/07/16	18,105,000	18,105,000
						564,684,000
Indiana 1.9%
DEARBORN CNTY IND
REV HOSPITAL (DEARBORN COUNTY HOSPITAL) SERIES 2006 (LOC: FIFTH THIRD BANK)		0.10%		01/07/16	5,840,000	5,840,000
GIBSON CNTY IND
REV IDB & PCR (TOYOTA MOTOR CREDIT CORP) SERIES 1997		0.02%		01/07/16	10,000,000	10,000,000
REV IDB & PCR (TOYOTA MOTOR CREDIT CORP) SERIES 1998		0.02%		01/07/16	10,000,000	10,000,000
REV IDB & PCR (TOYOTA MOTOR CREDIT CORP) SERIES 2001B		0.02%		01/07/16	10,000,000	10,000,000
REV WASTE/POLLUTION (TOYOTA MOTOR CREDIT CORP) SERIES 1999 A		0.02%		01/07/16	10,000,000	10,000,000
See financial notes    45

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV WASTE/POLLUTION (TOYOTA MOTOR CREDIT CORP) SERIES 2000A		0.02%		01/07/16	10,000,000	10,000,000
REV WASTE/POLLUTION (TOYOTA MOTOR CREDIT CORP) SERIES 2001B		0.02%		01/07/16	10,000,000	10,000,000
INDIANA HEALTH & EDL FAC FING AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2006 (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.05%		01/07/16	15,400,000	15,400,000
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2006B1		4.10%		11/03/16	5,000,000	5,153,540
INDIANA HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
REV HOUS SINGL SERIES 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.08%		01/07/16	2,185,000	2,185,000
INDIANA ST FINANCE AUTHORITY
REV HEALTHCARE (INDIANA UNIVERSITY HEALTH) SERIES 2011L&M (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	8,300,000	8,300,000
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2008		0.01%		01/07/16	24,600,000	24,600,000
REV HOSPITAL (FRANCISCAN ALLIANCE INC) SERIES 2009A (LIQ: BANK OF AMERICA NA)	a	0.05%		01/07/16	10,000,000	10,000,000
REV HOSPITAL (FRANCISCAN ALLIANCE INC) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	10,730,000	10,730,000
REV HOSPITAL (INDIANA UNIVERSITY HEALTH) SERIES 2011C (LOC: NORTHERN TRUST COMPANY (THE))		0.01%		01/07/16	9,070,000	9,070,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	16,750,000	16,750,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,500,000	5,500,000
REV IDB & PCR (OHIO VALLEY ELECTRIC CORPORATION) SERIES 2012B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.02%		01/07/16	10,500,000	10,500,000
INDIANAPOLIS IND
REV MULTI FAM HOUSING (NORA PINES PARTNERS L P) SERIES 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	9,075,000	9,075,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	10,000,000	10,000,000
JASPER CNTY IND
REV IDB & PCR SERIES 2002 (LOC: AGRIBANK FCB)		0.02%		01/07/16	5,275,000	5,275,000
LAFAYETTE IND
REV WASTE/POLLUTION (TATE & LYLE INGREDIENTS AMERICAS INC) SERIES 2006 (LOC: COOPERATIEVE RABOBANK UA)		0.04%		01/07/16	24,200,000	24,200,000
MIDDLEBURY IND SCHS BLDG CORP
GO SERIES 2006A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	10,075,000	10,075,000
ROCKPORT IND
REV IDB & PCR (AEP GENERATING CO) SERIES 1995A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	9,500,000	9,500,000
ST JOSEPH CNTY IND
REV IDB & PCR SERIES 1997C (LOC: FEDERAL HOME LOAN BANKS)		0.31%		01/07/16	1,880,000	1,880,000
						254,033,540
Iowa 1.2%
IOWA ST BRD OF REGTS
REV HOSPITAL (UNIVERSITY OF IOWA HOSPITAL) SERIES 2012 (LIQ: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	21,000,000	21,000,000
46    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
IOWA ST FINANCE AUTHORITY
REV HOSPITAL (UNITYPOINT HEALTH (FKA IOWA HEALTH SYSTEM)) SERIES 2013B-2 (LOC: MUFG UNION BANK NA)		0.01%		01/07/16	6,425,000	6,425,000
REV HOUS SINGL (IOWA FINANCE AUTHORITY - 1991 SF RESOLUTION) SERIES 2015 B (LIQ: FEDERAL HOME LOAN BANKS)		0.01%		01/07/16	10,000,000	10,000,000
REV IDB & PCR (CARGILL INC) SERIES 2009A		0.04%		01/07/16	28,095,000	28,095,000
REV IDB & PCR (CARGILL INC) SERIES 2009B		0.04%		01/07/16	20,078,000	20,078,000
REV IDB & PCR (CARGILL INC) SERIES 2012A		0.03%		01/07/16	31,300,000	31,300,000
REV IDB & PCR (HF CHLOR ALKALI LLC) SERIES 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.06%		01/07/16	25,000,000	25,000,000
REV MULTI FAM HOUSING (CCV I LLC) SERIES 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	9,955,000	9,955,000
						151,853,000
Kansas 0.3%
BURLINGTON KANS
REV IDB & PCR (KANSAS CITY POWER & LIGHT COMPANY) SERIES 2007B (LOC: MIZUHO BANK LTD)		0.01%		01/07/16	12,000,000	12,000,000
KANSAS ST DEV FIN AUTH
REV HOSPITAL (SISTERS OF CHARITY OF LEAVENWORTH HLTH SVCS CORP) SERIES 2010A (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	12,715,000	12,715,000
REV MULTI FAM HOUSING (SH APT LLC) SERIES 2004 B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	9,285,000	9,285,000
						34,000,000
Kentucky 0.7%
CARROLL CNTY KY
REV WASTE/POLLUTION (CELOTEX CORP) SERIES 2000 (LOC: BANK OF AMERICA NA)		0.03%		01/07/16	15,790,000	15,790,000
REV WASTE/POLLUTION (KENTUCKY UTILITIES COMPANY) SERIES 2006B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	20,000,000	20,000,000
HOPKINS CNTY KY
REV IDB & PCR (JLOK CORP) SERIES 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.07%		01/07/16	2,000,000	2,000,000
HOPKINSVILLE KY
REV IDB & PCR (NORTHEAST KENTUCKY REGIONAL INDUSTRIAL AUTHORITY INC) SERIES 2013A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.06%		01/07/16	5,000,000	5,000,000
KENTON CNTY KY ARPT BRD
REV TRANSPORTATION (BERKSHIRE HATHAWAY INC) SERIES 2001A		0.02%		01/07/16	4,400,000	4,400,000
KENTUCKY ECONOMIC DEV FIN AUTH
REV HEALTHCARE (CHRISTIAN CARE COMMUNITIES INC OBLIGATED GROUP) SERIES 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.07%		01/07/16	13,700,000	13,700,000
KENTUCKY HIGHER ED STUDENT LN CORP
REV STUDENT LOANS SERIES 2008A-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.01%		01/07/16	12,315,000	12,315,000
REV STUDENT LOANS SERIES 2008A-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.01%		01/07/16	12,425,000	12,425,000
KENTUCKY HSG CORP
REV MULTI FAM HOUSING SERIES 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.07%		01/07/16	3,600,000	3,600,000
See financial notes    47

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RICHMOND KY
REV IDB & PCR (MIKRON INDUSTRIES INC) SERIES 1995 (LOC: BANK OF AMERICA NA)		0.20%		01/07/16	500,000	500,000
						89,730,000
Louisiana 0.6%
ASCENSION PARISH LA INDL DEV BRD INC
REV IDB & PCR (BASF CORP) SERIES 2009		0.04%		01/07/16	15,000,000	15,000,000
EAST BATON ROUGE PARISH LA INC INDL DEV BRD
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2010A		0.01%		01/04/16	8,000,000	8,000,000
LOUISIANA HSG FIN AGY
REV MULTI FAM HOUSING (3980 CAMBRONNE DEV LLC) SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	2,840,000	2,840,000
REV MULTI FAM HOUSING (SUMMIT BELMONT VLG APRTS) SERIES 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	8,510,000	8,510,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.07%		01/07/16	13,680,000	13,680,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.07%		01/07/16	6,400,000	6,400,000
PLAQUEMINES LA PORT HBR & TERM DIST
REV TRANSPORTATION SERIES 1984 B (LOC: WELLS FARGO BANK NA)		0.47%		03/16/16	18,500,000	18,500,000
						72,930,000
Maine 0.1%
DOVER & FOXCROFT ME
REV PUBLIC SERVICES SERIES 2005 (LOC: WELLS FARGO BANK NA)		0.05%		01/07/16	1,510,000	1,510,000
MAINE STATE HOUSING AUTHORITY
REV HOUS SINGL SERIES 2015 (LIQ: CITIBANK NA)		0.02%		01/07/16	15,000,000	15,000,000
						16,510,000
Maryland 1.2%
BALTIMORE MD
REV WATER & SEWER (BALTIMORE WATER SYSTEM) SERIES 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	1,965,000	1,965,000
BLACKROCK MARYLAND MUNICIPAL BOND TRUST
SERIES W-7 (LOC: CITIBANK NA)	a	0.10%		01/07/16	6,200,000	6,200,000
MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION-1997 INDENTURE
REV HOUS SINGL SERIES 2005E, 2006B,F,I&L, 2007D&H (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	5,680,000	5,680,000
MARYLAND HEALTH AND HIGHER EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (JOHNS HOPKINS UNIVERSITY) SERIES 2005A		0.01%		01/07/16	12,920,000	12,920,000
MARYLAND ST CMNTY DEV ADMIN
REV HOUS SINGL SERIES 2006D&2007B (LIQ: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	8,565,000	8,565,000
REV MULTI FAM HOUSING (FORT WASHINGTON MANOR LTD PARTNERSHIP) SERIES 2005 A (LOC: CITIBANK NA)		0.03%		01/07/16	12,330,000	12,330,000
REV MULTI FAM HOUSING (NEW SHAKESPEARE PARK LP) SERIES 2008 B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	7,200,000	7,200,000
48    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING (THE RESIDENCES AT ELLICOTT GARDENS LLC) SERIES 2008 C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	4,675,000	4,675,000
REV MULTI FAM HOUSING SERIES 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	4,750,000	4,750,000
MARYLAND ST INDL DEV FING AUTH
REV IDB & PCR (PAUL REED SMITH GUITARS) SERIES 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	8,555,000	8,555,000
MONTGOMERY CNTY MD
REV HEALTHCARE (TRINITY HEALTH CREDIT GROUP) SERIES 2013MD		0.13%		03/01/16	37,500,000	37,500,000
MONTGOMERY CNTY MD HSG OPPNTYS COMMN
REV HOUSING SERIES 2005-I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	31,650,000	31,650,000
WASHINGTON SUBN SAN DIST MD
GO SERIES B-3 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.01%		01/07/16	20,000,000	20,000,000
						161,990,000
Massachusetts 0.8%
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV SALES TAX SERIES 2008 A-2 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	2,000,000	2,000,000
MASSACHUSETTS BAY TRANSPORTATION AUTHORITY
GO (COMMONWEALTH OF MASSACHUSETTS) SERIES 2000A-1 (LIQ: BARCLAYS BANK PLC)		0.03%		01/07/16	30,000,000	30,000,000
MASSACHUSETTS DEPARTMENT OF TRANSPORTATION
REV TRANSPORTATION (COMMONWEALTH OF MASSACHUSETTS) SERIES 2010A-7 (LIQ: TD BANK NA)		0.01%		01/07/16	7,380,000	7,380,000
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
REV SALES TAX SERIES 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,330,000	3,330,000
MASSACHUSETTS ST DEV FIN AGY
REV HEALTHCARE (SYMMES LIFE CARE INC DBA BROOKHAVEN AT LEXINGTON) SERIES 2005B (LOC: BANK OF AMERICA NA)		0.13%		01/07/16	1,330,000	1,330,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2015O-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,665,000	2,665,000
REV MULTI FAM HOUSING (ASN READING LLC) SERIES 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	12,560,000	12,560,000
REV UNIVERSITY (HARVARD UNIVERSITY) SERIES 2010B2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	1,000,000	1,000,000
MASSACHUSETTS ST HEALTH & EDL FACS AUTH
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,000,000	3,000,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2007E&F (ESCROW) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	14,815,000	14,815,000
MASSACHUSETTS ST HSG FIN AGY
REV HOUS SINGL SERIES 2010B (LIQ: BARCLAYS BANK PLC)	a	0.04%		01/07/16	3,020,000	3,020,000
REV MULTI FAM HOUSING SERIES 2007A&C (LIQ: CITIBANK NA)	a	0.04%		01/07/16	11,235,000	11,235,000
REV MULTI FAM HOUSING SERIES 2010C (LIQ: CITIBANK NA)	a	0.04%		01/07/16	6,200,000	6,200,000
REV MULTI FAM HOUSING SERIES 2013F (LOC: TD BANK NA)		0.02%		01/07/16	13,140,000	13,140,000
						111,675,000
See financial notes    49

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 2.4%
MICHIGAN ST HOSP FIN AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 1999B-3		0.30%		02/03/16	8,900,000	8,908,098
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2005 F		0.01%		01/07/16	2,210,000	2,210,000
MICHIGAN ST HSG DEV AUTH SINGLE
REV HOUS SINGL SERIES 2007 E (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.04%		01/07/16	26,450,000	26,450,000
MICHIGAN ST STRATEGIC FUND
REV PUBLIC SERVICES SERIES 2004 (LOC: COMERICA BANK)		0.02%		01/07/16	10,930,000	10,930,000
REV RECREATION/TOURISM (YMCA GREATER GRAND RAPIDS) SERIES 2005 (LOC: COMERICA BANK)		0.02%		01/07/16	3,685,000	3,685,000
REV WASTE/POLLUTION (MIBELLOON DAIRY LLC) SERIES 2006 (LOC: WELLS FARGO BANK NA)		0.05%		01/07/16	3,000,000	3,000,000
MICHIGAN STATE FINANCE AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013MI-1		0.13%		03/01/16	4,465,000	4,465,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	15,000,000	15,000,000
REV STUDENT LOANS SERIES 22-A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.02%		01/07/16	14,000,000	14,000,000
MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY
GO SERIES 2006D (LIQ: BANK OF AMERICA NA)	a	0.18%		01/07/16	1,830,000	1,830,000
REV HOUSING SERIES 2006D (LIQ: BANK OF AMERICA NA)	a	0.13%		01/07/16	2,880,000	2,880,000
REV MULTI FAM HOUSING SERIES 2000 A (LIQ: JPMORGAN CHASE BANK NA)		0.03%		01/07/16	36,140,000	36,140,000
REV MULTI FAM HOUSING SERIES 2005A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.03%		01/07/16	58,665,000	58,665,000
REV MULTI FAM HOUSING SERIES 2007 C (LIQ: JPMORGAN CHASE BANK NA)		0.03%		01/07/16	32,480,000	32,480,000
REV MULTI FAM HOUSING SERIES 2008C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.02%		01/07/16	13,450,000	13,450,000
REV MULTI FAM HOUSING SERIES 2008D (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.02%		01/07/16	56,105,000	56,105,000
MICHIGAN STATE UNIVERSITY
REV UNIVERSITY SERIES 2000A-1 (LIQ: ROYAL BANK OF CANADA)		0.01%		01/07/16	13,095,000	13,095,000
REV UNIVERSITY SERIES 2005 (LIQ: ROYAL BANK OF CANADA)		0.01%		01/07/16	2,500,000	2,500,000
REGENTS OF THE UNIVERSITY OF MICHIGAN
REV UNIVERSITY SERIES 2015 (LIQ: CITIBANK NA)	a	0.01%		01/07/16	1,300,000	1,300,000
REV UNIVERSITY SERIES J-2		0.07%	02/02/16	08/29/16	13,000,000	13,000,000
						320,093,098
Minnesota 0.5%
EAST GRAND FORKS MINN
REV WASTE/POLLUTION SERIES 2009 (LOC: COBANK ACB)		0.02%		01/07/16	16,110,000	16,110,000
HENNEPIN CNTY MINN HSG & REDEV AUTH
REV MULTI FAM HOUSING (MINNEAPOLIS STONE ARCH PARTNERS LLC) SERIES 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.06%		01/07/16	2,800,000	2,800,000
REV MULTI FAM HOUSING SERIES 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	9,250,000	9,250,000
50    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MINNESOTA ST HSG FIN AGY
REV HOUS SINGL SERIES 2009F (LIQ: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	4,695,000	4,695,000
REV HOUSING SERIES 2003B (LIQ: ROYAL BANK OF CANADA)		0.03%		01/07/16	4,800,000	4,800,000
ROCHESTER MINN
REV HEALTHCARE (MAYO CLINIC ROCHESTER MN) SERIES 2008B (LIQ: NORTHERN TRUST COMPANY (THE))		0.01%		01/07/16	1,600,000	1,600,000
ST LOUIS PARK MINN
REV MULTI FAM HOUSING (WEST SUBURBAN HOUSING PARTNERS VI LP) SERIES 2010A (LOC: WELLS FARGO BANK NA)		0.06%		01/07/16	2,845,000	2,845,000
WESTERN MINN MUN PWR AGY MINN
REV POWER SERIES 2006A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	26,965,000	26,965,000
						69,065,000
Mississippi 0.3%
JACKSON CNTY MISS
REV WATER & SEWER (CHEVRON CORP) SERIES 1994		0.15%		02/01/16	11,840,000	11,840,000
MISSISSIPPI BUSINESS FINANCE CORP
REV IDB & PCR (CENTRAL MISSISSIPPI BAKING CO LLLP) SERIES 2005 (LOC: BANK OF AMERICA NA)		0.15%		01/07/16	2,830,000	2,830,000
MISSISSIPPI DEV BK
REV TRANSPORTATION (MISSISSIPPI STATE OF) SERIES 2012 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	3,200,000	3,200,000
MISSISSIPPI HOME CORP
REV MULTI FAM HOUSING (EDGEWOOD MANOR APT HOMES LLC) SERIES 2008-2 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.07%		01/07/16	5,000,000	5,000,000
REV MULTI FAM HOUSING (SUMMIT WILLIAM BELL APTS LTD) SERIES 2008-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.06%		01/07/16	5,360,000	5,360,000
MISSISSIPPI STATE OF
REV STATE SERIES 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	13,370,000	13,370,000
						41,600,000
Missouri 1.5%
BLUE SPRINGS MO INDL DEV AUTH
REV MULTI FAM HOUSING (AUTUMN PLACE REDEVELOPMENT PARTNERS LP) SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	7,600,000	7,600,000
KANSAS CITY MO INDL DEV AUTH
REV MULTI FAM HOUSING (PEDCOR INVESTMENTS 2005 LXXIII LP) SERIES 2006 (LOC: BANK OF AMERICA NA)		0.06%		01/07/16	9,975,000	9,975,000
REV MULTI FAM HOUSING SERIES 1986 (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	18,400,000	18,400,000
METROPOLITAN ST LOUIS MO SWR DIST
REV WATER & SEWER SERIES 2015B (LIQ: CITIBANK NA)	a	0.02%		01/07/16	2,670,000	2,670,000
REV WATER & SEWER SERIES 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	2,500,000	2,500,000
See financial notes    51

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MISSOURI ST HEALTH & EDL FACS AUTH
REV HEALTHCARE (LUTHERAN SENIOR SERVICES) SERIES 2000 (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	38,015,000	38,015,000
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2008C-4		0.01%		01/07/16	9,665,000	9,665,000
REV HOSPITAL (BJC HEALTH SYSTEM) SERIES 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	16,000,000	16,000,000
ST CHARLES CNTY MO PUB WTR SUPPLY DIST NO 2
REV WATER & SEWER SERIES 2005 (LOC: BANK OF AMERICA NA)		0.03%		01/07/16	7,295,000	7,295,000
ST LOUIS CNTY MO INDL DEV AUTH
REV IDB & PCR (KESSLER CONTAINER) SERIES 1997 A (LOC: BANK OF AMERICA NA)		0.20%		01/07/16	700,000	700,000
REV MULTI FAM HOUSING (GENERAL GRANT EQUITIES LLC) SERIES 2003 (LOC: US BANK NATIONAL ASSOCIATION)		0.03%		01/07/16	16,370,000	16,370,000
REV MULTI FAM HOUSING SERIES 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	7,435,000	7,435,000
REV MULTI FAM HOUSING SERIES 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	4,000,000	4,000,000
REV MULTI FAM HOUSING SERIES 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	c	0.03%		01/07/16	9,500,000	9,500,000
REV MULTI FAM HOUSING SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	18,000,000	18,000,000
REV MULTI FAM HOUSING SERIES 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	20,475,000	20,475,000
WASHINGTON MO INDL DEV AUTH
REV IDB & PCR SERIES 2006-A (LOC: US BANK NATIONAL ASSOCIATION)		0.03%		01/07/16	5,740,000	5,740,000
						194,340,000
Nebraska 0.5%
DOUGLAS CNTY NEB HOSP AUTH NO 3
REV HOSPITAL (NEBRASKA METHODIST HLTH SYSTEMS INC) SERIES 2008 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.03%		01/07/16	5,265,000	5,265,000
NEBRASKA INVESTMENT FINANCE AUTHORITY
REV HOUS SINGL SERIES 2014B (LIQ: FEDERAL HOME LOAN BANKS)		0.01%		01/07/16	17,100,000	17,100,000
REV HOUS SINGL SERIES 2015B (LIQ: FEDERAL HOME LOAN BANKS)		0.01%		01/07/16	17,300,000	17,300,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.04%		01/07/16	8,950,000	8,950,000
WASHINGTON CNTY NEB
REV IDB & PCR (CARGILL INC) SERIES 2010		0.04%		01/07/16	7,000,000	7,000,000
REV IDB & PCR (CARGILL INC) SERIES 2010B		0.04%		01/07/16	10,000,000	10,000,000
						65,615,000
Nevada 1.5%
CLARK CNTY NEV
GO SERIES 2011 (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	9,780,000	9,780,000
REV IDB & PCR (SOUTHWEST GAS CORPORATION) SERIES 2009A (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	11,500,000	11,500,000
REV TRANSPORTATION (CLARK CNTY NEV ARPT) SERIES 2007A2 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	44,740,000	44,740,000
REV TRANSPORTATION (CLARK CNTY NEV ARPT) SERIES 2008 A-2 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.01%		01/07/16	5,900,000	5,900,000
52    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CLARK CNTY NEV SCH DIST
GO SERIES 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	14,630,000	14,630,000
LAS VEGAS NEV
REV RECREATIONAL SERIES 2005 (LOC: BANK OF AMERICA NA)		0.03%		01/07/16	10,975,000	10,975,000
NEVADA HOUSING DIVISION
REV HOUS SINGL (ST ROSE SENIORS) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	14,770,000	14,770,000
REV MULTI FAM HOUSING (CHEYENNE APARTMENTS PPG LIMITED PARTNERSHIP) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	9,465,000	9,465,000
REV MULTI FAM HOUSING SERIES 1999-A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	11,800,000	11,800,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	6,250,000	6,250,000
NEVADA HSG DIV SINGLE FAMILY MTG R
REV MULTI FAM HOUSING (SILVER PINES HOUSING LP) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.08%		01/07/16	11,800,000	11,800,000
RENO NEV
REV HOSPITAL (DIGNITY HEALTH) SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	42,750,000	42,750,000
						194,360,000
New Jersey 0.9%
HUDSON CNTY N J IMPT AUTH
GO SERIES 1986 (LOC: TD BANK NA)		0.01%		01/07/16	5,000,000	5,000,000
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
REV IDB & PCR (MARINA ENERGY LLC) SERIES 2006A (LOC: JPMORGAN CHASE BANK NA)		0.04%		01/07/16	5,465,000	5,465,000
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2005B,2006A&2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	19,400,000	19,400,000
REV WASTE/POLLUTION (ADVANCED DRAINAGE SYSTEMS INC) SERIES 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.07%		01/07/16	2,925,000	2,925,000
NEW JERSEY ST HSG & MTG FIN AGY
REV HOUS SINGL SERIES 2005 R (LIQ: TD BANK NA)		0.02%		01/07/16	3,865,000	3,865,000
REV HOUS SINGL SERIES 2008BB (LIQ: TD BANK NA)		0.01%		01/07/16	11,300,000	11,300,000
REV HOUS SINGL SERIES 2008Z (LIQ: ROYAL BANK OF CANADA)		0.02%		01/07/16	25,905,000	25,905,000
REV MULTI FAM HOUSING SERIES 2013-5 (LOC: CITIBANK NA)		0.01%		01/07/16	17,995,000	17,995,000
NEW JERSEY ST TRANSN TR FD AUTH
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2006C (LOC: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	17,060,000	17,060,000
RUTGERS UNIVERSITY NEW JERSEY
REV UNIVERSITY SERIES 2013L (LIQ: BANK OF AMERICA NA)	a	0.03%		01/07/16	7,100,000	7,100,000
						116,015,000
New Mexico 0.1%
BERNALILLO CNTY N MEX
REV MULTI FAM HOUSING SERIES 2008 (LOC: US BANK NATIONAL ASSOCIATION)		0.11%		01/07/16	7,500,000	7,500,000
See financial notes    53

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York 6.3%
METROPOLITAN TRANS AUTH NY TRANSPORTATION REV
REV TRANSPORTATION SERIES 2005 E-3 (LOC: BANK OF MONTREAL)		0.01%		01/07/16	10,000,000	10,000,000
REV TRANSPORTATION SERIES 2015 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	11,000,000	11,000,000
REV TRANSPORTATION SERIES 2015 (LOC: CITIBANK NA)		0.01%		01/07/16	18,000,000	18,000,000
MONROE SEC & SAFETY SYS LOC DEV NY REV
REV PUBLIC SERVICES SERIES 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.01%		01/07/16	34,795,000	34,795,000
NASSAU HEALTH CARE CORP N Y
REV HOSPITAL SERIES 2009 C-2 (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	8,515,000	8,515,000
NEW ROCHELLE N Y INDL DEV AGY
REV MULTI FAM HOUSING SERIES 2006 (LOC: CITIBANK NA)		0.14%		01/07/16	3,935,000	3,935,000
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 2014AA-3 (LIQ: TD BANK NA)		0.01%		01/04/16	1,000,000	1,000,000
REV WATER & SEWER SERIES 2015BB-3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.01%		01/07/16	6,500,000	6,500,000
REV WATER & SEWER SERIES CC (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	2,500,000	2,500,000
REV WATER & SEWER SERIES FISCAL 2009AA (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	7,295,000	7,295,000
REV WATER & SEWER SERIES FISCAL 2011EE (LIQ: TORONTO-DOMINION BANK/THE)	a	0.02%		01/07/16	6,875,000	6,875,000
REV WATER & SEWER SERIES FISCAL 2012FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	1,905,000	1,905,000
REV WATER & SEWER SERIES FISCAL 2013BB (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	2,250,000	2,250,000
NEW YORK CITY N Y CAP RES CORPREV
REV HEALTHCARE (COBBLE HILL HEALTH) SERIES 2008B-1 (LOC: BANK OF AMERICA NA)		0.08%		01/07/16	19,765,000	19,765,000
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2007S1 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	23,180,000	23,180,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2012S1A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	5,625,000	5,625,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2013S1 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	6,250,000	6,250,000
REV CITY SERIES 2016A5 (LIQ: ROYAL BANK OF CANADA)		0.01%		01/04/16	5,000,000	5,000,000
REV CITY SERIES FISCAL 2012E1 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
REV CITY SERIES FISCAL 2012F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,800,000	6,800,000
REV CITY SERIES FISCAL 2013B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,125,000	3,125,000
REV CITY SERIES FISCAL 2014A1 (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	6,300,000	6,300,000
NEW YORK N Y
GO SERIES 2004 H-3 (LOC: CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM)		0.01%		01/07/16	5,000,000	5,000,000
GO SERIES A1 (LIQ: BARCLAYS BANK PLC)	a	0.02%		01/07/16	5,300,000	5,300,000
GO SERIES FISCAL 2009H1 (LIQ: CITIBANK NA)	a	0.01%		01/07/16	5,000,000	5,000,000
GO SERIES FISCAL 2014I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,500,000	2,500,000
54    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK N Y CITY HSG DEV CORP
REV MULTI FAM HOUSING (BORICUA VLG ASSOCS) SERIES 2007A (LOC: CITIBANK NA)		0.03%		01/07/16	4,250,000	4,250,000
REV MULTI FAM HOUSING (BX PARKVIEW ASSOCS LLC) SERIES 2004 A (LOC: CITIBANK NA)		0.03%		01/07/16	5,935,000	5,935,000
REV MULTI FAM HOUSING (KBF RELATED AMSTERDAM PARTNERS LP) SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	37,400,000	37,400,000
REV MULTI FAM HOUSING (WESTCHESTER INTERVALE LP) SERIES 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	4,000,000	4,000,000
REV MULTI FAM HOUSING (WHITE PLAINS COURTYARD LTD PARTNERSHIP) SERIES 2005 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	4,400,000	4,400,000
REV MULTI FAM HOUSING SERIES 2008A (LOC: MIZUHO BANK LTD)		0.01%		01/07/16	6,070,000	6,070,000
REV MULTI FAM HOUSING SERIES 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,625,000	2,625,000
REV MULTI FAM HOUSING SERIES 2015 F		0.20%		06/30/16	8,000,000	8,000,000
REV MULTI FAM HOUSING SERIES C-3 (LIQ: TD BANK NA)		0.01%		01/07/16	9,200,000	9,200,000
REV MULTI FAM HOUSING SERIES E-3 (LIQ: WELLS FARGO BANK NA)		0.01%		01/07/16	19,520,000	19,520,000
NEW YORK ST ENERGY RESH & DEV
REV POWER (CONSOLIDATED EDISON CO OF NEW YORK INC) SERIES 2005A (LOC: MIZUHO BANK LTD)		0.01%		01/07/16	9,100,000	9,100,000
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (WASTE MANAGEMENT INC) SERIES 2002 B (LOC: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	24,800,000	24,800,000
NEW YORK ST HSG FIN AGY
REV MULTI FAM HOUSING (345 EAST 94TH STREET ASSOCIATES LLC) SERIES 1998 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	11,700,000	11,700,000
REV MULTI FAM HOUSING (42ND AND 10TH ASSOCIATES LLC) SERIES 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	9,795,000	9,795,000
REV MULTI FAM HOUSING (BILTMORE TOWER LLC) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	55,300,000	55,300,000
REV MULTI FAM HOUSING (CLINTON GREEN NORTH LLC) SERIES 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	60,000,000	60,000,000
REV MULTI FAM HOUSING (NAVY PIER COURT) SERIES 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.01%		01/07/16	5,000,000	5,000,000
REV MULTI FAM HOUSING (RIVER PLACE II LLC) SERIES 2008 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	22,245,000	22,245,000
REV MULTI FAM HOUSING SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	20,250,000	20,250,000
REV MULTI FAM HOUSING SERIES 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	26,000,000	26,000,000
REV MULTI FAM HOUSING SERIES 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	22,000,000	22,000,000
REV PHA (TRIBECA POINTE LLC) SERIES 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	18,000,000	18,000,000
NEW YORK ST MTG AGY HOMEOWNER MTG
REV HOUS SINGL SERIES 115 (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	28,950,000	28,950,000
REV HOUS SINGL SERIES 144 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/04/16	7,810,000	7,810,000
See financial notes    55

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOUS SINGL SERIES 147 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	3,000,000	3,000,000
REV HOUS SINGL SERIES 153 (LIQ: BARCLAYS BANK PLC)		0.02%		01/07/16	14,000,000	14,000,000
NEW YORK ST TWY AUTH
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	15,725,000	15,725,000
REV SPECIAL TAX SERIES 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.02%		01/07/16	2,000,000	2,000,000
NEW YORK ST URBAN DEV CORP
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009B1 (LIQ: DEUTSCHE BANK AG)	a	0.03%		01/07/16	5,000,000	5,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	11,600,000	11,600,000
NY ST DORM AUTH
REV SALES TAX (NEW YORK STATE SALES TAX BONDS) SERIES 2015B (LIQ: WELLS FARGO BANK NA)	a	0.01%		01/07/16	2,580,000	2,580,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	4,200,000	4,200,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	14,000,000	14,000,000
REV UNIVERSITY (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2006C (LIQ: CITIBANK NA)	a	0.02%		01/07/16	7,680,000	7,680,000
REV UNIVERSITY (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2006D (LIQ: CITIBANK NA)	a	0.01%		01/07/16	4,545,000	4,545,000
PORT AUTHORITY OF NEW YORK & NEW JERSEY
REV PUBLIC SERVICES SERIES 143rd (LIQ: TORONTO-DOMINION BANK/THE)	a	0.03%		01/07/16	7,875,000	7,875,000
REV TRANSPORTATION SERIES 147th (LIQ: CITIBANK NA)	a	0.04%		01/07/16	36,820,000	36,820,000
REV TRANSPORTATION SERIES 152nd (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	5,555,000	5,555,000
REV TRANSPORTATION SERIES 152nd (LIQ: MORGAN STANLEY BANK NA)	a	0.08%		01/07/16	32,970,000	32,970,000
REV TRANSPORTATION SERIES 152nd (LIQ: TORONTO-DOMINION BANK/THE)	a	0.03%		01/07/16	7,505,000	7,505,000
REV TRANSPORTATION SERIES 169th (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	6,440,000	6,440,000
REV TRANSPORTATION SERIES 172nd (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	3,080,000	3,080,000
REV TRANSPORTATION SERIES 177th (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	1,665,000	1,665,000
REV TRANSPORTATION SERIES 178th (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	1,660,000	1,660,000
REV TRANSPORTATION SERIES 185th (LIQ: CITIBANK NA)	a	0.04%		01/07/16	2,050,000	2,050,000
TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
REV TRANSPORTATION SERIES 2005B-3 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	9,350,000	9,350,000
						835,065,000
North Carolina 0.5%
CHARLOTTE N C
GO SERIES 2003 F (LIQ: BANK OF AMERICA NA)		0.02%		01/07/16	11,485,000	11,485,000
56    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
REV PUBLIC SERVICES (YOUNG MEN CHRISTIAN ASSOC (YMCA)) SERIES 2007 A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.02%		01/07/16	4,215,000	4,215,000
NORTH CAROLINA INFRASTRUCTURE FIN CORP
REV LEASE REV (NORTH CAROLINA STATE OF) SERIES 2007A (LIQ: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	19,000,000	19,000,000
NORTH CAROLINA ST PORTS AUTH
REV IDB & PCR (WILMINGTON BULK LLC) SERIES 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.07%		01/07/16	1,280,000	1,280,000
NORTH CAROLINA STATE OF
GO SERIES 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,750,000	2,750,000
REV STATE SERIES 2014C (LIQ: CITIBANK NA)	a	0.02%		01/07/16	2,800,000	2,800,000
PIEDMONT TRIAD ARPT AUTH N C
REV TRANSPORTATION SERIES 2008B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.04%		01/07/16	1,010,000	1,010,000
RALEIGH N C
REV WATER & SEWER (RALEIGH UTILITIES NC) SERIES 2008A (LIQ: BANK OF AMERICA NA)		0.01%		01/07/16	17,220,000	17,220,000
						59,760,000
North Dakota 0.4%
NORTH DAKOTA ST HSG FIN AGY
REV HOUS SINGL SERIES 2005C (LIQ: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	12,000,000	12,000,000
REV HOUS SINGL SERIES 2009B (LIQ: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	35,525,000	35,525,000
						47,525,000
Ohio 1.2%
COLUMBUS OHIO REGL ARPT AUTH
REV TRANSPORTATION (BERKSHIRE HATHAWAY INC) SERIES 2015A		0.03%		01/07/16	8,100,000	8,100,000
REV TRANSPORTATION (BERKSHIRE HATHAWAY INC) SERIES 2015B		0.03%		01/07/16	4,500,000	4,500,000
FRANKLIN CNTY OHIO
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2011 C		0.05%	01/07/16	06/01/16	7,500,000	7,500,000
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2011D		4.00%		08/01/16	5,120,000	5,228,151
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013OH		0.13%		03/01/16	13,000,000	13,000,000
MARION CNTY OHIO
REV MULTI FAM HOUSING (PEDCOR INVESTMENTS 2005 LXXIII LP) SERIES 2006 (LOC: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	5,165,000	5,165,000
NORTHEAST OHIO REGIONAL SEWER DISTRICT
REV WATER & SEWER SERIES 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.02%		01/07/16	5,000,000	5,000,000
OHIO HOUSING FINANCE AGENCY
REV HOUS SINGL SERIES 2007B (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	39,050,000	39,050,000
REV HOUS SINGL SERIES 2007E (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	26,165,000	26,165,000
OHIO ST AIR QUALITY DEV AUTH
GO (THE ANDERSONS MARATHON ETHANOL LLC PROJ) SERIES 2007 (LOC: COBANK ACB)		0.04%		01/07/16	20,000,000	20,000,000
OHIO ST WTR DEV AUTH
REV WATER & SEWER (TIMKEN COMPANY) SERIES 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.01%		01/07/16	900,000	900,000
See financial notes    57

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OHIO STATE OF
GO SERIES 2006B		0.01%		01/07/16	19,240,000	19,240,000
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,000,000	2,000,000
TOLEDO-LUCAS CNTY OHIO PORT AUTH
REV TRANSPORTATION (BERKSHIRE HATHAWAY INC) SERIES 1998-1		0.02%		01/07/16	3,750,000	3,750,000
						159,598,151
Oklahoma 0.4%
OKLAHOMA TURNPIKE AUTHORITY
REV TRANSPORTATION SERIES 2006B (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	53,130,000	53,130,000
Oregon 0.8%
OREGON ST HEALTH HSG EDL & CULTURAL FACS AUTH
REV HEALTHCARE (ASSUMPTION VILLAGE LLC) SERIES 2001 A (LOC: MUFG UNION BANK NA)		0.03%		01/07/16	2,740,000	2,740,000
OREGON ST HSG & CMNTY SVCS DEPT
REV HOUS SINGL SERIES 2007E (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	30,000,000	30,000,000
REV HOUS SINGL SERIES 2007H (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	30,000,000	30,000,000
REV HOUS SINGL SERIES 2008 C (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	35,000,000	35,000,000
PORTLAND ORE CMNTY COLLEGE DIST
GO SERIES 2013 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	3,835,000	3,835,000
PORTLAND ORE HSG AUTH
REV MULTI FAM HOUSING SERIES 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.04%		01/07/16	7,800,000	7,800,000
						109,375,000
Pennsylvania 2.0%
ALLEGHENY CNTY PA HOSP DEV AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2010B1&B2 (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	10,990,000	10,990,000
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2010C (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	7,995,000	7,995,000
ALLEGHENY CNTY PA INDL DEV AUTH
REV HEALTHCARE (VINCENTIAN COLLABORATIVE SYSTEM FOUNTATION) SERIES 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	3,725,000	3,725,000
CUMBERLAND CNTY PA MUN AUTH
REV HEALTHCARE (DIAKON LUTHERAN SOCIAL MINISTRIES) SERIES 2014 B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.01%		01/07/16	7,335,000	7,335,000
DALLASTOWN PA AREA SCH DIST
GO SERIES 2015		1.25%	01/01/16	04/15/16	7,845,000	7,865,830
GEISINGER AUTH PA
REV HOSPITAL (GEISINGER HLTH SYS) SERIES 2013B (LIQ: TD BANK NA)		0.01%		01/04/16	600,000	600,000
MONTGOMERY CNTY PA REDEV AUTH
REV MULTI FAM HOUSING (KBF ASSC LP) SERIES 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	4,300,000	4,300,000
58    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PENNSYLVANIA HSG FIN AGY
REV HOUS SINGL SERIES 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.02%		01/07/16	18,965,000	18,965,000
REV HOUS SINGL SERIES 2003-77B (LIQ: ROYAL BANK OF CANADA)		0.02%		01/07/16	18,155,000	18,155,000
REV HOUS SINGL SERIES 2003-79B (LIQ: ROYAL BANK OF CANADA)		0.02%		01/07/16	25,580,000	25,580,000
REV HOUS SINGL SERIES 2004-82C (LIQ: ROYAL BANK OF CANADA)		0.02%		01/07/16	19,915,000	19,915,000
REV HOUS SINGL SERIES 2005-88C (LIQ: TD BANK NA)		0.04%		01/07/16	10,000,000	10,000,000
REV HOUS SINGL SERIES 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.02%		01/07/16	8,455,000	8,455,000
REV HOUS SINGL SERIES 2006-93,94&95A, 2007-97&98A (LIQ: MORGAN STANLEY BANK NA)	a	0.08%		01/07/16	1,278,639	1,278,639
REV HOUS SINGL SERIES 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.02%		01/07/16	28,270,000	28,270,000
REV HOUS SINGL SERIES 2006-94B (LIQ: TD BANK NA)		0.04%		01/07/16	26,915,000	26,915,000
REV HOUS SINGL SERIES 2007100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.02%		01/07/16	22,935,000	22,935,000
REV HOUS SINGL SERIES 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	0.06%		01/07/16	500,000	500,000
PENNSYLVANIA STATE UNIVERSITY
REV UNIVERSITY SERIES 2009B		0.29%		06/01/16	17,000,000	17,000,000
PHILADELPHIA PA CITY OF
REV TRANSPORTATION (PHILADELPHIA ARPT SYS) SERIES 2005 C2 (LOC: ROYAL BANK OF CANADA)		0.02%		01/07/16	14,550,000	14,550,000
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2009C (LIQ: WELLS FARGO & COMPANY)	a	0.03%		01/07/16	500,000	500,000
WASHINGTON CNTY PA AUTH
REV UNIVERSITY (UNIVERSITY OF PENNSYLVANIA) SERIES 2004		0.01%		01/07/16	4,220,000	4,220,000
WASHINGTON CNTY PA HOSP AUTH
REV HOSPITAL (WASHINGTON HOSP) SERIES 2008 A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.01%		01/04/16	2,870,000	2,870,000
						262,919,469
Rhode Island 0.1%
RHODE ISLAND HOUSING AND MORTGAGE FINANCE CORP
REV HOUS SINGL SERIES 56A (LIQ: CITIBANK NA)	a	0.05%		01/07/16	7,175,000	7,175,000
REV HOUS SINGL SERIES 56A (LIQ: MORGAN STANLEY BANK NA)	a	0.08%		01/07/16	5,670,000	5,670,000
						12,845,000
South Carolina 0.5%
CHARLESTON EDL EXCELLENCE FING CORP S C
REV SCHOOL (CHARLESTON CNTY S C SCH DIST) SERIES 2013B (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	575,000	575,000
CHARLESTON S C WTRWKS & SWR REV
REV WATER & SEWER SERIES 2015 (LIQ: CITIBANK NA)	a	0.01%		01/07/16	3,000,000	3,000,000
See financial notes    59

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SOUTH CAROLINA JOBS-ECONOMIC DEV AUTH
REV WASTE/POLLUTION (HOLCIM (US) INC) SERIES 2003 (LOC: COMERICA BANK)		0.06%		01/07/16	25,000,000	25,000,000
REV WASTE/POLLUTION (SOUTH CAROLINA ELECTRIC & GAS COMPANY) SERIES 2008 (LOC: TD BANK NA)		0.03%		01/07/16	6,935,000	6,935,000
REV WASTE/POLLUTION (SOUTH CAROLINA GENERATING CO) SERIES 2008 (LOC: TD BANK NA)		0.03%		01/07/16	9,200,000	9,200,000
SOUTH CAROLINA TRAN INFRASTRUCTURE BANK
GO SERIES 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	25,045,000	25,045,000
						69,755,000
South Dakota 0.9%
SOUTH DAKOTA HSG DEV AUTH
REV HOUS SINGL SERIES 2006C (LIQ: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	45,000,000	45,000,000
REV HOUS SINGL SERIES 2007I (LIQ: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	18,000,000	18,000,000
REV HOUS SINGL SERIES 2008C (LIQ: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	50,000,000	50,000,000
REV MULTI FAM HOUSING (HARMONY HEIGHTS ASSOCIATES LLP) SERIES 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	6,100,000	6,100,000
SOUTH DAKOTA VALUE ADDED FIN AUTH
REV WASTE/POLLUTION (LINCOLN LAND LLC) SERIES 2014 (LOC: AGRIBANK FCB)		0.05%		01/07/16	5,500,000	5,500,000
						124,600,000
Tennessee 0.8%
BLOUNT CNTY TENN PUB BLDG AUTH
REV COUNTY SERIES E-6-A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.02%		01/07/16	21,015,000	21,015,000
CHATTANOOGA TENN INDL DEV BRD
REV LEASE REV (CHATTANOOGA TENN) SERIES 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.03%		01/07/16	7,000,000	7,000,000
CLARKSVILLE TENN PUB BLDG AUTH
GO SERIES 1999 (LOC: BANK OF AMERICA NA)	a	0.06%		01/07/16	4,545,000	4,545,000
REV SPECIAL TAX SERIES 1997 (LOC: BANK OF AMERICA NA)		0.06%		01/07/16	1,100,000	1,100,000
GRUNDY CNTY TENN INDL DEV BRD
REV IDB & PCR SERIES 2001 (LOC: COMERICA BANK)		0.11%		01/07/16	800,000	800,000
JACKSON TENN HEALTH EDL & HSG FAC BRD
REV MULTI FAM HOUSING (BURNING TREE TN LP) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	2,000,000	2,000,000
MEMPHIS-SHELBY CNTY TENN SPORTS AUTH INC
REV LEASE REV SERIES 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	12,795,000	12,795,000
MET GOVT NASHVILLE & DAVIDSON CNTY TENN HEALTH & EDL FACS BRD
REV MULTI FAM HOUSING (BURNING TREE TN LP) SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	7,305,000	7,305,000
REV MULTI FAM HOUSING (PEDCOR INVESTMENTS-2006-XCII) SERIES 2006A (LOC: US BANK NATIONAL ASSOCIATION)		0.03%		01/07/16	5,000,000	5,000,000
REV MULTI FAM HOUSING SERIES 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	11,320,000	11,320,000
MONTGOMERY CNTY TENN PUB BLDG AUTH
REV COUNTY SERIES 1995 (LOC: BANK OF AMERICA NA)	a	0.06%		01/07/16	545,000	545,000
REV COUNTY SERIES 1997 (LOC: BANK OF AMERICA NA)		0.06%		01/07/16	9,695,000	9,695,000
60    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SEVIER CNTY TENN PUB BLDG AUTH
REV COUNTY SERIES V-A-1 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.07%		01/07/16	10,580,000	10,580,000
SHELBY CNTY TENN HEALTH EDL & HSG FACS BRD
REV HOSPITAL SERIES 2004B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	7,495,000	7,495,000
REV MULTI FAM HOUSING SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.06%		01/07/16	3,200,000	3,200,000
						104,395,000
Texas 7.5%
ALAMO TEX COMMUNITY COLLEGE DISTRICT
GO SERIES 2012 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	6,670,000	6,670,000
AUSTIN TX (CITY OF)
REV WATER & SEWER (AUSTIN TX WTR & WASTEWATER SYS) SERIES 2008 (LOC: CITIBANK NA)		0.01%		01/07/16	9,695,000	9,695,000
CALHOUN CNTY TEX NAV DIST
REV WASTE/POLLUTION (FORMOSA PLASTICS CORP) SERIES 2000 (LOC: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	12,500,000	12,500,000
REV WASTE/POLLUTION (FORMOSA PLASTICS CORP) SERIES 2006 (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	28,500,000	28,500,000
CALHOUN CNTY TEX NAV INDL DEV AUTH
REV IDB & PCR (FORMOSA PLASTICS CORP) SERIES 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.02%		01/07/16	27,500,000	27,500,000
CALHOUN PORT AUTH
REV IDB & PCR (FORMOSA PLASTICS CORP) SERIES 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.02%		01/07/16	32,300,000	32,300,000
REV WASTE/POLLUTION (FORMOSA PLASTICS CORP) SERIES 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.02%		01/07/16	45,000,000	45,000,000
CAPITAL INDL DEV CORP TEX
REV WASTE/POLLUTION SERIES 2001 (LOC: MUFG UNION BANK NA)		0.07%		01/07/16	7,930,000	7,930,000
CLEAR CREEK TEX INDPT SCH DIST
GO SERIES 2008A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	a	0.07%		01/07/16	5,000,000	5,000,000
COLLIN CNTY TEX HSG FIN CORP
REV MULTI FAM HOUSING SERIES 1996 (LOC: NORTHERN TRUST COMPANY (THE))		0.01%		01/07/16	12,305,000	12,305,000
DALLAM CNTY TEX INDL DEV CORP
REV IDB & PCR SERIES 2015 (LOC: FARM CREDIT BANK OF TEXAS)		0.05%		01/07/16	5,350,000	5,350,000
REV WASTE/POLLUTION (DALHART JERSEY RANCH INC) SERIES 2006 (LOC: COBANK ACB)		0.05%		01/07/16	3,000,000	3,000,000
REV WASTE/POLLUTION (HILMAR CHEESE CO INC) SERIES 2009 (LOC: COBANK ACB)		0.02%		01/07/16	24,500,000	24,500,000
REV WASTE/POLLUTION (HILMAR CHEESE CO INC) SERIES 2010 (LOC: COBANK ACB)		0.02%		01/07/16	20,000,000	20,000,000
DALLAS AREA RAPID TRANSIT
REV SALES TAX SERIES 2008 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	11,440,000	11,440,000
DALLAS FORT WORTH TEX INTL ARPT FAC IMPT CORP REV
REV TRANSPORTATION (BERKSHIRE HATHAWAY INC) SERIES 1999		0.02%		01/07/16	2,000,000	2,000,000
GALVESTON CNTY TEX
REV COUNTY SERIES 2007 (LOC: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	19,205,000	19,205,000
See financial notes    61

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GRAND PARKWAY TRANSPORTATION CORP TEX
REV TRANSPORTATION (TEXAS STATE OF) SERIES 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.03%		01/07/16	11,000,000	11,000,000
REV TRANSPORTATION (TEXAS STATE OF) SERIES 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.02%		01/07/16	35,600,000	35,600,000
GULF COAST WASTE DISP AUTH TEX
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2001B		0.01%		01/04/16	14,600,000	14,600,000
REV WASTE/POLLUTION (EXXON MOBIL CORP) SERIES 2001A		0.01%		01/04/16	3,960,000	3,960,000
HALE CNTY TEX INDL DEV CORP
REV IDB & PCR SERIES 2004 (LOC: WELLS FARGO BANK NA)		0.05%		01/07/16	4,000,000	4,000,000
REV WASTE/POLLUTION SERIES 2003 (LOC: COOPERATIEVE RABOBANK UA)		0.05%		01/07/16	3,000,000	3,000,000
REV WASTE/POLLUTION SERIES 2008 (LOC: COOPERATIEVE RABOBANK UA)		0.05%		01/07/16	5,400,000	5,400,000
HARRIS CNTY TEX CULTURAL ED FACS FIN CORP
REV HOSPITAL (MEMORIAL HERMANN HEALTHCARE SYSTEM) SERIES 2014C		0.01%		01/07/16	17,500,000	17,500,000
HARRIS CNTY TEX HSG FIN CORP
REV MULTI FAM HOUSING (CORNERSTONE VLG APT LP) SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	7,315,000	7,315,000
REV MULTI FAM HOUSING (HOUSTON BAYPOINTE APARTMENTS L P) SERIES 2006 (LOC: CITIBANK NA)		0.03%		01/07/16	12,005,000	12,005,000
HOUSTON CITY OF
REV WATER & SEWER (HOUSTON TEX WTR & SWR SYS) SERIES 1998A (ESCROW) (LOC: WELLS FARGO & COMPANY)	a	0.01%		01/07/16	19,240,000	19,240,000
HOUSTON TEX HIGHER ED FIN CORP
REV UNIVERSITY (RICE UNIVERSITY) SERIES 2013 A (ESCROW)		0.41%	01/07/16	05/16/16	42,505,000	42,556,714
HOUSTON TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	4,995,000	4,995,000
LAVACA-NAVIDAD RIVER AUTH TEX
REV WATER & SEWER (FORMOSA PLASTICS CORP) SERIES 1990 (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	13,600,000	13,600,000
LEANDER TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a	0.02%		01/07/16	4,950,000	4,950,000
LOWER NECHES VALLEY AUTH TEX
REV IDB & PCR (CHEVRON CORP) SERIES 1987		0.15%		02/16/16	23,660,000	23,660,000
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2001B		0.01%		01/04/16	1,275,000	1,275,000
MULESHOE TEX ECONOMIC DEV CORP
REV IDB & PCR SERIES 2005 (LOC: COOPERATIEVE RABOBANK UA)		0.05%		01/07/16	4,570,000	4,570,000
NORTH CENT TEX HEALTH FAC DEV CORP
REV HOSPITAL (CHILDRENS MEDICAL CENTER OF DALLAS) SERIES 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.02%		01/07/16	8,500,000	8,500,000
NORTH TEX MUN WTR DIST TEX
REV WATER & SEWER SERIES 2008 (LIQ: BANK OF AMERICA NA)	a	0.04%		01/07/16	10,000,000	10,000,000
62    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NORTH TEXAS TOLLWAY AUTHORITY
GO (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2011A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	7,715,000	7,715,000
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2011A (LIQ: CITIBANK NA)	a	0.03%		01/07/16	9,940,000	9,940,000
REV TRANSPORTATION SERIES 2008 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,000,000	6,000,000
PORT ARTHUR TEX NAV DIST INDL DEV CORP
REV IDB & PCR (TOTAL SA) SERIES 2011		0.02%		01/07/16	17,000,000	17,000,000
REV IDB & PCR (TOTAL SA) SERIES 2012 B		0.02%		01/07/16	15,000,000	15,000,000
REV IDB & PCR (TOTAL SA) SERIES 2012A		0.02%		01/07/16	30,000,000	30,000,000
PORT HOUSTON AUTH TEX
GO SERIES 2008A (LIQ: JPMORGAN CHASE BANK NA)	a	0.05%		01/07/16	12,610,000	12,610,000
SAN ANTONIO TEX PUB FACS CORP
REV LEASE REV (SAN ANTONIO TX) SERIES 2012 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	10,705,000	10,705,000
REV LEASE REV (SAN ANTONIO TX) SERIES 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	10,000,000	10,000,000
SAN ANTONIO TX
GO SERIES 2006 (LIQ: WELLS FARGO & COMPANY)	a	0.08%		01/07/16	65,000	65,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
SOUTHEAST TEX HSG FIN CORP
REV MULTI FAM HOUSING (HFI PIEDMONT APTS LP) SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	13,035,000	13,035,000
TARRANT CNTY TEX CULTURAL ED FACS FIN CORP
REV HEALTHCARE (TEXAS HEALTH RESOURCES) SERIES 2007A (LIQ: BANK OF AMERICA NA)	a	0.12%		01/07/16	1,125,000	1,125,000
REV HOSPITAL (CHRISTUS HEALTH) SERIES 2008C-1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.01%		01/07/16	8,290,000	8,290,000
REV HOSPITAL (TEXAS HEALTH RESOURCES) SERIES 2007A (LIQ: MORGAN STANLEY BANK NA)	a	0.06%		01/07/16	61,595,000	61,595,000
REV HOSPITAL (TEXAS HEALTH RESOURCES) SERIES 2008-B		0.01%		01/07/16	50,285,000	50,285,000
REV HOSPITAL (TEXAS HEALTH RESOURCES) SERIES 2008C		0.01%		01/07/16	16,000,000	16,000,000
TEXAS ST DEPT HSG & CMNTY AFFAIRS
REV HOUS SINGL SERIES 2007A (LIQ: TEXAS STATE OF)		0.02%		01/07/16	43,500,000	43,500,000
REV HOUSING SERIES 2007B (LIQ: BANK OF AMERICA NA)	a	0.12%		01/07/16	1,565,000	1,565,000
REV MULTI FAM HOUSING SERIES 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.04%		01/07/16	5,460,000	5,460,000
REV MULTI FAM HOUSING SERIES 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	10,890,000	10,890,000
REV MULTI FAM HOUSING SERIES 2006 (LOC: CITIBANK NA)		0.04%		01/07/16	6,515,000	6,515,000
REV MULTI FAM HOUSING SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	4,615,000	4,615,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	10,445,000	10,445,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	8,120,000	8,120,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	12,000,000	12,000,000
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.07%		01/07/16	12,805,000	12,805,000
See financial notes    63

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TEXAS STATE OF
GO SERIES 2011A (LIQ: WELLS FARGO BANK NA)	a	0.08%		01/07/16	17,545,000	17,545,000
GO SERIES 2015B (LIQ: MIZUHO BANK LTD)		0.01%		01/07/16	13,000,000	13,000,000
TEXAS TRANSPORTATION COMMISSION
GO (TEXAS STATE OF) SERIES 2006B (LIQ: STATE STREET BANK AND TRUST COMPANY; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.01%		01/07/16	10,800,000	10,800,000
GO (TEXAS STATE OF) SERIES 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	11,550,000	11,550,000
GO (TEXAS STATE OF) SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,665,000	6,665,000
TEXAS WATER DEV BRD
GO (TEXAS STATE OF) SERIES 2007D (LIQ: DEUTSCHE BANK AG)	a	0.07%		01/07/16	5,800,000	5,800,000
UNIVERSITY OF TEXAS SYSTEM
REV UNIVERSITY SERIES 2007B		0.01%		01/07/16	5,050,000	5,050,000
REV UNIVERSITY SERIES 2012B (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	7,300,000	7,300,000
						988,611,714
Utah 0.4%
CLEARFIELD CITY UTAH
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	12,100,000	12,100,000
LOGAN CITY UTAH
REV IDB & PCR SERIES 2001 (LOC: BANK OF THE WEST)		0.09%		01/07/16	1,200,000	1,200,000
SALT LAKE CNTY UTAH HSG AUTH
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	14,225,000	14,225,000
UTAH CNTY UTAH
REV HOSPITAL (IHC HEALTH SERVICES INC) SERIES 2012 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	7,665,000	7,665,000
UTAH HSG CORP (UTAH ST HSG FIN AGY)
REV MULTI FAM HOUSING (BBP-UT 2 LLC) SERIES 2004A (LOC: CITIBANK NA)		0.04%		01/07/16	9,000,000	9,000,000
UTAH TRANSIT AUTH
REV SALES TAX SERIES 2008A (ESCROW) (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	13,500,000	13,500,000
						57,690,000
Virginia 0.7%
KING GEORGE CNTY VA INDL DEV AUTH
REV IDB & PCR (KING GEORGE LANDFILL INC) SERIES 1996 (LOC: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	3,700,000	3,700,000
METROPOLITAN WASHINGTON AIRPORTS AUTHORITY
REV TRANSPORTATION SERIES 2007B (LIQ: JPMORGAN CHASE BANK NA)	a	0.05%		01/07/16	5,000,000	5,000,000
REV TRANSPORTATION SERIES 2010C-1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.02%		01/07/16	26,825,000	26,825,000
REV TRANSPORTATION SERIES 2010C-2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.01%		01/07/16	9,835,000	9,835,000
REV TRANSPORTATION SERIES 2011A-1 (LOC: ROYAL BANK OF CANADA)		0.02%		01/07/16	15,000,000	15,000,000
64    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV TRANSPORTATION SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.02%		01/07/16	10,000,000	10,000,000
REV TRANSPORTATION SERIES 2011A-3 (LOC: ROYAL BANK OF CANADA)		0.02%		01/07/16	20,000,000	20,000,000
						90,360,000
Washington 3.1%
KING CNTY WASH
REV WATER & SEWER (KING CNTY WASH SWR REV) SERIES 2011B (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	7,785,000	7,785,000
REV WATER & SEWER (KING CNTY WASH SWR REV) SERIES 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	6,950,000	6,950,000
KING CNTY WASH HSG AUTH
REV MULTI FAM HOUSING SERIES 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	11,445,000	11,445,000
REV MULTI FAM HOUSING SERIES 2007 (LOC: BANK OF AMERICA NA)		0.04%		01/07/16	3,995,000	3,995,000
SEATTLE WASHINGTON PORT OF
REV TRANSPORTATION SERIES 2007B (LIQ: WELLS FARGO BANK NA)	a	0.08%		01/07/16	5,565,000	5,565,000
REV TRANSPORTATION SERIES 2008 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	c	0.01%		01/07/16	57,580,000	57,580,000
STATE OF WASHINGTON
GO SERIES 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	7,935,000	7,935,000
GO SERIES 2009E (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
GO SERIES 2011B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	4,000,000	4,000,000
GO SERIES 2012C (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
GO SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	2,500,000	2,500,000
GO SERIES 2014D (LIQ: CITIBANK NA)	a	0.02%		01/07/16	4,700,000	4,700,000
GO SERIES R2010B (LIQ: BANK OF AMERICA NA)	a	0.03%		01/07/16	10,000,000	10,000,000
WASHINGTON ST ECONOMIC DEV FIN AUTH
REV IDB & PCR SERIES 2006 K (LOC: MUFG UNION BANK NA)		0.03%		01/07/16	4,540,000	4,540,000
REV WASTE/POLLUTION (WASTE MANAGEMENT INC) SERIES 2000-I (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	13,650,000	13,650,000
REV WASTE/POLLUTION (WASTE MANAGEMENT INC) SERIES 2000-L (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	7,235,000	7,235,000
REV WASTE/POLLUTION SERIES 2000 H (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	13,650,000	13,650,000
REV WASTE/POLLUTION SERIES 2001-C (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	17,900,000	17,900,000
WASHINGTON ST HLTH CARE FACS AUTH
REV HOSPITAL (MULTICARE HEALTH SYSTEM) SERIES 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.03%		01/07/16	8,110,000	8,110,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2010A (LIQ: BANK OF AMERICA NA)	a	0.02%		01/07/16	10,180,000	10,180,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014C (LIQ: BANK OF AMERICA NA)	a	0.02%		01/07/16	8,675,000	8,675,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	10,665,000	10,665,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	5,665,000	5,665,000
REV HOSPITAL (SEATTLE CHILDRENS HOSPITAL) SERIES 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	13,860,000	13,860,000
See financial notes    65

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WASHINGTON STATE HOUSING FINANCE COMMISSION
REV MULTI FAM HOUSING (BALLINGER COURT ASSOCS) SERIES 2004 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	2,400,000	2,400,000
REV MULTI FAM HOUSING (BRITTANY PK LLC) SERIES 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	3,480,000	3,480,000
REV MULTI FAM HOUSING (ESSEX PORTFOLIO LP) SERIES 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	5,300,000	5,300,000
REV MULTI FAM HOUSING (FAIRFIELD HIGHLANDER LP) SERIES 2004 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.03%		01/07/16	7,000,000	7,000,000
REV MULTI FAM HOUSING (FOREST CREEK APTS LLC) SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	13,680,000	13,680,000
REV MULTI FAM HOUSING (LAKEWOOD MEADOWS APARTMENTS PROJECT WASHINGTON) SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.06%		01/07/16	6,280,000	6,280,000
REV MULTI FAM HOUSING (MERIDIAN COURT APTS LP) SERIES 1996 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.03%		01/07/16	6,700,000	6,700,000
REV MULTI FAM HOUSING (PARKVIEW PARTNERS LP) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.06%		01/07/16	3,060,000	3,060,000
REV MULTI FAM HOUSING (RACINE STREET ASSOCS LP) SERIES 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	6,750,000	6,750,000
REV MULTI FAM HOUSING (RAINIER COURT ASSOC 2003-IIA LLC) SERIES 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	12,750,000	12,750,000
REV MULTI FAM HOUSING (ROLLING HILLS APTS LP) SERIES 2004 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	6,125,000	6,125,000
REV MULTI FAM HOUSING (THE SEASONS I LLC) SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.06%		01/07/16	22,640,000	22,640,000
REV MULTI FAM HOUSING (WESTERN LOS GATOS I INVESTORS LP) SERIES 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	10,750,000	10,750,000
REV MULTI FAM HOUSING SERIES 1996 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	8,930,000	8,930,000
REV MULTI FAM HOUSING SERIES 1997 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	6,125,000	6,125,000
REV MULTI FAM HOUSING SERIES 1999A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.06%		01/07/16	7,805,000	7,805,000
REV MULTI FAM HOUSING SERIES 2004 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	6,570,000	6,570,000
REV MULTI FAM HOUSING SERIES 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	8,190,000	8,190,000
REV MULTI FAM HOUSING SERIES 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	4,770,000	4,770,000
REV MULTI FAM HOUSING SERIES 2014 (LOC: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	7,000,000	7,000,000
REV MULTI FAM HOUSING SERIES 2015 (LOC: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	5,500,000	5,500,000
						408,390,000
66    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
West Virginia 0.5%
CABELL CNTY W VA
REV UNIVERSITY (MARSHALL UNIV W VA) SERIES 2010-A (LOC: BANK OF AMERICA NA)		0.04%		01/07/16	19,915,000	19,915,000
PUTNAM CNTY W VA
REV WASTE/POLLUTION (TOYOTA MOTOR CREDIT CORP) SERIES 1998 A		0.02%		01/07/16	40,000,000	40,000,000
						59,915,000
Wisconsin 1.4%
OCONOMOWOC COMMUNITY DEVELOPMENT AUTHORITY
REV MULTI FAM HOUSING (85 OCONOMOWOC LLC) SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	4,430,000	4,430,000
RED CEDAR WIS
REV IDB & PCR (FAIRMOUNT SANTROL INC) SERIES 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	10,000,000	10,000,000
WISCONSIN HSG & ECONOMIC DEV AUTH
REV HEALTHCARE SERIES 2007A (LIQ: FEDERAL HOME LOAN BANKS)		0.04%		01/07/16	7,005,000	7,005,000
REV MULTI FAM HOUSING SERIES 2007 C (LIQ: FEDERAL HOME LOAN BANKS)		0.04%		01/07/16	5,995,000	5,995,000
REV MULTI FAM HOUSING SERIES 2008-A (LIQ: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	4,940,000	4,940,000
REV MULTI FAM HOUSING SERIES 2008A (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	5,350,000	5,350,000
REV MULTI FAM HOUSING SERIES 2008G (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	14,575,000	14,575,000
REV MULTI FAM HOUSING SERIES 2012B (LIQ: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	14,055,000	14,055,000
WISCONSIN HSG 1987 RES
REV HOUS SINGL SERIES 2007E (LIQ: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	10,705,000	10,705,000
REV IDB & PCR SERIES 2003B (LIQ: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	17,220,000	17,220,000
REV IDB & PCR SERIES 2015C (LIQ: ROYAL BANK OF CANADA)		0.02%		01/07/16	5,500,000	5,500,000
WISCONSIN HSG 1988 RES
REV HOUS SINGL SERIES 2004 D (LIQ: FEDERAL HOME LOAN BANKS)		0.04%		01/07/16	4,780,000	4,780,000
REV HOUS SINGL SERIES 2005 C (LIQ: ROYAL BANK OF CANADA)		0.03%		01/07/16	23,360,000	23,360,000
REV HOUS SINGL SERIES 2006E (LIQ: CITIBANK NA)	a	0.07%		01/07/16	600,000	600,000
REV HOUS SINGL SERIES 2008A (LIQ: BMO HARRIS BANK NA)		0.02%		01/07/16	34,335,000	34,335,000
WISCONSIN ST HEALTH & EDL FACS AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2012D (LIQ: CITIBANK NA)	a	0.02%		01/07/16	3,000,000	3,000,000
REV HOSPITAL (CHILDRENS HOSPITAL OF WI) SERIES 2008B (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	6,620,000	6,620,000
REV HOSPITAL (FROEDTERT & CMNTY HEALTH OBLIGATED GROUP) SERIES 2009C (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	15,785,000	15,785,000
WISCONSIN STATE OF
GO SERIES 2006C (LIQ: CITIBANK NA)	a	0.06%		01/07/16	1,595,000	1,595,000
						189,850,000
See financial notes    67

Schwab Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wyoming 0.6%
GREEN RIV WYO
REV IDB & PCR (RHONE POULENCE OF WYOMING LP) SERIES 1994 (LOC: COMERICA BANK)		0.11%		01/07/16	11,400,000	11,400,000
WYOMING COMMUNITY DEVELOPMENT AUTHORITY
REV HOUS SINGL SERIES 2006-7 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.04%		01/07/16	10,000,000	10,000,000
REV HOUS SINGL SERIES 2006-9 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.04%		01/07/16	10,000,000	10,000,000
REV HOUS SINGL SERIES 2007-11 (LIQ: FEDERAL HOME LOAN BANKS)		0.07%		01/07/16	6,000,000	6,000,000
REV HOUS SINGL SERIES 2007-2 (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.04%		01/07/16	6,000,000	6,000,000
REV HOUS SINGL SERIES 2007-4 (LIQ: FEDERAL HOME LOAN BANKS)		0.07%		01/07/16	14,000,000	14,000,000
REV HOUS SINGL SERIES 2007-6 (LIQ: FEDERAL HOME LOAN BANKS)		0.07%		01/07/16	7,000,000	7,000,000
REV HOUS SINGL SERIES 2007-8 (LIQ: FEDERAL HOME LOAN BANKS)		0.07%		01/07/16	12,000,000	12,000,000
						76,400,000
Other Investments 2.4%
NUVEEN CA AMT-FREE MUNI INCOME FUND
SERIES 5 (LOC: MORGAN STANLEY BANK NA)	a	0.16%		01/07/16	5,000,000	5,000,000
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
SERIES 1 (LOC: MORGAN STANLEY BANK NA)	a	0.16%		01/07/16	5,000,000	5,000,000
NUVEEN NJ DIVIDEND ADVANTAGE MUNI FUND
SERIES 1 (LOC: TD BANK NA)	a	0.10%		01/07/16	10,000,000	10,000,000
SERIES 2 (LOC: ROYAL BANK OF CANADA)	a	0.09%		01/07/16	10,500,000	10,500,000
NUVEEN PREMIUM INCOME MUNICIPAL FUND
SERIES 1 (LOC: BARCLAYS BANK PLC)	a	0.11%		01/07/16	91,200,000	91,200,000
NUVEEN QUALITY INCOME MUNICIPAL FUND
SERIES 1 (LOC: JPMORGAN CHASE BANK NA)	a	0.09%		01/07/16	44,900,000	44,900,000
NUVEEN SELECT QUALITY MUNICIPAL FUND
SERIES 1 (LOC: BARCLAYS BANK PLC)	a	0.11%		01/07/16	87,100,000	87,100,000
WESTERN ASSET INTERMEDIATE MUNI FUND INC
SERIES 1 (LOC: CITIBANK NA)	a	0.10%		01/07/16	10,100,000	10,100,000
WESTERN ASSET MANAGED MUNICIPALS FUND INC
SERIES 1 (LOC: CITIBANK NA)	a	0.10%		01/07/16	39,000,000	39,000,000
WESTERN ASSET MUNICIPAL PARTNERS FUND INC
SERIES 1 (LOC: CITIBANK NA)	a	0.10%		01/07/16	12,600,000	12,600,000
						315,400,000
Total Variable-Rate Securities
(Cost $8,486,287,046)						8,486,287,046

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $12,341,992,344.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,508,799,639 or 19.0% of net assets.
b	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

68    See financial notes

Schwab Municipal Money Fund
Portfolio Holdings continued
AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
UN —	Union
UNI —	Unified

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    69

Schwab Municipal Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value (Note 2a)		$12,341,992,344
Cash		830,417,681
Receivables:
Interest		19,518,769
Fund shares sold		1,105,004
Prepaid expenses	+	239,938
Total assets		13,193,273,736
Liabilities
Payables:
Investments bought — Delayed delivery		5,000,001
Investment adviser and administrator fees		155,782
Fund shares redeemed		786,741
Distributions to shareholders		44,057
Accrued expenses	+	415,761
Total liabilities		6,402,342
Net Assets
Total assets		13,193,273,736
Total liabilities	–	6,402,342
Net assets		$13,186,871,394
Net Assets by Source
Capital received from investors		13,186,871,394

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$11,505,024,768		11,501,704,583		$1.00
Value Advantage Shares	$547,984,945		547,807,993		$1.00
Select Shares	$310,576,529		310,475,650		$1.00
Premier Shares	$823,285,152		823,005,194		$1.00

70    See financial notes

Schwab Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$11,187,731
Expenses
Investment adviser and administrator fees		40,771,695
Shareholder service fees:
Sweep Shares		38,377,374
Value Advantage Shares		1,275,635
Select Shares		730,918
Premier Shares		2,083,104
Portfolio accounting fees		425,211
Shareholder reports		256,362
Custodian fees		230,549
Registration fees		200,382
Professional fees		137,164
Transfer agent fees		85,515
Proxy fees		79,671
Independent trustees' fees		65,829
Interest expense		2,419
Other expenses	+	222,678
Total expenses		84,944,506
Expense reduction by CSIM and its affiliates	–	75,038,784
Net expenses	–	9,905,722
Net investment income		1,282,009
Realized Gains (Losses)
Net realized gains on investments		3,578,752
Increase in net assets resulting from operations		$4,860,761
See financial notes    71

Schwab Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$1,282,009	$1,320,926
Net realized gains	+	3,578,752	3,414,565
Increase in net assets from operations		4,860,761	4,735,491
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(1,096,172)	(1,102,000)
Value Advantage Shares		(57,966)	(66,696)
Select Shares		(33,213)	(37,864)
Premier Shares	+	(94,658)	(114,366)
Total distributions from net investment income		(1,282,009)	(1,320,926)
Distributions from net realized gains
Sweep Shares		(1,947,923)	(1,674,645)
Value Advantage Shares		(92,693)	(91,270)
Select Shares		(52,625)	(53,341)
Premier Shares	+	(139,375)	(151,364)
Total distributions from net realized gains		(2,232,616)	(1,970,620)
Total distributions		(3,514,625)	(3,291,546)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		32,652,845,392	34,138,143,890
Value Advantage Shares		134,376,195	153,835,806
Select Shares		66,545,654	111,823,789
Premier Shares	+	105,883,366	182,233,936
Total shares sold		32,959,650,607	34,586,037,421
Shares Reinvested
Sweep Shares		3,007,374	2,742,975
Value Advantage Shares		128,240	135,115
Select Shares		74,198	77,694
Premier Shares	+	214,281	246,134
Total shares reinvested		3,424,093	3,201,918
Shares Redeemed
Sweep Shares		(32,556,625,450)	(33,980,424,216)
Value Advantage Shares		(207,735,821)	(250,221,387)
Select Shares		(121,323,317)	(149,990,615)
Premier Shares	+	(319,697,839)	(306,508,698)
Total shares redeemed		(33,205,382,427)	(34,687,144,916)
Net transactions in fund shares		(242,307,727)	(97,905,577)
Net Assets
Beginning of period		13,427,832,985	13,524,294,617
Total decrease	+	(240,961,591)	(96,461,632)
End of period		$13,186,871,394	$13,427,832,985
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
72    See financial notes

Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.08% [3]	0.09% [3]	0.15% [3]	0.21% [3],[4]	0.29% [3]
Gross operating expenses	0.70%	0.70%	0.70%	0.66% [4]	0.69%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$3,731	$3,690	$3,528	$3,522	$3,139

Value Advantage Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.08% [3]	0.09% [3]	0.15% [3]	0.21% [3],[4]	0.29% [3]
Gross operating expenses	0.57%	0.57%	0.57%	0.53% [4]	0.56%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$403	$468	$539	$625	$791
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
4
The ratio of gross operating expenses would have been 0.70% for Sweep Shares and 0.57% for Value Advantage Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
See financial notes    73

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
33.5%	Fixed-Rate Securities	1,386,271,063	1,386,271,063
59.0%	Variable-Rate Securities	2,437,601,377	2,437,601,377
92.5%	Total Investments	3,823,872,440	3,823,872,440
7.5%	Other Assets and Liabilities, Net		310,071,633
100.0%	Net Assets		4,133,944,073

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 33.5% of net assets
Alabama 0.6%
ALABAMA ST PUB SCH & COLLEGE AUTH
REV SCHOOL SERIES 2009A		5.00%		05/01/16	390,000	395,921
REV SCHOOL SERIES 2010-A		5.00%		05/01/16	100,000	101,519
HUNTSVILLE ALA HEALTH CARE AUTH
REV HOSPITAL		0.06%		01/04/16	15,000,000	15,000,000
REV HOSPITAL		0.07%		02/16/16	10,000,000	10,000,000
						25,497,440
Alaska 0.0%
NORTH SLOPE BORO ALASKA
GO SERIES 2011B		4.00%		06/30/16	100,000	101,783
GO SERIES 2011B		5.00%		06/30/16	225,000	230,153
GO SERIES 2012A		3.00%		06/30/16	200,000	202,574
						534,510
Arizona 0.0%
ARIZONA HEALTH FAC AUTH
REV HOSPITAL (BANNER HEALTH) SERIES 2007A		5.00%		01/01/16	150,000	150,000
California 5.7%
CALIFORNIA HEALTH FACS FING AUTH
(KAISER PERMANENTE) SERIES 2006 E		0.05%		02/03/16	3,500,000	3,500,000
CALIFORNIA ST
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.04%		01/05/16	7,220,000	7,220,000
GO SERIES 2011A-2 (LOC: ROYAL BANK OF CANADA)		0.05%		02/22/16	10,000,000	10,000,000
GO SERIES A-1 (LOC: WELLS FARGO BANK NA)		0.04%		01/22/16	6,000,000	6,000,000
74    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CALIFORNIA ST DEPT WTR RES PWR SUPPLY REV
REV POWER SERIES 2005G-4		5.00%		05/01/16	135,000	137,035
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
(KAISER PERMANENTE) SERIES 2004 K		0.07%		02/23/16	8,200,000	8,200,000
(KAISER PERMANENTE) SERIES 2004I		0.05%		02/02/16	8,000,000	8,000,000
(KAISER PERMANENTE) SERIES 2004I		0.22%		05/02/16	4,000,000	4,000,000
(KAISER PERMANENTE) SERIES 2009 B-2		0.04%		01/19/16	40,000,000	40,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 E		0.22%		02/04/16	4,700,000	4,700,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 I		0.24%		03/03/16	5,300,000	5,300,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004 K		0.25%		03/04/16	6,200,000	6,200,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2004K		0.26%		06/01/16	5,000,000	5,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006 D		0.05%		02/03/16	20,500,000	20,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008B		0.26%		06/02/16	5,000,000	5,000,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2008C		0.24%		03/14/16	1,500,000	1,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-3		0.24%		03/02/16	12,500,000	12,500,000
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2009 B-5		0.23%		01/05/16	14,000,000	14,000,000
REV HOSPITAL (KAISER PERMANENTE) SERIES 2009A		5.00%		04/01/16	1,090,000	1,102,740
KERN CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		7.00%		06/30/16	4,000,000	4,132,026
LOS ANGELES CALIF
TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	40,000,000	40,331,985
LOS ANGELES CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-16		5.00%		06/30/16	17,000,000	17,394,888
RIVERSIDE CNTY CALIF
REV COUNTY TAX & REV ANTICIPATION NOTE SERIES 2015-201		2.00%		06/30/16	10,500,000	10,588,516
						235,307,190
Colorado 0.6%
COLORADO SPRINGS COLO UTILS
REV WATER & SEWER SERIES A (LOC: BANK OF AMERICA NA)		0.07%		03/02/16	1,500,000	1,500,000
REV WATER & SEWER SERIES B (LOC: BANK OF AMERICA NA)		0.03%		01/05/16	1,480,000	1,480,000
COLORADO STATE OF
REV STATE TAX & REV ANTICIPATION NOTE SERIES 2015 A		1.75%		06/28/16	16,190,000	16,305,613
REV STUDENT LOANS TAX & REV ANTICIPATION NOTE SERIES 2015A		2.00%		06/29/16	5,000,000	5,041,625
UNIVERSITY OF COLORADO
REV UNIVERSITY SERIES 2009-C		5.00%		06/01/16	100,000	101,922
REV UNIVERSITY SERIES 2010B		3.00%		06/01/16	100,000	101,061
						24,530,221
Connecticut 0.2%
CONNECTICUT ST HEALTH & EDL FACS A
REV HOSPITAL SERIES J-1 (ESCROW)		5.00%		07/01/16	2,750,000	2,812,455
CONNECTICUT ST HSG FIN AUTH
REV MULTI FAM HOUSING SERIES 2012A		1.25%		05/15/16	775,000	777,363
CONNECTICUT STATE OF
GO SERIES 2007B		5.00%		05/01/16	175,000	177,695
GO SERIES 2014C		4.00%		06/15/16	150,000	152,478
YALE UNIVERSITY
REV UNIVERSITY SERIES S-2		0.03%		01/21/16	4,000,000	4,000,000
						7,919,991
See financial notes    75

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Delaware 0.2%
DELAWARE ST HEALTH FACS AUTH
REV HEALTHCARE (CHRISTIANA CARE HLTH SVCS) SERIES 2010 C		0.04%		01/05/16	9,000,000	9,000,000
District of Columbia 0.1%
DISTRICT OF COLUMBIA (WASHINGTON DC)
GO SERIES 2007B		5.00%		06/01/16	200,000	203,743
GO SERIES 2007C		5.00%		06/01/16	675,000	687,636
GO SERIES 2008F		5.00%		06/01/16	290,000	295,593
GO SERIES 2013A		5.00%		06/01/16	740,000	754,239
DISTRICT OF COLUMBIA WTR & SWR AUTH
REV WATER & SEWER SERIES A		4.00%		10/01/16	105,000	107,743
						2,048,954
Florida 1.7%
ALACHUA CNTY FLA HEALTH FACS AUTH
REV HEALTHCARE (SHANDS TEACHING HOSPITAL AND CLINICS INC) SERIES 2008 A (LOC: BANK OF AMERICA NA)		0.03%		01/06/16	7,000,000	7,000,000
BROWARD CNTY FLA SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015		0.75%		01/29/16	17,500,000	17,509,119
FLORIDA DEPARTMENT OF TRANSPORTATION
GO (FLORIDA STATE OF) SERIES 2009B		5.00%		07/01/16	250,000	255,755
FLORIDA HURRICANE CATASTROPHE FUND FINANCING CORP REVENUE
REV SPECIAL TAX SERIES 2010A (ESCROW)		5.00%		07/01/16	6,825,000	6,981,701
FLORIDA LOC GOVT FIN COMMN
GO SERIES A-1&B-1 (LOC: JPMORGAN CHASE BANK NA)		0.04%		01/06/16	3,500,000	3,500,000
FLORIDA ST BRD ED
GO (FLORIDA STATE OF) SERIES 2004D		5.25%		06/01/16	200,000	204,044
GO (FLORIDA STATE OF) SERIES 2006A		5.00%		06/01/16	1,100,000	1,121,637
GO (FLORIDA STATE OF) SERIES 2006D		5.00%		06/01/16	125,000	127,314
GO (FLORIDA STATE OF) SERIES 2006F		2.50%		06/01/16	100,000	100,912
GO (FLORIDA STATE OF) SERIES 2007C		5.00%		06/01/16	550,000	560,253
GO (FLORIDA STATE OF) SERIES 2009 D		5.50%		06/01/16	100,000	102,075
GO (FLORIDA STATE OF) SERIES 2009A		5.00%		06/01/16	200,000	203,720
GO (FLORIDA STATE OF) SERIES 2010 A		5.00%		06/01/16	675,000	687,820
GO (FLORIDA STATE OF) SERIES 2011A		5.00%		06/01/16	975,000	993,319
GO (FLORIDA STATE OF) SERIES 2011C		5.00%		06/01/16	175,000	178,376
GO (FLORIDA STATE OF) SERIES 2012 D		5.00%		06/01/16	7,645,000	7,794,296
GO (FLORIDA STATE OF) SERIES 2014A		5.00%		06/01/16	190,000	193,505
GO (FLORIDA STATE OF) SERIES 2015 A		5.00%		06/01/16	2,350,000	2,395,400
JEA
REV POWER (JEA FL ELEC SYS REV) SERIES 2009G		4.00%		10/01/16	100,000	102,511
REV POWER (JEA FL ELEC SYS REV) SERIES 2012A		5.00%		10/01/16	110,000	113,604
REV POWER (JEA FL ELEC SYS REV) SERIES 2012B		4.00%		10/01/16	500,000	513,642
REV POWER (JEA FL ELEC SYS REV) SERIES 2013C		3.00%		10/01/16	100,000	101,939
REV POWER (JEA FL ELEC SYS REV) SERIES 3 2014A		3.00%		10/01/16	360,000	366,941
REV POWER (JEA FL ELEC SYS REV) SERIES 8-C-3 (LIQ: ROYAL BANK OF CANADA)		0.05%		01/06/16	8,000,000	8,000,000
ORLANDO FLA UTILS COMMN
REV POWER SERIES 2006		5.00%		10/01/16	225,000	232,734
REV POWER SERIES 2009C		5.00%		10/01/16	100,000	103,434
76    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUNSHINE ST GOVERNMENTAL FING COMMN FLA
(ORLANDO FLA) SERIES H (LIQ: JPMORGAN CHASE BANK NA)		0.09%		03/09/16	9,000,000	9,000,000
						68,444,051
Georgia 0.0%
ATLANTA GA ARPT REV
REV TRANSPORTATION SERIES D1-D4 (LOC: BANK OF AMERICA NA)		0.14%		02/03/16	223,000	223,000
GEORGIA STATE OF
GO SERIES 2007E		5.00%		08/01/16	100,000	102,709
GO SERIES 2013A		5.00%		01/01/16	100,000	100,000
GO SERIES 2013D		5.00%		02/01/16	390,000	391,552
						817,261
Hawaii 0.0%
HAWAII STATE OF
GO SERIES 2008DK		5.00%		05/01/16	245,000	248,731
GO SERIES 2010 DY		3.00%		02/01/16	100,000	100,223
GO SERIES 2010 DY		4.00%		02/01/16	100,000	100,311
GO SERIES 2013-EK		5.00%		08/01/16	1,175,000	1,207,536
GO SERIES 2013EK		3.00%		08/01/16	280,000	284,248
						1,941,049
Idaho 0.4%
IDAHO STATE OF
GO TAX ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	17,000,000	17,143,312
Illinois 1.1%
CHICAGO (CITY OF)
REV TRANSPORTATION (CHICAGO IL OHARE INTL ARPT - PFC) SERIES 2008A		5.00%		01/01/16	6,800,000	6,800,000
REV TRANSPORTATION (CHICAGO ILL O HARE INTL ARPT) SERIES 2015B		4.00%		01/01/16	5,780,000	5,780,000
ILLINOIS EDL FACS AUTH
GO SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.08%		01/06/16	9,000,000	9,000,000
GO SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.09%		01/07/16	7,000,000	7,000,000
SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.06%		02/02/16	8,000,000	8,000,000
SERIES POOL (LOC: NORTHERN TRUST COMPANY (THE))		0.06%		02/03/16	4,000,000	4,000,000
ILLINOIS FINANCE AUTHORITY
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2013A		4.00%		06/01/16	300,000	304,508
REV HOSPITAL (UNIVERSITY OF CHICAGO MEDICAL CENTER (BERNARD MITCHELL HOSPITAL)) SERIES 2009A		5.00%		08/15/16	2,055,000	2,113,283
REV UNIVERSITY (UNIVERSITY OF CHICAGO) SERIES 2008B		5.00%		07/01/16	2,515,000	2,571,733
ILLINOIS ST TOLL HWY AUTH
REV TRANSPORTATION SERIES 2006 A-1 (ESCROW)		5.00%		07/01/16	1,810,000	1,851,383
						47,420,907
Louisiana 0.1%
LOUISIANA ST CITIZENS PPTY INS CORP
REV SPECIAL TAX SERIES 2006B (ESCROW)		5.00%		06/01/16	2,435,000	2,482,649
See financial notes    77

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland 0.2%
ANNE ARUNDEL CNTY MD
GO SERIES 2011		4.00%		04/01/16	3,775,000	3,809,559
MARYLAND HEALTH AND HIGHER EDUCATIONAL FACILITIES AUTHORITY
(JOHNS HOPKINS UNIVERSITY) SERIES A&B		0.04%		01/05/16	3,000,000	3,000,000
WASHINGTON SUBN SAN DIST MD
GO SERIES 2006		4.25%		06/01/16	100,000	101,580
GO SERIES 2006		5.00%		06/01/16	225,000	229,326
GO SERIES 2009		5.00%		06/01/16	350,000	356,749
						7,497,214
Massachusetts 1.3%
BOSTON MASS WTR & SWR COMMN
REV WATER & SEWER SERIES A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.07%		01/07/16	4,650,000	4,650,000
CHICOPEE MASS
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		07/20/16	2,000,000	2,011,315
COMMONWEALTH OF MASSACHUSETTS
GO REVENUE ANTICIPATION NOTE SERIES 2015C		2.00%		06/22/16	7,500,000	7,564,089
GO SERIES 2008 A		5.00%		08/01/16	475,000	487,694
GO SERIES I (LIQ: TD BANK NA)		0.04%		01/22/16	20,000,000	20,000,000
HARVARD MASS
GO BOND ANTICIPATION NOTE		2.00%		06/24/16	1,500,000	1,512,154
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV SALES TAX SERIES B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.04%		01/05/16	8,180,000	8,180,000
MASSACHUSETTS DEPARTMENT OF TRANSPORTATION
REV (COMMONWEALTH OF MASSACHUSETTS) SERIES 2010 B		5.00%		01/01/16	420,000	420,000
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
GO SERIES C (LOC: BARCLAYS BANK PLC)		0.09%		01/07/16	9,000,000	9,000,000
						53,825,252
Michigan 0.1%
REGENTS OF THE UNIVERSITY OF MICHIGAN
GO SERIES J1		0.04%		01/04/16	4,465,000	4,465,000
Minnesota 1.1%
ROCHESTER MINN
(MAYO CLINIC ROCHESTER MN) SERIES 2000 A		0.03%		01/04/16	5,400,000	5,400,000
(MAYO CLINIC ROCHESTER MN) SERIES 2000 A		0.04%		01/26/16	25,000,000	25,000,000
(MAYO CLINIC ROCHESTER MN) SERIES 2014		0.03%		01/04/16	10,000,000	10,000,000
(MAYO CLINIC ROCHESTER MN) SERIES 2014		0.04%		01/04/16	6,000,000	6,000,000
						46,400,000
Missouri 0.2%
CITY OF ST LOUIS MO
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/01/16	10,000,000	10,068,170
Montana 0.0%
MONTANA FAC FIN AUTH
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2006 B		5.00%		10/01/16	1,530,000	1,583,737
78    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nevada 0.8%
LAS VEGAS VALLEY NEV WTR DIST
(SOUTHERN NEVADA WTR AUTH) SERIES 2004 A (LIQ: JPMORGAN CHASE BANK NA)		0.04%		01/07/16	4,400,000	4,400,000
GO SERIES 2004A (LOC: JPMORGAN CHASE BANK NA)		0.08%		02/03/16	14,600,000	14,600,000
TRUCKEE MEADOWS NEV WTR AUTH
REV WATER & SEWER SERIES B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.12%		03/15/16	6,150,000	6,150,000
SERIES B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.09%		03/03/16	6,000,000	6,000,000
						31,150,000
New Jersey 1.9%
BLOOMFIELD TWP N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		01/15/16	4,000,000	4,001,329
BURLINGTON CNTY N J BRIDGE COMMN
REV LEASE REV (BURLINGTON CNTY N J) SERIES 2015		1.25%		02/01/16	4,000,000	4,003,428
REV LEASE REV (BURLINGTON CNTY N J) SERIES 2015B		1.50%		05/17/16	7,000,000	7,032,090
CARTERET N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		02/05/16	3,500,000	3,503,843
EAST BRUNSWICK TWP N J
GO BOND ANTICIPATION NOTE		1.00%		03/18/16	4,287,000	4,293,602
EDISON TWP N J
GO BOND ANTICIPATION NOTE		1.00%		02/12/16	1,930,000	1,931,325
ENGLEWOOD N J
GO BOND ANTICIPATION NOTE SERIES 2015A		1.25%		04/08/16	3,900,000	3,910,513
ESSEX CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/16/16	5,000,000	5,062,089
HUDSON CNTY N J IMPT AUTH
GO (HUDSON CNTY N J) SERIES 2015X-1A		2.00%		07/06/16	7,000,000	7,053,361
GO (HUDSON CNTY N J) SERIES 2015Y-1		1.75%		11/11/16	1,000,000	1,010,710
LIVINGSTON TWP N J
GO BOND ANTICIPATION NOTE		1.00%		02/01/16	2,800,000	2,801,815
MARGATE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		07/19/16	1,000,000	1,007,879
MIDDLESEX CNTY N J
GO SERIES 2013		2.00%		06/15/16	105,000	105,689
OCEAN CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015A		2.00%		12/02/16	1,000,000	1,012,768
RUTGERS UNIVERSITY NEW JERSEY
GO SERIES A&B (LIQ: WELLS FARGO BANK NA)		0.07%		01/06/16	6,600,000	6,600,000
SEA ISLE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015 A		2.00%		07/21/16	2,000,000	2,016,580
STAFFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		05/13/16	3,000,000	3,011,389
UNION CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		06/24/16	1,000,000	1,007,954
WEST MILFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		09/23/16	1,000,000	1,007,304
WEST WINDSOR TWP N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		11/10/16	1,000,000	1,009,007
WOODBRIDGE TWP N J
GO BOND ANTICIPATION NOTE		1.50%		08/19/16	16,000,000	16,117,429
						77,500,104
See financial notes    79

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York 3.7%
BAY SHORE N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/24/16	1,500,000	1,511,529
BURNT HILLS-BALLSTON LAKE N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		06/24/16	3,000,000	3,015,851
CHEEKTOWAGA-MARYVALE N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/23/16	1,500,000	1,508,795
COMMACK N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/27/16	3,000,000	3,021,615
CONNETQUOT CENT SCH DIST N Y ISLIP
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		09/02/16	4,550,000	4,586,107
EAST HAMPTON TWN N Y
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		08/26/16	7,000,000	7,062,852
GRAND ISLAND N Y
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		10/13/16	3,000,000	3,026,420
HAMPTON BAYS N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/24/16	5,000,000	5,032,363
HARBORFIELDS CENT SCH DIST N Y GREENLAWN
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.25%		06/24/16	6,500,000	6,529,238
ISLIP N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/24/16	3,000,000	3,017,264
JERICHO N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/19/16	3,335,000	3,361,688
LONGWOOD CENT SCH DIST SUFFOLK CNTY N Y
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/24/16	4,000,000	4,028,303
METROPOLITAN TRANS AUTH NY DEDICATED TAX FD
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A5		0.75%		06/01/16	6,000,000	6,012,873
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015A-7		0.75%		06/01/16	5,000,000	5,010,251
METROPOLITAN TRANS AUTH NY TRANSPORTATION REV
REV TRANSPORTATION REVENUE ANTICIPATION NOTE SERIES 2015A		0.50%		03/01/16	16,000,000	16,001,700
MIDDLE CTRY CENT SCH DIST N Y CENTEREACH
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		08/26/16	2,000,000	2,015,195
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 2007 BB (ESCROW)		5.00%		06/15/16	4,775,000	4,878,723
NEW YORK N Y
GO SERIES 2008 E		5.00%		08/01/16	725,000	744,033
GO SERIES 2009 A-1		4.00%		08/15/16	100,000	102,144
GO SERIES 2009 C		5.25%		08/01/16	115,000	118,152
GO SERIES 2009 K		4.00%		08/01/16	100,000	102,075
GO SERIES 2012-I		5.00%		08/01/16	100,000	102,609
GO SERIES 2014 G		5.00%		08/01/16	700,000	719,072
GO SERIES 2014B		4.00%		08/01/16	300,000	305,959
GO SERIES 2014K		3.00%		08/01/16	475,000	482,452
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2007A		5.00%		06/15/16	100,000	102,108
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2015A		2.00%		06/15/16	3,875,000	3,904,951
NEW YORK ST PWR AUTH REV & GEN PURP
REV POWER SERIES 1 & 2		0.04%		01/14/16	2,000,000	2,000,000
REV POWER SERIES 1&2&3		0.04%		01/07/16	20,000,000	20,000,000
80    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV POWER SERIES 1&2&3		0.08%		03/02/16	10,000,000	10,000,000
REV SERIES 1&2&3		0.04%		01/11/16	1,000,000	1,000,000
NEW YORK ST TWY AUTH
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007A		5.00%		03/15/16	2,550,000	2,575,230
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2006A (ESCROW)		5.00%		04/01/16	3,000,000	3,035,558
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2007A		4.00%		04/01/16	500,000	504,754
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2012 A		4.00%		04/01/16	175,000	176,514
NEW YORK ST URBAN DEV CORP
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010A		5.00%		03/15/16	500,000	504,901
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013C		5.00%		03/15/16	2,710,000	2,736,813
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013D		5.00%		03/15/16	1,075,000	1,085,636
NEW YORK STATE OF
GO SERIES 2008A		4.00%		03/01/16	150,000	150,878
GO SERIES 2009A		4.00%		02/15/16	100,000	100,459
NY ST DORM AUTH
REV HEALTHCARE (NEW YORK STATE OF) SERIES 2009 A-1		5.00%		02/15/16	790,000	794,667
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009D		4.00%		06/15/16	150,000	152,374
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010A		4.00%		02/15/16	500,000	502,352
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010F		5.00%		02/15/16	695,000	699,121
REV UNIVERSITY (NEW YORK STATE OF) SERIES 2010		5.00%		07/01/16	1,550,000	1,586,319
PATCHOGUE-MEDFORD N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/24/16	5,000,000	5,033,558
PINE BUSH N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		05/26/16	1,035,000	1,041,412
PORT AUTHORITY OF NEW YORK & NEW JERSEY
REV TRANSPORTATION SERIES 148		5.00%		08/15/16	200,000	205,762
THREE VLG CENT SCH DIST N Y BROOKHAVEN & SMITHTOWN
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		08/26/16	9,150,000	9,250,831
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/27/16	500,000	503,551
VICTOR N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015 A		1.75%		07/07/16	3,270,000	3,293,924
						153,238,936
North Carolina 0.1%
MECKLENBURG CNTY N C
GO SERIES 2008B		5.00%		02/01/16	350,000	351,369
NORTH CAROLINA STATE OF
GO SERIES 2005A		5.00%		09/01/16	325,000	335,044
GO SERIES 2005B		5.00%		04/01/16	525,000	531,189
GO SERIES 2009A		5.00%		03/01/16	455,000	458,438
GO SERIES 2011A		5.00%		05/01/16	480,000	487,180
GO SERIES 2013 A		5.00%		05/01/16	175,000	177,687
GO SERIES 2013 C		3.50%		05/01/16	520,000	525,542
						2,866,449
See financial notes    81

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio 0.2%
OHIO STATE OF
GO SERIES 2007A		5.00%		06/15/16	100,000	102,109
GO SERIES 2010A		4.00%		08/01/16	230,000	234,664
GO SERIES 2010A		5.00%		08/01/16	220,000	225,885
GO SERIES 2012A		5.00%		02/01/16	100,000	100,394
GO SERIES 2013B		5.00%		08/01/16	115,000	117,950
GO SERIES R		4.00%		05/01/16	400,000	404,812
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2008B-6		0.10%		04/07/16	7,000,000	7,000,000
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2011A		4.00%		01/01/16	525,000	525,000
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2011A		5.00%		01/01/16	450,000	450,000
						9,160,814
Oregon 0.0%
MULTNOMAH-CLACKAMAS CNTYS ORE SCH DIST NO 10JT GRESHAM- BARLOW
GO SERIES 2005 (GTY: OREGON STATE OF)		5.25%		06/15/16	125,000	127,686
OREGON STATE OF
GO SERIES 2013F		4.00%		05/01/16	125,000	126,464
GO SERIES 2015D		2.00%		06/01/16	150,000	150,912
SALEM-KEIZER ORE SCH DIST NO 24J
GO SERIES 2009A (GTY: OREGON STATE OF)		4.00%		06/15/16	100,000	101,623
YAMHILL CNTY ORE SCH DIST NO 29J
GO SERIES 2011A (GTY: OREGON STATE OF)		3.50%		06/15/16	125,000	126,699
						633,384
Pennsylvania 0.5%
ALLEGHENY CNTY PA HOSP DEV AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2008B		5.00%		06/15/16	250,000	255,108
PENNSYLVANIA (COMMONWEALTH OF)
GO		5.00%		11/01/16	165,000	171,161
GO SERIES 2004		5.38%		07/01/16	200,000	205,051
GO SERIES 2009		5.00%		07/01/16	150,000	153,454
GO SERIES 2010A		5.00%		07/15/16	500,000	512,481
PHILADELPHIA PA CITY OF
GO TAX & REV ANTICIPATION NOTE SERIES 2015-16		2.00%		06/30/16	5,120,000	5,163,415
PHILADELPHIA PA GAS WORKS
REV UTILITY SERIES G1 (LOC: JPMORGAN CHASE BANK NA)		0.08%		01/06/16	5,735,000	5,735,000
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2007B		0.04%		02/02/16	4,100,000	4,099,964
REV UNIVERSITY SERIES 2015		2.00%		08/02/16	2,500,000	2,524,712
						18,820,346
South Carolina 0.9%
SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY
REV POWER SERIES 2006-C		5.00%		01/01/16	105,000	105,000
REV POWER SERIES 2010-B		5.00%		01/01/16	595,000	595,000
REV POWER SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.10%		01/12/16	8,371,000	8,371,000
REV POWER SERIES E (LIQ: TD BANK NA)		0.05%		02/01/16	18,500,000	18,500,000
82    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMTER CNTY S C
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/30/16	10,000,000	10,119,596
						37,690,596
Tennessee 1.0%
MEMPHIS TENN
GO SERIES A (LIQ: MIZUHO BANK LTD)		0.07%		02/04/16	15,230,000	15,230,000
MET GOVT NASHVILLE & DAVIDSON CNTY TENN
SERIES A-1 (LIQ: MIZUHO BANK LTD)		0.05%		01/04/16	10,000,000	10,000,000
SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.05%		02/03/16	6,000,000	6,000,000
SERIES A-2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.07%		02/04/16	5,700,000	5,700,000
MET GOVT NASHVILLE & DAVIDSON CNTY TENN WTR & SWR REVENUE
REV WATER & SEWER SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.06%		01/14/16	2,500,000	2,500,000
SHELBY CNTY TENN
GO SERIES 2009-A		5.00%		04/01/16	1,095,000	1,107,734
						40,537,734
Texas 9.2%
ALDINE TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	100,000	100,564
ARLINGTON TEX HIGHER ED FIN CO
REV SCHOOL (HARMONY TEX INDPT SCH DIST) SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	500,000	500,938
ARLINGTON TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	100,000	100,453
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	150,000	150,861
GO SERIES 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	225,000	225,743
AUSTIN TEX INDPT SCH DIST
GO SERIES 1998 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	105,000	107,719
GO SERIES A (LIQ: MIZUHO BANK LTD)		0.06%		01/07/16	5,000,000	5,000,000
GO SERIES A-2 (LIQ: MIZUHO BANK LTD)		0.05%		01/04/16	3,000,000	3,000,000
AUSTIN TX (CITY OF)
REV UTILITY (AUSTIN COMBINED UTILITY SYSTEM) SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.03%		01/05/16	6,000,000	6,000,000
REV UTILITY (AUSTIN COMBINED UTILITY SYSTEM) SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		01/07/16	4,390,000	4,390,000
REV UTILITY (AUSTIN COMBINED UTILITY SYSTEM) SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.07%		02/04/16	2,400,000	2,400,000
REV UTILITY (AUSTIN COMBINED UTILITY SYSTEM) SERIES A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.08%		02/16/16	6,000,000	6,000,000
REV WATER & SEWER (AUSTIN TX WTR & WASTEWATER SYS) SERIES 2012		5.00%		05/15/16	825,000	839,440
BELTON TEX INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	205,000	205,679
BOERNE TEX INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/01/16	100,000	100,224
See financial notes    83

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BORGER TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		02/15/16	100,000	100,473
BRAZOSPORT TEX INDPT SCH DIST
GO SERIES 2012A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	900,000	901,834
BROWNSVILLE TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	405,000	407,294
CLEAR CREEK TEX INDPT SCH DIST
GO SERIES 2004A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	2,230,000	2,243,408
CYPRESS-FAIRBANKS TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	100,000	100,566
GO SERIES 2007 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.63%		02/15/16	500,000	503,256
DALLAS AREA RAPID TRANSIT
REV SALES TAX SERIES I		0.07%		02/25/16	8,000,000	8,000,000
DALLAS TEX
(DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.04%		02/05/16	3,070,000	3,070,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.06%		01/07/16	4,650,000	4,650,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.09%		01/07/16	7,675,000	7,675,000
REV WATER & SEWER (DALLAS TEX WTRWKS & SWR SYS REV) SERIES E (LIQ: JPMORGAN CHASE BANK NA)		0.06%		02/01/16	3,155,000	3,155,000
DALLAS TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	100,000	102,166
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	4,620,000	4,641,300
DALLAS TEX WTRWKS & SWR SYS REV
REV WATER & SEWER (LIQ: JPMORGAN CHASE BANK NA)		0.04%		01/07/16	9,548,000	9,548,000
REV WATER & SEWER SERIES 2007		5.00%		10/01/16	450,000	465,117
DENTON TEX INDPT SCH DIST
GO SERIES 2001 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	100,000	102,850
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.50%		08/15/16	100,000	101,856
GO SERIES 2015- A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	1,200,000	1,212,616
EDGEWOOD TEX INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	1,560,000	1,565,440
EL PASO TEX INDPT SCH DIST
GO SERIES 2008A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	250,000	251,428
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	100,000	102,845
FORNEY TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	2,670,000	2,698,627
FORT BEND TEX INDPT SCH DIST
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	325,000	334,253
84    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FRISCO TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		08/15/16	125,000	128,754
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	170,000	173,644
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	200,000	203,189
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	1,145,000	1,178,494
GALENA PARK TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	290,000	292,873
GARLAND TEX
SERIES A (LOC: WELLS FARGO BANK NA)		0.08%		03/01/16	6,000,000	6,000,000
GARLAND TEX INDPT SCH DIST
GO SERIES 2011A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.33%		02/15/16	405,000	404,832
GOOSE CREEK TEX CONS INDPT SCH DIST
GO SERIES 2004 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.25%		02/15/16	230,000	231,378
GRAPEVINE-COLLEYVILLE INDPT SCH DIST TEX
GO SERIES 1994 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.40%		08/15/16	200,000	199,503
GUTHRIE COMMON SCH DIST TEX
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	150,000	150,313
HALLSVILLE TEX INDPT SCH DIST
GO SERIES 2010A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	250,000	251,110
HARRIS CNTY TEX CULTURAL ED FACS FIN CORP
(METHODIST HOSPITALS OF TEXAS) SERIES 2009C-2		0.12%		03/09/16	27,000,000	27,000,000
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C-1		0.08%		03/17/16	2,615,901	2,615,901
REV HEALTHCARE (METHODIST HOSPITALS OF TEXAS) SERIES 2009 C1		0.07%		02/17/16	39,750,000	39,750,000
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009-C1		0.25%		03/01/16	12,900,000	12,900,000
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009-C1		0.22%		04/05/16	6,000,000	6,000,000
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009C2		0.18%		02/03/16	20,000,000	20,000,000
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2009C2		0.22%		04/05/16	5,180,000	5,180,000
HAYS TEX CONS INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	235,000	235,775
HOUSTON CITY OF
GO SERIES 2009A		4.00%		03/01/16	625,000	628,707
GO SERIES 2010 A		4.00%		03/01/16	750,000	754,562
REV CITY SERIES E-1 (LOC: CITIBANK NA)		0.08%		02/04/16	2,000,000	2,000,000
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		1.00%		06/30/16	8,000,000	8,027,973
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		2.00%		06/30/16	5,000,000	5,042,266
REV CITY TAX & REV ANTICIPATION NOTE SERIES 2015		2.25%		06/30/16	5,000,000	5,048,432
REV UTILITY (HOUSTON TEX WTR & SWR SYS) SERIES B-3 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		01/12/16	10,000,000	10,000,000
See financial notes    85

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV UTILITY (HOUSTON TEX WTR & SWR SYS) SERIES B-4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.04%		01/06/16	5,000,000	5,000,000
REV WATER & SEWER (HOUSTON TEX WTR & SWR SYS) SERIES B-4 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.09%		01/14/16	3,550,000	3,550,000
HOUSTON TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	95,000	95,540
HUMBLE TEX INDPT SCH DIST
GO SERIES 2003 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.15%		06/15/16	100,000	101,250
GO SERIES 2011B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	375,000	376,233
KATY TEX INDPT SCH DIST
GO SERIES 2008B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	150,000	150,681
GO SERIES 2010A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	100,000	100,452
KERRVILLE TEX INDPT SCH DIST
GO SERIES 2004 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	400,000	411,471
KLEIN TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	775,000	795,474
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/01/16	400,000	403,700
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/16	225,000	225,697
LAGO VISTA TEX INDPT SCH DIST
GO SERIES 1997 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.40%		08/15/16	200,000	199,503
LEANDER TEX INDPT SCH DIST
GO SERIES 2007 (ESCROW)		0.39%		08/15/16	4,000,000	1,637,489
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	500,000	511,240
LEWISVILLE TEX INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	100,000	102,226
LOCKHART TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/01/16	185,000	187,751
MANOR TEX INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.50%		08/01/16	150,000	150,746
MERCEDES TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	400,000	403,839
MESQUITE TEX INDPT SCH DIST
GO SERIES 2010B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.50%		08/15/16	200,000	202,602
NEW CANEY TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	310,000	311,022
NORTH EAST INDPT SCH DIST TEX
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/16	410,000	420,933
86    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NORTHSIDE TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/16	150,000	152,379
NORTHWEST TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	100,000	100,566
ONALASKA TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	100,000	100,976
PEARLAND TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	2,360,000	2,365,386
PLANO TEX INDPT SCH DIST
GO SERIES 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		02/15/16	1,000,000	1,005,051
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	100,000	100,425
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	165,000	165,940
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	125,000	125,703
PROSPER TEX INDPT SCH DIST
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.25%		02/15/16	200,000	199,926
GO SERIES 2008 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.39%		02/15/16	200,000	199,903
RICHARDSON TEX INDPT SCH DIST
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	200,000	200,906
GO SERIES 2014 A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	100,000	100,329
RIO HONDO TEX INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	100,000	100,208
ROCKWALL TEX INDPT SCH DIST
GO SERIES 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.33%		02/15/16	400,000	399,833
ROMA TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/16	175,000	176,745
ROUND ROCK TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/01/16	200,000	201,702
SAN ANTONIO TEX INDPT SCH DIST
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	100,000	102,232
GO SERIES A (LOC: ROYAL BANK OF CANADA)		0.06%		01/06/16	2,600,000	2,600,000
SAN ANTONIO TX
(SAN ANTONIO TEX ELECTRIC & GAS) SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.06%		01/05/16	13,500,000	13,500,000
(SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		01/14/16	1,300,000	1,300,000
(SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		02/02/16	5,325,000	5,325,000
GO SERIES 2012		5.00%		02/01/16	125,000	125,491
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2006B		5.00%		02/01/16	200,000	200,766
See financial notes    87

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2007		4.00%		02/01/16	100,000	100,310
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2008A		5.50%		02/01/16	500,000	502,212
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2011		5.00%		02/01/16	380,000	381,498
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES A (LIQ: JPMORGAN CHASE BANK NA)		0.09%		01/07/16	7,000,000	7,000,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.09%		01/07/16	14,000,000	14,000,000
REV UTILITY (SAN ANTONIO TEX ELECTRIC & GAS) SERIES C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.09%		01/06/16	16,500,000	16,500,000
REV WATER & SEWER (SAN ANTONIO WATER SYSTEM) SERIES A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.08%		02/04/16	5,000,000	5,000,000
SAN BENITO TEX CONS INDPT SCH DIST
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	525,000	527,333
SCHERTZ-CIBOLO-UNVL CITY TEX INDPT SCH DIST
GO SERIES 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/01/16	110,000	110,252
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/16	100,000	100,388
SEMINOLE TEX INDPT SCH DIST
GO SERIES 2007A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	400,000	402,314
SHERMAN TEX INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	1,000,000	1,004,721
SOCORRO TEX INDPT SCH DIST
GO SERIES 2006 A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	300,000	308,563
GO SERIES 2013A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.50%		08/15/16	100,000	100,619
SPLENDORA TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	145,000	145,481
TATUM TEX INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	425,000	426,887
TEXAS ST PUB FIN AUTH
(TEXAS STATE OF) SERIES 2003		0.03%		01/06/16	20,000,000	20,000,000
REV LEASE REV (TEXAS STATE OF) SERIES 2008		0.04%		01/06/16	1,600,000	1,600,000
REV STATE (TEXAS STATE OF) SERIES 2015B		1.00%		04/01/16	815,000	816,410
TEXAS STATE OF
GO SERIES 2009A		4.25%		06/01/16	100,000	101,572
GO SERIES 2010D		4.00%		08/01/16	240,000	245,085
TEXAS TECH UNIV
GO SERIES 2012A		0.17%		01/20/16	11,521,000	11,521,000
TEXAS TRANSPORTATION COMMISSION
GO (TEXAS STATE OF) SERIES 2006		5.00%		04/01/16	1,200,000	1,214,100
GO (TEXAS STATE OF) SERIES 2014		5.00%		04/01/16	100,000	101,138
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2006		5.00%		04/01/16	100,000	101,153
88    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2006 (ESCROW)		5.00%		04/01/16	2,500,000	2,529,984
REV TRANSPORTATION (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) SERIES 2006 A		4.50%		04/01/16	350,000	353,607
THREE RIVERS TEX INDPT SCH DIST
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	100,000	100,573
TOMBALL TEX INDPT SCH DIST
GO SERIES 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/16	135,000	135,744
UNITED INDPT SCH DIST TEX
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/16	175,000	178,898
UNIVERSITY OF TEXAS SYSTEM
REV UNIVERSITY SERIES 2006C		5.00%		08/15/16	155,000	159,356
REV UNIVERSITY SERIES 2008A		5.00%		08/15/16	280,000	287,956
REV UNIVERSITY SERIES A		0.04%		01/06/16	7,000,000	7,000,000
REV UNIVERSITY SERIES A		0.05%		02/09/16	8,000,000	8,000,000
WACO TEX INDPT SCH DIST
GO (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.25%		08/15/16	100,000	102,322
WEATHERFORD TEX INDPT SCH DIST
GO SERIES 2001 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.31%		02/15/16	100,000	99,961
WYLIE TEX INDPT SCH DIST
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.39%		08/15/16	100,000	99,752
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.40%		08/15/16	600,000	598,197
GO SERIES 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.51%		08/15/16	200,000	199,355
						381,796,713
Utah 0.4%
INTERMOUNTAIN PWR AGY UTAH
REV POWER SERIES B-1&B-2 (LIQ: JPMORGAN CHASE BANK NA)		0.06%		03/02/16	8,000,000	8,000,000
REV POWER SERIES B-1&B-2 (LIQ: JPMORGAN CHASE BANK NA)		0.07%		03/02/16	7,500,000	7,500,000
						15,500,000
Virginia 0.4%
METROPOLITAN WASHINGTON AIRPORTS AUTHORITY
REV TRANSPORTATION SERIES 2009B		5.00%		10/01/16	135,000	139,588
SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.03%		01/04/16	3,300,000	3,300,000
SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.06%		02/03/16	5,000,000	5,000,000
SERIES 1 (LOC: JPMORGAN CHASE BANK NA)		0.06%		02/05/16	5,000,000	5,000,000
VIRGINIA COMWLTH TRANSN BRD
REV TRANSPORTATION (VIRGINIA COMMONWEALTH OF) SERIES 2011		5.00%		05/15/16	4,000,000	4,068,987
VIRGINIA ST HSG DEV AUTH
REV HOUS SINGL (VIRGINIA ST HSG DEV AUTH CMWLTH) SERIES 2015C5		1.20%		07/01/16	300,000	300,667
						17,809,242
See financial notes    89

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Washington 0.2%
CENTRAL PUGET SOUND REGIONAL TRANSPORTATION AUTHORITY WA
REV TRANSPORTATION SERIES 2009P-1		5.00%		02/01/16	250,000	250,985
KING CNTY WASH
GO SERIES 2007D		5.00%		01/01/16	330,000	330,000
GO SERIES 2009		5.00%		01/01/16	205,000	205,000
GO SERIES 2013		5.00%		06/01/16	100,000	101,919
KING CNTY WASH SCH DIST NO 403 RENTON
GO SERIES 2014 (GTY: STATE OF WASHINGTON)		5.00%		06/01/16	200,000	203,858
KING CNTY WASH SCH DIST NO 415 KENT
GO SERIES 2005 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	160,000	166,411
PIERCE CNTY WASH SCH DIST NO 83 UNIV PL
GO SERIES 2012 (GTY: STATE OF WASHINGTON)		3.00%		12/01/16	100,000	102,279
SNOHOMISH CNTY WASH SCH DIST NO 15 EDMONDS
GO SERIES 2014 (GTY: STATE OF WASHINGTON)		5.00%		12/01/16	165,000	171,691
STATE OF WASHINGTON
GO SERIES 12-2007A		5.00%		01/01/16	110,000	110,000
GO SERIES 2007F		4.50%		07/01/16	150,000	153,065
GO SERIES 2008A		5.00%		07/01/16	150,000	153,460
GO SERIES 2009A		5.00%		07/01/16	700,000	716,102
GO SERIES 2009E		5.00%		02/01/16	125,000	125,491
GO SERIES 2012E		5.00%		02/01/16	105,000	105,418
GO SERIES R-2010B		5.00%		01/01/16	505,000	505,000
GO SERIES R-2012A		5.00%		07/01/16	100,000	102,289
GO SERIES R-2012C		5.00%		07/01/16	640,000	654,772
GO SERIES R-2013B		5.00%		07/01/16	125,000	127,790
GO SERIES R-2015D		3.00%		07/01/16	100,000	101,272
REV COP SERIES 2006J		3.63%		07/01/16	185,000	187,871
REV LEASE REV SERIES 2010D		4.00%		01/01/16	275,000	275,000
REV LEASE REV SERIES 2011A		3.00%		01/01/16	130,000	130,000
REV SPECIAL TAX SERIES 2008D		5.00%		01/01/16	365,000	365,000
REV STATE SERIES 2009B		5.00%		07/01/16	350,000	358,049
REV TRANSPORTATION SERIES 2010B		5.00%		08/01/16	1,000,000	1,027,218
WASHINGTON ST HLTH CARE FACS AUTH
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2011B		5.00%		10/01/16	150,000	154,964
REV HOSPITAL (SEATTLE CHILDRENS HOSPITAL) SERIES 2009		4.00%		10/01/16	100,000	102,550
						6,987,454
Wisconsin 0.6%
WISCONSIN ST HEALTH & EDL FACS AUTH
(AURORA HEALTH CARE) SERIES 2008B (LOC: JPMORGAN CHASE BANK NA)		0.17%		05/04/16	6,500,000	6,500,000
REV HEALTHCARE (AURORA HEALTH CARE) SERIES 2010 C (LOC: BANK OF AMERICA NA)		0.09%		02/04/16	14,975,000	14,975,000
WISCONSIN STATE OF
GO SERIES 2005D (ESCROW)		5.00%		05/01/16	1,300,000	1,320,178
GO SERIES 2006A (ESCROW)		5.00%		05/01/16	1,700,000	1,726,386
GO SERIES 2007C		5.00%		05/01/16	100,000	101,528
GO SERIES 2010-A		4.00%		05/01/16	200,000	202,406
GO SERIES 2011 SER		5.00%		05/01/16	165,000	167,544
GO SERIES 2011 SER		4.00%		11/01/16	125,000	128,667
90    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES 2011B		5.00%		05/01/16	100,000	101,500
GO SERIES C		5.00%		05/01/16	275,000	279,174
						25,502,383
Total Fixed-Rate Securities
(Cost $1,386,271,063)						1,386,271,063

Variable-Rate Securities 59.0% of net assets
Alabama 6.2%
ALABAMA SPL CARE FACS FING AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2006C2 (LIQ: BANK OF AMERICA NA)	a	0.07%		01/07/16	6,180,000	6,180,000
ALABAMA ST MUN FDG CORP
REV PUBLIC SERVICES SERIES 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.04%		01/07/16	9,025,000	9,025,000
REV PUBLIC SERVICES SERIES 2008 A - (LOC: US BANK NATIONAL ASSOCIATION)		0.04%		01/07/16	35,845,000	35,845,000
ALABAMA ST PUB SCH & COLLEGE AUTH
REV SCHOOL SERIES 2007 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	28,655,000	28,655,000
ALABAMA STATE OF
GO SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
BIRMINGHAM ALA WTRWKS BRD
REV WATER & SEWER SERIES 2011 (LIQ: DEUTSCHE BANK AG)	a	0.13%		01/07/16	8,965,000	8,965,000
REV WATER & SEWER SERIES 2013B (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	10,310,000	10,310,000
COLUMBIA ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 2014A		0.03%		01/04/16	13,050,000	13,050,000
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 2014D		0.05%		01/07/16	12,500,000	12,500,000
MOBILE ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 2007C		0.06%		01/07/16	15,500,000	15,500,000
MOBILE CNTY ALA INDL DEV AUTH
REV IDB & PCR (SSAB ALBAMA INC) SERIES 2010 A (LOC: SWEDBANK AB)		0.02%		01/07/16	15,960,000	15,960,000
REV IDB & PCR (SSAB ALBAMA INC) SERIES 2011 (LOC: CREDIT AGRICOLE CORPORATE & INVESTMENT BANK SA)		0.02%		01/07/16	30,000,000	30,000,000
TROY ALA HEALTH CARE AUTH
REV HOSPITAL SERIES 2003 (LOC: FEDERAL HOME LOAN BANKS)		0.01%		01/07/16	1,775,000	1,775,000
TUSCALOOSA CNTY ALA INDL DEV AUTH
REV IDB & PCR (HUNT REFINING CO) SERIES 2008C (LOC: BANK OF NOVA SCOTIA)		0.01%		01/07/16	13,000,000	13,000,000
REV IDB & PCR (HUNT REFINING CO) SERIES 2011H (LOC: BANK OF NOVA SCOTIA)		0.01%		01/07/16	25,000,000	25,000,000
REV IDB & PCR SERIES 2008A (LOC: CITIBANK NA)		0.02%		01/07/16	10,000,000	10,000,000
WEST JEFFERSON ALA INDL DEV BRD
REV IDB & PCR (ALABAMA POWER COMPANY) SERIES 1998		0.06%		01/07/16	15,000,000	15,000,000
						255,765,000
Alaska 0.0%
VALDEZ ALASKA
REV IDB & PCR (EXXON MOBIL CORP) REVENUE ANTICIPATION NOTE SERIES 1993C		0.01%		01/04/16	800,000	800,000
See financial notes    91

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Arizona 0.7%
ARIZONA HEALTH FAC AUTH
REV HOSPITAL (BANNER HEALTH) SERIES 2008A&D, 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	4,770,000	4,770,000
REV HOSPITAL (BANNER HEALTH) SERIES 2015 C (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	9,000,000	9,000,000
REV HOSPITAL (DIGNITY HEALTH) SERIES 2008 B (LOC: BARCLAYS BANK PLC)		0.01%		01/07/16	3,375,000	3,375,000
MARICOPA CNTY ARIZ INDL DEV AUTH
REV HEALTHCARE (CHRISTIAN CARE RETIREMENT APARTMENTS INC) SERIES 2005 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	11,960,000	11,960,000
						29,105,000
Arkansas 0.1%
FORT SMITH ARK
REV SPECIAL TAX (MITSUBISHI PWR SYS AMERICAS) SERIES 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.05%		01/07/16	5,935,000	5,935,000
California 2.4%
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (LIFE CHIROPRACTIC COLLEGE WEST) SERIES 1999 (LOC: BANK OF THE WEST)		0.03%		01/07/16	60,000	60,000
CALIFORNIA HEALTH FACS FING AUTH
REV HEALTHCARE (KAISER PERMANENTE) SERIES 2006C		0.01%		01/07/16	7,700,000	7,700,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,750,000	3,750,000
REV HOSPITAL (SUTTER HEALTH) SERIES 2011D (LIQ: CITIBANK NA)	a	0.02%		01/07/16	4,000,000	4,000,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
REV POWER (PACIFIC GAS & ELECTRIC CO) SERIES 2009A (LOC: MUFG UNION BANK NA)		0.01%		01/04/16	2,400,000	2,400,000
REV UNIVERSITY (CASA LOMA COLLEGE) SERIES 2009 (LOC: COMERICA BANK)		0.05%		01/07/16	3,345,000	3,345,000
REV UTILITY (PACIFIC GAS & ELECTRIC CO) SERIES 2009B (LOC: MUFG UNION BANK NA)		0.01%		01/04/16	4,200,000	4,200,000
CALIFORNIA MUN FIN AUTH
REV IDB & PCR (CHEVRON CORP) SERIES 2010A		0.01%		01/04/16	7,000,000	7,000,000
CALIFORNIA POLLUTION CTL FING AUTH
REV IDB & PCR (HILMAR CHEESE CO INC) SERIES 2010 (LOC: COBANK ACB)		0.02%		01/07/16	5,285,000	5,285,000
REV WASTE/POLLUTION (BLT ENTERPRISES) SERIES 2010 (LOC: MUFG UNION BANK NA)		0.02%		01/07/16	10,935,000	10,935,000
CALIFORNIA ST
GO SERIES 2004 A4 (LOC: CITIBANK NA)		0.01%		01/04/16	6,630,000	6,630,000
COAST CMNTY COLLEGE DIST CALIF
GO SERIES 2006B (LIQ: DEUTSCHE BANK AG)	a	0.10%		01/07/16	6,005,000	6,005,000
LOS ANGELES CALIF CMNTY COLLEGE DIST
REV SCHOOL SERIES 2007A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	8,700,000	8,700,000
LOS ANGELES CALIF DEPT WTR
REV WATER & SEWER SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	4,700,000	4,700,000
NEWPORT-MESA CALIF UNI SCH DIST
GO SERIES 2007 (LIQ: DEUTSCHE BANK AG)	a	0.09%		01/07/16	2,250,000	2,250,000
92    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PITTSBURG CALIF PUB FING AUTH
REV WATER & SEWER SERIES 2008 (LOC: BANK OF THE WEST)		0.02%		01/07/16	2,915,000	2,915,000
SAN DIEGO CALIF CMNTY COLLEGE DIST
GO SERIES 2009 (LIQ: DEUTSCHE BANK AG)	a	0.03%		01/07/16	5,000,000	5,000,000
SAN FRANCISCO CALIF CITY & CNTY
REV LEASE REV SERIES 2010A (LIQ: MORGAN STANLEY BANK NA)	a	0.03%		01/07/16	3,340,000	3,340,000
UNIVERSITY OF CALIFORNIA
REV UNIVERSITY SERIES 2015I (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	11,885,000	11,885,000
						100,100,000
Colorado 2.1%
BROOMFIELD COLO URBAN RENEWAL AUTH
REV SPECIAL TAX SERIES 2005 (LOC: BNP PARIBAS SA)		0.07%		01/07/16	18,055,000	18,055,000
COLORADO HEALTH FACS AUTH REV
REV HOSPITAL (SISTERS OF CHARITY OF LEAVENWORTH HLTH SVCS CORP) SERIES 2013A (LIQ: CITIBANK NA)	a	0.03%		01/07/16	1,000,000	1,000,000
REV HOSPITAL (SISTERS OF CHARITY OF LEAVENWORTH HLTH SVCS CORP) SERIES 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	7,000,000	7,000,000
COLORADO HOUSING & FINANCE AUTHORITY
REV HOUS SINGL SERIES 2002 B3 (LIQ: BANK OF AMERICA NA)		0.01%		01/07/16	3,875,000	3,875,000
COLORADO SPRINGS COLO UTILS
REV UTILITY SERIES 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.03%		01/07/16	6,000,000	6,000,000
LAFAYETTE COLO
REV MULTI FAM HOUSING (TRADITIONS AT LAFAYETTE LLC) SERIES 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	12,450,000	12,450,000
MIDCITIES MET DIST NO 1 COLO
REV SALES TAX SERIES 2004B (LOC: BNP PARIBAS SA)		0.11%		01/07/16	4,000,000	4,000,000
PARKER AUTOMOTIVE MET DIST COLO
REV SPECIAL TAX SERIES 2005 (LOC: US BANK NATIONAL ASSOCIATION)		0.03%		01/07/16	770,000	770,000
SHERIDAN REDEV AGY COLO TAX INCREAMENT REV
REV SPECIAL TAX SERIES 2011A1 (LOC: JPMORGAN CHASE BANK NA)		0.04%		01/07/16	9,425,000	9,425,000
UNIVERSITY OF COLORADO
REV UNIVERSITY SERIES 2011A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	8,000,000	8,000,000
REV UNIVERSITY SERIES 2013A (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	9,000,000	9,000,000
REV UNIVERSITY SERIES 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,625,000	5,625,000
						85,200,000
Connecticut 0.6%
CONNECTICUT ST HEALTH & EDL FACS A
REV UNIVERSITY (YALE UNIVERSITY) SERIES 2013A		1.35%		07/21/16	16,245,000	16,337,880
CONNECTICUT STATE OF
GO SERIES 2014A		0.05%		01/01/16	2,500,000	2,500,000
GO SERIES 2015D (LIQ: JP MORGAN SECURITIES LLC)	a	0.01%		01/07/16	3,200,000	3,200,000
GO SERIES 2015F (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	3,095,000	3,095,000
						25,132,880
See financial notes    93

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Delaware 0.1%
DELAWARE ST HEALTH FACS AUTH
REV HOSPITAL (CHRISTIANA CARE HLTH SVCS) SERIES 2008A		0.01%		01/04/16	5,270,000	5,270,000
District of Columbia 2.4%
DISTRICT COLUMBIA HSG FIN AGY
REV MULTI FAM HOUSING SERIES 2012 (LOC: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	4,250,000	4,250,000
REV MULTI FAM HOUSING SERIES 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.02%		01/07/16	2,000,000	2,000,000
DISTRICT OF COLUMBIA (WASHINGTON DC)
GO SERIES 2008E (LIQ: BANK OF AMERICA NA)	a	0.07%		01/07/16	3,305,000	3,305,000
REV SPECIAL TAX (DISTRICT COLUMBIA INCOME TAX REV) SERIES 2012B (LIQ: CITIBANK NA)	a	0.02%		01/07/16	6,200,000	6,200,000
REV SPECIAL TAX (DISTRICT COLUMBIA INCOME TAX REV) SERIES 2015 A		0.13%	01/07/16	12/01/16	16,605,000	16,605,000
REV UNIVERSITY (AMERICAN UNIVERSITY) SERIES 2006A (LOC: ROYAL BANK OF CANADA)		0.01%		01/07/16	7,000,000	7,000,000
REV UNIVERSITY (AMERICAN UNIVERSITY) SERIES 2006B (LOC: ROYAL BANK OF CANADA)		0.01%		01/07/16	9,000,000	9,000,000
REV UNIVERSITY (CATHOLIC UNIVERSITY OF AMERICA) SERIES 2007 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.02%		01/07/16	7,755,000	7,755,000
DISTRICT OF COLUMBIA WTR & SWR AUTH
REV WATER & SEWER SERIES 2007A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	9,500,000	9,500,000
REV WATER & SEWER SERIES 2008A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	9,360,000	9,360,000
REV WATER & SEWER SERIES A		0.14%	02/29/16	08/27/16	8,000,000	8,000,000
WASHINGTON D C CONVENTION CTR AUTH
REV CITY SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	14,495,000	14,495,000
						97,470,000
Florida 2.6%
FLORIDA HSG FIN CORP
REV MULTI FAM HOUSING SERIES 2008-K-1 (LOC: FEDERAL HOME LOAN BANKS)		0.01%		01/07/16	6,120,000	6,120,000
FLORIDA ST BRD ED
GO (FLORIDA STATE OF) SERIES 2006B (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	10,000,000	10,000,000
JACKSONVILLE FLA
REV PUBLIC SERVICES SERIES 2008-A (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	8,440,000	8,440,000
JEA
REV POWER (JEA FL ELEC SYS REV) SERIES 2013C (LIQ: CITIBANK NA)	a	0.03%		01/07/16	8,565,000	8,565,000
MIAMI-DADE CNTY FLA
REV SALES TAX (MIAMI-DADE CNTY FLA TRANSIT SALES SURTAX REV) SERIES 2006 (ESCROW) (LIQ: CITIBANK NA)	a	0.03%		01/07/16	7,640,000	7,640,000
ORLANDO & ORANGE CNTY EXPWY AUTH FLA
REV TRANSPORTATION SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.03%		01/07/16	5,000,000	5,000,000
REV TRANSPORTATION SERIES 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	14,715,000	14,715,000
ORLANDO FLA UTILS COMMN
REV POWER SERIES 2015B (LIQ: TD BANK NA)		0.01%		01/07/16	12,755,000	12,755,000
94    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PALM BEACH CNTY FLA
REV EDUCATIONAL INSTITUTION (NORTON GALLERY AND SCHOOL OF ART INC) SERIES 1995 (LOC: NORTHERN TRUST COMPANY (THE))		0.02%		01/07/16	11,800,000	11,800,000
PALM BEACH CNTY FLA SOLID WASTE AUTH
REV WASTE/POLLUTION SERIES 2009A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a	0.03%		01/07/16	2,275,000	2,275,000
SOUTH MIAMI FLA HEALTH FACS AUTH
REV HOSPITAL (BAPTIST HEALTH SOUTH FLORIDA INC) SERIES 2007 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	5,375,000	5,375,000
REV HOSPITAL (BAPTIST HEALTH SOUTH FLORIDA INC) SERIES 2007 (LIQ: JPMORGAN CHASE BANK NA)	a	0.07%		01/07/16	5,185,000	5,185,000
TALLAHASSEE FLA
REV POWER (TALLAHASSEE FLA ENERGY SYS REV) SERIES 2007 (LIQ: CITIBANK NA)	a	0.03%		01/07/16	9,705,000	9,705,000
						107,575,000
Georgia 1.1%
ATLANTA GA (CITY OF)
REV WATER & SEWER (ATLANTA GA WTR & WASTEWTR REV) SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	13,870,000	13,870,000
MAIN STR NAT GAS INC GA GAS PROJ REV
REV UTILITY (ROYAL BANK OF CANADA) SERIES A1 (LOC: ROYAL BANK OF CANADA)		0.07%	01/07/16	06/01/16	17,000,000	17,000,000
REV UTILITY (ROYAL BANK OF CANADA) SERIES A2 (LOC: ROYAL BANK OF CANADA)		0.07%	01/07/16	04/01/16	14,435,000	14,435,000
						45,305,000
Hawaii 0.1%
HAWAII STATE OF
GO SERIES 2007DJ (ESCROW) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	4,995,000	4,995,000
Idaho 0.1%
IDAHO HEALTH FACILITIES AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013ID		0.13%		03/01/16	3,600,000	3,600,000
Illinois 6.2%
BARTLETT ILL
GO SERIES 2004 (LOC: FIFTH THIRD BANK)		0.03%		01/07/16	7,400,000	7,400,000
BLOOMINGTON & NORMAL ILL ARPT
GO SERIES 2012 (LOC: NORTHERN TRUST COMPANY (THE))		0.09%		01/07/16	4,580,000	4,580,000
BLOOMINGTON ILL
GO SERIES 2004 (LIQ: JPMORGAN CHASE BANK NA)		0.09%		01/07/16	8,900,000	8,900,000
BOLINGBROOK ILL
REV SPECIAL TAX SERIES 2005 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.03%		01/07/16	5,425,000	5,425,000
CHICAGO (CITY OF)
REV WATER & SEWER (CHICAGO IL WATER SYSTEM) SERIES 2004-3 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.05%		01/07/16	580,000	580,000
CHICAGO ILL MET WTR RECLAMATION DIST
REV WATER & SEWER SERIES 2007A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	10,350,000	10,350,000
See financial notes    95

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ILLINOIS FINANCE AUTHORITY
REV EDUCATIONAL INSTITUTION (RADIOLOGICAL SOC N AMER) SERIES 1997 (LOC: JPMORGAN CHASE BANK NA)		0.11%		01/07/16	395,000	395,000
REV HEALTHCARE (PRESBYTERIAN HOMES INC) SERIES 2006 (LOC: NORTHERN TRUST COMPANY (THE))		0.03%		01/07/16	6,515,000	6,515,000
REV HEALTHCARE (REGENCY PARK AT LINCOLNWOOD IL) SERIES 1991B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	13,494,000	13,494,000
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2003 A		0.35%		07/21/16	4,125,000	4,125,000
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2015 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,250,000	2,250,000
REV HOSPITAL (LITTLE CO OF MARY HOSP HLTH CARE CTRS-IL) SERIES 2008B (LOC: BARCLAYS BANK PLC)		0.01%		01/07/16	4,800,000	4,800,000
REV HOSPITAL (NORTHSHORE UNIV HLTHSYS) SERIES 2010 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,000,000	2,000,000
REV HOSPITAL (NORTHWESTERN MEM HOSP) SERIES 2007A-3 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	10,000,000	10,000,000
REV HOSPITAL (UNIVERSITY OF CHICAGO MEDICAL CENTER (BERNARD MITCHELL HOSPITAL)) SERIES 2011C (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	7,670,000	7,670,000
REV HOSPITAL SERIES 2004 (LOC: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	14,000,000	14,000,000
REV PUBLIC SERVICES (YMCA OF METRO CHICAGO) SERIES 2001 (LOC: BMO HARRIS BANK NA)		0.01%		01/07/16	5,800,000	5,800,000
REV SCHOOL (FENWICK HIGH SCHOOL IL) SERIES 1997 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	2,000,000	2,000,000
REV SCHOOL (KOHL CHILDRENS MUSEUM OF GTR CHICAGO INC) SERIES 2004 (LOC: NORTHERN TRUST COMPANY (THE))		0.03%		01/07/16	615,000	615,000
REV SCHOOL (PERSPECTIVES CHARTER SCHOOL) SERIES 2003 (LOC: BMO HARRIS BANK NA)		0.05%		01/07/16	4,100,000	4,100,000
REV SCHOOL (UNIVERSITY OF CHICAGO) SERIES 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	8,875,000	8,875,000
REV SCHOOL SERIES 2009C (LOC: PNC BANK NATIONAL ASSOCIATION)		0.01%		01/07/16	2,395,000	2,395,000
REV UNIVERSITY (GARRETT-EVANGELICAL THEOLOGICAL SEMINARY) SERIES 2010 (LOC: FEDERAL HOME LOAN BANKS)		0.01%		01/07/16	4,120,000	4,120,000
REV UNIVERSITY (LAKE FOREST COLLEGE) SERIES 2008 (LOC: NORTHERN TRUST COMPANY (THE))		0.03%		01/07/16	3,500,000	3,500,000
REV UNIVERSITY (UNIVERSITY OF CHICAGO) SERIES 2013A (LIQ: CREDIT SUISSE AG)	a	0.13%		01/07/16	940,000	940,000
ILLINOIS HEALTH FACS AUTH
REV HOSPITAL (ADVOCATE HLTH CARE NETWORK) SERIES 2003C		0.27%		05/05/16	3,515,000	3,515,000
ILLINOIS HSG DEV AUTH
REV MULTI FAM HOUSING (BROOKHAVEN APARTMENTS LP) SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.14%		01/07/16	8,605,000	8,605,000
ILLINOIS ST TOLL HWY AUTH
REV TRANSPORTATION SERIES 2008A-1a (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	49,310,000	49,310,000
REV TRANSPORTATION SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	1,215,000	1,215,000
REV TRANSPORTATION SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	6,185,000	6,185,000
96    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV TRANSPORTATION SERIES 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.02%		01/07/16	8,000,000	8,000,000
REV TRANSPORTATION SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.03%		01/07/16	10,000,000	10,000,000
REV TRANSPORTATION SERIES 2015B (LIQ: CITIBANK NA)	a	0.02%		01/07/16	1,140,000	1,140,000
REV TRANSPORTATION SERIES 2015B (LIQ: ROYAL BANK OF CANADA)	a	0.03%		01/07/16	3,100,000	3,100,000
REGIONAL TRANSN AUTH ILL
REV SALES TAX SERIES 1999 (LIQ: CITIBANK NA)	a	0.03%		01/07/16	9,900,000	9,900,000
REV TRANSPORTATION SERIES 2000A (LIQ: BANK OF AMERICA NA)	a	0.10%		01/07/16	6,665,000	6,665,000
WILL CNTY ILL CMNTY UNIT SCH DIST NO 365-U VY VIEW
GO SERIES 2005 (LOC: WELLS FARGO & COMPANY)	a	0.03%		01/07/16	15,605,000	15,605,000
						258,069,000
Indiana 1.7%
DEARBORN CNTY IND
REV HOSPITAL (DEARBORN COUNTY HOSPITAL) SERIES 2006 (LOC: FIFTH THIRD BANK)		0.10%		01/07/16	2,000,000	2,000,000
INDIANA ST FINANCE AUTHORITY
REV HEALTHCARE (INDIANA UNIVERSITY HEALTH) SERIES 2011L&M (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	15,200,000	15,200,000
REV HOSPITAL (FRANCISCAN ALLIANCE INC) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	5,000,000	5,000,000
REV HOSPITAL (INDIANA UNIVERSITY HEALTH) SERIES 2011C (LOC: NORTHERN TRUST COMPANY (THE))		0.01%		01/07/16	2,590,000	2,590,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2008D-1		0.01%		01/07/16	6,245,000	6,245,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a	0.04%		01/07/16	7,055,000	7,055,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,000,000	2,000,000
REV IDB & PCR (AC GRAIN LLC) SERIES 2012 (LOC: COBANK ACB)		0.02%		01/07/16	28,500,000	28,500,000
						68,590,000
Iowa 1.8%
IOWA HIGHER EDUCATION LOAN AUTHORITY
REV STUDENT LOANS (UNIV OF DUBUQUE) SERIES 2004 (LOC: FIFTH THIRD BANK)		0.03%		01/04/16	2,100,000	2,100,000
IOWA ST FINANCE AUTHORITY
REV HOUS SINGL (IOWA FINANCE AUTHORITY - 1991 SF RESOLUTION) SERIES 2015 B (LIQ: FEDERAL HOME LOAN BANKS)		0.01%		01/07/16	3,400,000	3,400,000
REV IDB & PCR (CARGILL INC) SERIES 2009B		0.04%		01/07/16	15,259,000	15,259,000
REV IDB & PCR (CARGILL INC) SERIES 2012A		0.03%		01/07/16	16,900,000	16,900,000
REV IDB & PCR (FARMERS COOPERATIVE COMPANY (FARNHAMVILLE)) SERIES 2010 (LOC: COBANK ACB)		0.02%		01/07/16	10,000,000	10,000,000
REV IDB & PCR (GENESEO COMMUNICATIONS INC) SERIES 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	12,100,000	12,100,000
REV IDB & PCR (HF CHLOR ALKALI LLC) SERIES 2012 (LOC: US BANK NATIONAL ASSOCIATION)		0.06%		01/07/16	15,000,000	15,000,000
						74,759,000
See financial notes    97

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas 0.4%
KANSAS ST DEV FIN AUTH
REV HOSPITAL (ADVENTIST HLTH SYS/SUNBELT) SERIES 2012A (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	9,065,000	9,065,000
SHAWNEE KANS
REV MULTI FAM HOUSING SERIES 2008-A (LOC: BMO HARRIS BANK NA)		0.01%		01/07/16	5,375,000	5,375,000
STATE OF KANSAS DEPARTMENT OF TRANSPORTATION
REV TRANSPORTATION SERIES 2015B (LIQ: CITIBANK NA)	a	0.02%		01/07/16	1,600,000	1,600,000
						16,040,000
Kentucky 0.1%
RICHMOND KY
REV LEASE REV SERIES 2006 A (LOC: US BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	3,235,000	3,235,000
Louisiana 1.4%
ASCENSION PARISH LA INDL DEV BRD INC
REV IDB & PCR (BASF CORP) SERIES 2009		0.04%		01/07/16	15,000,000	15,000,000
EAST BATON ROUGE PARISH LA INC INDL DEV BRD
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2010A		0.01%		01/04/16	2,000,000	2,000,000
LOUISIANA LOC GOVT ENVIRONMENTAL FACS & CMNTY DEV AUTH
REV SCHOOL (LOUISE S MCGEHEE SCHOOL) SERIES 2010 (LOC: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	5,460,000	5,460,000
LOUISIANA PUB FACS AUTH
REV POWER (DYNAMIC FUELS LLC) SERIES 2008 (LOC: BANK OF AMERICA NA)		0.01%		01/04/16	16,700,000	16,700,000
LOUISIANA STATE OF
GO SERIES 2012A (LIQ: DEUTSCHE BANK AG)	a	0.11%		01/07/16	9,000,000	9,000,000
SHREVEPORT LA HOME MTG AUTH
REV MULTI FAM HOUSING SERIES 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	3,540,000	3,540,000
ST TAMMANY PARISH LA DEVELOPMENT DISTRICT
REV SPECIAL TAX SERIES 2006A (LOC: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	4,965,000	4,965,000
REV SPECIAL TAX SERIES 2008 (LOC: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	3,245,000	3,245,000
						59,910,000
Maine 0.7%
MAINE HEALTH & HIGHER EDL FACS AUTH
REV UNIVERSITY SERIES 2006F (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	29,440,000	29,440,000
Maryland 0.5%
BALTIMORE MD
REV WATER & SEWER (BALTIMORE WATER SYSTEM) SERIES 2013A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	4,700,000	4,700,000
MARYLAND HEALTH AND HIGHER EDUCATIONAL FACILITIES AUTHORITY
REV UNIVERSITY (JOHNS HOPKINS UNIVERSITY) SERIES 2005A		0.01%		01/07/16	5,325,000	5,325,000
WASHINGTON SUBN SAN DIST MD
GO SERIES A-2 (LIQ: TD BANK NA)		0.01%		01/07/16	12,000,000	12,000,000
						22,025,000
98    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts 1.7%
COMMONWEALTH OF MASSACHUSETTS
GO SERIES 2004A (LIQ: JPMORGAN CHASE BANK NA)	a	0.03%		01/07/16	2,000,000	2,000,000
GO SERIES 2007A (LIQ: SOCIETE GENERALE SA)	a	0.01%		01/07/16	3,845,000	3,845,000
GO SERIES 2015A (LIQ: CITIBANK NA)	a	0.01%		01/07/16	1,325,000	1,325,000
MASSACHUSETTS BAY TRANSPORTATION AUTHORITY
GO (COMMONWEALTH OF MASSACHUSETTS) SERIES 2000A-1 (LIQ: BARCLAYS BANK PLC)		0.03%		01/07/16	17,000,000	17,000,000
GO (COMMONWEALTH OF MASSACHUSETTS) SERIES 2000A-2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	3,230,000	3,230,000
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
REV SALES TAX SERIES 2015C (LIQ: CITIBANK NA)	a	0.01%		01/07/16	2,300,000	2,300,000
MASSACHUSETTS ST DEV FIN AGY
REV UNIVERSITY (BOSTON UNIVERSITY) SERIES U-3 (LOC: NORTHERN TRUST COMPANY (THE))		0.01%		01/07/16	4,800,000	4,800,000
MASSACHUSETTS ST HEALTH & EDL FACS AUTH
REV HEALTHCARE (PARTNERS HEALTHCARE SYSTEM INC) SERIES P2 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	5,000,000	5,000,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES P1 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	1,000,000	1,000,000
REV SCHOOL (MUSEUM OF FINE ARTS) SERIES 2007-A2 (LIQ: BANK OF AMERICA NA)		0.01%		01/04/16	7,125,000	7,125,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2007E&F (ESCROW) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	6,985,000	6,985,000
MASSACHUSETTS ST WTR RES AUTH
REV WATER & SEWER SERIES 2008 F (LIQ: BANK OF NEW YORK MELLON/THE)		0.01%		01/07/16	4,300,000	4,300,000
UNIVERSITY OF MASSACHUSETTS BLDG AUTH
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2013-1 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	5,840,000	5,840,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	4,050,000	4,050,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.14%		01/07/16	1,300,000	1,300,000
						70,100,000
Michigan 1.9%
MICHIGAN HIGHER ED FACS AUTH
REV UNIVERSITY (SPRING ARBOR UNIVERSITY) SERIES 2010 (LOC: COMERICA BANK)		0.02%		01/07/16	3,100,000	3,100,000
MICHIGAN ST HOSP FIN AUTH
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 1999B-3		0.30%		02/03/16	4,000,000	4,003,948
MICHIGAN ST STRATEGIC FUND
REV IDB & PCR SERIES 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	9,500,000	9,500,000
MICHIGAN STATE FINANCE AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013MI-1		0.13%		03/01/16	22,000,000	22,000,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013MI3 (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	28,495,000	28,495,000
MICHIGAN STATE UNIVERSITY
REV UNIVERSITY SERIES 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	5,000,000	5,000,000
See financial notes    99

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REGENTS OF THE UNIVERSITY OF MICHIGAN
REV UNIVERSITY SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,185,000	6,185,000
REV UNIVERSITY SERIES J-2		0.07%	02/02/16	08/29/16	1,000,000	1,000,000
						79,283,948
Minnesota 0.1%
BLOOMINGTON MINN
REV MULTI FAM HOUSING (BRISTOL APTS LP) SERIES 2002A-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	3,745,000	3,745,000
Mississippi 0.4%
MISSISSIPPI BUSINESS FINANCE CORP
REV IDB & PCR (CHEVRON CORP) SERIES 2011A		0.01%		01/04/16	1,000,000	1,000,000
REV POWER (CHEVRON CORP) SERIES 2007C		0.01%		01/04/16	3,600,000	3,600,000
MISSISSIPPI DEV BK
REV TRANSPORTATION (MISSISSIPPI STATE OF) SERIES 2012 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	10,000,000	10,000,000
						14,600,000
Missouri 0.3%
MISSOURI ST HEALTH & EDL FACS AUTH
REV HOSPITAL (BJC HEALTH SYSTEM) SERIES 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	9,000,000	9,000,000
ST CHARLES CNTY MO INDL DEV AUTH
REV IDB & PCR (PATRIOT MACHINE INC) SERIES 2007 (LOC: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	4,125,000	4,125,000
						13,125,000
Nebraska 0.6%
CUSTER CNTY NEB
REV IDB & PCR (THE ANDERSONS) SERIES 2011 (LOC: US BANK NATIONAL ASSOCIATION)		0.01%		01/07/16	21,000,000	21,000,000
WASHINGTON CNTY NEB
REV IDB & PCR (CARGILL INC) SERIES 2010		0.04%		01/07/16	5,000,000	5,000,000
						26,000,000
Nevada 0.8%
CLARK CNTY NEV
GO SERIES 2011 (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	14,570,000	14,570,000
REV TRANSPORTATION (CLARK CNTY NEV ARPT) SERIES 2007A2 (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	4,735,000	4,735,000
CLARK CNTY NEV SCH DIST
GO SERIES 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	10,000,000	10,000,000
LAS VEGAS NEV
REV RECREATIONAL SERIES 2005 (LOC: BANK OF AMERICA NA)		0.03%		01/07/16	4,065,000	4,065,000
LAS VEGAS VALLEY NEV WTR DIST
GO SERIES 2006A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.03%		01/07/16	1,000,000	1,000,000
						34,370,000
100    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey 0.6%
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2005B,2006A&2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	16,520,000	16,520,000
REV UNIVERSITY (RUTGERS UNIVERSITY NEW JERSEY) SERIES 2013 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	3,500,000	3,500,000
RUTGERS UNIVERSITY NEW JERSEY
REV UNIVERSITY SERIES 2013L (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,750,000	3,750,000
						23,770,000
New York 6.5%
MONROE SEC & SAFETY SYS LOC DEV NY REV
REV PUBLIC SERVICES SERIES 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.01%		01/07/16	15,190,000	15,190,000
NASSAU HEALTH CARE CORP N Y
REV HOSPITAL SERIES 2009 B1 (LOC: TD BANK NA)		0.01%		01/07/16	7,490,000	7,490,000
NEW YORK CITY INDUSTRIAL DEVELOPMENT AGENCY
REV SCHOOL SERIES 2002 (LOC: FEDERAL HOME LOAN BANKS)		0.03%		01/07/16	14,515,000	14,515,000
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 2003F1 A (LIQ: WELLS FARGO BANK NA)		0.01%		01/07/16	2,750,000	2,750,000
REV WATER & SEWER SERIES 2011DD-1 (LIQ: TD BANK NA)		0.01%		01/04/16	4,690,000	4,690,000
REV WATER & SEWER SERIES 2013 AA2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	23,500,000	23,500,000
REV WATER & SEWER SERIES FISCAL 2008DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	7,845,000	7,845,000
REV WATER & SEWER SERIES FISCAL 2009DD (LIQ: CITIBANK NA)	a	0.02%		01/07/16	1,280,000	1,280,000
REV WATER & SEWER SERIES FISCAL 2009GG2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	500,000	500,000
REV WATER & SEWER SERIES FISCAL 2012AA (LIQ: CITIBANK NA)	a	0.02%		01/07/16	7,000,000	7,000,000
REV WATER & SEWER SERIES FISCAL 2013BB (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	3,750,000	3,750,000
REV WATER & SEWER SERIES FISCAL 2013CC (LIQ: BARCLAYS BANK PLC)	a	0.02%		01/07/16	1,240,000	1,240,000
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2009S3 (LIQ: DEUTSCHE BANK AG)	a	0.10%		01/07/16	8,465,000	8,465,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2007S2 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	12,300,000	12,300,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2008S1 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	4,000,000	4,000,000
REV CITY SERIES 2015 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/04/16	2,950,000	2,950,000
REV CITY SERIES 2016A4 (LIQ: BANK OF AMERICA NA)		0.01%		01/04/16	1,415,000	1,415,000
REV CITY SERIES FISCAL 2015B1 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	9,920,000	9,920,000
NEW YORK LIBERTY DEVELOPMENT CORP
REV CITY (PORT AUTHORITY OF NEW YORK & NEW JERSEY) SERIES 2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.03%		01/07/16	24,185,000	24,185,000
REV CITY SERIES 2005 (LOC: WELLS FARGO & COMPANY)	a	0.01%		01/07/16	7,000,000	7,000,000
See financial notes    101

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK N Y
GO SERIES D-4 (LOC: TD BANK NA)		0.01%		01/04/16	3,520,000	3,520,000
GO SERIES FISCAL 2005C3 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	4,000,000	4,000,000
GO SERIES FISCAL 2009I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	8,250,000	8,250,000
NEW YORK N Y CITY HSG DEV CORP
REV MULTI FAM HOUSING SERIES 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,000,000	2,000,000
REV MULTI FAM HOUSING SERIES 2015 D-3 (LIQ: CITIBANK NA)		0.02%		01/07/16	1,500,000	1,500,000
REV MULTI FAM HOUSING SERIES 2015 D-4 (LIQ: WELLS FARGO BANK NA)		0.02%		01/07/16	2,000,000	2,000,000
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2012D (LIQ: BARCLAYS BANK PLC)	a	0.02%		01/07/16	4,000,000	4,000,000
NEW YORK ST HSG FIN AGY
REV MULTI FAM HOUSING (625 WEST 57th STREET HOUSING NY) SERIES 2015 A-1 (LOC: BANK OF NEW YORK MELLON/THE)		0.01%		01/07/16	2,480,000	2,480,000
REV MULTI FAM HOUSING (LIBERTY STREET REALTY LLC) SERIES 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	2,675,000	2,675,000
REV MULTI FAM HOUSING (MAIDEN LANE PROPERTIES LLC) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	12,500,000	12,500,000
REV MULTI FAM HOUSING SERIES 2014A (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	1,200,000	1,200,000
NEW YORK ST PWR AUTH REV & GEN PURP
REV POWER SERIES 2007A (LIQ: CITIBANK NA)	a	0.03%		01/07/16	6,835,000	6,835,000
NEW YORK ST TWY AUTH
REV SPECIAL TAX SERIES 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a	0.02%		01/07/16	7,000,000	7,000,000
NEW YORK ST URBAN DEV CORP
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	4,465,000	4,465,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	9,000,000	9,000,000
NY ST DORM AUTH
REV SALES TAX (NEW YORK STATE SALES TAX BONDS) SERIES 2015B (LIQ: WELLS FARGO BANK NA)	a	0.01%		01/07/16	9,000,000	9,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	6,000,000	6,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	4,000,000	4,000,000
PORT AUTHORITY OF NEW YORK & NEW JERSEY
REV TRANSPORTATION SERIES 144TH (LIQ: CITIBANK NA)	a	0.02%		01/07/16	525,000	525,000
RAMAPO N Y HSG AUTH
REV HOUSING SERIES 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.11%		01/07/16	5,245,000	5,245,000
TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
REV TRANSPORTATION SERIES 2002 F (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.02%		01/04/16	10,765,000	10,765,000
UTILITY DEBT SECURITIZATION AUTHORITY
REV POWER SERIES 2015 (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	1,500,000	1,500,000
						268,445,000
102    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Carolina 1.1%
CHARLOTTE N C
REV COP SERIES 2013 G (LIQ: WELLS FARGO BANK NA)		0.01%		01/07/16	4,980,000	4,980,000
NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY
REV UNIVERSITY (DUKE UNIVERSITY) SERIES 2015B (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	9,420,000	9,420,000
REV UNIVERSITY (GUILFORD COLLEGE) SERIES 2005B (LOC: BRANCH BANKING AND TRUST COMPANY)		0.02%		01/07/16	7,800,000	7,800,000
NORTH CAROLINA INFRASTRUCTURE FIN CORP
REV LEASE REV (NORTH CAROLINA STATE OF) SERIES 2007A (LIQ: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	10,085,000	10,085,000
NORTH CAROLINA MED CARE COMMN
REV HOSPITAL (WAYNE MEMORIAL HOSPITAL) SERIES 2009 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.03%		01/07/16	1,800,000	1,800,000
RALEIGH N C
REV WATER & SEWER (RALEIGH UTILITIES NC) SERIES 2008B (LIQ: BANK OF AMERICA NA)		0.01%		01/07/16	11,150,000	11,150,000
						45,235,000
North Dakota 0.2%
RICHLAND CNTY N D
REV IDB & PCR (MINN-DAK FARMERS COOPERATIVE) SERIES 2010B (LOC: COBANK ACB)		0.01%		01/07/16	7,000,000	7,000,000
Ohio 0.9%
ALLEN CNTY OHIO
REV HOSPITAL (MERCY HEALTH (OHIO)) SERIES 2012A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	7,500,000	7,500,000
FRANKLIN CNTY OHIO
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2011 C		0.05%	01/07/16	06/01/16	4,000,000	4,000,000
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2011D		4.00%		08/01/16	5,120,000	5,228,040
REV HOSPITAL (OHIOHEALTH CORP) SERIES 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.02%		01/07/16	2,000,000	2,000,000
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013OH		0.13%		03/01/16	5,500,000	5,500,000
NORTHEAST OHIO REGIONAL SEWER DISTRICT
REV WATER & SEWER SERIES 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.02%		01/07/16	4,375,000	4,375,000
OHIO ST WTR DEV AUTH
REV WATER & SEWER (TIMKEN COMPANY) SERIES 2001 (LOC: NORTHERN TRUST COMPANY (THE))		0.01%		01/07/16	3,000,000	3,000,000
PORT OF GREATER CINCINNATI DEV AUTH OH
REV PUBLIC SERVICES SERIES 2006 (LOC: US BANK NATIONAL ASSOCIATION)		0.45%		02/01/16	7,585,000	7,585,000
						39,188,040
Oklahoma 0.6%
OKLAHOMA TURNPIKE AUTHORITY
REV TRANSPORTATION SERIES 2006B (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	24,085,000	24,085,000
Oregon 0.1%
OREGON STATE OF
REV IDB & PCR SERIES 223 (LOC: COBANK ACB)		0.01%		01/07/16	3,000,000	3,000,000
See financial notes    103

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PORTLAND ORE CMNTY COLLEGE DIST
GO SERIES 2013 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	3,000,000	3,000,000
						6,000,000
Pennsylvania 1.6%
ALLEGHENY CNTY PA HOSP DEV AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2010B1&B2 (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	29,000,000	29,000,000
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2010C (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	16,700,000	16,700,000
DALLASTOWN PA AREA SCH DIST
GO SERIES 2015		1.25%	01/01/16	04/15/16	1,000,000	1,002,655
PENNSYLVANIA (COMMONWEALTH OF)
GO SERIES 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	800,000	800,000
PENNSYLVANIA STATE UNIVERSITY
REV UNIVERSITY SERIES 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	2,700,000	2,700,000
ST MARY HOSP AUTH PA HEALTH SYS
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2012B		0.01%		01/07/16	4,230,000	4,230,000
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2005A (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	6,665,000	6,665,000
REV UNIVERSITY SERIES 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,925,000	3,925,000
						65,022,655
South Carolina 0.0%
CHARLESTON EDL EXCELLENCE FING CORP S C
REV SCHOOL (CHARLESTON CNTY S C SCH DIST) SERIES 2013B (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	975,000	975,000
Tennessee 1.7%
BLOUNT CNTY TENN INDL DEV BRD
REV IDB & PCR SERIES 2009A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.02%		01/07/16	2,000,000	2,000,000
BLOUNT CNTY TENN PUB BLDG AUTH
REV COUNTY SERIES E-6-A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.02%		01/07/16	13,525,000	13,525,000
CHATTANOOGA TENN INDL DEV BRD
REV LEASE REV (CHATTANOOGA TENN) SERIES 2007 (LIQ: ROYAL BANK OF CANADA)	a	0.03%		01/07/16	3,000,000	3,000,000
CLARKSVILLE TENN PUB BLDG AUTH
REV CITY SERIES 1995 (LOC: BANK OF AMERICA NA)		0.06%		01/07/16	3,430,000	3,430,000
LOUDON TENN INDL DEV BRD
REV IDB & PCR (A.E. STALEY MANUFACTURING CO) SERIES 1991 (LOC: CITIBANK NA)		0.02%		01/07/16	16,200,000	16,200,000
MONTGOMERY CNTY TENN PUB BLDG AUTH
REV COUNTY SERIES 1995 (LOC: BANK OF AMERICA NA)	a	0.06%		01/07/16	1,720,000	1,720,000
REV COUNTY SERIES 1997 (LOC: BANK OF AMERICA NA)		0.06%		01/07/16	1,435,000	1,435,000
SEVIER CNTY TENN PUB BLDG AUTH
GO SERIES V-D-1 (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	7,900,000	7,900,000
SHELBY CNTY TENN
GO SERIES 2015A		0.07%	01/19/16	08/12/16	13,335,000	13,335,000
GO SERIES 2015A		0.08%	01/20/16	08/13/16	6,665,000	6,665,000
						69,210,000
104    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Texas 5.0%
AUSTIN TX (CITY OF)
REV WATER & SEWER (AUSTIN TX WTR & WASTEWATER SYS) SERIES 2008 (LOC: CITIBANK NA)		0.01%		01/07/16	6,100,000	6,100,000
BRAZOS TEX HBR INDL DEV CORP
REV IDB & PCR (BASF CORP) SERIES 2001		0.04%		01/07/16	3,500,000	3,500,000
DALLAS AREA RAPID TRANSIT
REV SALES TAX SERIES 2007 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	2,500,000	2,500,000
EL PASO TEX INDPT SCH DIST
GO SERIES 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)		0.09%		02/18/16	2,330,000	2,330,000
GRAND PARKWAY TRANSPORTATION CORP TEX
REV TRANSPORTATION (TEXAS STATE OF) SERIES 2013B (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
REV TRANSPORTATION (TEXAS STATE OF) SERIES 2013B (LIQ: ROYAL BANK OF CANADA)	a	0.03%		01/07/16	5,270,000	5,270,000
REV TRANSPORTATION (TEXAS STATE OF) SERIES 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.02%		01/07/16	12,000,000	12,000,000
GULF COAST INDL DEV AUTH TEX
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2012		0.01%		01/04/16	6,455,000	6,455,000
HARRIS CNTY TEX
REV TRANSPORTATION (HARRIS CNTY TX TOLL ROAD AUTH) SERIES 2009A (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	9,190,000	9,190,000
HARRIS CNTY TEX HEALTH FACS DEV CORP
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2008A-2		0.01%		01/04/16	5,085,000	5,085,000
HARRIS CNTY TEX MET TRAN AUTH
REV SALES TAX SERIES 2011A (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	4,500,000	4,500,000
HARRIS COUNTY FLOOD CONTROL DISTRICT
GO (HARRIS CNTY TEX) SERIES 2010A (LIQ: BANK OF AMERICA NA)	a	0.05%		01/07/16	5,500,000	5,500,000
HOUSTON TEX HIGHER ED FIN CORP
REV UNIVERSITY (RICE UNIVERSITY) SERIES 2013 A (ESCROW)		0.41%	01/07/16	05/16/16	12,200,000	12,214,844
HOUSTON TEX WTR & SWR SYS
REV WATER & SEWER SERIES 1998A (LIQ: DEUTSCHE BANK AG)	a	0.10%		01/07/16	8,215,000	8,215,000
LOWER NECHES VALLEY AUTH TEX
REV IDB & PCR (CHEVRON CORP) SERIES 1987		0.15%		02/16/16	4,340,000	4,340,000
LUBBOCK TEX HEALTH FACS DEV CORP
REV HOSPITAL (ST JOSEPH HEALTH SYSTEM) SERIES 2008 A		1.13%		10/18/16	930,000	934,010
NORTH TEX MUN WTR DIST TEX
REV WATER & SEWER SERIES 2008 (LIQ: BANK OF AMERICA NA)	a	0.04%		01/07/16	4,565,000	4,565,000
PORT ARTHUR TEX NAV DIST INDL DEV CORP
REV IDB & PCR (TOTAL SA) SERIES 2011		0.02%		01/07/16	8,000,000	8,000,000
REV IDB & PCR (TOTAL SA) SERIES 2012 B		0.02%		01/07/16	10,000,000	10,000,000
REV IDB & PCR (TOTAL SA) SERIES 2012A		0.02%		01/07/16	20,000,000	20,000,000
SAN ANTONIO TEX PUB FACS CORP
REV LEASE REV (SAN ANTONIO TX) SERIES 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	10,005,000	10,005,000
See financial notes    105

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SAN ANTONIO TX
GO SERIES 2006 (LIQ: WELLS FARGO & COMPANY)	a	0.08%		01/07/16	3,661,000	3,661,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2009A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	4,020,000	4,020,000
REV POWER (SAN ANTONIO TEX ELECTRIC & GAS) SERIES 2013 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
TARRANT CNTY TEX CULTURAL ED FACS FIN CORP
REV HOSPITAL (METHODIST HOSP OF DALLAS) SERIES 2008-A (LOC: TD BANK NA)		0.01%		01/04/16	14,320,000	14,320,000
REV HOSPITAL (TEXAS HEALTH RESOURCES) SERIES 2007B (LIQ: BANK OF AMERICA NA)	a	0.12%		01/07/16	5,625,000	5,625,000
REV HOSPITAL (TEXAS HEALTH RESOURCES) SERIES 2008C		0.01%		01/07/16	4,000,000	4,000,000
REV HOSPITAL (TEXAS HEALTH RESOURCES) SERIES 2010 (LIQ: WELLS FARGO BANK NA)	a	0.03%		01/07/16	1,960,000	1,960,000
TEXAS A & M UNIVERSITY
REV UNIVERSITY SERIES 2010B (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	1,500,000	1,500,000
TEXAS ST DEPT HSG & CMNTY AFFAIRS
REV MULTI FAM HOUSING SERIES 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	5,000,000	5,000,000
TEXAS STATE OF
GO SERIES 2015B (LIQ: MIZUHO BANK LTD)		0.01%		01/07/16	6,285,000	6,285,000
TEXAS TRANSPORTATION COMMISSION
GO (TEXAS STATE OF) SERIES 2006B (LIQ: STATE STREET BANK AND TRUST COMPANY; CALIFORNIA PUBLIC EMPLOYEES' RETIREMENT SYSTEM;)		0.01%		01/07/16	4,000,000	4,000,000
GO (TEXAS STATE OF) SERIES 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	4,000,000	4,000,000
						205,074,854
Utah 0.6%
UTAH CNTY UTAH
REV HOSPITAL (IHC HEALTH SERVICES INC) SERIES 2012 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	4,000,000	4,000,000
UTAH HSG CORP (UTAH ST HSG FIN AGY)
REV MULTI FAM HOUSING SERIES 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.06%		01/07/16	9,375,000	9,375,000
UTAH TRANSIT AUTH
REV SALES TAX SERIES 2008A (ESCROW) (LIQ: CITIBANK NA)	a	0.02%		01/07/16	7,230,000	7,230,000
REV SALES TAX SERIES 2015A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	3,370,000	3,370,000
						23,975,000
Virginia 0.3%
FAIRFAX CNTY VA INDL DEV AUTH
REV HOSPITAL (INOVA HEALTH SYSTEM) SERIES 1993A (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	3,330,000	3,330,000
REV HOSPITAL (INOVA HEALTH SYSTEM) SERIES 2012D (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	2,400,000	2,400,000
VIRGINIA COLLEGE BLDG AUTH VA
REV UNIVERSITY (VIRGINIA COMMONWEALTH OF) SERIES 2006A (LIQ: WELLS FARGO & COMPANY)	a	0.04%		01/07/16	4,866,000	4,866,000
						10,596,000
Washington 1.7%
CENTRAL PUGET SOUND REGIONAL TRANSPORTATION AUTHORITY WA
REV TRANSPORTATION SERIES 2015S1 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	2,885,000	2,885,000
106    See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PIERCE CNTY WASH ECONOMIC DEV CORP
REV IDB & PCR (FREDERICO ENTERPRISES I LLC) SERIES 2010 (LOC: HSBC BANK USA NA)		0.06%		01/07/16	3,900,000	3,900,000
PIERCE CNTY WASH SCH DIST NO 10 TACOMA
GO SERIES 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a	0.02%		01/07/16	2,650,000	2,650,000
SNOHOMISH CNTY WASH PUB UTIL DIST NO 001
REV POWER SERIES 2015 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,670,000	6,670,000
STATE OF WASHINGTON
GO SERIES 2003C (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	175,000	175,000
GO SERIES 2005C (LIQ: DEUTSCHE BANK AG)	a	0.09%		01/07/16	3,435,000	3,435,000
GO SERIES A-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,250,000	2,250,000
GO SERIES R2010B (LIQ: BANK OF AMERICA NA)	a	0.03%		01/07/16	7,000,000	7,000,000
WASHINGTON ST HLTH CARE FACS AUTH
REV HOSPITAL (MULTICARE HEALTH SYSTEM) SERIES 2009A (LIQ: ROYAL BANK OF CANADA)	a	0.03%		01/07/16	5,000,000	5,000,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2012C (LIQ: US BANK NATIONAL ASSOCIATION)		0.04%		01/07/16	30,000,000	30,000,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,435,000	3,435,000
REV HOSPITAL (PROVIDENCE HEALTH AND SERVICES) SERIES 2014D (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	1,000,000	1,000,000
						68,400,000
Wisconsin 1.0%
WISCONSIN HSG & ECONOMIC DEV AUTH
REV MULTI FAM HOUSING SERIES 2008-A (LIQ: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	5,810,000	5,810,000
REV MULTI FAM HOUSING SERIES 2012B (LIQ: FEDERAL HOME LOAN BANKS)		0.02%		01/07/16	10,135,000	10,135,000
WISCONSIN ST HEALTH & EDL FACS AUTH
REV HOSPITAL (FROEDTERT & CMNTY HEALTH OBLIGATED GROUP) SERIES 2009C (LIQ: DEUTSCHE BANK AG)	a	0.03%		01/07/16	5,000,000	5,000,000
REV HOSPITAL (UNIVERSITY OF WISCONSIN MEDICAL FOUNDATION INC) SERIES 2000 (LOC: JPMORGAN CHASE BANK NA)		0.03%		01/07/16	7,635,000	7,635,000
WISCONSIN STATE OF
REV STATE SERIES 2009A (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	12,500,000	12,500,000
						41,080,000
Total Variable-Rate Securities
(Cost $2,437,601,377)						2,437,601,377

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $3,823,872,440.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,054,366,000 or 25.5% of net assets.

See financial notes    107

Schwab AMT Tax-Free Money Fund
Portfolio Holdings continued
AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
UN —	Union
UNI —	Unified

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
108    See financial notes

Schwab AMT Tax-Free Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value (Note 2a)		$3,823,872,440
Cash		305,278,952
Receivables:
Interest		5,357,234
Fund shares sold		58,979
Prepaid expenses	+	72,141
Total assets		4,134,639,746
Liabilities
Payables:
Investments bought		327,405
Investment adviser and administrator fees		41,038
Fund shares redeemed		115,545
Distributions to shareholders		9,787
Accrued expenses	+	201,898
Total liabilities		695,673
Net Assets
Total assets		4,134,639,746
Total liabilities	–	695,673
Net assets		$4,133,944,073
Net Assets by Source
Capital received from investors		4,133,944,073

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$3,730,860,071		3,729,285,313		$1.00
Value Advantage Shares	$403,084,002		402,913,838		$1.00

See financial notes    109

Schwab AMT Tax-Free Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$3,343,338
Expenses
Investment adviser and administrator fees		12,711,618
Shareholder service fees:
Sweep Shares		12,058,082
Value Advantage Shares		953,622
Portfolio accounting fees		199,672
Professional fees		126,296
Registration fees		91,880
Custodian fees		77,799
Shareholder reports		73,784
Transfer agent fees		42,242
Independent trustees' fees		39,777
Proxy fees		21,442
Interest expense		1,678
Other expenses	+	67,486
Total expenses		26,465,378
Expense reduction by CSIM and its affiliates	–	23,509,730
Net expenses	–	2,955,648
Net investment income		387,690
Realized Gains (Losses)
Net realized gains on investments		906,912
Increase in net assets resulting from operations		$1,294,602
110    See financial notes

Schwab AMT Tax-Free Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$387,690	$396,053
Net realized gains	+	906,912	651,564
Increase in net assets from operations		1,294,602	1,047,617
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(344,363)	(346,421)
Value Advantage Shares	+	(43,327)	(49,632)
Total distributions from net investment income		(387,690)	(396,053)
Distributions from net realized gains
Sweep Shares		(379,002)	(292,937)
Value Advantage Shares	+	(40,954)	(37,143)
Total distributions from net realized gains		(419,956)	(330,080)
Total distributions		(807,646)	(726,133)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		10,896,698,617	10,982,572,840
Value Advantage Shares	+	130,225,185	118,296,895
Total shares sold		11,026,923,802	11,100,869,735
Shares Reinvested
Sweep Shares		712,907	629,540
Value Advantage Shares	+	71,415	75,417
Total shares reinvested		784,322	704,957
Shares Redeemed
Sweep Shares		(10,856,908,684)	(10,821,558,776)
Value Advantage Shares	+	(194,898,737)	(189,693,517)
Total shares redeemed		(11,051,807,421)	(11,011,252,293)
Net transactions in fund shares		(24,099,297)	90,322,399
Net Assets
Beginning of period		4,157,556,414	4,066,912,531
Total increase or decrease	+	(23,612,341)	90,643,883
End of period		$4,133,944,073	$4,157,556,414
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    111

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund
Schwab Money Market Fund™	Schwab AMT Tax-Free Money Fund
Schwab Government Money Fund™	Schwab California Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab New York Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund®	Schwab New Jersey Municipal Money Fund™
Schwab Advisor Cash Reserves®	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Premier Shares (formerly named Institutional Shares). Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that
112

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes (continued)
2. Significant Accounting Policies (continued):
are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
113

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	69%	67%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	10% (JP Morgan Chase Bank NA)	11% (JP Morgan Chase Bank NA)
114

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes (continued)
3. Credit and Liquidity Enhancements (continued):
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC” and/or liquidity agreement “LIQ”, respectively, along with the institution providing the enhancement.
4. Risk Factors:
Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the funds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
115

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes (continued)
4. Risk Factors (continued):
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (AMT) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
116

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes (continued)
5. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds' shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
	Shareholder Service Fees	Sweep Administration Fees
Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Select Shares	0.22%	n/a
Premier Shares	0.22%	n/a
CSIM and its affiliates have made an additional agreement with each fund, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Sweep Shares*	0.62%	0.62%
Value Advantage Shares*	0.45%	0.45%
Select Shares**	0.35%	n/a
Premier Shares**	0.24%	n/a
*	CSIM and its affiliates have agreed to limit this share class's expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	Select Shares and Premier Shares are only offered by Schwab Municipal Money Fund. CSIM and its affiliates have agreed to limit this share class's expenses as described above through April 29, 2017.
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Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes (continued)
5. Affiliates and Affiliated Transactions (continued):
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the Schwab Municipal Money Fund's Select Shares, Value Advantage Shares and Sweep Shares expenses and the Schwab AMT Tax-Free Fund's Value Advantage Shares and Sweep Shares expenses equal to 0.005% of each fund's or share class's average daily net assets.
During the period ended December 31, 2015, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Municipal Money Fund	$75,038,784	$14,718,715
Schwab AMT Tax-Free Money Fund	23,509,730	3,325,694
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. Effective November 9, 2015, the ability of CSIM and its affiliates to recapture from the funds for any fees waived under the voluntary yield waiver has been terminated.
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2015, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
Schwab Municipal Money Fund	$426,185,000
Schwab AMT Tax-Free Money Fund	287,865,000
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
During the period, the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund received a reimbursement payment of $15,060 and $22,552, respectively, related to state filing fees resulting from revised calculation methodologies being applied on sales of the funds' shares in prior periods.
During the periods under which the expense was incurred, the funds were operating above their expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM and its affiliates, it was reimbursed to the investment adviser. Each fund's net expense ratio was not impacted during the periods the expense was incurred or during the current period.
6. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
118

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes (continued)
7. Borrowing from Banks:
Prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Federal Income Taxes:
As of December 31, 2015, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the funds had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the funds had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Current period distributions
Tax-exempt income	$1,282,009	$387,690
Ordinary income	1,172,121	341,346
Long-term capital gains	1,060,495	78,610
Prior period distributions
Tax-exempt income	$1,320,926	$396,053
Ordinary income	721,223	302,982
Long-term capital gains	1,249,397	27,098
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, the funds made the following reclassifications:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Capital shares	$1,346,136	$486,956
Net realized capital gains and losses	(1,346,136)	(486,956)
119

Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Financial Notes (continued)
8. Federal Income Taxes (continued):
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the funds did not incur any interest or penalties.
9. Money Market Fund Reform:
On July 23, 2014, the Securities and Exchange Commission (SEC) adopted changes to the rules that govern money market funds. These rule changes create new definitions for Government money market funds and Retail money market funds and require Institutional money market funds to operate with a floating NAV. Retail and Government money market funds will be permitted to continue to transact at a constant NAV. Additionally, non-Government money market funds are required to adopt policies and procedures to allow for a fund’s Board to impose liquidity fees and redemption gates if the fund’s weekly liquid assets fall below the regulatory threshold set by the SEC . The date for compliance with the floating NAV and liquidity fees and redemption gate requirements is no later than October 14, 2016.
Effective April 14, 2016, (i) Each of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund intends to qualify as a Government money market fund under the new regulatory definition; and (ii) Schwab Money Market Portfolio will change its name to Schwab Government Money Market Portfolio and intends to qualify as a Government money market fund under the new regulatory definition. These funds will continue to seek to maintain a constant NAV of $1.00 per share and do not plan to adopt a policy to implement liquidity fees or redemption gates. Additionally, each of the Schwab Prime and Municipal Money Market Funds intends to qualify as a Retail money market fund by October 14, 2016, will continue to seek to maintain a constant NAV of $1.00 per share and will be required to comply with the new liquidity fees and redemption gate requirements by no later than October 14, 2016.
10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
120

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (two of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
121

Other Federal Tax Information (unaudited)
The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2015.
Percentage
Schwab Municipal Money Fund	100%
Schwab AMT Tax-Free Money Fund	100%
Under Section 852 (b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2015:
Schwab Municipal Money Fund	$2,406,631
Schwab AMT Tax-Free Money Fund	565,566
122

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	114,958,848,042.874	28,369,951,694.105
Marie A. Chandoha	138,293,183,971.888	5,035,615,765.091
Joseph R. Martinetto	138,343,234,171.004	4,985,565,565.975
Robert W. Burns	138,801,166,597.632	4,527,633,139.347
John F. Cogan	135,183,710,424.042	8,145,089,312.937
Stephen T. Kochis	138,674,668,915.137	4,654,130,821.842
David L. Mahoney	138,421,149,206.830	4,907,650,530.149
Kiran M. Patel	138,545,135,567.241	4,783,664,169.738
Kimberly S. Patmore	138,722,452,525.210	4,606,347,211.769
Charles A. Ruffel	138,803,994,873.579	4,524,804,863.400
Gerald B. Smith	138,636,013,914.434	4,692,785,822.545
Joseph H. Wender	138,440,840,243.816	4,887,959,493.163
123

Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
125

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
126

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
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maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
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130

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
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Annual report dated December 31, 2015, enclosed.
Schwab Municipal Money Funds

Schwab New York Municipal Money Fund™
(formerly, Schwab New York AMT Tax-Free Money Fund)
Schwab New Jersey Municipal Money Fund™
(formerly, Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Pennsylvania Municipal Money Fund™
Schwab Massachusetts Municipal Money Fund™
(formerly, Schwab Massachusetts AMT Tax-Free Money Fund)
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Schwab Municipal Money Funds
Annual Report
December 31, 2015
Schwab New York Municipal Money Fund™
(formerly, Schwab New York AMT Tax-Free Money Fund)
Schwab New Jersey Municipal Money Fund™
(formerly, Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Pennsylvania Municipal Money Fund™
Schwab Massachusetts Municipal Money Fund™
(formerly, Schwab Massachusetts AMT Tax-Free Money Fund)

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we aim to make investing straightforward for our investors. Our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios. The Schwab Municipal Money Funds (the Funds) are designed to complement those foundational holdings in a diversified portfolio.
The Funds are constructed to offer stability of capital and liquidity, as well as income exempt from federal and state-specific income taxes. These funds invest in municipal money market securities from state-specific issuers and muni agencies, as well as from U.S. territories and possessions. The Funds are also actively managed, benefiting from extensive credit research and professional money management.
Yields on municipal money market securities remained very low in 2015 for several reasons. One was that interest rates remained historically low for much of the year. It was only in December of 2015 that the Federal Reserve (the Fed) ended months of speculation by raising short-term interest rates. It was the first Fed rate hike in nine years, and the central bank assured investors that any subsequent increases would be measured and gradual. Another reason was that there has been little increase in the supply of municipal securities, continuing a multi-year trend of contracted supply. An improving economy and strong tax receipts early in the year reduced the need for many municipalities to issue short-term debt. As a result of limited supply, demand for these tax-exempt securities was high and that bid up prices and kept yields low.
In related industry matters, in July 2014, the Securities and Exchange Commission released final guidance regarding the rules which govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, Charles Schwab Investment Management will continue to offer a variety of investment options and a strong product lineup that includes municipal and prime money market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Funds, please continue reading this report. You can also find further details about these funds by visiting our website at www.csimfunds.com, which now includes six months of daily historical data on fund liquidity, NAV, and asset flows. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

It was the first Fed rate hike in nine years, and the central bank assured investors that any subsequent increases would be measured and gradual.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, retail prime and municipal money market funds, as well as government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that a fund may seek to maintain a constant NAV, but there is no guarantee it will be able to do so.
Schwab Municipal Money Funds1

Fund Management
Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.
2Schwab Municipal Money Funds

State Investment Environment
New York
New York State’s financial condition has continued to improve along with the economy and with the receipt of additional windfall legal settlements, many of which will be used for major infrastructure projects.
While strong economic growth and windfall legal settlements have boosted the State of New York’s total budget to $152.5 billion for fiscal 2016 (ending March 31, 2016), Governor Cuomo continues to limit annual growth in on-going spending to 2%. Most of the windfall revenues have been earmarked for one-time spending on infrastructure and increasing reserve levels. Windfall settlements total $8.3 billion over fiscal 2015 and 2016, with $5.4 billion set aside for one-time uses, including $4.6 billion for capital to support economic development and infrastructure. The largest project is the new Tappan Zee Bridge which is receiving almost $2 billion in 2016 and 2017 budgets. Improvements in the state’s economy in 2015 have also fueled strong growth in personal and sales tax revenues of 7.7% and 2.5%, respectively. The state projects ending the current fiscal year on March 31, 2016 with $4.8 billion in reserves in the general fund, equal to 6.6% of spending.
The state’s actions over the last several years to balance its budget have impacted local governments and school districts, all of whom receive some amount of state funding in support of operations. One of the most significant changes to local governments has come from legislation which capped local property tax growth to 2% per year absent a voter approval of a higher tax rate which was intended to slow the growth of property taxes. This has made it more difficult for local governments and school districts to manage significant growth in employee pension and healthcare costs which are expected to drive cuts in headcount and operations for the foreseeable future.
Many state and local agencies, such as the New York Power Authority and the New York City Municipal Water Finance Authority, do not rely on the state for funding. Securities issued by these agencies are repaid solely with revenues generated by the services these agencies provide to their customers.
New York State’s economy continued to improve during 2015, with unemployment falling to 4.8% which is below the national average of 5%, from 5.8% in November 2014. The state added 172,000 jobs from November 2014-November 2015, a 1.9% growth rate, which was well above the US average of 1.1%. Most new jobs were created in the education and healthcare sectors, followed by professional and business services.
New York remains a strong investment-grade credit due to its deep and diverse economy, its stable financial position and its high personal wealth levels which give it great financial flexibility. As of the date of this report, the state’s general obligation debt is rated Aa1 by Moody’s and AA+ by Fitch and Standard & Poor’s. All three agencies have assigned Stable Outlooks to the state’s ratings.
New Jersey
New Jersey faces less near-term budgetary pressure than in recent years due to a strengthening economy and more conservative revenue forecasting. However, the state’s practice of under-contributing to its pension funds to reduce expenses and balance its budget has led to rapid growth of its pension liabilities which continue to threaten the state’s longer-term financial stability.
New Jersey’s budget for the fiscal year beginning July 1, 2015 totals $33.8 billion. The budget does not raise taxes and increases spending by approximately 4%. Through the first five months of the fiscal year, state revenues were up 2.8% year-over-year, led by moderate growth in income and sales taxes, its two largest revenue sources. However, state revenues are running below the 3.4% annual growth rate assumed in the budget due to weakness in corporate business taxes. Corporate business taxes tend to be volatile month-to-month, and December revenue performance is expected to be a better indicator of the health of the corporate sector due to sales from holiday shopping and quarterly corporate filings. The state projects to end the year with general fund reserves of $578 million, or 1.7% of spending.
Similar to last year, the budget is balanced in part by paying only 30% of its scheduled $4.36 billion payment to the state pension systems. The state has not paid its full scheduled pension contribution in over a decade, resulting in rapid growth in the unfunded portion of its pension liabilities. The state’s $83 billion unfunded pension liability, along with its estimated $65 billion retiree healthcare liability and $36 billion of debt, continue to create long-term financial uncertainty.
New Jersey’s economy has recently picked up and is now growing on pace with the nation. After lagging for most of the recovery, employment growth increased 1.4% over the past year, although the state has recovered only 80% of the jobs lost during the recession. The state’s unemployment rate dropped to 5.3% as of November 2015, down from 6.3% a year ago and was comparable to the national average of 5.0%. The housing market has begun to show signs of improvement and the number of new foreclosure filings has declined, although New Jersey continues to have one of the highest foreclosure rates in the nation. Growth in personal income has also picked up over the past year and is now rising in line with the national average. Per capita income remains among the highest in the nation.
Schwab Municipal Money Funds3

State Investment Environment continued
Local governments remain under pressure, as improvement in the economy and property values have been uneven throughout the state. Much of the job growth and housing market improvement has occurred around the New York City metro area, while the economy in many parts of southern New Jersey continues to experience weakness. Atlantic City, in particular, has been struggling due to a decline in gambling and the closure of four of the twelve casinos in the city in 2014. As attendance has diminished, the casinos have protested their property tax values which has impacted the city’s finances. For many municipalities, the 2% property tax cap, flat state aid, and rising pension and employment benefit costs represent ongoing fiscal challenges.
New Jersey remains an investment-grade credit due to its diverse economy and high personal wealth levels, although its financial flexibility is constrained by slim reserves, weak liquidity and growing pension liabilities. As of the date of this report, New Jersey’s general obligation debt is rated A2 by Moody’s with a negative outlook and A by Standard & Poor’s and Fitch with stable outlooks. New Jersey is the second lowest-rated state by all three rating agencies.
Pennsylvania
The protracted partisan budget fight creates more uncertainty for Pennsylvania’s already weakened financial position.
Pennsylvania ended December without a fiscal year (FY) 2015-16 budget, reaching the longest running impasse in state history. In late December, Democratic Governor Tom Wolf vetoed parts of a $30.3 billion budget crafted by House Republicans. The partial veto, however, allowed the Governor to release 6-months of much-needed state funding to social service agencies and public schools. Many school districts had warned that they would have to cancel classes in January due to the lack of state funding. The GOP-controlled legislature and the governor will continue to negotiate the remainder of the budget, including a tax package to support the increase in education funding and pension reform.
The political gridlock over the budget has weakened Pennsylvania’s ability to manage its cash and financial position. In early January 2016, the State Treasury extended a $2 billion line of credit to remedy the Commonwealth’s cash shortfall, against which it drew $1 billion. While it is typical for Pennsylvania to borrow internally, this year’s request was the biggest one in recent history. Moreover, the Independent Fiscal Office, in a December 2015 report, forecasts that the Commonwealth will face increasing structural imbalance under existing revenue structures. The report notes that meaningful reform is needed to address the growing revenue and expenditure misalignments, fueled by the increased pension funding pressure. The prolonged budget fight and the lack of political cooperation impede Pennsylvania’s ability to implement any measures to address these fiscal challenges. The politically contentious budget negotiation is likely to continue into the FY 2016-17 budget, given that the two sides have been unable to compromise on key issues in the current FY 2015-16 budget.
Pennsylvania still has not regained all the jobs lost during the recession. The Commonwealth gained approximately 46,200 jobs in 2015, a modest increase of 0.8%, driven by healthy job gains in the private sectors offset by the continued declines in government employment. Pennsylvania’s unemployment rate decreased to 4.6% as of October 2015, down slightly from 4.9% in October 2014, as a result of the growth in jobs as well as the slight improvement in labor force participation rate. Per capita personal income is on par with the national average.
Pennsylvania local governments, along with state agencies, private institutions of higher education, and non-profit healthcare providers, also issue tax-exempt debt. The prolonged state budget impasse has created financial uncertainty for those local governments that rely heavily on state assistance. Many school districts have resorted to bank loans or tapping their reserves for daily operations while waiting for a state budget resolution. The budget fight has also resulted in rating actions for some of these entities. S&P has withdrawn its ratings on Pennsylvania school district and community college debt which is paid through the Commonwealth’s state aid intercept program due to the lack of state aid. Similarly, Moody’s has downgraded PA school district debt backed by the state aid intercept to Baa1 due to the ongoing uncertainty surrounding Pennsylvania’s ability to fund the intercept programs during the budget stalemate.
4Schwab Municipal Money Funds

State Investment Environment continued
Massachusetts
Massachusetts’ sound economic performance has continued to contribute to positive revenue growth for several consecutive years.
Massachusetts’ enacted budget for fiscal 2016 (7/1/15-6/30/16) totals $38.1 billion, a 3% increase over the previous year’s adopted budget. The budget increases spending in all major categories including healthcare, local aid to municipalities, and education, as well as for the Commonwealth’s unfunded pension and retiree healthcare liabilities. While tax revenues were budgeted to increase about 3% above 2015 tax revenue collections, for the first half of fiscal 2016, tax revenues collected were nearly 4%, or $11.7 billion, greater than the prior year period, due to strong collections in all major categories, particularly personal income taxes and sales taxes. As of mid-November 2015, Massachusetts expected to close fiscal 2016 with a strong $1.2 billion rainy day fund, at about the same level since fiscal 2014 and the equivalent of about 3% of anticipated spending.
Despite slower population growth than the nation, Massachusetts’ growth in jobs and gross domestic product outpaced that of the nation. The Commonwealth continues to experience steady employment growth at a rate faster than the nation with a 2.2% gain from November 2014 to November 2015 compared to a national increase of 1.9%. Massachusetts’ unemployment rate dropped to 4.7% in November 2015 from 5.4% in the prior November. In 2014, national GDP grew 4.1% while the Commonwealth posted a slightly higher 4.2% increase. The Commonwealth’s economy is deep and diverse, with a well-established base of educational, healthcare, and information technology employment as well as a variety of finance and real estate-related businesses. Income levels within the Commonwealth are high; its per capita income ranks second amongst the states only behind Connecticut.
Massachusetts local governments, along with state agencies, private universities, and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they have their own revenue sources that comprise the bulk of their revenues and in many cases, also have dedicated taxes to repay their debt. Many state agencies, private colleges and universities, and non-profit healthcare providers rely on their own revenues to repay their debt and do not rely on funding from the state.
Massachusetts is a strong investment-grade credit due to its deep and diverse economy; its high personal-wealth levels; and its prudent financial management marked by sound financial performance and good financial reserves. As of the date of this report, the Commonwealth’s credit ratings were Aa1 from Moody’s, AA+ from Standard & Poor’s and Fitch and were affirmed in November 2015. At that time, however, Standard & Poor’s revised its outlook to negative from stable because it is concerned that Massachusetts’ reserves are projected to decline despite its economic and revenue growth.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Municipal Money Funds5

Schwab New York Municipal Money Fund
The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York State and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2015, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  During the 12-month reporting period ended December 31, 2015, securities typically held by muni money market funds experienced steady demand, while supply remained extremely limited. Anticipation of a potential rate increase by the Federal Reserve (the Fed) caused increased market volatility, and resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept rates low, while light demand in the one-year space allowed yields to rise. The Fed ended speculation at its December meeting and raised its target federal-funds rate to a range of 0.25% and 0.50%, a decision that demonstrated confidence in the economic recovery. Meanwhile, many municipalities issued less short-term debt over the reporting period. Rising tax revenues and improving overall credit conditions helped to increase cash flows, lessening the need for additional funding. In New York, the lack of supply was not as noticeable. In addition to the usual large issuers, New York also had smaller, less well-known issuers that still had, in the investment adviser’s opinion, strong creditworthiness.
Reflecting these conditions, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.11%, finishing the period at the bottom of this range.
Performance, Positioning, and Strategies.  The investment adviser continued to focus on safety and high credit quality, while maintaining a materially longer weighted average maturity (WAM) than many of the fund’s peers for most of the year. For the 12-month reporting period, the fund’s WAM started the reporting period at 49 days and ended at 36 days, intentionally shortening during the last quarter in anticipation of the Fed’s December rate hike.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	77.4%
8-30 Days	1.3%
31-60 Days	1.4%
61-90 Days	3.3%
91-180 Days	12.0%
More than 180 Days	4.6%
Total	100.0%
Statistics
Weighted Average Maturity[2]	36 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	32%
Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	37.2%
Tender Option Bonds	33.1%
Fixed Rate Notes	20.1%
Commercial Paper	7.1%
Other	1.5%
Put Bonds	1.0%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
6Schwab New York Municipal Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab New York Municipal Money Fund
	Sweep Shares	Value Advantage Shares®
Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	**	$25,000 [2]
Seven-Day Yield[3]	0.01%	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.05%	-0.12%
Seven-Day Effective Yield[3]	0.01%	0.01%
Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.57% and 0.37% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective New York state personal income tax rate of 4.99%. Your tax rate may be different.
Schwab New York Municipal Money Fund7

Schwab New Jersey Municipal Money Fund
The Schwab New Jersey Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New Jersey gross income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New Jersey issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of New Jersey. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2015, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the 12-month reporting period ended December 31, 2015, securities typically held by muni money market funds experienced steady demand, while supply remained extremely limited. Anticipation of a potential rate increase by the Federal Reserve (the Fed) caused increased market volatility, and resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept rates low, while light demand in the one-year space allowed yields to rise. The Fed ended speculation at its December meeting and raised its target federal-funds rate to a range of 0.25% and 0.50%, a decision that demonstrated confidence in the economic recovery. New Jersey, however, struggled with underfunded pension liabilities and legal uncertainty that resulted in credit downgrades for many state-level issuers. Although there was increased overall supply of muni securities, these credit downgrades reduced the supply of securities that the investment adviser deemed acceptable.
Reflecting these conditions, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.11%, finishing the period at the bottom of this range.
Performance, Positioning, and Strategies.  The investment adviser continued to focus on safety and high credit quality, while generally maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the year. In response to credit downgrades for many state-level entities, the fund’s investment adviser remained cautious regarding underlying fundamentals and thus reduced exposure to these types of securities. Due in part to such limitations, the fund also held out-of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio. Reflecting these strategies, the fund’s WAM started the reporting period at 55 days and ended at 44 days, intentionally shortening during the last quarter in anticipation of the Fed’s December rate hike. With supply remaining limited over the reporting period, the fund also ended the year with a higher-than-average cash balance.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	72.8%
8-30 Days	0.4%
31-60 Days	3.6%
61-90 Days	4.9%
91-180 Days	7.8%
More than 180 Days	10.5%
Total	100.0%
Statistics
Weighted Average Maturity[2]	44 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	46%
Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	49.6%
Fixed Rate Notes	20.4%
Tender Option Bonds	15.2%
Commercial Paper	12.1%
Variable Rate Demand Preferred Shares	2.7%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
8Schwab New Jersey Municipal Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab New Jersey Municipal Money Fund
Sweep Shares
Ticker Symbol	SWJXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.08%
Seven-Day Effective Yield[1]	0.01%
Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.58% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective New Jersey state personal income tax rate of 5.08%. Your tax rate may be different.
Schwab New Jersey Municipal Money Fund9

Schwab Pennsylvania Municipal Money Fund
The Schwab Pennsylvania Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Pennsylvania issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Pennsylvania. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2015, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  During the 12-month reporting period ended December 31, 2015, securities typically held by muni money market funds experienced steady demand, while supply remained extremely limited. Anticipation of a potential rate increase by the Federal Reserve (the Fed) caused increased market volatility, and resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept rates low, while light demand in the one-year space allowed yields to rise. The Fed ended speculation at its December meeting and raised its target federal-funds rate to a range of 0.25% and 0.50%, a decision that demonstrated confidence in the economic recovery. Meanwhile, many municipalities issued less short-term debt over the reporting period. Rising tax revenues and improving overall credit conditions helped to increase cash flows, lessening the need for additional funding.
Reflecting these conditions, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.11%, finishing the period at the bottom of this range.
Performance, Positioning, and Strategies.  The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers for most of the year. However, with the supply of acceptable securities especially constrained in Pennsylvania, the fund’s WAM was shorter as compared to many national funds. For the 12-month reporting period, the fund’s WAM started the period at 42 days and ended the period at 32 days, intentionally shortening during the last quarter in anticipation of the Fed’s December rate hike.
The fund also held out of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio. With supply remaining limited over the reporting period, the fund ended the year with a higher-than-average cash balance.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	81.1%
8-30 Days	0.6%
31-60 Days	2.1%
61-90 Days	0.4%
91-180 Days	4.4%
More than 180 Days	11.4%
Total	100.0%
Statistics
Weighted Average Maturity[2]	32 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	47%
Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	51.4%
Tender Option Bonds	16.8%
Fixed Rate Notes	11.1%
Commercial Paper	9.6%
Put Bonds	7.0%
Variable Rate Demand Preferred Shares	2.8%
Other	1.3%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
10Schwab Pennsylvania Municipal Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Pennsylvania Municipal Money Fund
Sweep Shares
Ticker Symbol	SWEXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.08%
Seven-Day Effective Yield[1]	0.01%
Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.57% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective Pennsylvania state personal income tax rate of 1.74%. Your tax rate may be different.
Schwab Pennsylvania Municipal Money Fund11

Schwab Massachusetts Municipal Money Fund
The Schwab Massachusetts Municipal Money Fund (the fund) seeks current income that is exempt from federal income and Massachusetts personal income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from Massachusetts issuers and muni agencies, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Massachusetts. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the 12 months ended December 31, 2015, to help the fund maintain a positive net yield. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. During the 12-month reporting period ended December 31, 2015, securities typically held by muni money market funds experienced steady demand, while supply remained extremely limited. Anticipation of a potential rate increase by the Federal Reserve (the Fed) caused increased market volatility, and resulted in a steeper-than-normal yield curve. Heavy demand at the front of the curve kept rates low, while light demand in the one-year space allowed yields to rise. The Fed ended speculation at its December meeting and raised its target federal-funds rate to a range of 0.25% and 0.50%, a decision that demonstrated confidence in the economic recovery. Meanwhile, many municipalities issued less short-term debt over the reporting period. Rising tax revenues and improving overall credit conditions helped to increase cash flows, lessening the need for additional funding.
Reflecting these conditions, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—ranged between approximately 0.01% and 0.11%, finishing the period at the bottom of this range.
Performance, Positioning, and Strategies.   The investment adviser continued to focus on safety and high credit quality, while maintaining a longer weighted average maturity (WAM) than many of the fund’s peers. For the 12-month reporting period, the fund’s WAM started the period at 51 days and ended at 33 days, intentionally shortening during the last quarter in anticipation of the Fed’s December rate hike.
The fund also held out of-state muni securities, which contributed to the fund’s overall diversification and liquidity, and represented less than 10% of the portfolio. With supply remaining limited over the reporting period, the fund ended the year with a higher-than-average cash balance.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	72.4%
8-30 Days	2.1%
31-60 Days	9.2%
61-90 Days	3.5%
91-180 Days	3.8%
More than 180 Days	9.0%
Total	100.0%
Statistics
Weighted Average Maturity[2]	33 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	27%
Portfolio Composition by Security Type[4]
% of investments
Variable Rate Demand Obligations	39.6%
Tender Option Bonds	23.2%
Fixed Rate Notes	16.6%
Commercial Paper	16.1%
Variable Rate Demand Preferred Shares	2.7%
Other	1.2%
Put Bonds	0.6%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
12Schwab Massachusetts Municipal Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Massachusetts Municipal Money Fund
Sweep Shares
Ticker Symbol	SWDXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.10%
Seven-Day Effective Yield[1]	0.01%
Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.59% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective Massachusetts state personal income tax rate of 2.97%. Your tax rate may be different.
Schwab Massachusetts Municipal Money Fund13

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab New York Municipal Money Fund
Sweep Shares
Actual Return	0.08%	$1,000.00	$ 1,000.20	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$ 0.41
Value Advantage Shares
Actual Return	0.09%	$1,000.00	$ 1,000.20	$ 0.45
Hypothetical 5% Return	0.09%	$1,000.00	$ 1,024.75	$0.46
Schwab New Jersey Municipal Money Fund
Actual Return	0.08%	$1,000.00	$ 1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$ 0.41
Schwab Pennsylvania Municipal Money Fund
Actual Return	0.08%	$1,000.00	$ 1,000.10	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$ 0.41
Schwab Massachusetts Municipal Money Fund
Actual Return	0.08%	$1,000.00	$1,000.40	$0.40
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$ 0.41
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
14Schwab Municipal Money Funds

Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09% [3]	0.09% [3]	0.14% [3]	0.20% [3]	0.27% [3]
Gross operating expenses	0.72%	0.71%	0.71%	0.71%	0.70%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,728	$1,758	$1,692	$1,793	$1,624

Value Advantage Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.02%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09% [3]	0.09% [3]	0.14% [3]	0.20% [3]	0.27% [3]
Gross operating expenses	0.59%	0.58%	0.58%	0.58%	0.57%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$210	$237	$267	$319	$399
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
See financial notes    15

Schwab New York Municipal Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
27.0%	Fixed-Rate Securities	523,716,939	523,716,939
72.2%	Variable-Rate Securities	1,398,505,500	1,398,505,500
99.2%	Total Investments	1,922,222,439	1,922,222,439
0.8%	Other Assets and Liabilities, Net		15,842,131
100.0%	Net Assets		1,938,064,570

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 27.0% of net assets
New York 27.0%
BAY SHORE N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/24/16	10,000,000	10,076,856
BAYPORT-BLUE POINT N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/28/16	10,500,000	10,560,930
BEACON N Y
GO BOND ANTICIPATION NOTE SERIES 2015A		2.00%		05/27/16	1,000,000	1,006,520
BURNT HILLS-BALLSTON LAKE N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		06/24/16	2,000,000	2,010,567
CHEEKTOWAGA-MARYVALE N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/23/16	5,540,000	5,572,484
CLINTON CNTY N Y
GO BOND ANTICIPATION NOTE SERIES 2015B		1.50%		06/10/16	9,800,000	9,840,623
COLUMBIA CNTY N Y
GO BOND ANTICIPATION NOTE SERIES 2015A		1.25%		02/03/16	8,600,000	8,607,869
EAST HAMPTON TWN N Y
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		08/26/16	2,895,623	2,921,622
EASTPORT SOUTH MANOR CENT SCH DIST N Y
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/24/16	7,000,000	7,040,303
HAMPTON BAYS N Y UN FREE SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		06/24/16	4,711,250	4,741,744
ISLIP N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.50%		06/24/16	6,000,000	6,034,529
JERICHO N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/19/16	3,330,000	3,356,648
LONGWOOD CENT SCH DIST SUFFOLK CNTY N Y
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/24/16	2,000,000	2,014,152
MATTITUCK CUTCHOGUE UNION FREE SCHOOL DISTRICT NY
GO TAX ANTICIPATION NOTE SERIES 2015		1.50%		06/17/16	9,400,000	9,449,838
16    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
METROPOLITAN TRANS AUTH NY DEDICATED TAX FD
REV TRANSPORTATION BOND ANTICIPATION NOTE SERIES 2015 A3		0.75%		06/01/16	10,000,000	10,021,062
REV TRANSPORTATION SERIES 2012B2		5.00%		11/01/16	210,000	217,951
METROPOLITAN TRANS AUTH NY TRANSPORTATION REV
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2002 A		5.75%		01/01/16	525,000	525,000
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2002A		5.75%		01/01/16	1,000,000	1,000,000
REV TRANSPORTATION REVENUE ANTICIPATION NOTE SERIES 2015A		0.50%		03/01/16	4,000,000	4,000,560
REV TRANSPORTATION SERIES 2012C		4.00%		11/15/16	375,000	386,388
MIDDLE CTRY CENT SCH DIST N Y CENTEREACH
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		08/26/16	8,000,000	8,060,779
MILLER PLACE N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES TAXES 20		1.50%		06/27/16	11,000,000	11,054,260
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 2006 BB		3.80%		06/15/16	125,000	126,954
REV WATER & SEWER SERIES 2006BB		5.00%		06/15/16	995,000	1,015,941
REV WATER & SEWER SERIES 2007 BB (ESCROW)		5.00%		06/15/16	150,000	153,129
REV WATER & SEWER SERIES 2009 FF1		4.00%		06/15/16	225,000	228,738
REV WATER & SEWER SERIES 2009 FF1		5.00%		06/15/16	410,000	418,542
REV WATER & SEWER SERIES 2009AA		5.00%		06/15/16	1,295,000	1,322,392
REV WATER & SEWER SERIES 2010BB		3.25%		06/15/16	100,000	101,245
REV WATER & SEWER SERIES 2010FF		3.00%		06/15/16	100,000	101,154
REV WATER & SEWER SERIES 2011BB		4.00%		06/15/16	300,000	304,813
REV WATER & SEWER SERIES 2012FF		5.00%		06/15/16	275,000	280,735
NEW YORK CITY TRANSITIONAL FIN AUTH
REV (NEW YORK STATE OF) SERIES 2008 S-1		5.00%		01/15/16	1,250,000	1,252,236
REV CITY (NEW YORK STATE OF) SERIES 2007S-1		5.00%		07/15/16	100,000	102,474
REV CITY (NEW YORK STATE OF) SERIES 2011 S1A		5.00%		07/15/16	250,000	256,108
REV CITY (NEW YORK STATE OF) SERIES 2012 S1A		5.00%		07/15/16	350,000	358,681
REV CITY (NEW YORK STATE OF) SERIES 2013 S-1		5.00%		07/15/16	1,040,000	1,066,168
REV CITY (NEW YORK STATE OF) SERIES S-1		5.00%		07/15/16	100,000	102,480
REV CITY SERIES 2003B		5.00%		02/01/16	1,920,000	1,927,657
REV CITY SERIES 2011E		5.00%		11/01/16	175,000	181,626
REV CITY SERIES 2012C		4.00%		11/01/16	235,000	242,029
REV CITY SERIES 2014D-1		2.00%		02/01/16	450,000	450,644
REV CITY SERIES 2015 A-1		4.00%		08/01/16	100,000	102,085
REV CITY SERIES FY2014B1		5.00%		11/01/16	225,000	233,404
NEW YORK N Y
GO SERIES 2002C		4.00%		08/01/16	135,000	137,745
GO SERIES 2003 C-A		5.00%		08/01/16	420,000	431,346
GO SERIES 2003 G-5		5.00%		08/01/16	100,000	102,671
GO SERIES 2004 H-A		5.00%		03/01/16	150,000	151,128
GO SERIES 2006I-1		5.00%		04/01/16	100,000	101,151
GO SERIES 2006J-1		4.00%		06/01/16	100,000	101,460
GO SERIES 2007C1		5.00%		01/01/16	3,570,000	3,570,000
GO SERIES 2007D		5.00%		02/01/16	300,000	301,185
GO SERIES 2008 A-1		5.00%		08/01/16	200,000	205,220
GO SERIES 2008 E		5.00%		08/01/16	280,000	287,460
GO SERIES 2008A-1		4.15%		08/01/16	200,000	204,350
GO SERIES 2008A-1		4.50%		08/01/16	335,000	343,015
See financial notes    17

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES 2008A-1		5.00%		08/01/16	1,085,000	1,114,243
GO SERIES 2008A1		5.00%		08/01/16	100,000	102,676
GO SERIES 2008I-1		4.50%		02/01/16	265,000	265,934
GO SERIES 2008i-1		5.00%		02/01/16	635,000	637,500
GO SERIES 2008J-1		5.00%		08/01/16	400,000	410,709
GO SERIES 2008L-1		5.00%		04/01/16	465,000	470,289
GO SERIES 2009 B1		5.25%		09/01/16	130,000	134,179
GO SERIES 2009 C		5.25%		08/01/16	175,000	179,965
GO SERIES 2009 G		4.00%		08/01/16	100,000	102,080
GO SERIES 2009C		5.00%		08/01/16	100,000	102,616
GO SERIES 2009H-1		5.00%		03/01/16	615,000	619,685
GO SERIES 2010 E		4.00%		08/01/16	400,000	408,395
GO SERIES 2010 E		5.00%		08/01/16	350,000	359,339
GO SERIES 2010H-2		3.00%		06/01/16	100,000	101,032
GO SERIES 2010H-2		5.00%		06/01/16	300,000	305,704
GO SERIES 2011 B		4.00%		08/01/16	300,000	306,263
GO SERIES 2011 I-1		4.00%		08/01/16	150,000	153,053
GO SERIES 2011 I-1		5.00%		08/01/16	410,000	420,862
GO SERIES 2011E		5.00%		08/01/16	350,000	359,347
GO SERIES 2012-I		5.00%		08/01/16	235,000	241,324
GO SERIES 2012B		4.00%		08/01/16	410,000	418,592
GO SERIES 2012E		5.00%		08/01/16	550,000	564,762
GO SERIES 2012F		5.00%		08/01/16	2,570,000	2,639,310
GO SERIES 2012G-1		5.00%		04/01/16	140,000	141,580
GO SERIES 2013 F-1		5.00%		03/01/16	685,000	690,228
GO SERIES 2013B		5.00%		08/01/16	135,000	138,621
GO SERIES 2013D		5.00%		08/01/16	1,050,000	1,078,211
GO SERIES 2013I		4.00%		08/01/16	225,000	229,713
GO SERIES 2013J		5.00%		08/01/16	515,000	528,854
GO SERIES 2014 G		5.00%		08/01/16	100,000	102,577
GO SERIES 2014 H		5.00%		08/01/16	200,000	205,460
GO SERIES 2014-1		4.00%		08/01/16	1,590,000	1,623,814
GO SERIES 2014B		4.00%		08/01/16	700,000	714,675
GO SERIES 2014E		5.00%		08/01/16	335,000	343,953
GO SERIES 2014J		3.00%		08/01/16	485,000	492,593
GO SERIES F1994 A5		5.00%		08/01/16	335,000	343,954
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2002K		5.50%		06/15/16	200,000	204,631
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2007B		5.00%		06/15/16	415,000	423,616
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2007C		5.00%		06/15/16	250,000	255,203
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2008A		5.00%		06/15/16	100,000	102,113
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2012A		5.00%		06/15/16	250,000	255,213
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2013A		3.00%		06/15/16	330,000	333,857
18    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2014A		4.00%		06/15/16	200,000	203,295
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES SUB SRF		5.00%		06/15/16	105,000	107,140
REV WATER & SEWER SERIES 2011A		3.00%		02/15/16	350,000	351,123
REV WATER & SEWER SERIES 2011C		5.00%		05/15/16	150,000	152,525
REV WATER & SEWER SERIES 2012B		5.00%		08/15/16	200,000	205,736
REV WATER & SEWER SERIES 2014B		2.00%		05/15/16	150,000	150,905
NEW YORK ST LOC GOVT ASSISTANCE CORP
REV PUBLIC SERVICES SERIES 2007A		5.00%		04/01/16	570,000	576,531
REV PUBLIC SERVICES SERIES 2008A		5.00%		04/01/16	365,000	369,184
REV PUBLIC SERVICES SERIES 2008C		5.00%		04/01/16	370,000	374,216
REV PUBLIC SERVICES SERIES 2010A		5.00%		04/01/16	450,000	455,211
REV PUBLIC SERVICES SERIES 2010B		5.00%		04/01/16	200,000	202,264
REV PUBLIC SERVICES SERIES 2011A		5.00%		04/01/16	440,000	445,058
NEW YORK ST PWR AUTH REV & GEN PURP
REV POWER SERIES 1		0.04%		01/06/16	26,000,000	26,000,000
REV POWER SERIES 1 & 2		0.04%		01/14/16	13,876,000	13,876,000
REV POWER SERIES 1&2&3		0.04%		01/07/16	43,000,000	43,000,000
REV POWER SERIES 1&2&3		0.07%		01/19/16	10,000,000	10,000,000
NEW YORK ST TWY AUTH
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007A		4.00%		03/15/16	350,000	352,624
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007A		5.00%		03/15/16	350,000	353,234
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2008A		5.00%		03/15/16	325,000	328,113
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009A		5.00%		03/15/16	345,000	348,207
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010A		5.00%		03/15/16	710,000	716,682
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2011A		4.00%		03/15/16	225,000	226,668
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2012A		5.00%		03/15/16	225,000	227,110
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2006A		5.00%		04/01/16	150,000	151,691
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2006A (ESCROW)		5.00%		04/01/16	975,000	986,435
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2007A		5.00%		04/01/16	990,000	1,001,288
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2008 B		5.00%		04/01/16	2,325,000	2,351,555
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2008A		5.00%		04/01/16	520,000	525,969
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2010A		4.00%		04/01/16	125,000	126,131
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2010A		5.00%		04/01/16	145,000	146,615
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2011A-2		4.00%		04/01/16	195,000	196,714
REV TRANSPORTATION (NEW YORK ST TWY AUTH HWY & BRD) SERIES 2012 A		4.00%		04/01/16	795,000	802,179
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2007		5.00%		04/01/16	275,000	278,144
See financial notes    19

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NEW YORK ST URBAN DEV CORP
REV (NEW YORK STATE OF) SERIES 2010A-1		4.00%		01/01/16	625,000	625,000
REV CITY (NEW YORK STATE OF) SERIES 2010B		5.00%		01/01/16	11,600,000	11,600,000
REV LEASE REV (NEW YORK STATE OF) SERIES 2007A		5.00%		01/01/16	500,000	500,000
REV LEASE REV (NEW YORK STATE OF) SERIES 2008 D		5.00%		01/01/16	6,990,000	6,990,000
REV PUBLIC SERVICES (NEW YORK STATE OF) SERIES 2005 B		5.00%		01/01/16	110,000	110,000
REV SPECIAL TAX (NEW YORK STATE OF) SERIES 2011A		4.00%		09/15/16	100,000	102,530
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2004A2		5.50%		03/15/16	100,000	101,026
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007B		5.00%		03/15/16	100,000	100,949
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007C		5.00%		03/15/16	475,000	479,493
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009B1		5.00%		03/15/16	200,000	201,905
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010A		5.00%		03/15/16	3,520,000	3,553,601
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2011A		5.00%		03/15/16	2,600,000	2,625,800
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013D		5.00%		03/15/16	910,000	918,485
NEW YORK STATE OF
GO SERIES 2006A		5.00%		03/15/16	640,000	646,191
GO SERIES 2008A		4.00%		03/01/16	100,000	100,602
GO SERIES 2009A		5.00%		02/15/16	260,000	261,482
GO SERIES 2009C		3.00%		02/01/16	1,140,000	1,142,579
GO SERIES 2010A		3.00%		03/01/16	595,000	597,613
GO SERIES 2011A		5.00%		02/15/16	100,000	100,554
GO SERIES 2013A		5.00%		03/01/16	1,000,000	1,007,838
GO SERIES 2013C		5.00%		04/15/16	3,000,000	3,041,224
NIAGARA CNTY N Y
GO BOND ANTICIPATION NOTE SERIES 2015B		1.25%		05/12/16	9,017,615	9,047,096
NORTH HEMPSTEAD N Y
GO BOND ANTICIPATION NOTE SERIES A		0.85%		04/06/16	22,000,000	22,034,776
NORTH SYRACUSE N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		08/12/16	9,956,585	10,019,020
NY ST DORM AUTH
REV HEALTHCARE (NEW YORK STATE OF) SERIES 2007 D		5.00%		02/15/16	295,000	296,605
REV HEALTHCARE (NEW YORK STATE OF) SERIES 2008A		5.00%		02/15/16	2,740,000	2,756,173
REV HEALTHCARE (NEW YORK STATE OF) SERIES 2008F		4.75%		02/15/16	250,000	251,316
REV HEALTHCARE (NEW YORK STATE OF) SERIES 2009 A-1		5.00%		02/15/16	2,470,000	2,484,323
REV HEALTHCARE (NEW YORK STATE OF) SERIES 2009A-1		5.00%		02/15/16	100,000	100,562
REV HOSPITAL (NEW YORK STATE OF) SERIES 2008D		5.00%		08/15/16	665,000	684,031
REV HOSPITAL (NEW YORK STATE OF) SERIES 2015		2.00%		02/15/16	3,300,000	3,306,811
REV SALES TAX (NEW YORK STATE SALES TAX BONDS) SERIES 2013A		3.00%		03/15/16	1,000,000	1,005,609
REV SCHOOL (CORNELL UNIVERSITY) SERIES 2009A		5.00%		07/01/16	275,000	281,106
REV SCHOOL (NEW YORK UNIVERSITY) SERIES 2009A		5.00%		07/01/16	475,000	485,954
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2006D		5.00%		03/15/16	20,000	20,185
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2006D (ESCROW)		5.00%		03/15/16	80,000	80,739
20    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007A		4.50%		03/15/16	150,000	151,244
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007A		5.00%		03/15/16	200,000	201,830
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007C		5.00%		03/15/16	2,520,000	2,544,853
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2008A		5.00%		03/15/16	150,000	151,436
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2008B		5.00%		03/15/16	1,200,000	1,211,172
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009A		5.00%		02/15/16	1,425,000	1,433,351
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009D		4.00%		06/15/16	575,000	584,566
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009D		5.00%		06/15/16	600,000	612,745
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009G		4.00%		03/15/16	150,000	151,083
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010A		5.00%		02/15/16	845,000	849,839
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010E		3.00%		02/15/16	100,000	100,328
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010E		5.00%		02/15/16	100,000	100,551
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2011A		5.00%		03/15/16	450,000	454,234
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2011C		5.00%		03/15/16	350,000	353,333
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2012D		1.50%		02/15/16	150,000	150,220
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2012D		5.00%		02/15/16	1,115,000	1,121,524
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2012D (ESCROW)		5.00%		02/15/16	35,000	35,205
REV STATE (NEW YORK STATE OF) SERIES 2009A		4.00%		07/01/16	330,000	335,799
REV STATE (NEW YORK STATE OF) SERIES 2009A		5.00%		07/01/16	990,000	1,012,252
REV UNIVERSITY (CORNELL UNIVERSITY)		0.01%		03/02/16	16,890,000	16,890,000
REV UNIVERSITY (CORNELL UNIVERSITY) SERIES 2009A		3.00%		07/01/16	150,000	151,938
REV UNIVERSITY (NEW YORK STATE OF) SERIES 2010		5.00%		07/01/16	150,000	153,345
REV UNIVERSITY (NEW YORK UNIVERSITY) SERIES 2008A		5.00%		07/01/16	200,000	204,563
REV UNIVERSITY (NEW YORK UNIVERSITY) SERIES 2008B		5.00%		07/01/16	200,000	204,599
OCEANSIDE N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		2.00%		06/21/16	13,500,000	13,592,095
PATCHOGUE-MEDFORD N Y UN FREE SCH DIST
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/24/16	10,000,000	10,067,117
PORT AUTHORITY OF NEW YORK & NEW JERSEY
REV PUBLIC SERVICES SERIES 185		5.00%		09/01/16	245,000	252,314
REV TRANSPORTATION SERIES 186		4.00%		10/15/16	100,000	102,796
REV TRANSPORTATION SERIES B		0.04%		03/08/16	10,530,000	10,530,000
REV TRANSPORTATION SERIES B		0.04%		04/12/16	1,045,000	1,045,000
REV TRANSPORTATION SERIES B		0.05%		04/26/16	14,360,000	14,360,000
RENSSELAER CNTY N Y
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		08/12/16	11,500,000	11,606,780
See financial notes    21

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ROTTERDAM-MOHONASEN N Y CENT SCH DIST
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		04/08/16	17,000,000	17,077,138
SULLIVAN CNTY N Y
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		03/04/16	7,070,000	7,080,977
GO TAX ANTICIPATION NOTE SERIES 2015		1.25%		03/04/16	4,250,000	4,256,925
THREE VLG CENT SCH DIST N Y BROOKHAVEN & SMITHTOWN
GO BOND ANTICIPATION NOTE SERIES 2015		1.75%		08/26/16	10,000,000	10,092,657
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		08/26/16	2,850,000	2,881,406
GO TAX ANTICIPATION NOTE SERIES 2015-16		1.75%		06/27/16	13,000,000	13,093,015
TOBACCO SETTLEMENT FING CORP N Y
REV APPR/TOB (NEW YORK STATE OF) SERIES 2011A		5.00%		06/01/16	1,955,000	1,992,797
REV APPR/TOB (NEW YORK STATE OF) SERIES 2011B		5.00%		06/01/16	1,920,000	1,956,583
TONAWANDA N Y
GO BOND ANTICIPATION NOTE SERIES 2015		1.13%		06/09/16	7,756,482	7,765,585
TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
REV TRANSPORTATION SERIES 2011A		5.00%		01/01/16	875,000	875,000
REV TRANSPORTATION SERIES 2012B		4.00%		11/15/16	300,000	309,333
REV TRANSPORTATION SERIES 2012B		5.00%		11/15/16	430,000	447,113
VESTAL N Y
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		05/13/16	5,215,000	5,232,748
WEST SENECA N Y
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		07/28/16	13,180,000	13,296,449
Total Fixed-Rate Securities
(Cost $523,716,939)						523,716,939

Variable-Rate Securities 72.2% of net assets
New York 72.2%
AMHERST DEVELOPMENT CORPORATION
REV PHA (UBF FAC-STUDENT HSG CORP) SERIES 2010B (LOC: HSBC BANK USA NA)		0.05%		01/07/16	5,380,000	5,380,000
AMHERST N Y INDL DEV AGY
REV UNIVERSITY (DAEMEN COLLEGE) SERIES 2006B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.06%		01/07/16	3,265,000	3,265,000
BUILD NYC RESOURCE CORP
REV SCHOOL SERIES 2015 (LOC: TD BANK NA)		0.01%		01/07/16	3,000,000	3,000,000
COLONIE N Y LOC DEV CORP
REV HEALTHCARE (SHAKER POINTE AT CARONDELET INC) SERIES 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.01%		01/07/16	12,000,000	12,000,000
REV IDB & PCR (SHAKER POINTE AT CARONDELET INC) SERIES 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.01%		01/07/16	10,000,000	10,000,000
EAST ROCHESTER N Y HSG AUTH REV
REV HEALTHCARE SERIES 2008 (LOC: JPMORGAN CHASE BANK NA)		0.08%		01/07/16	13,220,000	13,220,000
FRANKLIN CNTY NY CIVIC DEV CORP REVENUE
REV HOSPITAL (ALICE HYDE HOSPITAL ASSOCIATION) SERIES 2013A (LOC: HSBC BANK USA NA)		0.01%		01/07/16	4,265,000	4,265,000
LANCASTER TOWN N Y INDL DEV AGY
REV IDB & PCR (2000 GREENFIELD MANOR INC) SERIES 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.06%		01/07/16	8,635,000	8,635,000
22    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
METROPOLITAN TRANS AUTH NY DEDICATED TAX FD
REV TRANSPORTATION SERIES 2002B-1 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.01%		01/07/16	7,625,000	7,625,000
REV TRANSPORTATION SERIES 2004B2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	8,055,000	8,055,000
REV TRANSPORTATION SERIES 2006B (LIQ: CITIBANK NA)	a	0.02%		01/07/16	5,000,000	5,000,000
REV TRANSPORTATION SERIES 2012A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	8,000,000	8,000,000
REV TRANSPORTATION SERIES 2012A (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	6,665,000	6,665,000
METROPOLITAN TRANS AUTH NY TRANSPORTATION REV
REV TRANSPORTATION SERIES 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.02%		01/07/16	29,500,000	29,500,000
REV TRANSPORTATION SERIES 2012G1 (LOC: TD BANK NA)		0.01%		01/07/16	3,275,000	3,275,000
REV TRANSPORTATION SERIES 2012G2 (LOC: TD BANK NA)		0.01%		01/07/16	10,000,000	10,000,000
REV TRANSPORTATION SERIES 2015 (LOC: BANK OF THE WEST)		0.02%		01/07/16	7,000,000	7,000,000
REV TRANSPORTATION SERIES 2015 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	5,675,000	5,675,000
MONROE CNTY N Y INDL DEV CORP
REV COUNTY SERIES 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.11%		01/07/16	1,100,000	1,100,000
NASSAU HEALTH CARE CORP N Y
REV HOSPITAL SERIES 2009 C-2 (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	485,000	485,000
NEW YORK CITY INDUSTRIAL DEVELOPMENT AGENCY
REV IDB & PCR (GARY PLASTIC PACKAGING CORP) SERIES 1998 (LOC: JPMORGAN CHASE BANK NA)		0.21%		01/07/16	1,050,000	1,050,000
NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY
REV WATER & SEWER SERIES 2003F1 A (LIQ: WELLS FARGO BANK NA)		0.01%		01/07/16	6,500,000	6,500,000
REV WATER & SEWER SERIES 2007CC-2 (LIQ: BANK OF NOVA SCOTIA)		0.01%		01/04/16	700,000	700,000
REV WATER & SEWER SERIES 2011HH (LIQ: ROYAL BANK OF CANADA)	a	0.10%		01/07/16	14,700,000	14,700,000
REV WATER & SEWER SERIES 2013 AA2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	14,000,000	14,000,000
REV WATER & SEWER SERIES 2015BB-4 (LIQ: WELLS FARGO BANK NA)		0.01%		01/04/16	700,000	700,000
REV WATER & SEWER SERIES 2016 AA1 (LIQ: BANK OF AMERICA NA)		0.01%		01/04/16	6,000,000	6,000,000
REV WATER & SEWER SERIES 2016 AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)		0.01%		01/04/16	14,250,000	14,250,000
REV WATER & SEWER SERIES 2016 AA3 (LIQ: ROYAL BANK OF CANADA)		0.01%		01/04/16	5,000,000	5,000,000
REV WATER & SEWER SERIES 2016 BB-1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	10,130,000	10,130,000
REV WATER & SEWER SERIES AA-1B (LIQ: STATE STREET BANK AND TRUST COMPANY)		0.01%		01/04/16	3,645,000	3,645,000
REV WATER & SEWER SERIES FISCAL 2007A (LIQ: BANK OF AMERICA NA)	a	0.02%		01/07/16	11,500,000	11,500,000
REV WATER & SEWER SERIES FISCAL 2009DD (LIQ: CITIBANK NA)	a	0.02%		01/07/16	8,125,000	8,125,000
REV WATER & SEWER SERIES FISCAL 2009GG2 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	7,295,000	7,295,000
REV WATER & SEWER SERIES FISCAL 2011EE (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,175,000	6,175,000
See financial notes    23

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV WATER & SEWER SERIES FISCAL 2012BB (LIQ: BARCLAYS BANK PLC)	a	0.02%		01/07/16	2,000,000	2,000,000
REV WATER & SEWER SERIES FISCAL 2012BB (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	10,515,000	10,515,000
REV WATER & SEWER SERIES FISCAL 2012FF (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	19,640,000	19,640,000
REV WATER & SEWER SERIES FISCAL 2013CC (LIQ: BARCLAYS BANK PLC)	a	0.02%		01/07/16	10,540,000	10,540,000
REV WATER & SEWER SERIES FISCAL 2014DD (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	4,000,000	4,000,000
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY (LIQ: ROYAL BANK OF CANADA)		0.01%		01/04/16	2,500,000	2,500,000
REV CITY (NEW YORK STATE OF) REVENUE ANTICIPATION NOTE SERIES FISCAL 2009S4 (LIQ: WELLS FARGO & COMPANY)	a	0.03%		01/07/16	16,435,000	16,435,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2008S1 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	6,000,000	6,000,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2015S1 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	4,000,000	4,000,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2015S2 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	8,000,000	8,000,000
REV CITY (NEW YORK STATE OF) SERIES FISCAL 2015S2 (LIQ: TORONTO-DOMINION BANK/THE)	a	0.02%		01/07/16	3,000,000	3,000,000
REV CITY SERIES 2016A-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	1,500,000	1,500,000
REV CITY SERIES 2016A5 (LIQ: ROYAL BANK OF CANADA)		0.01%		01/04/16	2,000,000	2,000,000
REV CITY SERIES 2016C (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	10,000,000	10,000,000
REV CITY SERIES C1 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	6,000,000	6,000,000
REV CITY SERIES E1 (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	4,835,000	4,835,000
REV CITY SERIES FISCAL 2007B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	7,495,000	7,495,000
REV CITY SERIES FISCAL 2010A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	11,000,000	11,000,000
REV CITY SERIES FISCAL 2011D1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,750,000	3,750,000
REV CITY SERIES FISCAL 2012F1 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	10,900,000	10,900,000
REV CITY SERIES FISCAL 2013F1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,240,000	3,240,000
REV CITY SERIES FISCAL 2014A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	5,780,000	5,780,000
REV CITY SERIES FISCAL 2015A1 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	2,000,000	2,000,000
NEW YORK CITY TRUST FOR CULTURAL RESOURCES (NY)
REV EDUCATIONAL INSTITUTION (AMERICAN MUSEUM OF NATURAL HISTORY) SERIES 2014B2		0.02%	01/07/16	06/10/16	13,490,000	13,490,000
NEW YORK LIBERTY DEVELOPMENT CORP
REV CITY (PORT AUTHORITY OF NEW YORK & NEW JERSEY) SERIES 2011 (LIQ: JPMORGAN CHASE BANK NA)	a	0.03%		01/07/16	5,815,000	5,815,000
NEW YORK N Y
GO SERIES 2008 D-4 (LIQ: BANK OF MONTREAL)		0.01%		01/07/16	7,050,000	7,050,000
GO SERIES 2012 G-4 (LOC: CITIBANK NA)		0.01%		01/04/16	2,500,000	2,500,000
GO SERIES D&E (LIQ: CITIBANK NA)	a	0.01%		01/07/16	13,500,000	13,500,000
GO SERIES FISCAL 2005C3 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	8,700,000	8,700,000
24    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO SERIES FISCAL 2008L1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	6,660,000	6,660,000
GO SERIES FISCAL 2009 H1 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	15,000,000	15,000,000
GO SERIES FISCAL 2009I1 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	3,000,000	3,000,000
GO SERIES FISCAL 2009J1 (LIQ: CITIBANK NA)	a	0.01%		01/07/16	23,225,000	23,225,000
GO SERIES FISCAL 2010E (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,445,000	3,445,000
GO SERIES FISCAL 2012D1 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	2,500,000	2,500,000
GO SERIES FISCAL 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,750,000	3,750,000
GO SERIES FISCAL 2013F1 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	7,300,000	7,300,000
GO SERIES FISCAL 2014A1 (LIQ: CITIBANK NA)	a	0.01%		01/07/16	8,000,000	8,000,000
GO SERIES FISCAL 2014I1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,635,000	2,635,000
REV CITY SERIES FISCAL 2008E (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	18,695,000	18,695,000
NEW YORK N Y CITY HSG DEV CORP
REV MULTI FAM HOUSING (NAGLE AVENUE LIMITED PARTNERSHIP) SERIES 2004 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	4,200,000	4,200,000
REV MULTI FAM HOUSING (WEST TREMONT AVE ASSOCS LP) SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	3,490,000	3,490,000
REV MULTI FAM HOUSING SERIES 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	4,035,000	4,035,000
REV MULTI FAM HOUSING SERIES 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	8,000,000	8,000,000
REV MULTI FAM HOUSING SERIES 2013 E-2 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	32,670,000	32,670,000
REV MULTI FAM HOUSING SERIES C-3 (LIQ: TD BANK NA)		0.01%		01/07/16	3,800,000	3,800,000
REV MULTI FAM HOUSING SERIES J		0.37%		07/01/16	5,000,000	5,000,000
NEW YORK ST ENVIRONMENTAL FACS CORP
REV WATER & SEWER (NEW YORK ST EFC NYCMWFA PROG) SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,500,000	2,500,000
REV WATER & SEWER SERIES 2010C (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	6,600,000	6,600,000
NEW YORK ST HSG FIN AGY
REV HOUS SINGL (RIP VAN WINKLE LLC) SERIES 2004 A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	10,700,000	10,700,000
REV HOUS SINGL SERIES 2014A (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	3,150,000	3,150,000
REV HOUS SINGL SERIES 2015 A (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	3,500,000	3,500,000
REV HOUSING (CAPITOL GREEN APARTMENTS NY) SERIES 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	10,900,000	10,900,000
REV HOUSING (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2005C (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	11,000,000	11,000,000
REV HOUSING SERIES 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	21,000,000	21,000,000
REV MULTI FAM HOUSING (160 MADISON AVE LLC) SERIES 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.01%		01/04/16	600,000	600,000
REV MULTI FAM HOUSING (625 WEST 57th STREET HOUSING NY) SERIES 2015 A-1 (LOC: BANK OF NEW YORK MELLON/THE)		0.01%		01/07/16	15,715,000	15,715,000
See financial notes    25

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV MULTI FAM HOUSING (625 WEST 57th STREET HOUSING NY) SERIES A-2 (LOC: BANK OF NEW YORK MELLON/THE)		0.01%		01/07/16	5,000,000	5,000,000
REV MULTI FAM HOUSING (BILTMORE TOWER LLC) SERIES 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	16,700,000	16,700,000
REV MULTI FAM HOUSING (BLUE CASSEL SITE A REALTY LLC) SERIES 2006A1 (LOC: JPMORGAN CHASE BANK NA)		0.02%		01/07/16	5,700,000	5,700,000
REV MULTI FAM HOUSING (LIBERTY STREET REALTY LLC) SERIES 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)		0.01%		01/07/16	7,625,000	7,625,000
REV MULTI FAM HOUSING (MAIDEN LANE PROPERTIES LLC) SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	53,675,000	53,675,000
REV MULTI FAM HOUSING (OCEAN PARK ACQUISITION LP) SERIES 2005 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	28,400,000	28,400,000
REV MULTI FAM HOUSING (RIVER PLACE II LLC) SERIES 2008 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	26,055,000	26,055,000
REV MULTI FAM HOUSING (RIVERSIDE CENTER PARCEL 2 BIT ASSOCIATES LLC) SERIES 2015A-1 (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	10,000,000	10,000,000
REV MULTI FAM HOUSING SERIES 2000 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.02%		01/07/16	5,300,000	5,300,000
REV MULTI FAM HOUSING SERIES 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	4,500,000	4,500,000
REV MULTI FAM HOUSING SERIES 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	42,500,000	42,500,000
REV MULTI FAM HOUSING SERIES 2008A (LOC: CITIBANK NA)		0.02%		01/07/16	6,100,000	6,100,000
REV MULTI FAM HOUSING SERIES 2014A (LOC: BANK OF NEW YORK MELLON/THE)		0.01%		01/07/16	4,200,000	4,200,000
REV MULTI FAM HOUSING SERIES 2014A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.01%		01/07/16	13,650,000	13,650,000
REV PHA (BILTMORE TOWER LLC) SERIES 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	43,300,000	43,300,000
NEW YORK ST MTG AGY HOMEOWNER MTG
REV HOUS SINGL SERIES 132 (LIQ: ROYAL BANK OF CANADA)		0.02%		01/04/16	17,580,000	17,580,000
REV HOUS SINGL SERIES 144 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/04/16	600,000	600,000
REV HOUS SINGL SERIES 147 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	18,880,000	18,880,000
REV HOUS SINGL SERIES 153 (LIQ: BARCLAYS BANK PLC)		0.02%		01/07/16	19,490,000	19,490,000
NEW YORK ST TWY AUTH
GO SERIES H (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	19,260,000	19,260,000
NEW YORK ST URBAN DEV CORP
REV PUBLIC SERVICES (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2014A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	7,500,000	7,500,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2004A-3C (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	650,000	650,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2007B (LIQ: BARCLAYS BANK PLC)	a	0.02%		01/07/16	3,200,000	3,200,000
26    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	4,995,000	4,995,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	7,700,000	7,700,000
NY ST DORM AUTH
GO (ST JOHNS UNIV N Y) SERIES 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	26,020,000	26,020,000
REV HOSPITAL (CATHOLIC HEALTH SYSTEM INC) SERIES 2006B (LOC: HSBC BANK USA NA)		0.01%		01/07/16	7,200,000	7,200,000
REV HOSPITAL (NEW YORK STATE OF) SERIES 2003D-2F (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	5,760,000	5,760,000
REV MULTI FAM HOUSING (ROYAL CHARTER PROPERTIES-EAST INC) SERIES 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	5,800,000	5,800,000
REV SALES TAX (NEW YORK STATE SALES TAX BONDS) SERIES 2014A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	3,300,000	3,300,000
REV SPECIAL TAX (CORNELL UNIVERSITY) SERIES 2006A (LIQ: BANK OF AMERICA NA)	a	0.05%		01/07/16	9,865,000	9,865,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2010F (LIQ: BANK OF AMERICA NA)	a	0.05%		01/07/16	5,000,000	5,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2013A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,000,000	2,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2014C (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	8,000,000	8,000,000
REV SPECIAL TAX (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	7,085,000	7,085,000
REV UNIVERSITY (COLUMBIA UNIVERSITY) SERIES 2006A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	8,535,000	8,535,000
REV UNIVERSITY (CULINARY INSTITUTE OF AMERICA) SERIES 2004 D (LOC: TD BANK NA)		0.02%		01/07/16	5,400,000	5,400,000
REV UNIVERSITY (CULINARY INSTITUTE OF AMERICA) SERIES 2004C (LOC: TD BANK NA)		0.02%		01/07/16	12,800,000	12,800,000
REV UNIVERSITY (CULINARY INSTITUTE OF AMERICA) SERIES 2006 (LOC: TD BANK NA)		0.02%		01/07/16	3,125,000	3,125,000
REV UNIVERSITY (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2006C (LIQ: CITIBANK NA)	a	0.02%		01/07/16	25,500,000	25,500,000
REV UNIVERSITY (NEW YORK STATE PERSONAL INCOME TAX BONDS) SERIES 2011A (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	5,935,000	5,935,000
REV UNIVERSITY (NEW YORK UNIVERSITY) SERIES 2009A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	9,900,000	9,900,000
REV UNIVERSITY (UNIVERSITY OF ROCHESTER) SERIES 2006 A-1 (LOC: BARCLAYS BANK PLC)		0.01%		01/07/16	5,400,000	5,400,000
REV UNIVERSITY (UNIVERSITY OF ROCHESTER) SERIES 2006 B-1 (LOC: BARCLAYS BANK PLC)		0.01%		01/07/16	4,530,000	4,530,000
PORT AUTHORITY OF NEW YORK & NEW JERSEY
REV TRANSPORTATION SERIES 144th (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	750,000	750,000
REV TRANSPORTATION SERIES 148th (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	9,990,500	9,990,500
REV TRANSPORTATION SERIES 179th (LIQ: CITIBANK NA)	a	0.02%		01/07/16	2,580,000	2,580,000
REV TRANSPORTATION SERIES 194th (LIQ: CITIBANK NA)	a	0.01%		01/07/16	1,220,000	1,220,000
See financial notes    27

Schwab New York Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV TRANSPORTATION SERIES 194TH (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	3,300,000	3,300,000
REV TRANSPORTATION SERIES 194th (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	8,500,000	8,500,000
ROCKLAND CNTY N Y INDL DEV AGY
REV HOSPITAL (ASSISTED LIVING AT NORTHERN RIVERVIEW INC) SERIES 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.11%		01/07/16	7,265,000	7,265,000
SALES TAX ASSET RECEIVABLE CORP N Y
REV SALES TAX SERIES FISCAL 2015A (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,140,000	3,140,000
SUFFOLK CNTY N Y INDL DEV AGY
REV SCHOOL (GUIDE DOG FNDTN FOR BLIND) SERIES 2001 (LOC: JPMORGAN CHASE BANK NA)		0.06%		01/07/16	3,240,000	3,240,000
SYRACUSE N Y INDL DEV AGY
REV HEALTHCARE (CROUSE HEALTH SYSTEM INC) SERIES 2003A (LOC: HSBC BANK USA NA)		0.02%		01/07/16	6,815,000	6,815,000
TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
REV TRANSPORTATION SERIES 2000		0.18%		01/01/16	29,200,000	29,200,000
REV TRANSPORTATION SERIES 2001C (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	13,000,000	13,000,000
REV TRANSPORTATION SERIES 2002 F (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)		0.02%		01/04/16	4,235,000	4,235,000
REV TRANSPORTATION SERIES 2003 B-3 (LOC: WELLS FARGO BANK NA)		0.01%		01/04/16	1,000,000	1,000,000
REV TRANSPORTATION SERIES 2003B-1 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.01%		01/07/16	3,000,000	3,000,000
REV TRANSPORTATION SERIES 2005B-2 (LOC: WELLS FARGO BANK NA)		0.01%		01/04/16	2,900,000	2,900,000
REV TRANSPORTATION SERIES 2005B-3 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	7,650,000	7,650,000
REV TRANSPORTATION SERIES 2008C (LIQ: BANK OF AMERICA NA)	a	0.07%		01/07/16	3,000,000	3,000,000
REV TRANSPORTATION SERIES 2009A2 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	6,500,000	6,500,000
REV TRANSPORTATION SERIES 2013C (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,665,000	6,665,000
UTILITY DEBT SECURITIZATION AUTHORITY
REV POWER SERIES 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,355,000	3,355,000
REV POWER SERIES 2013TE17 (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	6,650,000	6,650,000
REV POWER SERIES 2013TE17 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	21,665,000	21,665,000
Total Variable-Rate Securities
(Cost $1,398,505,500)						1,398,505,500

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $1,922,222,439.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $636,210,500 or 32.8% of net assets.

28    See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings continued
AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
UN —	Union
UNI —	Unified

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    29

Schwab New York Municipal Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value (Note 2a)		$1,922,222,439
Cash		12,206,491
Receivables:
Interest		3,886,333
Fund shares sold		75,000
Prepaid expenses	+	19,495
Total assets		1,938,409,758
Liabilities
Payables:
Investments bought		117,556
Investment adviser and administrator fees		22,542
Fund shares redeemed		79,401
Distributions to shareholders		2,734
Accrued expenses	+	122,955
Total liabilities		345,188
Net Assets
Total assets		1,938,409,758
Total liabilities	–	345,188
Net assets		$1,938,064,570
Net Assets by Source
Capital received from investors		1,938,064,570

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$1,728,368,678		1,726,408,083		$1.00
Value Advantage Shares	$209,695,892		209,458,013		$1.00

30    See financial notes

Schwab New York Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$1,906,601
Expenses
Investment adviser and administrator fees		6,280,897
Shareholder service fees:
Sweep Shares		5,749,043
Value Advantage Shares		498,183
Proxy fees		145,952
Portfolio accounting fees		140,354
Professional fees		89,493
Shareholder reports		51,198
Custodian fees		44,079
Transfer agent fees		42,199
Independent trustees' fees		34,097
Registration fees		33,686
Interest expense		1,366
Other expenses	+	33,368
Total expenses		13,143,915
Expense reduction by CSIM and its affiliates	–	11,423,998
Net expenses	–	1,719,917
Net investment income		186,684
Realized Gains (Losses)
Net realized gains on investments		503,722
Increase in net assets resulting from operations		$690,406
See financial notes    31

Schwab New York Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$186,684	$192,676
Net realized gains	+	503,722	510,620
Increase in net assets from operations		690,406	703,296
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(164,066)	(167,354)
Value Advantage Shares	+	(22,618)	(25,322)
Total distributions from net investment income		(186,684)	(192,676)
Distributions from net realized gains
Sweep Shares		(253,655)	(198,594)
Value Advantage Shares	+	(30,776)	(26,758)
Total distributions from net realized gains		(284,431)	(225,352)
Total distributions		(471,115)	(418,028)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		4,151,162,742	4,345,941,677
Value Advantage Shares	+	41,486,055	44,816,106
Total shares sold		4,192,648,797	4,390,757,783
Shares Reinvested
Sweep Shares		414,146	362,259
Value Advantage Shares	+	50,000	48,221
Total shares reinvested		464,146	410,480
Shares Redeemed
Sweep Shares		(4,181,142,969)	(4,280,963,305)
Value Advantage Shares	+	(68,562,614)	(74,741,139)
Total shares redeemed		(4,249,705,583)	(4,355,704,444)
Net transactions in fund shares		(56,592,640)	35,463,819
Net Assets
Beginning of period		1,994,437,919	1,958,688,832
Total increase or decrease	+	(56,373,349)	35,749,087
End of period		$1,938,064,570	$1,994,437,919
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
32    See financial notes

Schwab New Jersey Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.02%	0.01%	0.01%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.08% [3]	0.09% [3]	0.15% [3]	0.21% [3]	0.26% [3]
Gross operating expenses	0.75%	0.74%	0.74%	0.74%	0.74%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$625	$607	$622	$635	$596

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
See financial notes    33

Schwab New Jersey Municipal Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
30.0%	Fixed-Rate Securities	187,698,919	187,698,919
62.0%	Variable-Rate Securities	387,100,000	387,100,000
92.0%	Total Investments	574,798,919	574,798,919
8.0%	Other Assets and Liabilities, Net		49,763,979
100.0%	Net Assets		624,562,898

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 30.0% of net assets
New Jersey 29.8%
BLOOMFIELD TWP N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		01/15/16	2,156,556	2,157,273
BURLINGTON CNTY N J
GO SERIES 2013A		2.00%		05/15/16	250,000	251,495
BURLINGTON CNTY N J BRIDGE COMMN
REV LEASE REV (BURLINGTON CNTY N J) SERIES 2015B		1.50%		05/17/16	5,000,000	5,022,921
EAST BRUNSWICK TWP N J
GO BOND ANTICIPATION NOTE		1.00%		03/18/16	9,000,000	9,013,860
EDISON TWP N J
GO BOND ANTICIPATION NOTE		1.00%		02/12/16	400,000	400,270
ELIZABETH N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		04/08/16	2,350,000	2,356,209
ENGLEWOOD N J
GO BOND ANTICIPATION NOTE SERIES 2015A		1.25%		04/08/16	5,000,000	5,013,478
ESSEX CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		09/16/16	5,000,000	5,062,089
HUDSON CNTY N J IMPT AUTH
GO (HUDSON CNTY N J) SERIES 2015X-1A		2.00%		07/06/16	1,300,000	1,309,910
GO (HUDSON CNTY N J) SERIES 2015Y-1		1.75%		11/11/16	5,000,000	5,053,550
LIVINGSTON TWP N J
GO BOND ANTICIPATION NOTE		1.00%		02/01/16	1,500,000	1,500,972
MARGATE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		07/19/16	5,500,000	5,543,337
MIDDLESEX CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.25%		06/03/16	7,000,000	7,028,619
GO SERIES 2009A		3.00%		01/15/16	250,000	250,251
34    See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIDDLESEX CNTY N J IMPT AUTH
GO (MIDDLESEX CNTY N J) SERIES 2014		2.00%		09/15/16	760,000	769,189
REV COUNTY (MIDDLESEX CNTY N J) SERIES 2015		1.50%		09/15/16	1,485,000	1,496,363
MONMOUTH CNTY N J IMPT AUTH
GO (MONMOUTH CNTY N J) SERIES 2011		3.00%		10/01/16	790,000	805,621
REV COUNTY (MONMOUTH CNTY N J) SERIES 2015		1.50%		02/01/16	865,000	865,871
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
REV SCHOOL (NEW JERSEY STATE OF) SERIES 2008W (ESCROW)		5.00%		03/01/16	1,920,000	1,934,773
REV SPECIAL TAX (NEW JERSEY CIGARETTE) SERIES 2004 (ESCROW)		5.50%		06/15/16	5,855,000	5,992,217
NEW JERSEY HEALTH CARE FACS FING AUTH REV
REV HOSPITAL SERIES 2006A (ESCROW)		5.13%		07/01/16	3,050,000	3,123,207
NEW JERSEY STATE EDUCATIONAL FACILITIES AUTHORITY
GO (PRINCETON UNIVERSITY) SERIES 1997A		0.03%		01/07/16	30,000,000	30,000,000
REV SCHOOL (PRINCETON UNIVERSITY) SERIES 2008K		5.00%		07/01/16	930,000	951,611
REV UNIVERSITY (PRINCETON UNIVERSITY) SERIES 2007 E		5.00%		07/01/16	150,000	153,351
REV UNIVERSITY (PRINCETON UNIVERSITY) SERIES D		5.25%		07/01/16	120,000	122,929
NORTH BERGEN TWP N J
GO BOND ANTICIPATION NOTE		1.25%		04/01/16	1,800,000	1,804,574
OCEAN CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015A		2.00%		12/02/16	5,800,000	5,874,054
PORT AUTHORITY OF NEW YORK & NEW JERSEY
REV TRANSPORTATION SERIES 186		4.00%		10/15/16	125,000	128,486
REV TRANSPORTATION SERIES B		0.04%		02/17/16	15,020,000	15,020,000
REV TRANSPORTATION SERIES B		0.04%		03/30/16	17,425,000	17,425,000
REV TRANSPORTATION SERIES B		0.04%		04/12/16	5,100,000	5,100,000
REV TRANSPORTATION SERIES B		0.05%		04/26/16	1,400,000	1,400,000
ROBBINSVILLE N J
GO BOND ANTICIPATION NOTE SERIES 2015A		1.50%		07/29/16	10,000,000	10,064,442
RUTGERS UNIVERSITY NEW JERSEY
GO SERIES A&B (LIQ: WELLS FARGO BANK NA)		0.07%		01/06/16	800,000	800,000
REV UNIVERSITY SERIES 2010I		3.00%		05/01/16	120,000	121,045
SEA ISLE CITY N J
GO BOND ANTICIPATION NOTE SERIES 2015 A		2.00%		07/21/16	5,000,000	5,041,449
STAFFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		05/13/16	5,800,000	5,822,019
UNION CNTY N J
GO BOND ANTICIPATION NOTE SERIES 2015		2.00%		06/24/16	5,000,000	5,039,771
WEST MILFORD TWP N J
GO BOND ANTICIPATION NOTE		1.50%		09/23/16	3,456,950	3,482,200
WEST WINDSOR TWP N J
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		11/10/16	5,900,000	5,953,139
WOODBRIDGE TWP N J
GO BOND ANTICIPATION NOTE		1.50%		08/19/16	5,000,000	5,036,459
GO SERIES 2014		3.00%		02/01/16	2,125,000	2,130,058
						186,422,062
Texas 0.1%
BIRDVILLE TEX INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		0.35%		02/15/16	235,000	234,899
See financial notes    35

Schwab New Jersey Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GARLAND TEX INDPT SCH DIST
GO SERIES 2012 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/16	165,000	165,733
LOVEJOY INDPT SCH DIST TEX
GO SERIES 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/16	375,000	376,225
						776,857
Washington 0.1%
STATE OF WASHINGTON
GO SERIES 12-2007A		5.00%		01/01/16	500,000	500,000
Total Fixed-Rate Securities
(Cost $187,698,919)						187,698,919

Variable-Rate Securities 62.0% of net assets
New Jersey 53.5%
DELAWARE RIV PORT AUTH
REV TRANSPORTATION SERIES 2008-A (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	665,000	665,000
REV TRANSPORTATION SERIES 2010A (LOC: ROYAL BANK OF CANADA)		0.01%		01/07/16	11,190,000	11,190,000
REV TRANSPORTATION SERIES 2010B (LOC: BARCLAYS BANK PLC)		0.01%		01/07/16	3,545,000	3,545,000
REV TRANSPORTATION SERIES 2010C (LOC: BANK OF NEW YORK MELLON/THE)		0.01%		01/07/16	3,600,000	3,600,000
GLOUCESTER CNTY N J INDL POLLUTN CTL FING AUTH
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2003		0.01%		01/04/16	13,765,000	13,765,000
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
REV HEALTHCARE (APPLEWOOD ESTATES PROJECT) SERIES 2005 B (LOC: TD BANK NA)		0.01%		01/07/16	7,300,000	7,300,000
REV HOSPITAL (COOPER HEALTH) SERIES 2008 A (LOC: TD BANK NA)		0.01%		01/07/16	6,100,000	6,100,000
REV SCHOOL (PRINCETON DAY SCH INC) SERIES 2005 (LOC: US BANK NATIONAL ASSOCIATION)		0.01%		01/07/16	10,000,000	10,000,000
REV SPECIAL TAX (NJ MOTOR VEHICLE SURCHARGE FUNDS) SERIES 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	a	0.07%		01/07/16	5,715,000	5,715,000
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2005B,2006A&2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	23,395,000	23,395,000
REV UNIVERSITY (RUTGERS UNIVERSITY NEW JERSEY) SERIES 2013 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	4,000,000	4,000,000
NEW JERSEY HEALTH CARE FACS FING AUTH REV
REV HEALTHCARE (MERIDIAN HLTH SYS OBLIGATED GRP) SERIES 2003 A (LOC: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	16,800,000	16,800,000
REV HEALTHCARE (ROBERT WOOD JOHNSON UNIV HOSP) SERIES 2003A-8 (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	2,300,000	2,300,000
REV HOSPITAL (AHS HOSPITAL CORP) SERIES 2008B (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	14,500,000	14,500,000
REV HOSPITAL (AHS HOSPITAL CORP) SERIES 2008C (LOC: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	22,760,000	22,760,000
REV HOSPITAL (MERIDIAN NRSG & REHAB INC) SERIES 2006 A-3 (LOC: JPMORGAN CHASE BANK NA)		0.04%		01/07/16	2,905,000	2,905,000
REV HOSPITAL (MHAC I LLC) SERIES 2006 A-5 (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	3,000,000	3,000,000
36    See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOSPITAL (ROBERT WOOD JOHNSON UNIV HOSP) SERIES 2013B (LOC: WELLS FARGO BANK NA)		0.01%		01/07/16	28,340,000	28,340,000
REV HOSPITAL (ROBERT WOOD JOHNSON UNIV HOSP) SERIES 2014B (LOC: TD BANK NA)		0.01%		01/07/16	7,500,000	7,500,000
REV HOSPITAL (UNDERWOOD MEM HOSPITAL) SERIES 2008 (LOC: TD BANK NA)		0.01%		01/07/16	5,800,000	5,800,000
REV HOSPITAL (VIRTUA HLTH INC) SERIES 2004 (LOC: WELLS FARGO BANK NA)		0.02%		01/07/16	11,205,000	11,205,000
REV HOSPITAL SERIES 1985-A (LOC: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	16,240,000	16,240,000
NEW JERSEY ST HSG & MTG FIN AGY
REV HOUS SINGL SERIES 2008BB (LIQ: TD BANK NA)		0.01%		01/07/16	21,000,000	21,000,000
REV HOUSING SERIES 2005F (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	2,505,000	2,505,000
REV HOUSING SERIES 2006A (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	1,040,000	1,040,000
REV HOUSING SERIES 2007G (LOC: BANK OF AMERICA NA)		0.02%		01/07/16	3,200,000	3,200,000
REV MULTI FAM HOUSING SERIES 2008B (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	8,510,000	8,510,000
REV MULTI FAM HOUSING SERIES 2013-5 (LOC: CITIBANK NA)		0.01%		01/07/16	16,000,000	16,000,000
NEW JERSEY ST TRANSN TR FD AUTH
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2005B&2006A (LOC: WELLS FARGO BANK NA)	a	0.03%		01/07/16	11,445,000	11,445,000
REV TRANSPORTATION (NEW JERSEY STATE OF) SERIES 2006C (LOC: WELLS FARGO & COMPANY)	a	0.02%		01/07/16	870,000	870,000
NEW YORK LIBERTY DEVELOPMENT CORP
REV CITY (PORT AUTHORITY OF NEW YORK & NEW JERSEY) SERIES 2011 (LIQ: DEUTSCHE BANK AG)	a	0.11%		01/07/16	14,500,000	14,500,000
PORT AUTHORITY OF NEW YORK & NEW JERSEY
REV TRANSPORTATION SERIES 144TH (LIQ: CITIBANK NA)	a	0.02%		01/07/16	8,740,000	8,740,000
RUTGERS UNIVERSITY NEW JERSEY
REV UNIVERSITY SERIES 2009F (LIQ: ROYAL BANK OF CANADA)	a	0.01%		01/07/16	6,335,000	6,335,000
REV UNIVERSITY SERIES 2013J (LIQ: CITIBANK NA)	a	0.02%		01/07/16	4,340,000	4,340,000
REV UNIVERSITY SERIES 2013L (LIQ: BANK OF AMERICA NA)	a	0.03%		01/07/16	7,700,000	7,700,000
UNION CNTY N J INDL POLLUTN CTL FING AUTH
REV IDB & PCR (EXXON MOBIL CORP) SERIES 1989		0.01%		01/04/16	750,000	750,000
REV IDB & PCR (EXXON MOBIL CORP) SERIES 1994		0.01%		01/04/16	6,400,000	6,400,000
						333,960,000
Colorado 0.4%
BROOMFIELD COLO URBAN RENEWAL AUTH
REV SPECIAL TAX SERIES 2005 (LOC: BNP PARIBAS SA)		0.07%		01/07/16	2,375,000	2,375,000
Delaware 0.7%
DELAWARE ST HEALTH FACS AUTH
REV HOSPITAL (CHRISTIANA CARE HLTH SVCS) SERIES 2008A		0.01%		01/04/16	4,585,000	4,585,000
District of Columbia 0.2%
DISTRICT OF COLUMBIA (WASHINGTON DC)
REV PUBLIC SERVICES SERIES 1993 (LOC: BANK OF AMERICA NA)		0.08%		01/07/16	1,265,000	1,265,000
Florida 1.0%
ORLANDO FLA UTILS COMMN
REV POWER SERIES 2008-1 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	6,435,000	6,435,000
See financial notes    37

Schwab New Jersey Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Georgia 2.3%
FULTON CNTY GA DEV AUTH
REV TRANSPORTATION (BERKSHIRE HATHAWAY INC) SERIES 1999B		0.02%		01/07/16	8,150,000	8,150,000
MACON GA WTR AUTH
REV WATER & SEWER SERIES 2012		0.01%		01/07/16	6,000,000	6,000,000
						14,150,000
Indiana 0.1%
INDIANA ST FINANCE AUTHORITY
REV HOSPITAL (ASCENSION HEALTH ALLIANCE) SERIES 2008		0.01%		01/07/16	700,000	700,000
Massachusetts 0.3%
MASSACHUSETTS BAY TRANSPORTATION AUTHORITY
GO (COMMONWEALTH OF MASSACHUSETTS) SERIES 2000A-2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	2,000,000	2,000,000
New York 0.2%
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY SERIES 2016A4 (LIQ: BANK OF AMERICA NA)		0.01%		01/04/16	1,045,000	1,045,000
Texas 0.8%
GULF COAST WASTE DISP AUTH TEX
REV WASTE/POLLUTION (EXXON MOBIL CORP) SERIES 2001A		0.01%		01/04/16	1,000,000	1,000,000
HARRIS CNTY TEX HEALTH FACS DEV CORP
REV HOSPITAL (METHODIST HOSPITALS OF TEXAS) SERIES 2008A-2		0.01%		01/04/16	3,385,000	3,385,000
LOWER NECHES VALLEY AUTH TEX
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2012		0.01%		01/04/16	900,000	900,000
						5,285,000
Other Investments 2.5%
NUVEEN PREMIUM INCOME MUNICIPAL FUND
SERIES 1 (LOC: BARCLAYS BANK PLC)	a	0.11%		01/07/16	5,300,000	5,300,000
NUVEEN SELECT QUALITY MUNICIPAL FUND
SERIES 1 (LOC: BARCLAYS BANK PLC)	a	0.11%		01/07/16	10,000,000	10,000,000
						15,300,000
Total Variable-Rate Securities
(Cost $387,100,000)						387,100,000

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $574,798,919.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $102,340,000 or 16.4% of net assets.

38    See financial notes

Schwab New Jersey Municipal Money Fund
Portfolio Holdings continued
AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
UN —	Union
UNI —	Unified

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    39

Schwab New Jersey Municipal Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value (Note 2a)		$574,798,919
Cash		48,951,603
Receivables:
Interest		871,246
Prepaid expenses	+	16,326
Total assets		624,638,094
Liabilities
Payables:
Shareholder service fees		3,933
Distributions to shareholders		156
Accrued expenses	+	71,107
Total liabilities		75,196
Net Assets
Total assets		624,638,094
Total liabilities	–	75,196
Net assets		$624,562,898
Net Assets by Source
Capital received from investors		624,583,823
Net realized capital losses		(20,925)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$624,562,898		623,938,602		$1.00

40    See financial notes

Schwab New Jersey Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$555,694
Expenses
Investment adviser and administrator fees		2,109,323
Shareholder service fees		2,109,323
Portfolio accounting fees		89,582
Proxy fees		60,099
Professional fees		54,798
Independent trustees' fees		30,429
Shareholder reports		25,974
Transfer agent fees		20,897
Custodian fees		14,698
Registration fees		9,605
Interest expense		812
Other expenses	+	11,318
Total expenses		4,536,858
Expense reduction by CSIM and its affiliates	–	4,041,367
Net expenses	–	495,491
Net investment income		60,203
Realized Gains (Losses)
Net realized losses on investments		(20,925)
Increase in net assets resulting from operations		$39,278
See financial notes    41

Schwab New Jersey Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$60,203	$62,609
Net realized gains (losses)	+	(20,925)	44,219
Increase in net assets from operations		39,278	106,828
Distributions to Shareholders
Distributions from net investment income		(60,203)	(62,609)
Distributions from net realized gains	+	—	(36,066)
Total distributions		(60,203)	(98,675)
Transactions in Fund Shares*
Shares sold		1,203,410,255	1,233,818,749
Shares reinvested		59,010	97,241
Shares redeemed	+	(1,186,350,764)	(1,248,239,849)
Net transactions in fund shares		17,118,501	(14,323,859)
Net Assets
Beginning of period		607,465,322	621,781,028
Total increase or decrease	+	17,097,576	(14,315,706)
End of period		$624,562,898	$607,465,322
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
42    See financial notes

Schwab Pennsylvania Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	—
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09% [3]	0.09% [3]	0.14% [3]	0.20% [3]	0.28% [3]
Gross operating expenses	0.75%	0.75%	0.74%	0.75%	0.74%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$526	$542	$518	$552	$485

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
See financial notes    43

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
17.8%	Fixed-Rate Securities	93,505,155	93,505,155
67.4%	Variable-Rate Securities	354,805,049	354,805,049
85.2%	Total Investments	448,310,204	448,310,204
14.8%	Other Assets and Liabilities, Net		77,907,271
100.0%	Net Assets		526,217,475

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 17.8% of net assets
Pennsylvania 15.8%
ALLEGHENY CNTY PA HOSP DEV AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2008 A		5.00%		09/01/16	405,000	417,193
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2008B		5.00%		06/15/16	200,000	204,143
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2009A		4.00%		08/15/16	195,000	199,213
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2010A		5.00%		05/15/16	370,000	376,343
MONROEVILLE PA FIN AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2012		4.00%		02/15/16	1,605,000	1,612,314
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2013B		4.00%		07/01/16	100,000	101,712
PENNSYLVANIA (COMMONWEALTH OF)
GO SERIES 2004		5.38%		07/01/16	1,085,000	1,111,693
GO SERIES 2005		5.00%		01/01/16	2,165,000	2,165,000
GO SERIES 2006		5.00%		03/01/16	275,000	277,078
GO SERIES 2006		4.00%		09/01/16	1,050,000	1,074,999
GO SERIES 2007A		5.00%		08/01/16	240,000	246,415
GO SERIES 2008		5.00%		05/15/16	1,460,000	1,484,653
GO SERIES 2009		5.00%		07/01/16	475,000	485,874
GO SERIES 2010A		5.00%		07/15/16	500,000	512,486
GO SERIES 2013		5.00%		04/01/16	885,000	895,216
GO SERIES 2013		5.00%		10/15/16	275,000	284,930
GO SERIES 2015		5.00%		08/15/16	2,000,000	2,058,898
GO SERIES FR 2015		5.00%		08/15/16	1,900,000	1,954,700
44    See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PENNSYLVANIA ECONOMIC DEV FIN AUTH
REV SPECIAL TAX (PENNSYLVANIA UNEMPLOYMENT COMPENSATION REVENUE BONDS) SERIES 2012A		4.00%		07/01/16	1,000,000	1,018,374
REV SPECIAL TAX (PENNSYLVANIA UNEMPLOYMENT COMPENSATION REVENUE BONDS) SERIES 2012A		5.00%		07/01/16	4,250,000	4,351,352
PENNSYLVANIA HSG FIN AGY
REV HOUS SINGL SERIES 2009105B		2.90%		04/01/16	100,000	100,533
REV HOUS SINGL SERIES 2012114B		1.05%		04/01/16	2,340,000	2,343,598
REV HOUS SINGL SERIES 2015-116		0.55%		04/01/16	580,000	580,271
REV HOUS SINGL SERIES 2015117A		0.50%		04/01/16	1,175,000	1,175,000
REV HOUS SINGL SERIES 2015117A		0.75%		10/01/16	1,295,000	1,295,000
PENNSYLVANIA STATE UNIVERSITY
REV UNIVERSITY SERIES 2009A		5.00%		03/01/16	145,000	146,099
PHILADELPHIA PA CITY OF
(PHILADELPHIA ARPT SYS) SERIES B3 (LOC: WELLS FARGO BANK NA)		0.06%		01/12/16	2,600,000	2,600,000
GO TAX & REV ANTICIPATION NOTE SERIES 2015-16		2.00%		06/30/16	4,880,000	4,921,380
PHILADELPHIA PA GAS WORKS
REV UTILITY SERIES G1 (LOC: JPMORGAN CHASE BANK NA)		0.08%		01/06/16	9,265,000	9,265,000
SHAMOKIN-COAL TWP PA JT SWR AUTH
REV WATER & SEWER SERIES 2006 (ESCROW)		5.00%		07/01/16	5,340,000	5,466,856
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2002 A		5.00%		09/15/16	125,000	128,916
REV UNIVERSITY SERIES 2005C		0.07%		01/05/16	20,000,000	20,000,000
REV UNIVERSITY SERIES 2007B		0.04%		02/02/16	6,700,000	6,699,941
REV UNIVERSITY SERIES 2009A		5.00%		09/15/16	500,000	515,766
REV UNIVERSITY SERIES 2009B		4.00%		09/15/16	150,000	153,683
REV UNIVERSITY SERIES 2009B		5.00%		09/15/16	100,000	103,211
REV UNIVERSITY SERIES 2015		2.00%		08/02/16	6,900,000	6,968,205
						83,296,045
Florida 0.1%
FLORIDA ST BRD ED
GO (FLORIDA STATE OF) SERIES 2010 A		5.00%		01/01/16	250,000	250,000
Hawaii 0.0%
HAWAII STATE OF
GO SERIES 2008DK		5.00%		05/01/16	115,000	116,719
Ohio 0.2%
OHIO STATE OF
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2008A		5.00%		01/01/16	225,000	225,000
REV HOSPITAL (CLEVELAND CLINIC HLTH SYS OBLIG GROUP) SERIES 2011A		5.00%		01/01/16	650,000	650,000
						875,000
Oregon 0.0%
PHILOMATH ORE SCH DIST NO 17J BENTON & POLK CNTYS
GO SERIES 2010C (GTY: OREGON STATE OF)		3.00%		06/15/16	100,000	101,175
See financial notes    45

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
South Carolina 0.4%
SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY
REV POWER SERIES 2006-C		5.00%		01/01/16	940,000	940,000
REV POWER SERIES 2010-B		5.00%		01/01/16	1,275,000	1,275,000
						2,215,000
Texas 1.1%
GEORGE WEST TEX INDPT SCH DIST
GO SERIES 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/16	325,000	325,634
HOUSTON TEX INDPT SCH DIST
GO SERIES 2006A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/16	150,000	154,210
NORTH EAST INDPT SCH DIST TEX
GO SERIES 2014B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/01/16	600,000	601,372
TEXAS ST PUB FIN AUTH
GO (TEXAS STATE OF) SERIES 2008		0.04%		01/06/16	4,500,000	4,500,000
						5,581,216
Washington 0.2%
STATE OF WASHINGTON
GO SERIES 2008C		5.00%		01/01/16	750,000	750,000
GO SERIES R-2011A		5.00%		01/01/16	220,000	220,000
REV SPECIAL TAX SERIES 2007D		4.50%		01/01/16	100,000	100,000
						1,070,000
Total Fixed-Rate Securities
(Cost $93,505,155)						93,505,155

Variable-Rate Securities 67.4% of net assets
Pennsylvania 61.1%
ADAMS CNTY PA INDL DEV AUTH
REV IDB & PCR (SAY PLASTICS INC) SERIES 2007 A (LOC: WELLS FARGO BANK NA)		0.20%		01/07/16	1,640,000	1,640,000
ALLEGHENY CNTY PA HOSP DEV AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2010B1&B2 (LOC: ROYAL BANK OF CANADA)	a	0.02%		01/07/16	20,000,000	20,000,000
ALLEGHENY CNTY PA INDL DEV AUTH
REV HEALTHCARE (VINCENTIAN COLLABORATIVE SYSTEM FOUNTATION) SERIES 2008B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	4,000,000	4,000,000
REV SCHOOL (SAINT JOSEPH HIGH SCHOOL) SERIES 2009 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.60%		12/01/16	7,125,000	7,125,000
BUCKS CNTY PA INDL DEV AUTH
REV HOSPITAL (GRAND VIEW HOSPITAL) SERIES 2008A (LOC: TD BANK NA)		0.01%		01/07/16	11,250,000	11,250,000
CHAMBERSBURG PA MUN AUTH
REV UNIVERSITY (WILSON COLLEGE) SERIES 2007 (LOC: BANK OF AMERICA NA)		0.03%		01/07/16	24,480,000	24,480,000
DALLASTOWN PA AREA SCH DIST
GO SERIES 2015		1.25%	01/01/16	04/15/16	5,155,000	5,168,688
DELAWARE CNTY PA INDL DEV AUTH
REV TRANSPORTATION (UNITED PARCEL SERVICE INC) SERIES 2015		0.01%		01/04/16	11,300,000	11,300,000
46    See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
ERIE CNTY PA HOSP AUTH
REV HOSPITAL (ST VINCENT HEALTH CENTER ERIE) SERIES 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.03%		01/07/16	3,480,000	3,480,000
FAYETTE CNTY PA HOSP AUTH
REV HOSPITAL (FAYETTE MEM HOSP ASSN INC) SERIES 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.01%		01/07/16	1,750,000	1,750,000
FRANKLIN CNTY PA INDL DEV AUTH
REV HOSPITAL (CHAMBERSBURG HOSP) SERIES 2010 (LOC: WELLS FARGO BANK NA)	a	0.03%		01/07/16	7,080,000	7,080,000
GEISINGER AUTH PA
REV HOSPITAL (GEISINGER HLTH SYS) SERIES 2011A1 (LIQ: WELLS FARGO BANK NA)	a	0.03%		01/07/16	4,795,000	4,795,000
REV HOSPITAL (GEISINGER HLTH SYS) SERIES 2013B (LIQ: TD BANK NA)		0.01%		01/04/16	5,535,000	5,535,000
INDIANA CNTY PA HOSP AUTH
REV HOSPITAL (INDIANA REGIONAL MEDICAL CENTER) SERIES 2014B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	6,800,000	6,800,000
LANCASTER CNTY PA HOSP AUTH
REV HOSPITAL (MASONIC HOMES AT ELIZABETHTOWN) SERIES 2008D (LOC: JPMORGAN CHASE BANK NA)		0.01%		01/04/16	4,515,000	4,515,000
LUZERNE CNTY PA CONVENTION CTR AUTH
REV RECREATION/TOURISM SERIES 2012 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	3,900,000	3,900,000
MONTGOMERY CNTY PA REDEV AUTH
REV MULTI FAM HOUSING (KBF ASSC LP) SERIES 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.01%		01/07/16	3,410,000	3,410,000
NORTHAMPTON CNTY PA
REV IDB & PCR (BINNEY & SMITH) SERIES 1997 A (LOC: JPMORGAN CHASE BANK NA)		0.15%		01/07/16	7,500,000	7,500,000
REV IDB & PCR (BINNEY & SMITH) SERIES 1997 B (LOC: JPMORGAN CHASE BANK NA)		0.32%		01/07/16	385,000	385,000
PENNSYLVANIA (COMMONWEALTH OF)
GO SERIES 2014 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	3,500,000	3,500,000
REV STATE REVENUE ANTICIPATION NOTE SERIES 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a	0.01%		01/07/16	12,200,000	12,200,000
PENNSYLVANIA ECONOMIC DEV FIN AUTH
REV HOSPITAL (UNIVERSITY OF PITTSBURGH MEDICAL CENTER) SERIES 2015B (LIQ: JPMORGAN CHASE BANK NA)	a	0.09%		01/07/16	1,665,000	1,665,000
PENNSYLVANIA HIGHER EDUCATION FACILITIES AUTHORITY
REV UNIVERSITY (DREXEL UNIVERSITY) SERIES 2000 (LOC: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	3,500,000	3,500,000
REV UNIVERSITY (LYCOMING COLLEGE) SERIES 2001 I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.04%		01/07/16	5,500,000	5,500,000
PENNSYLVANIA HSG FIN AGY
REV HOUS SINGL SERIES 2002-75A (LIQ: ROYAL BANK OF CANADA)		0.02%		01/07/16	4,500,000	4,500,000
REV HOUS SINGL SERIES 2004-81C (LIQ: ROYAL BANK OF CANADA)		0.02%		01/07/16	5,060,000	5,060,000
REV HOUS SINGL SERIES 2004-83B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.02%		01/07/16	325,000	325,000
REV HOUS SINGL SERIES 2005-88B (LIQ: TD BANK NA)		0.04%		01/07/16	5,325,000	5,325,000
REV HOUS SINGL SERIES 2005-88C (LIQ: TD BANK NA)		0.04%		01/07/16	8,120,000	8,120,000
REV HOUS SINGL SERIES 2005-91B (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.02%		01/07/16	18,435,000	18,435,000
REV HOUS SINGL SERIES 2006-93,94&95A, 2007-97&98A (LIQ: MORGAN STANLEY BANK NA)	a	0.08%		01/07/16	191,361	191,361
See financial notes    47

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV HOUS SINGL SERIES 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.02%		01/07/16	4,585,000	4,585,000
REV HOUS SINGL SERIES 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a	0.06%		01/07/16	4,510,000	4,510,000
PENNSYLVANIA ST TURNPIKE COMMISSION
REV TRANSPORTATION SERIES 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a	0.01%		01/07/16	6,905,000	6,905,000
PENNSYLVANIA STATE UNIVERSITY
REV UNIVERSITY SERIES 2007A (LOC: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	13,985,000	13,985,000
REV UNIVERSITY SERIES 2009B		0.29%		06/01/16	12,500,000	12,500,000
PHILADELPHIA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
REV LEASE REV SERIES 2007B-2 (LOC: TD BANK NA)		0.01%		01/07/16	2,645,000	2,645,000
PHILADELPHIA PA CITY OF
REV TRANSPORTATION (PHILADELPHIA ARPT SYS) SERIES 2005 C2 (LOC: ROYAL BANK OF CANADA)		0.02%		01/07/16	8,775,000	8,775,000
PHILADELPHIA PA SCH DIST
GO SERIES 2009C (LOC: TD BANK NA)		0.01%		01/07/16	4,415,000	4,415,000
GO SERIES 2010F (LOC: BARCLAYS BANK PLC)		0.01%		01/07/16	2,200,000	2,200,000
ST MARY HOSP AUTH PA HEALTH SYS
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2012B		0.01%		01/07/16	12,770,000	12,770,000
UNIVERSITY OF PITTSBURGH
REV UNIVERSITY SERIES 2009B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	500,000	500,000
UPPER ST CLAIR TWP PA
GO SERIES 2008 (LIQ: BANK OF NEW YORK MELLON/THE)		0.05%		01/07/16	11,620,000	11,620,000
WASHINGTON CNTY PA AUTH
REV UNIVERSITY (UNIVERSITY OF PENNSYLVANIA) SERIES 2004		0.01%		01/07/16	13,740,000	13,740,000
WASHINGTON CNTY PA HOSP AUTH
REV HOSPITAL (MONONGAHELA VY HOSP INC) SERIES 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.02%		01/07/16	2,000,000	2,000,000
REV HOSPITAL (WASHINGTON HOSP) SERIES 2001B (LOC: PNC BANK NATIONAL ASSOCIATION)		0.50%		07/01/16	3,000,000	3,000,000
REV HOSPITAL (WASHINGTON HOSP) SERIES 2008 A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.01%		01/04/16	7,335,000	7,335,000
REV HOSPITAL SERIES 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)		0.50%		07/01/16	7,500,000	7,500,000
						321,420,049
Alabama 0.5%
BIRMINGHAM ALA INDL DEV BRD
REV IDB & PCR (CULTON PROPERTIES LLC) SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)		0.08%		01/07/16	980,000	980,000
LAKE MARTIN ALA AREA INDL DEV AUTH
REV IDB & PCR (GREAT SOUTHERN PROPERTIES LLC) SERIES 2011 (LOC: COMERICA BANK)		0.09%		01/07/16	1,540,000	1,540,000
						2,520,000
Alaska 1.3%
ALASKA HOUSING FINANCE CORP
REV HOUS SINGL SERIES 2002-A (LIQ: JPMORGAN CHASE BANK NA)		0.02%		01/04/16	6,750,000	6,750,000
48    See financial notes

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 0.0%
SACRAMENTO CNTY CALIF HSG AUTH
REV MULTI FAM HOUSING (SIERRA SUNRISE SENIOR APARTMENTS LP) SERIES 2004D (LOC: CITIBANK NA)		0.04%		01/07/16	100,000	100,000
Florida 0.6%
BREVARD CNTY FLA HSG FIN AUTH
REV MULTI FAM HOUSING (WICKHAM CLUB PARTNERS LTD) SERIES 2004 A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		0.04%		01/07/16	2,440,000	2,440,000
POLK CNTY FLA INDL DEV AUTH
REV IDB & PCR (TREMRON LAKELAND LLC) SERIES 2011 (LOC: BRANCH BANKING AND TRUST COMPANY)		0.07%		01/07/16	890,000	890,000
						3,330,000
Idaho 0.3%
IDAHO HEALTH FACILITIES AUTHORITY
REV HOSPITAL (TRINITY HEALTH CREDIT GROUP) SERIES 2013ID		0.13%		03/01/16	1,400,000	1,400,000
Illinois 0.4%
LAKE CNTY ILL
REV IDB & PCR SERIES 1994 (LOC: NORTHERN TRUST COMPANY (THE))		0.06%		01/07/16	2,200,000	2,200,000
North Carolina 0.1%
NORTH CAROLINA ST PORTS AUTH
REV IDB & PCR (WILMINGTON BULK LLC) SERIES 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)		0.07%		01/07/16	785,000	785,000
Texas 0.7%
CAPITAL INDL DEV CORP TEX
REV WASTE/POLLUTION SERIES 2001 (LOC: MUFG UNION BANK NA)		0.07%		01/07/16	1,500,000	1,500,000
GULF COAST WASTE DISP AUTH TEX
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2000		0.01%		01/04/16	2,100,000	2,100,000
						3,600,000
Other Investments 2.4%
NUVEEN OHIO QUALITY INCOME MUNICIPAL FUND
REV SERIES 1 (LOC: ROYAL BANK OF CANADA)	a	0.10%		01/07/16	4,200,000	4,200,000
NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND
REV SERIES 3 (LOC: ROYAL BANK OF CANADA)	a	0.11%		01/07/16	8,500,000	8,500,000
						12,700,000
Total Variable-Rate Securities
(Cost $354,805,049)						354,805,049

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $448,310,204.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $88,031,361 or 16.7% of net assets.

See financial notes    49

Schwab Pennsylvania Municipal Money Fund
Portfolio Holdings continued
AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
UN —	Union
UNI —	Unified

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
50    See financial notes

Schwab Pennsylvania Municipal Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value (Note 2a)		$448,310,204
Cash		77,072,448
Receivables:
Interest		880,595
Prepaid expenses	+	15,655
Total assets		526,278,902
Liabilities
Payables:
Shareholder service fees		3,313
Distributions to shareholders		249
Accrued expenses	+	57,865
Total liabilities		61,427
Net Assets
Total assets		526,278,902
Total liabilities	–	61,427
Net assets		$526,217,475
Net Assets by Source
Capital received from investors		526,217,475

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$526,217,475		525,898,414		$1.00

See financial notes    51

Schwab Pennsylvania Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$458,447
Expenses
Investment adviser and administrator fees		1,689,468
Shareholder service fees		1,689,468
Portfolio accounting fees		94,647
Professional fees		41,745
Independent trustees' fees		30,079
Transfer agent fees		20,886
Shareholder reports		19,985
Custodian fees		13,797
Registration fees		6,079
Proxy fees		3,400
Interest expense		969
Other expenses	+	8,792
Total expenses		3,619,315
Expense reduction by CSIM and its affiliates	–	3,209,107
Net expenses	–	410,208
Net investment income		48,239
Realized Gains (Losses)
Net realized gains on investments		27,190
Increase in net assets resulting from operations		$75,429
52    See financial notes

Schwab Pennsylvania Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$48,239	$49,673
Net realized gains	+	27,190	106,585
Increase in net assets from operations		75,429	156,258
Distributions to Shareholders
Distributions from net investment income		(48,239)	(49,673)
Distributions from net realized gains	+	(15,934)	(58,563)
Total distributions		(64,173)	(108,236)
Transactions in Fund Shares*
Shares sold		1,226,791,074	1,282,336,710
Shares reinvested		62,691	106,551
Shares redeemed	+	(1,242,469,162)	(1,258,408,119)
Net transactions in fund shares		(15,615,397)	24,035,142
Net Assets
Beginning of period		541,821,616	517,738,452
Total increase or decrease	+	(15,604,141)	24,083,164
End of period		$526,217,475	$541,821,616
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    53

Schwab Massachusetts Municipal Money Fund
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.02%	0.01%	0.02%	0.04%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.08% [3]	0.10% [3]	0.13% [3]	0.19% [3]	0.27% [3]
Gross operating expenses	0.77%	0.75%	0.75%	0.75%	0.74%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$460	$446	$430	$499	$425

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
54    See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
30.2%	Fixed-Rate Securities	138,771,426	138,771,426
61.8%	Variable-Rate Securities	284,157,203	284,157,203
92.0%	Total Investments	422,928,629	422,928,629
8.0%	Other Assets and Liabilities, Net		37,014,382
100.0%	Net Assets		459,943,011

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Securities 30.2% of net assets
Massachusetts 30.2%
BOSTON MASS WTR & SWR COMMN
REV WATER & SEWER SERIES A (LOC: STATE STREET BANK AND TRUST COMPANY)		0.07%		01/07/16	1,600,000	1,600,000
CHICOPEE MASS
GO BOND ANTICIPATION NOTE SERIES 2015		1.50%		07/20/16	2,381,080	2,394,552
COMMONWEALTH OF MASSACHUSETTS
GO SERIES 2003D		5.50%		10/01/16	95,000	98,495
GO SERIES 2004B		5.25%		08/01/16	585,000	601,648
GO SERIES 2006C		5.00%		05/01/16	205,000	208,168
GO SERIES 2006D		5.00%		08/01/16	400,000	410,871
GO SERIES 2007A		5.00%		05/01/16	100,000	101,525
GO SERIES 2008A		5.00%		09/01/16	115,000	118,511
GO SERIES 2009B		5.00%		07/01/16	155,000	158,456
GO SERIES 2010-B		4.00%		06/01/16	235,000	238,358
GO SERIES 2014C		3.00%		08/01/16	2,445,000	2,482,784
EAST BRIDGEWATER MASS
GO BOND ANTICIPATION NOTE		1.50%		03/11/16	1,775,000	1,779,339
EASTON MASS
GO BOND ANTICIPATION NOTE		2.00%		08/19/16	1,845,000	1,863,909
ESSEX MASS NORTH SHORE AGRIC & TECH SCH DIST
GO BOND ANTICIPATION NOTE		1.25%		06/17/16	2,500,000	2,509,473
FALL RIVER MASS
GO BOND ANTICIPATION NOTE		1.25%		02/12/16	4,300,000	4,304,684
FRANKLIN MASS
GO BOND ANTICIPATION NOTE		1.50%		05/20/16	1,000,000	1,004,419
HAVERHILL MASS
GO BOND ANTICIPATION NOTE		2.00%		09/01/16	3,000,000	3,032,467
See financial notes    55

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HINGHAM MASS
GO BOND ANTICIPATION NOTE		1.50%		05/21/16	1,000,000	1,004,646
MARBLEHEAD MASS
GO BOND ANTICIPATION NOTE		2.00%		08/05/16	3,000,000	3,030,136
MARSHFIELD MASS
GO BOND ANTICIPATION NOTE		2.00%		07/29/16	3,000,000	3,028,643
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV SALES TAX SERIES 2014 A		3.00%		07/01/16	250,000	253,258
REV SALES TAX SERIES B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.04%		01/05/16	4,000,000	4,000,000
REV TRANSPORTATION		5.50%		07/01/16	805,000	825,360
MASSACHUSETTS DEPARTMENT OF TRANSPORTATION
REV (COMMONWEALTH OF MASSACHUSETTS) SERIES 2010 B		5.00%		01/04/16	3,615,000	3,615,000
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
GO SERIES A (LOC: BANK OF AMERICA NA)		0.04%		01/15/16	6,000,000	6,000,000
GO SERIES C (LOC: BARCLAYS BANK PLC)		0.06%		01/06/16	6,000,000	6,000,000
REV SALES TAX SERIES 2009A		4.00%		05/15/16	605,000	613,005
REV SALES TAX SERIES 2013A		4.00%		05/15/16	725,000	734,655
REV SCHOOL SERIES C (LOC: BARCLAYS BANK PLC)		0.07%		03/03/16	10,000,000	10,000,000
SERIES A (LOC: BANK OF AMERICA NA)		0.06%		02/01/16	4,000,000	4,000,000
SERIES C (LOC: BARCLAYS BANK PLC)		0.05%		02/03/16	1,800,000	1,800,000
MASSACHUSETTS ST DEV FIN AGY
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2012L		3.00%		07/01/16	100,000	101,308
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2012L		5.00%		07/01/16	575,000	588,212
REV MULTI FAM HOUSING (NEW HADLEY LLC) SERIES 2015 (ESCROW)		0.35%		04/01/16	5,000,000	5,000,000
MASSACHUSETTS ST HEALTH & EDL FACS AUTH
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2010 J-2		5.00%		07/01/16	200,000	204,577
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2010J-2		4.00%		07/01/16	100,000	101,805
REV UNIVERSITY (HARVARD UNIVERSITY) SERIES EE		0.03%		01/05/16	6,900,000	6,900,000
REV UNIVERSITY (HARVARD UNIVERSITY) SERIES EE		0.02%		01/07/16	2,700,000	2,700,000
REV UNIVERSITY (HARVARD UNIVERSITY) SERIES EE		0.04%		02/01/16	19,000,000	19,000,000
REV UNIVERSITY (MASSACHUSETTS INSTITUTE OF TECHNOLOGY) SERIES M		5.25%		07/01/16	1,975,000	2,024,580
REV UNIVERSITY (TUFTS UNIVERSITY) SERIES 2002J		5.50%		08/15/16	1,500,000	1,549,342
MASSACHUSETTS ST WTR POLLN ABATEMENT TR POOL LN
REV WATER & SEWER SERIES 2009A		3.00%		08/01/16	200,000	203,079
MASSACHUSETTS ST WTR RES AUTH
SERIES 1999 (LOC: STATE STREET BANK AND TRUST COMPANY)		0.06%		02/10/16	6,000,000	6,000,000
METHUEN MASS
GO BOND ANTICIPATION NOTE		2.00%		08/05/16	1,415,000	1,428,025
MIDDLEBOROUGH MASS
GO BOND ANTICIPATION NOTE		1.25%		10/07/16	4,122,079	4,148,746
MILLIS MASS
GO BOND ANTICIPATION NOTE		2.00%		08/01/16	1,931,000	1,948,884
NEW BEDFORD MASS
GO BOND ANTICIPATION NOTE		1.25%		02/05/16	4,000,000	4,003,977
NEWBURYPORT MASS
GO BOND ANTICIPATION NOTE		2.00%		09/30/16	3,269,135	3,308,216
56    See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
PLYMOUTH MASS
GO BOND ANTICIPATION NOTE		1.50%		05/04/16	4,529,000	4,548,354
QUINCY MASS
GO BOND ANTICIPATION NOTE		2.00%		07/15/16	2,000,000	2,017,975
SALISBURY MASS
GO BOND ANTICIPATION NOTE		1.25%		03/24/16	3,154,700	3,161,615
WESTBOROUGH MASS
GO BOND ANTICIPATION NOTE		2.00%		08/12/16	2,000,000	2,020,369
Total Fixed-Rate Securities
(Cost $138,771,426)						138,771,426

Variable-Rate Securities 61.8% of net assets
Massachusetts 53.3%
COMMONWEALTH OF MASSACHUSETTS
GO SERIES 2000A (LIQ: CITIBANK NA)		0.01%		01/07/16	1,000,000	1,000,000
GO SERIES 2007A (LIQ: SOCIETE GENERALE SA)	a	0.01%		01/07/16	4,000,000	4,000,000
GO SERIES 2007C (LIQ: CITIBANK NA)	a	0.02%		01/07/16	4,500,000	4,500,000
GO SERIES 2007C (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,900,000	3,900,000
GO SERIES 2007C (LIQ: SOCIETE GENERALE SA)	a	0.01%		01/07/16	1,085,000	1,085,000
GO SERIES 2012D		0.35%	01/07/16	01/01/17	2,950,000	2,952,557
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV SALES TAX SERIES 2008 A-2 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	16,100,000	16,100,000
MASSACHUSETTS BAY TRANSPORTATION AUTHORITY
GO (COMMONWEALTH OF MASSACHUSETTS) SERIES 2000A-1 (LIQ: BARCLAYS BANK PLC)		0.03%		01/07/16	2,100,000	2,100,000
GO (COMMONWEALTH OF MASSACHUSETTS) SERIES 2000A-2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.01%		01/07/16	4,995,000	4,995,000
MASSACHUSETTS DEPARTMENT OF TRANSPORTATION
REV TRANSPORTATION (COMMONWEALTH OF MASSACHUSETTS) SERIES 2010A-7 (LIQ: TD BANK NA)		0.01%		01/07/16	3,585,000	3,585,000
MASSACHUSETTS SCHOOL BUILDING AUTHORITY
GO SERIES 2015D (LIQ: CITIBANK NA)	a	0.01%		01/07/16	9,985,000	9,985,000
REV SALES TAX SERIES 2007A (LIQ: JPMORGAN CHASE BANK NA)	a	0.03%		01/07/16	1,315,000	1,315,000
REV SALES TAX SERIES 2013A (LIQ: CITIBANK NA)	a	0.02%		01/07/16	4,125,000	4,125,000
REV SCHOOL SERIES 2012B (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	3,750,000	3,750,000
MASSACHUSETTS ST DEV FIN AGY
REV HEALTHCARE (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2014M4 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	2,500,000	2,500,000
REV HEALTHCARE (SYMMES LIFE CARE INC DBA BROOKHAVEN AT LEXINGTON) SERIES 2005B (LOC: BANK OF AMERICA NA)		0.13%		01/07/16	2,775,000	2,775,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2011K-4		5.00%		01/14/16	2,675,000	2,679,646
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2014 M-2 (LOC: BANK OF NEW YORK MELLON/THE)		0.01%		01/07/16	5,000,000	5,000,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2015O-1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	1,600,000	1,600,000
REV PUBLIC SERVICES (CILS REALTY INC) SERIES 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.01%		01/07/16	8,525,000	8,525,000
See financial notes    57

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
REV PUBLIC SERVICES (CORPORATION FOR INDEPENDENT LIVING) SERIES 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.01%		01/07/16	6,230,000	6,230,000
REV SCHOOL (CUSHING ACADEMY) SERIES 2004 (LOC: TD BANK NA)		0.01%		01/07/16	2,480,000	2,480,000
REV SCHOOL (MARINE BIOLOGICAL LABORATORY) SERIES 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)		0.01%		01/07/16	7,110,000	7,110,000
REV UNIVERSITY (BOSTON UNIVERSITY) SERIES U-3 (LOC: NORTHERN TRUST COMPANY (THE))		0.01%		01/07/16	2,800,000	2,800,000
REV UNIVERSITY (HARVARD UNIVERSITY) SERIES 2010B2 (LIQ: BANK OF AMERICA NA)	a	0.02%		01/07/16	12,500,000	12,500,000
MASSACHUSETTS ST HEALTH & EDL FACS AUTH
REV HEALTHCARE (PARTNERS HEALTHCARE SYSTEM INC) SERIES P2 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	18,900,000	18,900,000
REV HOSPITAL (BAYSTATE MEDICAL CENTER MA) SERIES 2005 G (LOC: WELLS FARGO BANK NA)		0.01%		01/04/16	1,100,000	1,100,000
REV HOSPITAL (BAYSTATE MEDICAL CENTER MA) SERIES 2009K-1 (LOC: WELLS FARGO BANK NA)		0.01%		01/04/16	6,480,000	6,480,000
REV HOSPITAL (DANA-FARBER CANCER INSTITUTE MA) SERIES M-2 (LOC: BANK OF AMERICA NA)		0.03%		01/07/16	2,140,000	2,140,000
REV HOSPITAL (GREAT BROOK VALLEY HEALTH CENTER) SERIES 2006 A (LOC: TD BANK NA)		0.02%		01/07/16	3,165,000	3,165,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	2,100,000	2,100,000
REV HOSPITAL (PARTNERS HEALTHCARE SYSTEM INC) SERIES P1 (LIQ: JPMORGAN CHASE BANK NA)		0.01%		01/07/16	2,500,000	2,500,000
REV HOSPITAL SERIES 2004M-4A (LOC: BANK OF AMERICA NA)		0.03%		01/07/16	4,015,000	4,015,000
REV SCHOOL (AMHERST COLLEGE) SERIES 2005I		0.01%		01/07/16	9,260,000	9,260,000
REV SCHOOL (MASSACHUSETTS INSTITUTE OF TECHNOLOGY) SERIES 2008N (ESCROW) (LIQ: BARCLAYS BANK PLC)	a	0.03%		01/07/16	9,470,000	9,470,000
REV SCHOOL (MUSEUM OF FINE ARTS) SERIES 2007-A2 (LIQ: BANK OF AMERICA NA)		0.01%		01/04/16	3,195,000	3,195,000
REV UNIVERSITY (AMHERST COLLEGE) SERIES F		0.01%		01/07/16	8,600,000	8,600,000
REV UNIVERSITY (HARVARD UNIVERSITY) SERIES R		0.01%		01/04/16	1,100,000	1,100,000
REV UNIVERSITY (MASSACHUSETTS INSTITUTE OF TECHNOLOGY) SERIES 2001 J-1		0.01%		01/07/16	2,100,000	2,100,000
REV UNIVERSITY (MASSACHUSETTS INSTITUTE OF TECHNOLOGY) SERIES 2001J-2		0.01%		01/07/16	750,000	750,000
REV UNIVERSITY (MASSACHUSETTS INSTITUTE OF TECHNOLOGY) SERIES 2008N (LIQ: CITIBANK NA)	a	0.01%		01/07/16	2,000,000	2,000,000
REV UNIVERSITY (TUFTS UNIVERSITY) SERIES 2008N1 (LIQ: US BANK NATIONAL ASSOCIATION)		0.01%		01/04/16	5,300,000	5,300,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2007E&F (ESCROW) (LIQ: US BANK NATIONAL ASSOCIATION)	a	0.02%		01/07/16	7,220,000	7,220,000
MASSACHUSETTS ST HSG FIN AGY
REV MULTI FAM HOUSING SERIES 2015A (LOC: BANK OF AMERICA NA)		0.01%		01/07/16	4,800,000	4,800,000
MASSACHUSETTS ST WTR POLLN ABATEMENT TR POOL LN
REV WATER & SEWER SERIES 14 (LIQ: MORGAN STANLEY BANK NA)	a	0.02%		01/07/16	6,665,000	6,665,000
REV WATER & SEWER SERIES 2006 (LIQ: CREDIT SUISSE AG)	a	0.01%		01/07/16	8,195,000	8,195,000
MASSACHUSETTS ST WTR RES AUTH
REV WATER & SEWER SERIES 2008 F (LIQ: BANK OF NEW YORK MELLON/THE)		0.01%		01/07/16	2,700,000	2,700,000
58    See financial notes

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
METROPOLITAN BOSTON TRAN PKG
REV TRANSPORTATION SERIES 2011 (LOC: WELLS FARGO BANK NA)	a	0.03%		01/07/16	2,500,000	2,500,000
UNIVERSITY OF MASSACHUSETTS BLDG AUTH
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2011-1 (LIQ: WELLS FARGO BANK NA)		0.02%		01/07/16	2,470,000	2,470,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2013-1 (LIQ: CITIBANK NA)	a	0.02%		01/07/16	5,500,000	5,500,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a	0.02%		01/07/16	1,500,000	1,500,000
REV UNIVERSITY (UNIVERSITY OF MASSACHUSETTS) SERIES 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a	0.14%		01/07/16	3,700,000	3,700,000
						245,017,203
Connecticut 0.4%
CONNECTICUT STATE OF
GO SERIES 2014A		0.05%		01/01/16	2,000,000	2,000,000
District of Columbia 0.2%
DISTRICT OF COLUMBIA (WASHINGTON DC)
REV PUBLIC SERVICES SERIES 1993 (LOC: BANK OF AMERICA NA)		0.08%		01/07/16	780,000	780,000
Georgia 0.9%
MACON GA WTR AUTH
REV WATER & SEWER SERIES 2012		0.01%		01/07/16	4,000,000	4,000,000
Maryland 0.7%
MARYLAND ST ECONOMIC DEV CORP
REV INDUSTRIAL SERIES 2001-A (LOC: MANUFACTURERS AND TRADERS TRUST CO)		0.31%		01/07/16	3,350,000	3,350,000
Michigan 0.4%
MICHIGAN STATE FINANCE AUTHORITY
REV HOSPITAL SERIES C (LOC: FIFTH THIRD BANK)		0.10%		01/07/16	1,750,000	1,750,000
Minnesota 0.3%
MINNEAPOLIS MINN
REV MULTI FAM HOUSING (SEVEN CORNERS COMMUNITY HOUSING CORP) SERIES 2001 (LOC: WELLS FARGO BANK NA)		0.12%		01/07/16	1,420,000	1,420,000
New York 0.5%
NEW YORK CITY TRANSITIONAL FIN AUTH
REV CITY SERIES 2016A4 (LIQ: BANK OF AMERICA NA)		0.01%		01/04/16	2,540,000	2,540,000
Wyoming 2.6%
LINCOLN CNTY WYO
REV IDB & PCR (EXXON MOBIL CORP) SERIES 2014		0.01%		01/04/16	12,000,000	12,000,000
Other Investments 2.5%
NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
REV SERIES 6 (LOC: CITIBANK NA)	a	0.10%		01/07/16	1,300,000	1,300,000
See financial notes    59

Schwab Massachusetts Municipal Money Fund
Portfolio Holdings continued
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NUVEEN SELECT QUALITY MUNICIPAL FUND
SERIES 1 (LOC: BARCLAYS BANK PLC)	a	0.11%		01/07/16	10,000,000	10,000,000
						11,300,000
Total Variable-Rate Securities
(Cost $284,157,203)						284,157,203

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $422,928,629.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $109,410,000 or 23.8% of net assets.

AGY —	Agency
APPR/TOB —	Tobacco appropriation
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
GTY —	Guaranty agreement
HBR —	Harbor
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
INDL —	Industrial
INDPT —	Independent
LIQ —	Liquidity agreement
LOC —	Letter of credit
MTG —	Mortgage
MULTI FAM —	Multi-family
MUN —	Municipal
PCR —	Pollution control revenue
PFC —	Passenger facility charge
REV —	Revenue
SAN —	Sanitation
SCH DIST —	School district
SUBN —	Suburban
UN —	Union
UNI —	Unified

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
60    See financial notes

Schwab Massachusetts Municipal Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value (Note 2a)		$422,928,629
Cash		36,303,781
Receivables:
Interest		767,915
Prepaid expenses	+	4,639
Total assets		460,004,964
Liabilities
Payables:
Shareholder service fees		45
Distributions to shareholders		325
Accrued expenses	+	61,583
Total liabilities		61,953
Net Assets
Total assets		460,004,964
Total liabilities	–	61,953
Net assets		$459,943,011
Net Assets by Source
Capital received from investors		459,943,011

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$459,943,011		459,205,289		$1.00

See financial notes    61

Schwab Massachusetts Municipal Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$392,110
Expenses
Investment adviser and administrator fees		1,521,316
Shareholder service fees		1,521,316
Portfolio accounting fees		90,944
Professional fees		46,277
Proxy fees		44,994
Independent trustees' fees		29,953
Registration fees		24,924
Shareholder reports		21,130
Transfer agent fees		20,883
Custodian fees		13,515
Interest expense		343
Other expenses	+	7,752
Total expenses		3,343,347
Expense reduction by CSIM and its affiliates	–	2,994,630
Net expenses	–	348,717
Net investment income		43,393
Realized Gains (Losses)
Net realized gains on investments		189,708
Increase in net assets resulting from operations		$233,101
62    See financial notes

Schwab Massachusetts Municipal Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$43,393	$43,744
Net realized gains	+	189,708	95,081
Increase in net assets from operations		233,101	138,825
Distributions to Shareholders
Distributions from net investment income		(43,393)	(43,744)
Distributions from net realized gains	+	(146,076)	(36,067)
Total distributions		(189,469)	(79,811)
Transactions in Fund Shares*
Shares sold		1,132,646,613	1,124,515,404
Shares reinvested		188,330	78,775
Shares redeemed	+	(1,118,999,822)	(1,108,541,199)
Net transactions in fund shares		13,835,121	16,052,980
Net Assets
Beginning of period		446,064,258	429,952,264
Total increase	+	13,878,753	16,111,994
End of period		$459,943,011	$446,064,258
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    63

Schwab Municipal Money Funds
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund™
Schwab Money Market Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Government Money Fund™	Schwab California Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund™	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund®	Schwab New Jersey Municipal Money Fund
Schwab Advisor Cash Reserves®	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund
Schwab Investor Money Fund®	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Effective April 30, 2015, the Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund and Schwab Massachusetts AMT Tax-Free Money Fund changed their names to Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund and Schwab Massachusetts Municipal Money Fund, respectively.
Schwab New York Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts Municipal Money Fund each offer one share class: Sweep Shares.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
64

Schwab Municipal Money Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
65

Schwab Municipal Money Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
66

Schwab Municipal Money Funds
Financial Notes (continued)
3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	70%	60%	69%	66%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	14% (Federal National Mortgage Association)	11% (JP Morgan Chase Bank NA)	11% (Royal Bank of Canada Group)	12% (JP Morgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC” and/or liquidity agreement “LIQ”, respectively, along with the institution providing the enhancement.
4. Risk Factors:
Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in the funds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund's investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but
67

Schwab Municipal Money Funds
Financial Notes (continued)
4. Risk Factors (continued):
there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
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Schwab Municipal Money Funds
Financial Notes (continued)
5. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds' shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
	Shareholder Service Fees	Sweep Administration Fees
Sweep Shares	0.25%	0.10%
Value Advantage Shares*	0.22%	n/a
*	Value Advantage Shares are only offered by Schwab New York Municipal Money Fund.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a
*	Value Advantage Shares are only offered by Schwab New York Municipal Money Fund.
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the funds' expenses equal to 0.005% of the funds' average daily net assets.
69

Schwab Municipal Money Funds
Financial Notes (continued)
5. Affiliates and Affiliated Transactions (continued):
During the period ended December 31, 2015, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab New York Municipal Money Fund	$11,423,998	$1,394,371
Schwab New Jersey Municipal Money Fund	4,041,367	588,826
Schwab Pennsylvania Municipal Money Fund	3,209,107	501,558
Schwab Massachusetts Municipal Money Fund	2,994,630	494,503
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. Effective November 9, 2015, the ability of CSIM and its affiliates to recapture from the funds for any fees waived under the voluntary yield waiver has been terminated.
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2015, each fund’s total aggregate security transactions with other Schwab Funds were as follows:
Schwab New York Municipal Money Fund	$225,213,890
Schwab New Jersey Municipal Money Fund	80,800,000
Schwab Pennsylvania Municipal Money Fund	57,235,000
Schwab Massachusetts Municipal Money Fund	96,545,000
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
During the period, the Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts Municipal Money Fund received a reimbursement payment of $3,038, $2,572 and $6,241, respectively, related to state filing fees resulting from revised calculation methodologies being applied on sales of the funds' shares in prior periods.
During the periods under which the expense was incurred, the funds were operating above their expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM and its affiliates, it was reimbursed to the investment adviser. Each fund's net expense ratio was not impacted during the periods the expense was incurred or during the current period.
6. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
70

Schwab Municipal Money Funds
Financial Notes (continued)
7. Borrowing from Banks:
Prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Federal Income Taxes:
As of December 31, 2015, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the Schwab New Jersey Municipal Money Fund had capital loss carryforwards of $20,925 with no expiration* available to offset future net capital gains.
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the funds had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
Current period distributions
Tax-exempt income	$186,684	$60,203	$48,239	$43,393
Ordinary income	152,178	—	11,477	27,741
Long-term capital gains	132,253	—	4,457	118,335
Prior period distributions
Tax-exempt income	$192,676	$62,609	$49,673	$43,744
Ordinary income	114,260	—	—	6,221
Long-term capital gains	111,092	36,066	58,563	29,846
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
71

Schwab Municipal Money Funds
Financial Notes (continued)
8. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, the funds made the following reclassifications:
	Schwab New York Municipal Money Fund	Schwab New Jersey Municipal Money Fund	Schwab Pennsylvania Municipal Money Fund	Schwab Massachusetts Municipal Money Fund
Capital shares	$219,291	$—	$11,256	$43,632
Net realized capital gains and losses	(219,291)	—	(11,256)	(43,632)
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the funds did not incur any interest or penalties.
9. Money Market Fund Reform:
On July 23, 2014, the Securities and Exchange Commission (SEC) adopted changes to the rules that govern money market funds. These rule changes create new definitions for Government money market funds and Retail money market funds and require Institutional money market funds to operate with a floating NAV. Retail and Government money market funds will be permitted to continue to transact at a constant NAV. Additionally, non-Government money market funds are required to adopt policies and procedures to allow for a fund’s Board to impose liquidity fees and redemption gates if the fund’s weekly liquid assets fall below the regulatory threshold set by the SEC . The date for compliance with the floating NAV and liquidity fees and redemption gate requirements is no later than October 14, 2016.
Effective April 14, 2016, (i) Each of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund intends to qualify as a Government money market fund under the new regulatory definition; and (ii) Schwab Money Market Portfolio will change its name to Schwab Government Money Market Portfolio and intends to qualify as a Government money market fund under the new regulatory definition. These funds will continue to seek to maintain a constant NAV of $1.00 per share and do not plan to adopt a policy to implement liquidity fees or redemption gates. Additionally, each of the Schwab Prime and Municipal Money Market Funds intends to qualify as a Retail money market fund by October 14, 2016, will continue to seek to maintain a constant NAV of $1.00 per share and will be required to comply with the new liquidity fees and redemption gate requirements by no later than October 14, 2016.
10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
72

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts Municipal Money Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab New York Municipal Money Fund (formerly “Schwab New York AMT Tax-Free Money Fund”), Schwab New Jersey Municipal Money Fund (formerly “Schwab New Jersey AMT Tax-Free Money Fund”), Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts Municipal Money Fund (formerly “Schwab Massachusetts AMT Tax-Free Money Fund”) (four of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
73

Other Federal Tax Information (unaudited)
The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2015.
Percentage
Schwab New York Municipal Money Fund	100%
Schwab New Jersey Municipal Money Fund	100%
Schwab Pennsylvania Municipal Money Fund	100%
Schwab Massachusetts Municipal Money Fund	100%
Under Section 852 (b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2015:
Schwab New York Municipal Money Fund	$351,544
Schwab New Jersey Municipal Money Fund	—
Schwab Pennsylvania Municipal Money Fund	15,713
Schwab Massachusetts Municipal Money Fund	161,967
74

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Massachusetts Municipal Money Fund (formerly known as Schwab Massachusetts AMT Tax-Free Money Fund) (the “Fund”), a series of The Charles Schwab Family of Funds (the “Trust”), was held on March 20, 2015, for the purpose of seeking shareholder approval of the two proposals noted below. The number of votes necessary to conduct the Meeting and approve the proposal was obtained. The results of the votes of shareholders are listed below.
Proposal	For	Against	Abstain
To approve the replacement of the Fund’s fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended, with a new fundamental investment policy.	195,669,914.420	26,130,053.200	3,529,444.439
To approve the replacement of the Fund’s fundamental investment objective with a new non-fundamental investment objective.	172,669,533.970	48,960,734.530	3,699,143.559
A Special Meeting of Shareholders of Schwab New Jersey Municipal Money Fund (formerly known as Schwab New Jersey AMT Tax-Free Money Fund) (the “Fund”), a series of The Charles Schwab Family of Funds (the “Trust”), was held on March 20, 2015, for the purpose of seeking shareholder approval of the two proposals noted below. The number of votes necessary to conduct the Meeting and approve the proposal was obtained. The results of the votes of shareholders are listed below.
Proposal	For	Against	Abstain
To approve the replacement of the Fund’s fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended, with a new fundamental investment policy.	271,657,218.110	33,947,431.820	9,162,639.400
To approve the replacement of the Fund’s fundamental investment objective with a new non-fundamental investment objective.	259,510,265.550	45,863,457.560	9,393,566.220
A Special Meeting of Shareholders of Schwab New York Municipal Money Fund (formerly known as Schwab New York AMT Tax-Free Money Fund) (the “Fund”), a series of The Charles Schwab Family of Funds (the “Trust”), was held on March 20, 2015, for the purpose of seeking shareholder approval of the two proposals noted below. The number of votes necessary to conduct the Meeting and approve the proposal was obtained. The results of the votes of shareholders are listed below.
Proposal	For	Against	Abstain
To approve the replacement of the Fund’s fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended, with a new fundamental investment policy.	809,507,203.690	180,105,845.495	32,278,621.959
To approve the replacement of the Fund’s fundamental investment objective with a new non-fundamental investment objective.	710,108,919.200	277,964,153.465	33,818,598.479
75

A Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	114,958,848,042.874	28,369,951,694.105
Marie A. Chandoha	138,293,183,971.888	5,035,615,765.091
Joseph R. Martinetto	138,343,234,171.004	4,985,565,565.975
Robert W. Burns	138,801,166,597.632	4,527,633,139.347
John F. Cogan	135,183,710,424.042	8,145,089,312.937
Stephen T. Kochis	138,674,668,915.137	4,654,130,821.842
David L. Mahoney	138,421,149,206.830	4,907,650,530.149
Kiran M. Patel	138,545,135,567.241	4,783,664,169.738
Kimberly S. Patmore	138,722,452,525.210	4,606,347,211.769
Charles A. Ruffel	138,803,994,873.579	4,524,804,863.400
Gerald B. Smith	138,636,013,914.434	4,692,785,822.545
Joseph H. Wender	138,440,840,243.816	4,887,959,493.163
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Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
81

maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
82

PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These
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How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
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We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
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Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
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Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13859-19
00160181

Annual report dated December 31, 2015, enclosed.
Schwab Retirement Advantage Money Fund®
Schwab Investor Money Fund®

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Schwab Retirement Advantage Money Fund®
Schwab Investor Money Fund®
Annual Report
December 31, 2015

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we aim to make investing straightforward for our investors. Our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios.
The Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund (the Funds) are designed to offer investors stability, liquidity, and yield. The Funds invest in high-quality, short-term money market securities issued by U.S. and foreign issuers. The Funds are also actively managed, benefiting from extensive credit research and professional money management.
For the 12-month reporting period ended December 31, 2015, yields on taxable money market securities remained at historically low levels. Short-term interest rates stayed near zero percent until December, when the Federal Reserve (the Fed) ended months of speculation by raising the target federal funds rate. It was the first time in nine years that the central bank moved to increase rates and it signaled confidence in the U.S. economic recovery. The Fed also signaled that it was likely to continue to raise rates, albeit slowly and at a tempered pace. Even with the low interest rates, money market funds appealed to many investors who wanted to steer clear of more volatile investments such as stocks.
In related industry matters, in July 2014, the Securities and Exchange Commission released final guidance regarding the rules which govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, Charles Schwab Investment Management will continue to offer a variety of investment options and a strong product lineup that includes municipal and prime Money Market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund, please continue reading this report. You can also find further details about these funds by visiting our website at www.csimfunds.com, which now includes six months of daily historical data on fund liquidity, NAV, and asset flows. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the 12-month reporting period ended December 31, 2015, yields on taxable money market securities remained at historically low levels.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, retail prime and municipal money market funds, as well as government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that a fund may seek to maintain a constant NAV, but there is no guarantee it will be able to do so.
2Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges, and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund3

Schwab Retirement Advantage Money Fund
The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to a target range of 0.00% to 0.25%, yields on money market securities have remained historically low—a trend that continued throughout most of the reporting period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2015, many markets saw heightened volatility. China’s economy continued to slow, commodities dropped sharply, and global economic growth remained weak, all contributing to investor uncertainty. Meanwhile, the Fed raised the target federal funds rate to a range of 0.25% to 0.50% at its last meeting of the year, ending months-long speculation about the timing of an increase. As part of the rate hike, the Fed’s overnight Reverse Repurchase Facility will now be used as a tool for policy implementation, the directive being maintenance of the new federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. In anticipation of the impending rate hike, the weighted average maturity (WAM) of the fund was generally reduced over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 48 days and ended at 35 days.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	42.7%
8-30 Days	17.6%
31-60 Days	9.8%
61-90 Days	18.2%
91-180 Days	11.6%
More than 180 Days	0.1%
Total	100.0%
Statistics
Weighted Average Maturity[2]	35 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	8.1%
Financial Company	8.5%
Other	2.7%
Certificate Of Deposit	41.3%
Treasury Debt	2.1%
Other Instrument	2.8%
Other Note	3.0%
Repurchase Agreement
Government Agency	10.8%
Treasury	15.9%
Other	4.8%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Retirement Advantage Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Advantage Money Fund
Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000
Seven-Day Yield[2]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.15%
Seven-Day Effective Yield[2]	0.01%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.01% to the seven-day yield.
Schwab Retirement Advantage Money Fund5

Schwab Investor Money Fund
The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to a target range of 0.00% to 0.25%, yields on money market securities have remained historically low—a trend that continued throughout most of the reporting period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.   For the 12-month reporting period ended December 31, 2015, many markets saw heightened volatility. China’s economy continued to slow, commodities dropped sharply, and global economic growth remained weak, all contributing to investor uncertainty. Meanwhile, the Fed raised the target federal funds rate to a range of 0.25% to 0.50% at its last meeting of the year, ending months-long speculation about the timing of an increase. As part of the rate hike, the Fed’s overnight Reverse Repurchase Facility will now be used as a tool for policy implementation, the directive being maintenance of the new federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. In anticipation of the impending rate hike, the weighted average maturity (WAM) of the fund was generally reduced over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 49 days and ended at 36 days.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	43.7%
8-30 Days	19.5%
31-60 Days	7.5%
61-90 Days	15.7%
91-180 Days	13.1%
More than 180 Days	0.5%
Total	100.0%
Statistics
Weighted Average Maturity[2]	36 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	8.1%
Financial Company	10.4%
Other	1.8%
Certificate Of Deposit	40.5%
Treasury Debt	2.4%
Other Instrument	3.1%
Variable Rate Demand Note	1.0%
Other Note	1.9%
Repurchase Agreement
Government Agency	12.2%
Treasury	13.5%
Other	5.1%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
6Schwab Investor Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Investor Money Fund
Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants $2,500 Other Investors
Seven-Day Yield[2]	0.01%
Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.03%
Seven-Day Effective Yield[2]	0.01%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund's total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.18% to the seven-day yield.
Schwab Investor Money Fund7

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab Retirement Advantage Money Fund
Actual Return	0.31%	$1,000.00	$ 1,000.10	$1.56
Hypothetical 5% Return	0.31%	$1,000.00	$ 1,023.64	$1.58
Schwab Investor Money Fund
Actual Return	0.30%	$1,000.00	$ 1,000.10	$1.51
Hypothetical 5% Return	0.30%	$1,000.00	$1,023.69	$1.53
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
8Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [3]	0.21% [3]	0.24% [3]	0.27% [3]	0.25% [3]
Gross operating expenses	0.61%	0.61%	0.61%	0.61%	0.60%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$700	$741	$784	$806	$846

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
See financial notes    9

Schwab Retirement Advantage Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
50.0%	Fixed-Rate Obligations	349,897,781	349,897,781
19.0%	Variable-Rate Obligations	133,034,940	133,034,940
31.8%	Repurchase Agreements	222,152,164	222,152,164
100.8%	Total Investments	705,084,885	705,084,885
(0.8%)	Other Assets and Liabilities, Net		(5,510,675)
100.0%	Net Assets		699,574,210

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 50.0% of net assets
Asset-Backed Commercial Paper 8.1%
CAFCO LLC	a,b	0.46%		02/03/16	1,000,000	999,578
	a,b	0.48%		02/10/16	2,000,000	1,998,933
CHARTA LLC	a,b	0.51%		03/15/16	4,000,000	3,995,807
	a,b	0.47%		04/14/16	1,000,000	998,642
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.52%		04/01/16	5,000,000	4,993,428
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.52%		04/01/16	3,000,000	2,996,057
JUPITER SECURITIZATION COMPANY LLC	a,b	0.47%		01/05/16	1,000,000	999,948
METLIFE SHORT TERM FUNDING LLC	a,b	0.40%		01/21/16	10,000,000	9,997,778
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.30%		01/28/16	7,000,000	6,998,425
OLD LINE FUNDING LLC	a,b	0.50%		03/29/16	4,000,000	3,995,111
	a,b	0.47%		04/20/16	3,000,000	2,995,692
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.60%		03/07/16	1,000,000	998,900
SHEFFIELD RECEIVABLES CORP	a,b	0.42%		02/17/16	4,000,000	3,997,806
STARBIRD FUNDING CORP	a,b	0.68%		03/17/16	2,000,000	1,997,129
THUNDER BAY FUNDING LLC	a,b	0.51%		03/15/16	2,000,000	1,997,903
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.39%		02/12/16	1,000,000	999,545
VICTORY RECEIVABLES CORP	a,b	0.43%		01/22/16	6,000,000	5,998,495
						56,959,177
10    See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 5.6%
ABN AMRO FUNDING USA LLC	a,b	0.63%		03/21/16	6,000,000	5,991,600
BANK OF NOVA SCOTIA	b	0.47%		04/21/16	5,000,000	4,992,754
	b	0.50%		05/12/16	1,000,000	998,167
BPCE SA	b	0.39%		02/02/16	4,000,000	3,998,613
	b	0.65%		03/31/16	5,000,000	4,991,875
ING US FUNDING LLC	a	0.61%		04/01/16	1,000,000	998,458
MACQUARIE BANK LTD	b	0.43%		02/22/16	2,000,000	1,998,758
	b	0.70%		03/17/16	1,000,000	998,522
NATIONWIDE BUILDING SOCIETY	b	0.47%		03/01/16	1,000,000	999,217
NRW BANK	b	0.37%		01/06/16	3,000,000	2,999,848
	b	0.35%		01/08/16	2,000,000	1,999,864
	b	0.37%		01/08/16	1,000,000	999,929
OVERSEA-CHINESE BANKING CORPORATION LIMITED		0.52%		03/03/16	1,000,000	999,104
SWEDBANK AB		0.39%		01/26/16	3,000,000	2,999,188
UNITED OVERSEAS BANK LTD	b	0.39%		01/07/16	2,000,000	1,999,867
	b	0.47%		03/23/16	1,000,000	998,929
						38,964,693
Other Commercial Paper 2.7%
COCA-COLA CO	b	0.39%		01/21/16	1,000,000	999,783
	b	0.51%		03/17/16	1,000,000	998,923
	b	0.68%		06/02/16	6,000,000	5,982,660
TOYOTA MOTOR CREDIT CORP		0.40%		03/02/16	11,000,000	10,992,545
						18,973,911
Certificates of Deposit 29.0%
BANK OF MONTREAL (CHICAGO BRANCH)		0.63%		03/24/16	4,000,000	4,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.40%		02/08/16	13,000,000	13,000,000
		0.45%		02/10/16	1,000,000	1,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.51%		04/05/16	6,000,000	6,000,000
		0.51%		04/11/16	5,000,000	5,000,000
		0.51%		04/13/16	1,000,000	1,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.60%		02/26/16	1,000,000	1,000,000
		0.60%		03/28/16	3,000,000	3,000,000
		0.58%		04/05/16	2,000,000	2,000,000
		0.92%		05/23/16	2,000,000	2,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.61%		04/01/16	4,000,000	4,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.52%		03/01/16	6,000,000	6,000,000
BRANCH BANKING AND TRUST COMPANY		0.33%		01/06/16	3,000,000	3,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.57%		07/01/16	1,000,000	1,000,000
See financial notes    11

Schwab Retirement Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CITIBANK NA (NEW YORK BRANCH)		0.38%		01/05/16	2,000,000	2,000,000
		0.40%		01/11/16	10,000,000	10,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.40%		03/01/16	4,000,000	4,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.30%		01/07/16	4,000,000	4,000,000
		0.67%		03/29/16	3,000,000	3,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.57%		03/29/16	4,000,000	4,000,000
ING BANK NV (AMSTERDAM BRANCH)		0.54%		05/02/16	9,000,000	9,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.52%		02/18/16	1,000,000	1,000,000
		0.52%		02/23/16	4,000,000	4,000,000
		0.66%		03/21/16	6,000,000	6,000,000
		0.50%		04/05/16	2,000,000	2,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.40%		01/08/16	3,000,000	3,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.36%		02/12/16	3,000,000	3,000,000
		0.50%		03/17/16	6,000,000	6,000,000
NATIONAL AUSTRALIA BANK LIMITED (LONDON BRANCH)		0.30%		02/12/16	2,000,000	2,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.18%		01/05/16	6,000,000	6,000,000
		0.41%		03/03/16	1,000,000	1,000,000
RABOBANK NEDERLAND (NEW YORK BRANCH)		0.35%		01/04/16	1,000,000	1,000,000
		0.50%		02/19/16	2,000,000	2,000,000
		0.43%		03/16/16	4,000,000	4,000,000
		0.51%		03/24/16	1,000,000	1,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.47%		04/26/16	3,000,000	3,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.35%		01/04/16	4,000,000	4,000,000
		0.35%		01/05/16	2,000,000	2,000,000
		0.49%		02/01/16	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.40%		02/19/16	4,000,000	4,000,000
		0.40%		03/01/16	7,000,000	7,000,000
		0.45%		03/03/16	4,000,000	4,000,000
		0.50%		03/17/16	1,000,000	1,000,000
		0.50%		03/24/16	2,000,000	2,000,000
		0.85%		06/09/16	2,000,000	2,000,000
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.32%		01/28/16	5,000,000	5,000,000
		0.43%		02/23/16	1,000,000	1,000,000
		0.56%		03/08/16	5,000,000	5,000,000
		0.65%		03/17/16	2,000,000	2,000,000
		0.68%		03/21/16	1,000,000	1,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.40%		03/01/16	11,000,000	11,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.40%		03/01/16	3,000,000	3,000,000
UBS AG (STAMFORD BRANCH)		0.50%		02/03/16	3,000,000	3,000,000
		0.55%		03/01/16	1,000,000	1,000,000
WELLS FARGO BANK NA		0.51%		03/07/16	8,000,000	8,000,000
12    See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.48%		02/08/16	3,000,000	3,000,000
						203,000,000
Other Instruments 2.9%
ABBEY NATIONAL TREASURY SERVICES PLC (CAYMAN ISLANDS BRANCH)	a	0.28%		01/04/16	7,000,000	7,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.35%		01/05/16	8,000,000	8,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.28%		01/05/16	5,000,000	5,000,000
						20,000,000
Other Notes 1.7%
BANK OF AMERICA NA		0.34%		01/19/16	1,000,000	1,000,000
		0.53%		02/22/16	7,000,000	7,000,000
		0.46%		04/11/16	4,000,000	4,000,000
						12,000,000
Total Fixed-Rate Obligations
(Cost $349,897,781)						349,897,781

Variable-Rate Obligations 19.0% of net assets
Financial Company Commercial Paper 3.0%
COMMONWEALTH BANK OF AUSTRALIA	b	0.45%	01/12/16	05/12/16	5,000,000	5,000,000
HSBC BANK PLC	b	0.39%		01/04/16	3,000,000	3,000,000
	b	0.46%	01/04/16	08/01/16	10,000,000	10,000,000
WESTPAC BANKING CORP	b	0.48%	01/05/16	07/05/16	3,000,000	3,000,000
						21,000,000
Certificates of Deposit 12.6%
BANK OF MONTREAL (CHICAGO BRANCH)		0.52%	01/13/16	05/13/16	9,000,000	9,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.64%	01/11/16	03/10/16	5,000,000	5,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.46%	01/11/16	06/10/16	6,000,000	6,000,000
		0.66%	01/28/16	06/28/16	3,000,000	3,000,000
CHASE BANK USA NA		0.68%	01/27/16	07/27/16	2,000,000	2,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.38%		01/06/16	3,000,000	3,000,000
		0.45%	01/13/16	04/13/16	3,000,000	3,000,000
		0.48%	01/04/16	10/03/16	5,000,000	5,000,000
STATE STREET BANK AND TRUST COMPANY		0.44%	01/11/16	03/11/16	9,000,000	9,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.50%	01/19/16	03/17/16	7,000,000	7,000,000
		0.57%	01/27/16	05/27/16	5,000,000	5,000,000
		0.59%	01/12/16	08/12/16	9,000,000	9,000,000
WELLS FARGO BANK NA		0.41%	01/08/16	02/08/16	4,000,000	4,000,000
		0.37%	01/13/16	05/05/16	2,000,000	2,000,000
		0.67%	01/27/16	07/27/16	3,000,000	3,000,000
See financial notes    13

Schwab Retirement Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.45%	01/12/16	02/12/16	3,000,000	3,000,000
		0.40%	01/04/16	07/01/16	10,000,000	10,000,000
						88,000,000
Variable Rate Demand Note 0.0%
NEW YORK CITY INDUSTRIAL DEVELOPMENT AGENCY
REV IDB & PCR (ALLWAY TOOLS INC) SERIES 1997 (LOC: CITIBANK NA)	a	0.67%		01/07/16	35,000	35,000
Other Notes 1.3%
BANK OF AMERICA NA		0.46%	01/04/16	04/04/16	2,000,000	2,000,000
ROYAL BANK OF CANADA	b	0.44%	01/07/16	09/06/16	7,000,000	7,000,000
						9,000,000
Treasury Debt 2.1%
UNITED STATES TREASURY		0.31%	01/04/16	01/31/16	5,000,000	4,999,940
		0.33%	01/04/16	07/31/16	3,000,000	3,000,000
		0.34%	01/04/16	01/31/17	2,000,000	2,000,000
		0.43%	01/04/16	10/31/17	5,000,000	5,000,000
						14,999,940
Total Variable-Rate Obligations
(Cost $133,034,940)						133,034,940
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 31.8% of net assets
Government Agency Repurchase Agreements* 10.9%
BANK OF NOVA SCOTIA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $2,049,416, 2.13% - 5.00%, due 09/30/21 - 01/01/42)		0.32%		01/04/16	2,000,071	2,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $6,181,089, 0.50% - 6.50%, due 11/01/17 - 12/20/45)		0.31%		01/04/16	6,000,207	6,000,000
GOLDMAN SACHS & CO
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by U.S. Government Agency Securities valued at $26,520,000, 3.50% - 4.00%, due 02/15/41 - 09/20/45)		0.30%		01/06/16	26,001,517	26,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $1,020,218, 2.25% - 3.25%, due 12/31/16 - 11/15/24)		0.34%		01/04/16	1,000,038	1,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $5,150,000, 3.00%, due 12/15/39)		0.31%		01/04/16	5,000,172	5,000,000
MIZUHO SECURITIES USA INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $1,020,840, 1.42%, due 12/28/18)		0.33%		01/04/16	1,000,037	1,000,000
14    See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Government Agency Securities valued at $20,801,416, 3.50%, due 12/01/45)		0.35%		01/05/16	20,001,361	20,000,000
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Government Agency Securities valued at $15,601,093, 3.50%, due 12/01/45)		0.36%		01/07/16	15,001,050	15,000,000
						76,000,000
Treasury Repurchase Agreements 16.0%
BARCLAYS CAPITAL INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $1,175,249, 1.00%, due 09/15/17)		0.31%		01/04/16	1,152,204	1,152,164
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Treasury Securities valued at $15,300,041, 0.25% - 1.38%, due 05/15/16 - 03/31/20)		0.28%		01/05/16	15,000,817	15,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $6,120,002, 1.75% - 2.75%, due 12/31/17 - 03/31/22)		0.29%		01/04/16	6,000,193	6,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $71,400,015, 0.19%, due 07/31/17)		0.35%		01/04/16	70,002,722	70,000,000
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $20,400,773, 1.38%, due 03/31/20)		0.33%		01/04/16	20,000,733	20,000,000
						112,152,164
Other Repurchase Agreements** 4.9%
BNP PARIBAS SECURITIES CORP.
Issued 12/28/15, repurchase date 01/04/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,001, 4.62%, due 01/25/24)		0.45%		01/04/16	1,000,088	1,000,000
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,000, 2.21% - 4.62%, due 01/25/24 - 07/25/37)		0.45%		01/05/16	2,000,175	2,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,730, 0.78% - 0.79%, due 05/10/31 - 01/25/37)		0.60%		01/06/16	2,000,233	2,000,000
Issued 12/21/15, repurchase date 06/03/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,800,547, 0.55% - 5.80%, due 05/25/26 - 05/28/39)	c	1.20%		04/04/16	12,042,000	12,000,000
JP MORGAN SECURITIES LLC
Issued 12/04/15, repurchase date 06/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,776, 2.80% - 5.72%, due 12/17/29 - 11/25/45)	c	0.90%		03/30/16	1,002,925	1,000,000
See financial notes    15

Schwab Retirement Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/23/15, repurchase date 06/20/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,752,325, 2.35% - 7.50%, due 02/15/19 - 11/25/45)	c	1.05%		03/30/16	5,014,292	5,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 11/18/15, repurchase date 02/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,350,000, 5.83%, due 07/17/45)	c	0.66%		02/04/16	9,012,870	9,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,045, 5.44%, due 03/10/39)		0.35%		01/04/16	1,000,039	1,000,000
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,123, 3.13%, due 08/27/37)		0.55%		01/06/16	1,000,107	1,000,000
						34,000,000
Total Repurchase Agreements
(Cost $222,152,164)						222,152,164

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $705,084,885.
a	Credit-enhanced security or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $121,915,058 or 17.4% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $27,000,000 or 3.9% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
IDB —	Industrial development bond
LOC —	Letter of credit
PCR —	Pollution Control Revenue
REV —	Revenue

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
16    See financial notes

Schwab Retirement Advantage Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value		$482,932,721
Repurchase agreements, at cost and value	+	222,152,164
Total investments, at cost and value (Note 2a)		705,084,885
Receivables:
Fund shares sold		559,483
Interest		261,608
Prepaid expenses	+	39,319
Total assets		705,945,295
Liabilities
Payables:
Shareholder service fees		59,878
Fund shares redeemed		6,251,536
Distributions to shareholders		310
Accrued expenses	+	59,361
Total liabilities		6,371,085
Net Assets
Total assets		705,945,295
Total liabilities	–	6,371,085
Net assets		$699,574,210
Net Assets by Source
Capital received from investors		699,565,234
Net investment income not yet distributed		8,976

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$699,574,210		699,578,821		$1.00

See financial notes    17

Schwab Retirement Advantage Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$1,993,141
Expenses
Investment adviser and administrator fees		2,484,952
Shareholder service fees		1,561,970
Portfolio accounting fees		96,253
Custodian fees		63,029
Professional fees		40,433
Registration fees		33,638
Independent trustees' fees		30,762
Transfer agent fees		20,910
Shareholder reports		11,247
Proxy fees		792
Other expenses	+	14,155
Total expenses		4,358,141
Expense reduction by CSIM and its affiliates	–	2,436,238
Net expenses	–	1,921,903
Net investment income		71,238
Realized Gains (Losses)
Net realized gains on investments		900
Increase in net assets resulting from operations		$72,138
18    See financial notes

Schwab Retirement Advantage Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$71,238	$74,554
Net realized gains	+	900	250
Increase in net assets from operations		72,138	74,804
Distributions to Shareholders
Distributions from net investment income		($78,598)	($74,554)
Transactions in Fund Shares*
Shares sold		553,802,288	495,589,321
Shares reinvested		77,312	74,188
Shares redeemed	+	(595,378,745)	(538,396,135)
Net transactions in fund shares		(41,499,145)	(42,732,626)
Net Assets
Beginning of period		741,079,815	783,812,191
Total decrease	+	(41,505,605)	(42,732,376)
End of period		$699,574,210	$741,079,815
Net investment income not yet distributed		$8,976	$18,401
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    19

Schwab Investor Money Fund
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [3]	0.21% [3]	0.25% [3]	0.27% [3]	0.25% [3]
Gross operating expenses	0.64%	0.64%	0.64%	0.63%	0.62%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,025	$939	$1,047	$1,205	$1,333

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
20    See financial notes

Schwab Investor Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
49.9%	Fixed-Rate Obligations	511,862,021	511,862,021
19.3%	Variable-Rate Obligations	197,406,842	197,406,842
30.7%	Repurchase Agreements	314,897,745	314,897,745
99.9%	Total Investments	1,024,166,608	1,024,166,608
0.1%	Other Assets and Liabilities, Net		960,912
100.0%	Net Assets		1,025,127,520

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 49.9% of net assets
Asset-Backed Commercial Paper 8.1%
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	0.45%		01/11/16	1,000,000	999,875
CAFCO LLC	a,b	0.51%		03/01/16	3,000,000	2,997,450
CHARTA LLC	a,b	0.45%		04/20/16	6,000,000	5,991,750
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	0.52%		04/01/16	5,000,000	4,993,428
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.52%		04/01/16	6,000,000	5,992,113
CRC FUNDING LLC	a,b	0.51%		03/08/16	5,000,000	4,995,254
	a,b	0.48%		03/21/16	1,000,000	998,933
JUPITER SECURITIZATION COMPANY LLC	a,b	0.47%		01/05/16	10,000,000	9,999,478
METLIFE SHORT TERM FUNDING LLC	a,b	0.40%		01/25/16	14,000,000	13,996,267
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.45%		02/08/16	11,000,000	10,994,775
OLD LINE FUNDING LLC	a,b	0.50%		03/29/16	2,000,000	1,997,555
	a,b	0.47%		04/20/16	3,000,000	2,995,692
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.60%		03/07/16	1,000,000	998,900
SHEFFIELD RECEIVABLES CORP	a,b	0.42%		02/18/16	4,000,000	3,997,760
STARBIRD FUNDING CORP	a,b	0.68%		03/17/16	2,000,000	1,997,129
THUNDER BAY FUNDING LLC	a,b	0.46%		01/19/16	9,000,000	8,997,930
						82,944,289
See financial notes    21

Schwab Investor Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 6.4%
BANK OF NOVA SCOTIA	b	0.50%		05/09/16	3,000,000	2,994,625
	b	0.50%		05/12/16	8,000,000	7,985,333
BNP PARIBAS SA (DUBLIN BRANCH)	b	0.51%		04/05/16	2,000,000	1,997,308
BPCE SA	b	0.39%		02/02/16	7,000,000	6,997,573
	b	0.65%		03/31/16	2,000,000	1,996,750
HSBC USA INC	b	0.47%		04/26/16	3,000,000	2,995,457
ING US FUNDING LLC	a	0.43%		03/14/16	6,000,000	5,994,768
	a	0.44%		03/14/16	2,000,000	1,998,216
	a	0.61%		04/01/16	11,000,000	10,983,039
MACQUARIE BANK LTD	b	0.43%		02/22/16	2,000,000	1,998,758
	b	0.70%		03/17/16	2,000,000	1,997,044
NATIONWIDE BUILDING SOCIETY	b	0.47%		03/01/16	10,000,000	9,992,167
NRW BANK	b	0.37%		01/06/16	5,000,000	4,999,747
	b	0.35%		01/08/16	2,000,000	1,999,864
OVERSEA-CHINESE BANKING CORPORATION LIMITED		0.52%		03/03/16	1,000,000	999,104
						65,929,753
Other Commercial Paper 1.7%
COCA-COLA CO	b	0.39%		01/21/16	7,000,000	6,998,483
TOYOTA MOTOR CREDIT CORP		0.40%		03/02/16	6,000,000	5,995,933
		0.45%		04/13/16	5,000,000	4,993,563
						17,987,979
Certificates of Deposit 29.0%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.40%		02/08/16	10,000,000	10,000,000
		0.45%		02/10/16	4,000,000	4,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.30%		01/26/16	5,000,000	5,000,000
		0.50%		04/07/16	2,000,000	2,000,000
		0.51%		04/11/16	6,000,000	6,000,000
		0.51%		04/13/16	3,000,000	3,000,000
		0.51%		04/19/16	1,000,000	1,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.60%		02/26/16	1,000,000	1,000,000
		0.60%		03/28/16	9,000,000	9,000,000
		0.92%		05/23/16	3,000,000	3,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.61%		04/01/16	7,000,000	7,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.52%		03/01/16	2,000,000	2,000,000
		0.50%		04/15/16	7,000,000	7,000,000
BRANCH BANKING AND TRUST COMPANY		0.33%		01/06/16	4,000,000	4,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.46%		02/22/16	8,000,000	8,000,000
		0.55%		03/14/16	3,000,000	3,000,000
CITIBANK NA (NEW YORK BRANCH)		0.38%		01/05/16	3,000,000	3,000,000
		0.40%		01/11/16	9,000,000	9,000,000
22    See financial notes

Schwab Investor Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.40%		03/01/16	3,000,000	3,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.30%		01/07/16	9,000,000	9,000,000
		0.67%		03/29/16	1,000,000	1,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.46%		03/01/16	1,000,000	1,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.57%		03/29/16	5,000,000	5,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.52%		02/23/16	4,000,000	4,000,000
		0.66%		03/21/16	10,000,000	10,000,000
		0.50%		04/05/16	4,000,000	4,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.42%		01/05/16	5,000,000	5,000,000
		0.40%		01/08/16	2,000,000	2,000,000
		0.40%		01/21/16	2,000,000	2,000,000
		0.40%		01/22/16	2,000,000	2,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.54%		03/16/16	4,000,000	4,000,000
		0.50%		03/17/16	6,000,000	6,000,000
NATIONAL AUSTRALIA BANK LIMITED (LONDON BRANCH)		0.30%		02/12/16	2,000,000	2,000,000
NATIXIS (NEW YORK BRANCH)		0.47%		03/07/16	5,000,000	5,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.24%		01/06/16	10,000,000	10,000,000
		0.40%		01/11/16	1,000,000	1,000,000
RABOBANK NEDERLAND (NEW YORK BRANCH)		0.35%		01/04/16	3,000,000	3,000,000
		0.37%		01/08/16	9,000,000	9,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)		0.47%		04/26/16	5,000,000	5,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.35%		01/04/16	2,000,000	2,000,000
		0.35%		01/05/16	7,000,000	7,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.40%		02/19/16	3,000,000	3,000,000
		0.40%		03/01/16	4,000,000	4,000,000
		0.70%		03/22/16	9,000,000	9,000,000
		0.50%		03/24/16	2,000,000	2,000,000
		0.50%		04/05/16	2,000,000	2,000,000
		0.50%		04/27/16	1,000,000	1,000,000
		0.85%		06/09/16	8,000,000	8,000,000
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.32%		01/28/16	5,000,000	5,000,000
		0.38%		02/16/16	1,000,000	1,000,000
		0.43%		02/23/16	1,000,000	1,000,000
		0.56%		03/08/16	6,000,000	6,000,000
		0.65%		03/14/16	7,000,000	7,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.40%		03/01/16	19,000,000	19,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.40%		03/01/16	5,000,000	5,000,000
		0.62%		04/25/16	5,000,000	5,000,000
		0.50%		05/20/16	5,000,000	5,000,000
		1.00%		11/07/16	5,000,000	5,000,000
UBS AG (STAMFORD BRANCH)		0.50%		02/03/16	3,000,000	3,000,000
		0.55%		03/01/16	4,000,000	4,000,000
See financial notes    23

Schwab Investor Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA		0.51%		03/07/16	4,000,000	4,000,000
		0.46%		04/22/16	4,000,000	4,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.48%		02/08/16	5,000,000	5,000,000
						297,000,000
Other Instruments 3.1%
ABBEY NATIONAL TREASURY SERVICES PLC (CAYMAN ISLANDS BRANCH)	a	0.28%		01/04/16	10,000,000	10,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.35%		01/05/16	11,000,000	11,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.28%		01/05/16	10,000,000	10,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.26%		01/04/16	1,000,000	1,000,000
						32,000,000
Other Notes 1.6%
BANK OF AMERICA NA		0.34%		01/19/16	14,000,000	14,000,000
		0.46%		04/07/16	2,000,000	2,000,000
						16,000,000
Total Fixed-Rate Obligations
(Cost $511,862,021)						511,862,021

Variable-Rate Obligations 19.3% of net assets
Financial Company Commercial Paper 4.0%
COMMONWEALTH BANK OF AUSTRALIA	b	0.63%	01/29/16	06/29/16	6,000,000	6,000,000
HSBC BANK PLC	b	0.39%		01/04/16	15,000,000	15,000,000
	b	0.63%	01/19/16	07/19/16	3,000,000	2,999,917
WESTPAC BANKING CORP	b	0.48%	01/05/16	07/05/16	17,000,000	17,000,000
						40,999,917
Certificates of Deposit 11.5%
BANK OF MONTREAL (CHICAGO BRANCH)		0.52%	01/13/16	05/13/16	14,000,000	14,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.56%	01/15/16	07/15/16	5,000,000	5,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.64%	01/11/16	03/10/16	11,000,000	11,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.66%	01/26/16	05/26/16	8,000,000	8,000,000
		0.66%	01/28/16	06/28/16	3,000,000	3,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.38%		01/06/16	9,000,000	9,000,000
		0.53%	01/25/16	02/25/16	10,000,000	10,000,000
		0.45%	01/13/16	04/13/16	13,000,000	13,000,000
STATE STREET BANK AND TRUST COMPANY		0.44%	01/11/16	03/11/16	12,000,000	12,000,000
		0.61%	01/20/16	05/20/16	3,000,000	3,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.59%	01/12/16	08/12/16	4,000,000	4,000,000
24    See financial notes

Schwab Investor Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA		0.42%	01/11/16	02/09/16	7,000,000	7,000,000
		0.55%	01/21/16	05/23/16	12,000,000	12,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.45%	01/12/16	02/12/16	7,000,000	7,000,000
						118,000,000
Treasury Debt 2.5%
UNITED STATES TREASURY		0.31%	01/04/16	01/31/16	7,000,000	6,999,940
		0.33%	01/04/16	07/31/16	5,000,000	5,000,000
		0.31%	01/04/16	10/31/16	10,000,000	9,996,985
		0.43%	01/04/16	10/31/17	3,000,000	3,000,000
						24,996,925
Variable Rate Demand Notes 1.0%
BLUE MOUNTAIN ENTERPRISES LLC
SERIES VRDN (LOC: WELLS FARGO BANK NA)	a	0.32%		01/07/16	3,640,000	3,640,000
EAGLE CNTY COLO
REV MULTI FAM HOUSING SERIES B (LOC: WELLS FARGO BANK NA)	a	0.47%		01/07/16	1,500,000	1,500,000
LABCON NORTH AMERICA
SERIES VRDN (LOC: BANK OF THE WEST)	a	0.34%		01/07/16	1,495,000	1,495,000
YMCA OF THE NORTHWOODS
SERIES VRDN (LOC: FEDERAL HOME LOAN BANKS)	a	0.47%		01/07/16	3,775,000	3,775,000
						10,410,000
Other Note 0.3%
BANK OF AMERICA NA		0.46%	01/04/16	04/04/16	3,000,000	3,000,000
Total Variable-Rate Obligations
(Cost $197,406,842)						197,406,842
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 30.7% of net assets
Government Agency Repurchase Agreements* 12.2%
BANK OF NOVA SCOTIA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $3,090,000, 3.00% - 4.00%, due 01/01/27 - 05/15/45)		0.32%		01/04/16	3,000,107	3,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $9,337,793, 0.50% - 4.00%, due 05/31/21 - 05/20/45)		0.31%		01/04/16	9,000,310	9,000,000
GOLDMAN SACHS & CO
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by U.S. Government Agency Securities valued at $15,300,000, 3.50% - 5.00%, due 02/20/40 - 12/20/45)		0.30%		01/06/16	15,000,875	15,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $2,040,087, 2.25%, due 11/15/24)		0.34%		01/04/16	2,000,076	2,000,000
See financial notes    25

Schwab Investor Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $44,290,000, 0.55% - 3.00%, due 08/15/38 - 06/25/44)		0.31%		01/04/16	43,001,481	43,000,000
MIZUHO SECURITIES USA INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $2,040,682, 1.42%, due 12/28/18)		0.33%		01/04/16	2,000,073	2,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Government Agency Securities valued at $14,560,991, 3.00%, due 12/01/30)		0.35%		01/05/16	14,000,953	14,000,000
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Government Agency Securities valued at $38,482,694, 3.50%, due 12/01/45)		0.36%		01/07/16	37,002,590	37,000,000
						125,000,000
Treasury Repurchase Agreements 13.4%
BARCLAYS CAPITAL INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $3,975,700, 0.50% - 2.63%, due 02/29/16 - 09/30/17)		0.31%		01/04/16	3,897,879	3,897,745
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Treasury Securities valued at $10,200,039, 0.00% - 8.75%, due 03/31/16 - 11/15/27)		0.28%		01/05/16	10,000,544	10,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $8,160,069, 1.75% - 2.75%, due 12/31/17 - 03/31/22)		0.29%		01/04/16	8,000,258	8,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $104,040,005, 1.75% - 4.25%, due 11/15/17 - 03/31/22)		0.35%		01/04/16	102,003,967	102,000,000
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $14,280,541, 1.38%, due 03/31/20)		0.33%		01/04/16	14,000,513	14,000,000
						137,897,745
Other Repurchase Agreements** 5.1%
BNP PARIBAS SECURITIES CORP.
Issued 12/28/15, repurchase date 01/04/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,001, 4.62%, due 01/25/24)		0.45%		01/04/16	1,000,088	1,000,000
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,000, 4.62%, due 01/25/24)		0.45%		01/05/16	2,000,175	2,000,000
Issued 12/31/15, repurchase date 01/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,001, 4.62%, due 01/25/24)		0.45%		01/05/16	5,000,313	5,000,000
26    See financial notes

Schwab Investor Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,900,315, 0.79% - 1.56%, due 02/08/36 - 07/25/37)		0.60%		01/06/16	6,000,700	6,000,000
Issued 12/21/15, repurchase date 06/03/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,800,283, 1.04% - 1.56%, due 01/25/36 - 05/28/39)	c	1.20%		04/04/16	12,042,000	12,000,000
JP MORGAN SECURITIES LLC
Issued 12/04/15, repurchase date 06/01/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $9,206,229, 2.35% - 7.50%, due 02/15/19 - 11/25/45)	c	0.90%		03/30/16	8,023,400	8,000,000
Issued 12/23/15, repurchase date 06/20/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,680, 2.35% - 7.50%, due 02/15/19 - 11/25/45)	c	1.05%		03/30/16	3,008,575	3,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 11/18/15, repurchase date 02/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,650,000, 5.00% - 5.83%, due 07/17/45 - 09/25/57)	c	0.66%		02/04/16	11,015,730	11,000,000
WELLS FARGO SECURITIES LLC
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,123, 3.13%, due 08/27/37)		0.55%		01/06/16	1,000,107	1,000,000
Issued 11/10/15, repurchase date 05/09/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,463,877, 3.23% - 6.82%, due 04/17/25 - 07/28/34)	c	0.80%		04/04/16	3,009,733	3,000,000
						52,000,000
Total Repurchase Agreements
(Cost $314,897,745)						314,897,745

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $1,024,166,608.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $171,903,887 or 16.8% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $37,000,000 or 3.6% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange Traded Fund
LOC —	Letter of credit
REV —	Revenue
VRDN —	Variable rate demand note

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    27

Schwab Investor Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value		$709,268,863
Repurchase agreements, at cost and value	+	314,897,745
Total investments, at cost and value (Note 2a)		1,024,166,608
Receivables:
Fund shares sold		1,103,583
Interest		389,816
Prepaid expenses	+	47,030
Total assets		1,025,707,037
Liabilities
Payables:
Shareholder service fees		84,209
Fund shares redeemed		367,577
Distributions to shareholders		1,797
Accrued expenses	+	125,934
Total liabilities		579,517
Net Assets
Total assets		1,025,707,037
Total liabilities	–	579,517
Net assets		$1,025,127,520
Net Assets by Source
Capital received from investors		1,025,213,226
Net realized capital losses		(85,706)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,025,127,520		1,025,128,194		$1.00

28    See financial notes

Schwab Investor Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$2,733,116
Expenses
Investment adviser and administrator fees		3,395,246
Shareholder service fees		2,425,213
Portfolio accounting fees		100,679
Shareholder reports		78,551
Custodian fees		66,591
Professional fees		42,816
Registration fees		34,014
Independent trustees' fees		31,445
Proxy fees		24,093
Transfer agent fees		21,087
Interest expense		14
Other expenses	+	18,679
Total expenses		6,238,428
Expense reduction by CSIM and its affiliates	–	3,602,320
Net expenses	–	2,636,108
Net investment income		97,008
Realized Gains (Losses)
Net realized losses on investments		(5,933)
Increase in net assets resulting from operations		$91,075
See financial notes    29

Schwab Investor Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$97,008	$101,677
Net realized gains (losses)	+	(5,933)	2,236
Increase in net assets from operations		91,075	103,913
Distributions to Shareholders
Distributions from net investment income		($97,008)	($101,677)
Transactions in Fund Shares*
Shares sold		652,308,802	538,047,041
Shares reinvested		82,633	85,769
Shares redeemed	+	(566,744,085)	(645,847,347)
Net transactions in fund shares		85,647,350	(107,714,537)
Net Assets
Beginning of period		939,486,103	1,047,198,404
Total increase or decrease	+	85,641,417	(107,712,301)
End of period		$1,025,127,520	$939,486,103
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
30    See financial notes

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund™
Schwab Money Market Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Government Money Fund™	Schwab California Municipal Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab New York Municipal Money Fund™
Schwab Treasury Obligations Money Fund™	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund®	Schwab New Jersey Municipal Money Fund™
Schwab Advisor Cash Reserves®	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the
31

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes (continued)
2. Significant Accounting Policies (continued):
funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counter-party), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds' repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds' custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.
As of December 31, 2015, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Retirement Advantage Money Fund	$222,152,164
Schwab Investor Money Fund	314,897,745
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
32

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes (continued)
2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
33

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes (continued)
3. Risk Factors:
Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (Alternative Collateral). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the funds. Any decline in the value of the securities held by the fund could cause a fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
34

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes (continued)
3. Risk Factors (continued):
Foreign Investment Risk. Although the funds may invest only in U.S. dollar denominated securities, a fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the
35

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the funds' shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Shareholder Service Fees
Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Advantage Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.49% through April 29, 2017.
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ average daily net assets.
During the period ended December 31, 2015, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Retirement Advantange Money Fund	$2,436,238	$1,126,920
Schwab Investor Money Fund	3,602,320	360,617
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund. Effective November 9, 2015, the ability of CSIM and its affiliates to recapture from the funds for any fees waived under the voluntary yield waiver has been terminated.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
36

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes (continued)
5. Board of Trustees (continued):
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
Prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
As of December 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Undistributed ordinary income	$8,976	$—
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
December 31, 2017	$—	$79,773
No expiration*	—	5,933
Total	$—	$85,706
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the funds had no capital losses deferred and no capital loss carryforwards utilized.
37

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Financial Notes (continued)
7. Federal Income Taxes (continued):
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Current period distributions
Ordinary income	$78,598	$97,008
Prior period distributions
Ordinary income	$74,554	$101,677
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, the funds made the following reclassifications:
	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Capital shares	$2,965	$—
Undistributed net investment income	(2,065)	—
Net realized capital gains and losses	(900)	—
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the funds did not incur any interest or penalties.
8. Money Market Fund Reform:
On July 23, 2014, the Securities and Exchange Commission (SEC) adopted changes to the rules that govern money market funds. These rule changes create new definitions for Government money market funds and Retail money market funds and require Institutional money market funds to operate with a floating NAV. Retail and Government money market funds will be permitted to continue to transact at a constant NAV. Additionally, non-Government money market funds are required to adopt policies and procedures to allow for a fund’s Board to impose liquidity fees and redemption gates if the fund’s weekly liquid assets fall below the regulatory threshold set by the SEC . The date for compliance with the floating NAV and liquidity fees and redemption gate requirements is no later than October 14, 2016.
Effective April 14, 2016, (i) Each of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund intends to qualify as a Government money market fund under the new regulatory definition; and (ii) Schwab Money Market Portfolio will change its name to Schwab Government Money Market Portfolio and intends to qualify as a Government money market fund under the new regulatory definition. These funds will continue to seek to maintain a constant NAV of $1.00 per share and do not plan to adopt a policy to implement liquidity fees or redemption gates. Additionally, each of the Schwab Prime and Municipal Money Market Funds intends to qualify as a Retail money market fund by October 14, 2016, will continue to seek to maintain a constant NAV of $1.00 per share and will be required to comply with the new liquidity fees and redemption gate requirements by no later than October 14, 2016.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
38

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (two of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
39

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	114,958,848,042.874	28,369,951,694.105
Marie A. Chandoha	138,293,183,971.888	5,035,615,765.091
Joseph R. Martinetto	138,343,234,171.004	4,985,565,565.975
Robert W. Burns	138,801,166,597.632	4,527,633,139.347
John F. Cogan	135,183,710,424.042	8,145,089,312.937
Stephen T. Kochis	138,674,668,915.137	4,654,130,821.842
David L. Mahoney	138,421,149,206.830	4,907,650,530.149
Kiran M. Patel	138,545,135,567.241	4,783,664,169.738
Kimberly S. Patmore	138,722,452,525.210	4,606,347,211.769
Charles A. Ruffel	138,803,994,873.579	4,524,804,863.400
Gerald B. Smith	138,636,013,914.434	4,692,785,822.545
Joseph H. Wender	138,440,840,243.816	4,887,959,493.163
40

Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
41

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
42

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
43

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
44

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
45

restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
46

PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
47

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13860-19
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Annual report dated December 31, 2015, enclosed.
Schwab Taxable Money Funds

Schwab Government
Money Fund™
Schwab U.S. Treasury
Money Fund™
(closed to new investors)
Schwab Treasury Obligations
Money Fund™
(closed to new investors)
Schwab Value Advantage
Money Fund®
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Schwab Taxable Money Funds
Annual Report
December 31, 2015
Schwab Government
Money Fund™
Schwab U.S. Treasury
Money Fund™
(closed to new investors)
Schwab Treasury Obligations
Money Fund™
(closed to new investors)
Schwab Value Advantage
Money Fund®

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, we aim to make investing straightforward for our investors. Our goal is to provide foundational products with consistent performance that enable investors to build diversified portfolios.
The Schwab Taxable Money Funds (the Funds) are designed to offer investors stability, liquidity, and yield. The Funds are also actively managed, benefiting from extensive credit research and professional money management.
For the 12-month reporting period ended December 31, 2015, yields on taxable money market securities remained at historically low levels. Short-term interest rates stayed near zero percent until December, when the Federal Reserve (the Fed) ended months of speculation by raising the target federal funds rate. It was the first time in nine years that the central bank moved to increase rates and it signaled confidence in the U.S. economic recovery. The Fed also signaled that it was likely to continue to raise rates, albeit slowly and at a tempered pace. Even with the low interest rates, money market funds appealed to many investors who wanted to steer clear of more volatile investments such as stocks.
In related industry matters, in July 2014, the Securities and Exchange Commission released final guidance regarding the rules which govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. In response to this guidance, Charles Schwab Investment Management will continue to offer a variety of investment options and a strong product lineup that includes municipal and prime money market funds, constructed specifically for retail investors and featuring a constant net asset value (NAV).1 The Schwab government money funds will also continue to feature a constant NAV and can be used by either retail or institutional investors. In addition, the Schwab government money funds do not plan to adopt a policy to implement liquidity fees or redemption gates.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Taxable Money Funds, please continue reading this report. You can also find further details about these funds by visiting our website at www.csimfunds.com, which now includes six months of daily historical data on fund liquidity, NAV, and asset flows. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

For the 12-month reporting period ended December 31, 2015, yields on taxable money market securities remained at historically low levels.

[1]	A fund’s share price is its NAV, which is the fund’s net assets divided by the number of its shares outstanding. Under the new amendments, retail prime and municipal money market funds, as well as government money market funds, will continue to be permitted to transact at a constant NAV of $1.00. Note that a fund may seek to maintain a constant NAV, but there is no guarantee it will be able to do so.
2Schwab Taxable Money Funds

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges, and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

Fund Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Michael Lin, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
Schwab Taxable Money Funds3

Schwab Government Money Fund
The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund principally invests in U.S. government securities, such as U.S. Treasury bills and notes, government agency discount notes, and repurchase agreements. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to a target range of 0.00% to 0.25%, yields on money market securities have remained historically low—a trend that continued throughout most of the reporting period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2015, many markets saw heightened volatility. China’s economy continued to slow, commodities dropped sharply, and global economic growth remained weak, all contributing to investor uncertainty. Meanwhile, the Fed raised the target federal funds rate to a range of 0.25% to 0.50% at its last meeting of the year, ending months-long speculation about the timing of an increase. As part of the rate hike, the Fed’s overnight Reverse Repurchase Facility will now be used as a tool for policy implementation, the directive being maintenance of the new federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Although rates on short-term government securities remained low, a steeper money market curve and the availability of the Fed’s Reverse Repurchase Facility resulted in generally more stable short-term markets. In anticipation of the impending rate hike, the weighted average maturity (WAM) of the fund was generally reduced over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 53 days and ended at 37 days.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	45.0%
8-30 Days	19.1%
31-60 Days	9.6%
61-90 Days	12.1%
91-180 Days	12.8%
More than 180 Days	1.4%
Total	100.0%
Statistics
Weighted Average Maturity[2]	37 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Government Agency Debt	57.8%
Treasury Debt	4.8%
Repurchase Agreement
Government Agency	6.9%
Treasury	30.5%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
4Schwab Government Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Purchased Shares
Ticker Symbol	SWGXX	SNVXX
Minimum Initial Investment	*	$25,000 [2]
Seven-Day Yield[3]	0.00%	0.00%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.04%	-0.04%
Seven-Day Effective Yield[3]	0.00%	0.00%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Purchased Shares commenced operations on January 21, 2015. The seven-day average yield for Purchased Shares was 0.00% from commencement of operations through the end of the period. The seven-day average yield for Sweep Shares was 0.00% throughout the entire period.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Minimum initial investment for Schwab Adviser Services accounts is $1,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.41% and 0.26% to the seven-day yields of the Sweep Shares and Purchased Shares, respectively.
Schwab Government Money Fund5

Schwab U.S. Treasury Money Fund
The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government, under normal circumstances holding at least 80% of its net assets in U.S. Treasury securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to a target range of 0.00% to 0.25%, yields on money market securities have remained historically low—a trend that continued throughout most of the reporting period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2015, many markets saw heightened volatility. China’s economy continued to slow, commodities dropped sharply, and global economic growth remained weak, all contributing to investor uncertainty. Meanwhile, the Fed raised the target federal funds rate to a range of 0.25% to 0.50% at its last meeting of the year, ending months-long speculation about the timing of an increase. As part of the rate hike, the Fed’s overnight Reverse Repurchase Facility will now be used as a tool for policy implementation, the directive being maintenance of the new federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Although rates on short-term government securities remained low, a steeper money market curve and the availability of the Fed’s Reverse Repurchase Facility resulted in generally more stable short-term markets. In anticipation of the impending rate hike, the weighted average maturity (WAM) of the fund was generally reduced over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 57 days and ended at 37 days.
Additionally, the fund’s investment adviser determined that conditions were no longer “extraordinary” and therefore discontinued purchases of government agency securities in the fund.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	29.4%
8-30 Days	29.7%
31-60 Days	25.9%
61-90 Days	0.9%
91-180 Days	12.1%
More than 180 Days	2.0%
Total	100.0%
Statistics
Weighted Average Maturity[2]	37 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type[4]
% of investments
Treasury Debt	100.0%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	The Fund may elect to invest up to 20 percent of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
6Schwab U.S. Treasury Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab U.S. Treasury Money Fund
Sweep Shares
Ticker Symbol	SWUXX
Minimum Initial Investment	*
Seven-Day Yield[1]	0.00%
Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.16%
Seven-Day Effective Yield[1]	0.00%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.37% to the seven-day yield.
Schwab U.S. Treasury Money Fund7

Schwab Treasury Obligations Money Fund
The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements backed by such investments. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to a target range of 0.00% to 0.25%, yields on money market securities have remained historically low—a trend that continued throughout most of the reporting period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2015, many markets saw heightened volatility. China’s economy continued to slow, commodities dropped sharply, and global economic growth remained weak, all contributing to investor uncertainty. Meanwhile, the Fed raised the target federal funds rate to a range of 0.25% to 0.50% at its last meeting of the year, ending months-long speculation about the timing of an increase. As part of the rate hike, the Fed’s overnight Reverse Repurchase Facility will now be used as a tool for policy implementation, the directive being maintenance of the new federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Although rates on short-term government securities remained low, a steeper money market curve and the availability of the Fed’s Reverse Repurchase Facility resulted in generally more stable short-term markets. In anticipation of the impending rate hike, the weighted average maturity (WAM) of the fund was generally reduced over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 57 days and ended at 29 days.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	73.8%
8-30 Days	1.5%
31-60 Days	8.4%
61-90 Days	1.5%
91-180 Days	10.9%
More than 180 Days	3.9%
Total	100.0%
Statistics
Weighted Average Maturity[2]	29 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Treasury Debt	42.4%
Repurchase Agreement
Treasury	57.6%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
8Schwab Treasury Obligations Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months*

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Sweep Shares	Value Advantage Shares
Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[1]	**	$25,000 [2]
Seven-Day Yield[3]	0.00%	0.00%
Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.16%	-0.18%
Seven-Day Effective Yield[3]	0.00%	0.00%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.00% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.32% and 0.12% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
Schwab Treasury Obligations Money Fund9

Schwab Value Advantage Money Fund
The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to a target range of 0.00% to 0.25%, yields on money market securities have remained historically low—a trend that continued throughout most of the reporting period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights. For the 12-month reporting period ended December 31, 2015, many markets saw heightened volatility. China’s economy continued to slow, commodities dropped sharply, and global economic growth remained weak, all contributing to investor uncertainty. Meanwhile, the Fed raised the target federal funds rate to a range of 0.25% to 0.50% at its last meeting of the year, ending months-long speculation about the timing of an increase. As part of the rate hike, the Fed’s overnight Reverse Repurchase Facility will now be used as a tool for policy implementation, the directive being maintenance of the new federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. In anticipation of the impending rate hike, the weighted average maturity (WAM) of the fund was generally reduced over the reporting period. Reflecting these strategies, the fund’s WAM started the reporting period at 43 days and ended at 36 days.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	41.4%
8-30 Days	21.4%
31-60 Days	8.6%
61-90 Days	14.7%
91-180 Days	13.5%
More than 180 Days	0.4%
Total	100.0%
Statistics
Weighted Average Maturity[2]	36 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Commercial Paper
Asset-Backed	6.3%
Financial Company	10.0%
Other	1.8%
Certificate Of Deposit	41.6%
Treasury Debt	2.2%
Other Instrument	3.3%
Variable Rate Demand Note	0.1%
Other Note	3.0%
Repurchase Agreement
Government Agency	4.4%
Treasury	22.2%
Other	5.1%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in the highest short-term rating category by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The fund uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
10Schwab Value Advantage Money Fund

Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Select Shares®	Premier Shares[1]	Ultra Shares®[1]
Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[2]	$25,000 [3]	$1,000,000	$3,000,000	$10,000,000
Seven-Day Yield[4]	0.04%	0.14%	0.21%	0.24%
Seven-Day Yield–Without Contractual Expense Limitation	-0.10%	0.00%	0.08%	0.10%
Seven-Day Effective Yield[4]	0.04%	0.14%	0.21%	0.24%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although many money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	Effective October 9, 2015, the share class name of Schwab Value Advantage Money Fund – Institutional Shares and Schwab Value Advantage Money Fund – Institutional Prime Shares was changed to the Schwab Value Advantage Money Fund – Premier Shares and Schwab Value Advantage Money Fund – Ultra Shares, respectively.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	Minimum initial investment for IRA and custodial accounts is $15,000.
[4]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver (if any), the fund’s yield would have been lower. For additional details, see financial note 4.
Schwab Value Advantage Money Fund11

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab Government Money Fund
Sweep Shares
Actual Return	0.17%	$1,000.00	$ 1,000.00	$0.86
Hypothetical 5% Return	0.17%	$1,000.00	$ 1,024.34	$ 0.87
Purchased Shares
Actual Return	0.20%	$1,000.00	$ 1,000.00	$ 1.01
Hypothetical 5% Return	0.20%	$1,000.00	$ 1,024.19	$ 1.02
Schwab U.S. Treasury Money Fund
Actual Return	0.11%	$1,000.00	$ 1,000.00	$ 0.55
Hypothetical 5% Return	0.11%	$1,000.00	$ 1,024.65	$ 0.56
Schwab Treasury Obligations Money Fund
Sweep Shares
Actual Return	0.15%	$1,000.00	$ 1,000.00	$ 0.76
Hypothetical 5% Return	0.15%	$1,000.00	$ 1,024.44	$ 0.77
Value Advantage Shares
Actual Return	0.15%	$1,000.00	$ 1,000.00	$ 0.76
Hypothetical 5% Return	0.15%	$1,000.00	$ 1,024.44	$ 0.77
Schwab Value Advantage Money Fund
Investor Shares
Actual Return	0.31%	$1,000.00	$ 1,000.10	$ 1.56
Hypothetical 5% Return	0.31%	$1,000.00	$ 1,023.64	$ 1.58
Select Shares
Actual Return	0.30%	$1,000.00	$ 1,000.10	$ 1.51
Hypothetical 5% Return	0.30%	$1,000.00	$1,023.69	$ 1.53
Premier Shares[3]
Actual Return	0.24%	$1,000.00	$1,000.40	$ 1.21
Hypothetical 5% Return	0.24%	$1,000.00	$1,023.99	$ 1.22
Ultra Shares[3]
Actual Return	0.21%	$1,000.00	$1,000.60	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$ 1,024.14	$ 1.07
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
[3]	Effective October 9, 2015, the share class name of Schwab Value Advantage Money Fund–Institutional Shares and Schwab Value Advantage Money Fund–Institutional Prime Shares was changed to the Schwab Value Advantage Money Fund–Premier Shares and Schwab Value Advantage Money Fund–Ultra Shares, respectively.
12Schwab Taxable Money Funds

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	— [1]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	—	—	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.14% [3]	0.09% [3]	0.12% [3]	0.16% [3]	0.15% [3]
Gross operating expenses	0.72%	0.72%	0.72%	0.73%	0.73%
Net investment income (loss)	—	—	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$23,017	$25,170	$21,706	$19,455	$17,829

Purchased Shares	1/21/15 [4]– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00
Income (loss) from investment operations:
Net investment income (loss)	— [1]
Net realized and unrealized gains (losses)	(0.00) [2]
Total from investment operations	(0.00) [2]
Less distributions:
Distributions from net investment income	—
Net asset value at end of period	$1.00
Total return	— [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.20% [6]
Gross operating expenses	0.57% [6]
Net investment income (loss)	— [6]
Net assets, end of period (x 1,000,000)	$100
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
Commencement of operations.
5
Not annualized.
6
Annualized.
See financial notes    13

Schwab Government Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
41.6%	Fixed-Rate Obligations	9,618,759,177	9,618,759,177
21.0%	Variable-Rate Obligations	4,856,360,270	4,856,360,270
37.4%	Repurchase Agreements	8,639,852,993	8,639,852,993
100.0%	Total Investments	23,114,972,440	23,114,972,440
0.0%	Other Assets and Liabilities, Net		2,009,627
100.0%	Net Assets		23,116,982,067

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 41.6% of net assets
Government Agency Debt 40.6%
FEDERAL HOME LOAN BANKS		0.12%		01/13/16	305,000,000	304,987,393
		0.16%		01/15/16	105,000,000	104,998,046
		0.17%		01/15/16	150,000,000	149,990,375
		0.12%		01/20/16	177,100,000	177,089,049
		0.30%		01/20/16	3,575,000	3,574,434
		0.26%		01/22/16	25,000,000	25,001,397
		0.30%		01/22/16	6,749,000	6,747,819
		0.34%		01/25/16	10,000,000	10,000,819
		0.21%		01/27/16	100,000,000	99,984,833
		0.25%		01/27/16	100,000,000	99,998,325
		0.26%		02/02/16	200,000,000	199,953,778
		0.25%		02/03/16	4,600,000	4,598,946
		0.27%		02/05/16	100,000,000	99,998,690
		0.27%		02/10/16	50,000,000	49,998,142
		0.22%		02/12/16	172,690,000	172,645,421
		0.23%		02/19/16	50,000,000	49,984,075
		0.21%		02/22/16	150,000,000	149,954,500
		0.29%		02/26/16	200,000,000	199,909,778
		0.25%		03/03/16	15,000,000	14,993,542
		0.24%		03/07/16	250,000,000	249,890,000
		0.25%		03/08/16	93,265,000	93,221,606
		0.25%		03/10/16	50,000,000	49,976,042
		0.34%		03/14/16	248,000,000	247,988,425
		0.18%		03/16/16	250,000,000	249,906,250
		0.18%		03/21/16	100,000,000	99,960,000
		0.19%		03/21/16	250,000,000	249,894,444
		0.50%		03/23/16	50,000,000	49,943,056
		0.25%		03/24/16	100,000,000	99,942,361
		0.26%		03/24/16	47,750,000	47,721,377
		0.27%		03/24/16	379,000,000	378,764,072
		0.50%		03/28/16	155,070,000	154,882,624
		0.19%		04/01/16	200,000,000	199,903,944
14    See financial notes

Schwab Government Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.33%		04/01/16	140,000,000	140,002,144
		0.24%		04/04/16	150,000,000	149,906,000
		0.34%		04/08/16	132,000,000	132,023,044
		0.19%		04/11/16	192,580,000	192,477,344
		0.54%		04/11/16	100,000,000	99,848,500
		0.24%		04/13/16	65,000,000	64,955,367
		0.36%		04/13/16	20,600,000	20,578,782
		0.24%		04/15/16	100,000,000	99,930,000
		0.25%		04/15/16	186,700,000	186,566,587
		0.35%		04/18/16	150,000,000	149,842,500
		0.50%		04/19/16	150,000,000	149,772,917
		0.40%		05/13/16	54,300,000	54,219,757
		0.37%		05/16/16	100,000,000	99,860,222
		0.24%		05/18/16	200,000,000	199,974,313
		0.40%		05/25/16	415,110,000	414,441,212
		0.39%		05/26/16	199,000,000	198,685,248
		0.39%		05/31/16	50,000,000	49,918,208
		0.50%		06/20/16	99,000,000	98,764,875
		0.40%		07/08/16	100,000,000	99,991,801
		0.43%		08/12/16	155,500,000	155,500,000
		0.51%		09/09/16	75,000,000	75,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.24%		01/05/16	68,750,000	68,748,167
		0.22%		01/06/16	125,000,000	124,996,181
		0.23%		01/12/16	125,000,000	124,991,215
		0.20%		02/23/16	250,000,000	249,926,389
		0.20%		03/03/16	150,000,000	149,949,625
		0.21%		03/03/16	150,000,000	149,947,042
		0.28%		03/14/16	100,000,000	99,943,222
		0.16%		03/16/16	150,000,000	149,950,000
		0.30%		03/21/16	150,000,000	149,901,667
		0.31%		03/28/16	99,000,000	98,925,832
		0.45%		04/11/16	100,000,000	99,873,750
		0.50%		05/03/16	100,000,000	99,829,167
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.22%		01/05/16	250,000,000	249,993,889
		0.18%		01/14/16	200,000,000	199,987,361
		0.21%		01/14/16	200,000,000	199,985,194
		0.23%		01/14/16	125,000,000	124,989,844
		0.28%		02/23/16	100,000,000	99,958,778
		0.40%		05/04/16	21,000,000	20,971,067
						9,391,530,774
Treasury Debt 1.0%
UNITED STATES TREASURY		0.38%		01/31/16	62,000,000	62,009,667
		2.00%		01/31/16	140,000,000	140,208,950
		0.38%		04/30/16	25,000,000	25,009,786
						227,228,403
Total Fixed-Rate Obligations
(Cost $9,618,759,177)						9,618,759,177

Variable-Rate Obligations 21.0% of net assets
Government Agency Debt 17.2%
FEDERAL FARM CREDIT BANKS FUNDING CORP		0.45%	01/26/16	07/26/17	35,000,000	34,994,360
		0.45%	01/28/16	08/28/17	150,000,000	149,962,075
		0.33%	01/06/16	11/06/17	135,000,000	134,949,425
FEDERAL HOME LOAN BANKS		0.28%		01/15/16	385,000,000	384,998,885
		0.26%		02/10/16	150,000,000	150,000,023
		0.32%	01/18/16	02/18/16	100,000,000	99,998,327
See financial notes    15

Schwab Government Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.18%	01/02/16	03/02/16	150,000,000	150,000,000
		0.37%	01/23/16	03/23/16	335,000,000	334,998,595
		0.24%	02/13/16	05/13/16	200,000,000	199,988,638
		0.31%	01/18/16	05/18/16	150,000,000	150,000,000
		0.36%	01/22/16	07/22/16	150,000,000	150,000,000
		0.25%	01/08/16	09/08/16	150,000,000	150,000,000
		0.21%	02/10/16	02/10/17	100,000,000	99,982,348
		0.23%	02/17/16	02/17/17	100,000,000	99,981,998
		0.35%	01/17/16	03/17/17	100,000,000	99,981,457
		0.35%	01/18/16	08/18/17	150,000,000	150,000,000
		0.24%	01/13/16	10/13/17	100,000,000	100,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.32%	01/18/16	02/18/16	150,000,000	149,998,014
		0.37%	01/24/16	08/24/16	35,000,000	35,000,000
		0.33%	01/16/16	09/16/16	150,000,000	150,000,000
		0.25%	02/14/16	11/14/16	200,000,000	199,994,972
		0.31%	01/12/16	12/12/16	100,000,000	99,985,544
		0.32%	01/13/16	01/13/17	175,000,000	174,981,636
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.43%	01/25/16	07/25/16	125,000,000	125,029,681
		0.21%	01/21/16	10/21/16	125,000,000	124,990,355
		0.29%	01/08/16	09/08/17	125,000,000	124,978,690
		0.28%	01/05/16	10/05/17	150,000,000	149,961,260
						3,974,756,283
Treasury Debt 3.8%
UNITED STATES TREASURY		0.31%	01/04/16	01/31/16	95,000,000	94,999,771
		0.33%	01/04/16	07/31/16	95,000,000	95,000,000
		0.31%	01/04/16	10/31/16	100,000,000	99,969,850
		0.34%	01/04/16	01/31/17	181,780,000	181,790,545
		0.33%	01/04/16	04/30/17	45,000,000	44,988,794
		0.34%	01/04/16	07/31/17	140,000,000	139,903,637
		0.43%	01/04/16	10/31/17	225,000,000	224,951,390
						881,603,987
Total Variable-Rate Obligations
(Cost $4,856,360,270)						4,856,360,270
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 37.4% of net assets
Government Agency Repurchase Agreements* 6.9%
BANK OF NOVA SCOTIA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $64,890,000, 1.75% - 5.00%, due 02/01/42 - 05/15/45)		0.32%		01/04/16	63,002,240	63,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $201,880,000, 1.50% - 5.50%, due 06/20/23 - 10/20/45)		0.31%		01/04/16	196,006,751	196,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $107,120,000, 4.50%, due 04/01/44)		0.36%		01/04/16	103,004,120	103,000,000
16    See financial notes

Schwab Government Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
GOLDMAN SACHS & CO
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $39,955,116, 3.00% - 6.00%, due 04/01/27 - 11/01/45)		0.32%		01/04/16	39,173,075	39,171,682
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by U.S. Government Agency Securities valued at $158,100,001, 3.50% - 4.00%, due 06/20/44 - 02/01/45)		0.30%		01/06/16	155,009,042	155,000,000
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Government Agency Securities valued at $41,820,000, 2.50% - 3.50%, due 07/01/27 - 04/01/45)		0.32%		01/07/16	41,002,551	41,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $41,200,001, 2.75% - 3.50%, due 04/01/32 - 05/20/45)		0.34%		01/04/16	40,001,511	40,000,000
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Government Agency Securities valued at $154,502,833, 2.75% - 4.50%, due 07/01/26 - 02/01/43)		0.33%		01/05/16	150,009,625	150,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $30,900,001, 3.00%, due 12/15/39)		0.31%		01/04/16	30,001,033	30,000,000
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Government Agency Securities valued at $206,000,001, 0.82% - 3.00%, due 08/25/41 - 01/25/45)		0.32%		01/07/16	200,012,444	200,000,000
MIZUHO SECURITIES USA INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $128,750,000, 4.00% - 4.50%, due 08/01/45 - 12/01/45)		0.33%		01/04/16	125,004,583	125,000,000
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $406,655,814, 3.50%, due 06/01/45 - 07/01/45)		0.35%		01/04/16	391,015,206	391,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Government Agency Securities valued at $52,003,539, 1.82% - 8.00%, due 01/25/16 - 02/01/40)		0.35%		01/05/16	50,003,403	50,000,000
						1,583,171,682
Treasury Repurchase Agreements 30.5%
BARCLAYS CAPITAL INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $4,775,021, 1.38%, due 09/30/18)		0.31%		01/04/16	4,681,472	4,681,311
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Treasury Securities valued at $25,500,032, 0.18% - 3.75%, due 07/31/16 - 11/15/43)		0.28%		01/05/16	25,001,361	25,000,000
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Treasury Securities valued at $675,240,005, 0.27% - 9.13%, due 05/31/16 - 11/15/45)		0.28%		01/07/16	662,036,042	662,000,000
See financial notes    17

Schwab Government Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $51,000,039, 1.75% - 2.88%, due 12/31/17 - 02/15/24)		0.29%		01/04/16	50,001,611	50,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $11,220,089, 0.63%, due 04/30/18)		0.35%		01/04/16	11,000,428	11,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $6,111,169,758, 0.88% - 6.63%, due 03/31/18 - 02/15/43)		0.25%		01/04/16	6,111,169,750	6,111,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Treasury Securities valued at $47,940,091, 2.00% - 2.50%, due 07/31/20 - 11/15/24)		0.31%		01/07/16	47,002,833	47,000,000
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $148,925,540, 1.38%, due 03/31/20)		0.33%		01/04/16	146,005,353	146,000,000
						7,056,681,311
Total Repurchase Agreements
(Cost $8,639,852,993)						8,639,852,993

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $23,114,972,440.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
18    See financial notes

Schwab Government Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value		$14,475,119,447
Repurchase agreements, at cost and value	+	8,639,852,993
Total investments, at cost and value (Note 2a)		23,114,972,440
Receivables:
Interest		4,080,956
Fund shares sold		60,419
Prepaid expenses	+	302,914
Total assets		23,119,416,729
Liabilities
Payables:
Investment adviser and administrator fees		1,332,032
Fund shares redeemed		39,847
Accrued expenses	+	1,062,783
Total liabilities		2,434,662
Net Assets
Total assets		23,119,416,729
Total liabilities	–	2,434,662
Net assets		$23,116,982,067
Net Assets by Source
Capital received from investors		23,117,483,522
Net realized capital losses		(501,455)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$23,017,264,591		23,018,476,230		$1.00
Purchased Shares	$99,717,476		99,722,723		$1.00

See financial notes    19

Schwab Government Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$33,102,569
Expenses
Investment adviser and administrator fees		70,300,223
Shareholder service fees:
Sweep Shares		91,787,685
Purchased Shares		40,311
Shareholder reports		709,284
Portfolio accounting fees		485,154
Custodian fees		404,327
Proxy fees		374,358
Professional fees		198,960
Registration fees		184,981
Independent trustees' fees		95,669
Transfer agent fees		45,093
Other expenses	+	379,880
Total expenses		165,005,925
Expense reduction by CSIM and its affiliates	–	131,903,356
Net expenses	–	33,102,569
Net investment income		—
Realized Gains (Losses)
Net realized losses on investments		(312,793)
Decrease in net assets resulting from operations		($312,793)
20    See financial notes

Schwab Government Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net realized loss	+	($312,793)	($188,662)
Decrease in net assets from operations		(312,793)	(188,662)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		88,023,263,732	101,539,484,499
Purchased Shares	+	115,557,467	—
Total shares sold		88,138,821,199	101,539,484,499
Shares Redeemed
Sweep Shares		(90,175,242,139)	(98,075,875,164)
Purchased Shares	+	(15,834,744)	—
Total shares redeemed		(90,191,076,883)	(98,075,875,164)
Net transactions in fund shares		(2,052,255,684)	3,463,609,335
Net Assets
Beginning of period		25,169,550,544	21,706,129,871
Total increase or decrease	+	(2,052,568,477)	3,463,420,673
End of period		$23,116,982,067	$25,169,550,544
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    21

Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	— [1]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	—	—	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.09% [3]	0.06% [3]	0.07% [3]	0.08% [3]	0.06% [3]
Gross operating expenses	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	—	—	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$20,655	$20,634	$21,894	$23,526	$25,876

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
22    See financial notes

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
81.3%	Fixed-Rate Obligations	16,792,218,419	16,792,218,419
18.5%	Variable-Rate Obligations	3,827,015,005	3,827,015,005
99.8%	Total Investments	20,619,233,424	20,619,233,424
0.2%	Other Assets and Liabilities, Net		35,766,011
100.0%	Net Assets		20,654,999,435

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 81.3% of net assets
Treasury Debt 81.3%
UNITED STATES TREASURY		0.04%		01/07/16	86,772,000	86,771,388
		0.05%		01/07/16	45,000,000	44,999,662
		0.06%		01/07/16	219,359,000	219,356,953
		0.07%		01/07/16	700,000,000	699,991,833
		0.08%		01/07/16	100,000,000	99,998,667
		0.13%		01/07/16	281,734,000	281,727,922
		0.16%		01/07/16	250,000,000	249,993,333
		0.23%		01/07/16	350,000,000	349,986,525
		0.24%		01/07/16	200,000,000	199,992,167
		0.07%		01/14/16	480,246,000	480,234,146
		0.08%		01/14/16	600,000,000	599,983,118
		0.09%		01/14/16	753,656,000	753,631,522
		0.11%		01/14/16	280,000,000	279,989,333
		0.12%		01/14/16	350,000,000	349,985,465
		0.13%		01/14/16	350,000,000	349,983,064
		0.14%		01/14/16	500,000,000	499,975,625
		0.38%		01/15/16	1,229,000,000	1,229,124,404
		0.07%		01/21/16	350,000,000	349,985,903
		0.11%		01/21/16	399,394,000	399,370,564
		0.13%		01/28/16	325,000,000	324,968,312
		0.18%		01/28/16	500,000,000	499,932,500
		0.38%		01/31/16	753,000,000	753,131,008
		2.00%		01/31/16	1,258,000,000	1,259,914,114
		0.08%		02/04/16	10,000,000	9,999,292
		0.13%		02/04/16	350,000,000	349,958,681
		0.23%		02/11/16	125,000,000	124,966,972
		0.38%		02/15/16	502,000,000	502,157,828
		4.50%		02/15/16	198,000,000	199,074,220
		0.11%		02/18/16	90,701,000	90,687,697
		0.16%		02/25/16	350,000,000	349,912,840
		0.17%		02/25/16	271,730,000	271,661,501
		0.25%		02/29/16	390,000,000	390,047,656
		2.13%		02/29/16	910,000,000	912,942,814
See financial notes    23

Schwab U.S. Treasury Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		2.63%		02/29/16	120,000,000	120,502,608
		0.38%		03/15/16	185,000,000	185,074,867
		0.38%		03/31/16	565,000,000	565,167,701
		2.25%		03/31/16	294,000,000	295,460,647
		2.38%		03/31/16	285,000,000	286,444,658
		2.00%		04/30/16	253,000,000	254,405,365
		0.25%		05/15/16	67,000,000	66,971,221
		5.13%		05/15/16	375,000,000	381,567,714
		0.30%		05/19/16	25,000,000	24,971,428
		0.34%		05/19/16	198,083,000	197,826,403
		1.75%		05/31/16	100,000,000	100,637,316
		3.25%		05/31/16	330,000,000	334,107,814
		3.25%		06/30/16	225,000,000	228,109,909
		0.63%		07/15/16	45,000,000	45,033,341
		3.00%		08/31/16	45,000,000	45,760,076
		2.75%		11/30/16	94,000,000	95,740,322
Total Fixed-Rate Obligations
(Cost $16,792,218,419)						16,792,218,419

Variable-Rate Obligations 18.5% of net assets
Treasury Debt 18.5%
UNITED STATES TREASURY		0.31%	01/04/16	01/31/16	1,573,199,000	1,573,187,702
		0.33%	01/04/16	04/30/16	95,000,000	95,000,475
		0.33%	01/04/16	07/31/16	200,000,000	200,012,092
		0.31%	01/04/16	10/31/16	566,000,000	565,913,417
		0.34%	01/04/16	01/31/17	481,000,000	481,148,129
		0.33%	01/04/16	04/30/17	89,000,000	88,977,841
		0.34%	01/04/16	07/31/17	440,000,000	439,863,605
		0.43%	01/04/16	10/31/17	383,000,000	382,911,744
Total Variable-Rate Obligations
(Cost $3,827,015,005)						3,827,015,005

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $20,619,233,424.

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
24    See financial notes

Schwab U.S. Treasury Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value (Note 2a)		$20,619,233,424
Cash		770
Receivables:
Interest		36,983,855
Prepaid expenses	+	150,727
Total assets		20,656,368,776
Liabilities
Payables:
Shareholder service fees		832,683
Accrued expenses	+	536,658
Total liabilities		1,369,341
Net Assets
Total assets		20,656,368,776
Total liabilities	–	1,369,341
Net assets		$20,654,999,435
Net Assets by Source
Capital received from investors		20,655,381,393
Net realized capital losses		(381,958)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$20,654,999,435		20,654,990,369		$1.00

See financial notes    25

Schwab U.S. Treasury Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$17,927,434
Expenses
Investment adviser and administrator fees		62,658,165
Shareholder service fees		80,530,591
Portfolio accounting fees		422,126
Custodian fees		337,336
Shareholder reports		302,928
Professional fees		148,561
Proxy fees		138,829
Independent trustees' fees		86,581
Registration fees		81,402
Transfer agent fees		22,537
Other expenses	+	358,451
Total expenses		145,087,507
Expense reduction by CSIM and its affiliates	–	127,160,073
Net expenses	–	17,927,434
Net investment income		—
Realized Gains (Losses)
Net realized gains on investments		72,810
Increase in net assets resulting from operations		$72,810
26    See financial notes

Schwab U.S. Treasury Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net realized gains (losses)	+	72,810	(249,929)
Increase (decrease) in net assets from operations		72,810	(249,929)
Transactions in Fund Shares*
Shares sold		52,807,448,210	52,836,007,761
Shares redeemed	+	(52,786,189,247)	(54,096,020,501)
Net transactions in fund shares		21,258,963	(1,260,012,740)
Net Assets
Beginning of period		20,633,667,662	21,893,930,331
Total increase or decrease	+	21,331,773	(1,260,262,669)
End of period		$20,654,999,435	$20,633,667,662
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    27

Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	6/5/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	— [2]	—	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	—	—	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	—	—	0.01%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [5]	0.07% [5]	0.09% [5]	0.16% [5],[6]
Gross operating expenses	0.77%	0.78%	0.77%	0.80% [6]
Net investment income (loss)	—	—	0.01%	0.01% [6]
Net assets, end of period (x 1,000,000)	$1,286	$1,125	$1,320	$1,348

Value Advantage Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	4/24/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	— [2]	—	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]	(0.00) [3]	—
Total from investment operations	0.00 [3]	(0.00) [3]	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	—	—	(0.00) [3]	(0.00) [3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00
Total return	—	—	0.01%	0.01% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [5]	0.07% [5]	0.09% [5]	0.15% [5],[6]
Gross operating expenses	0.59%	0.60%	0.59%	0.79% [6]
Net investment income (loss)	—	—	0.01%	0.01% [6]
Net assets, end of period (x 1,000,000)	$51	$60	$80	$111
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6
Annualized.
28    See financial notes

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
26.1%	Fixed-Rate Obligations	349,506,175	349,506,175
16.2%	Variable-Rate Obligations	217,196,955	217,196,955
57.6%	Repurchase Agreements	769,492,513	769,492,513
99.9%	Total Investments	1,336,195,643	1,336,195,643
0.1%	Other Assets and Liabilities, Net		1,073,694
100.0%	Net Assets		1,337,269,337

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 26.1% of net assets
Treasury Debt 26.1%
UNITED STATES TREASURY		0.38%		01/15/16	20,000,000	20,002,037
		0.38%		01/31/16	10,000,000	10,001,559
		2.00%		01/31/16	51,000,000	51,074,578
		0.38%		02/15/16	21,000,000	21,005,960
		0.11%		02/18/16	25,000,000	24,996,333
		2.13%		02/29/16	5,000,000	5,015,047
		0.38%		03/15/16	20,000,000	20,008,094
		0.38%		03/31/16	25,000,000	25,006,730
		2.25%		03/31/16	15,000,000	15,072,980
		2.38%		03/31/16	15,000,000	15,076,035
		0.25%		04/15/16	15,000,000	14,998,512
		0.38%		04/30/16	5,000,000	5,001,957
		2.00%		04/30/16	10,000,000	10,055,899
		0.25%		05/15/16	5,000,000	4,997,852
		5.13%		05/15/16	25,000,000	25,437,848
		0.38%		05/31/16	10,000,000	9,992,542
		3.25%		05/31/16	20,000,000	20,248,958
		3.25%		06/30/16	25,000,000	25,345,545
		0.63%		07/15/16	5,000,000	5,003,705
		3.00%		08/31/16	5,000,000	5,084,453
		0.44%		09/15/16	10,000,000	9,968,467
		2.75%		11/30/16	6,000,000	6,111,084
Total Fixed-Rate Obligations
(Cost $349,506,175)						349,506,175

See financial notes    29

Schwab Treasury Obligations Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 16.2% of net assets
Treasury Debt 16.2%
UNITED STATES TREASURY		0.31%	01/04/16	01/31/16	95,000,000	94,999,127
		0.33%	01/04/16	04/30/16	5,000,000	5,000,025
		0.33%	01/04/16	07/31/16	12,221,000	12,220,941
		0.34%	01/04/16	01/31/17	10,000,000	9,999,945
		0.33%	01/04/16	04/30/17	10,000,000	9,997,510
		0.34%	01/04/16	07/31/17	20,000,000	19,987,834
		0.43%	01/04/16	10/31/17	65,000,000	64,991,573
Total Variable-Rate Obligations
(Cost $217,196,955)						217,196,955
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 57.6% of net assets
Treasury Repurchase Agreements 57.6%
BARCLAYS CAPITAL INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $10,702,403, 0.38% - 2.38%, due 05/31/16 - 12/15/17)		0.31%		01/04/16	10,492,874	10,492,513
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by U.S. Treasury Securities valued at $127,500,000, 0.00% - 6.75%, due 03/15/16 - 08/15/43)		0.28%		01/05/16	125,006,806	125,000,000
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Treasury Securities valued at $51,000,071, 0.00% - 6.75%, due 03/10/16 - 05/15/44)		0.28%		01/07/16	50,002,722	50,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $91,800,033, 1.75% - 6.25%, due 02/28/22 - 05/15/30)		0.29%		01/04/16	90,002,900	90,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $204,000,000, 3.13% - 4.38%, due 05/15/21 - 05/15/41)		0.35%		01/04/16	200,007,778	200,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $192,780,058, 2.00% - 5.13%, due 05/15/16 - 11/15/24)		0.32%		01/04/16	189,006,720	189,000,000
Issued 12/31/15, repurchase date 01/07/16 (Collateralized by U.S. Treasury Securities valued at $5,100,007, 2.00% - 2.50%, due 07/31/20 - 11/15/24)		0.31%		01/07/16	5,000,301	5,000,000
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $102,003,764, 1.38%, due 03/31/20)		0.33%		01/04/16	100,003,667	100,000,000
Total Repurchase Agreements
(Cost $769,492,513)						769,492,513

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $1,336,195,643.

30    See financial notes

Schwab Treasury Obligations Money Fund
Portfolio Holdings continued
At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
See financial notes    31

Schwab Treasury Obligations Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value		$566,703,130
Repurchase agreements, at cost and value	+	769,492,513
Total investments, at cost and value (Note 2a)		1,336,195,643
Receivables:
Interest		1,232,522
Fund shares sold		2,202
Prepaid expenses	+	15,769
Total assets		1,337,446,136
Liabilities
Payables:
Investment adviser and administrator fees		55,485
Shareholder service fees		22,271
Fund shares redeemed		15,000
Accrued expenses	+	84,043
Total liabilities		176,799
Net Assets
Total assets		1,337,446,136
Total liabilities	–	176,799
Net assets		$1,337,269,337
Net Assets by Source
Capital received from investors		1,337,295,722
Net realized capital losses		(26,385)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$1,286,182,856		1,286,207,844		$1.00
Value Advantage Shares	$51,086,481		51,087,878		$1.00

32    See financial notes

Schwab Treasury Obligations Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$1,504,793
Expenses
Investment adviser and administrator fees		4,177,467
Shareholder service fees:
Sweep Shares		4,617,511
Value Advantage Shares		126,128
Portfolio accounting fees		93,528
Professional fees		47,571
Transfer agent fees		41,791
Shareholder reports		32,306
Independent trustees' fees		32,136
Custodian fees		28,203
Registration fees		18,116
Proxy fees		11,440
Other expenses	+	22,518
Total expenses		9,248,715
Expense reduction by CSIM and its affiliates	–	7,743,922
Net expenses	–	1,504,793
Net investment income		—
Realized Gains (Losses)
Net realized gains on investments		800
Increase in net assets resulting from operations		$800
See financial notes    33

Schwab Treasury Obligations Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net realized gains (losses)	+	800	(24,054)
Increase (decrease) in net assets from operations		800	(24,054)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		3,948,581,395	3,619,754,856
Value Advantage Shares	+	8,941,395	8,653,181
Total shares sold		3,957,522,790	3,628,408,037
Shares Redeemed
Sweep Shares		(3,787,487,145)	(3,814,932,712)
Value Advantage Shares	+	(17,931,824)	(28,484,479)
Total shares redeemed		(3,805,418,969)	(3,843,417,191)
Net transactions in fund shares		152,103,821	(215,009,154)
Net Assets
Beginning of period		1,185,164,716	1,400,197,924
Total increase or decrease	+	152,104,621	(215,033,208)
End of period		$1,337,269,337	$1,185,164,716
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
34    See financial notes

Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [3]	0.21% [3]	0.25% [3]	0.28% [3],[4]	0.26% [3]
Gross operating expenses	0.58%	0.58%	0.58%	0.57% [4]	0.57%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$6,406	$7,217	$8,425	$9,930	$11,576

Select Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.27% [3]	0.21% [3]	0.25% [3]	0.27% [3],[4]	0.26% [3]
Gross operating expenses	0.48%	0.48%	0.48%	0.47% [4]	0.47%
Net investment income (loss)	0.02%	0.01%	0.01%	0.01%	0.01%
Net asset, end of period (x 1,000,000)	$1,020	$1,138	$1,238	$1,403	$1,871
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
The ratio of gross operating expenses would have been 0.58% for Investor Shares and 0.48% for Select Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
See financial notes    35

Schwab Value Advantage Money Fund
Financial Highlights continued
Premier Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.01%	0.02%	0.05%	0.04%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.24% [3]	0.21% [3]	0.23% [3]	0.24% [3],[4]	0.23% [3]
Gross operating expenses	0.37%	0.37%	0.37%	0.36% [4]	0.36%
Net investment income (loss)	0.04%	0.01%	0.02%	0.04%	0.04%
Net assets, end of period (x 1,000,000)	$767	$794	$968	$1,264	$1,524

Ultra Shares	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.07%	0.01%	0.05%	0.08%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.21% [3]	0.21% [3]	0.21% [3]	0.21% [3],[4]	0.21% [3]
Gross operating expenses	0.35%	0.35%	0.35%	0.34% [4]	0.34%
Net investment income (loss)	0.07%	0.01%	0.05%	0.08%	0.06%
Net assets, end of period (x 1,000,000)	$1,972	$1,818	$2,191	$1,923	$1,416
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4
The ratio of gross operating expenses would have been 0.37% for Premier Shares and 0.35% for Ultra Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
36    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
47.7%	Fixed-Rate Obligations	4,847,847,142	4,847,847,142
20.6%	Variable-Rate Obligations	2,093,202,960	2,093,202,960
31.7%	Repurchase Agreements	3,228,171,136	3,228,171,136
100.0%	Total Investments	10,169,221,238	10,169,221,238
(0.0%)	Other Assets and Liabilities, Net		(4,153,912)
100.0%	Net Assets		10,165,067,326

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 47.7% of net assets
Asset-Backed Commercial Paper 6.3%
CAFCO LLC	a,b	0.45%		03/29/16	25,000,000	24,972,500
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	0.50%		04/20/16	20,000,000	19,969,444
CRC FUNDING LLC	a,b	0.46%		02/02/16	30,000,000	29,987,733
	a,b	0.46%		02/03/16	26,000,000	25,989,037
	a,b	0.52%		03/17/16	25,000,000	24,972,556
	a,b	0.48%		03/21/16	40,000,000	39,957,333
METLIFE SHORT TERM FUNDING LLC	a,b	0.40%		01/25/16	12,620,000	12,616,635
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	0.30%		01/28/16	18,000,000	17,995,950
	a,b	0.45%		02/08/16	48,000,000	47,977,200
OLD LINE FUNDING LLC	a,b	0.50%		03/29/16	25,000,000	24,969,444
	a,b	0.47%		04/20/16	97,250,000	97,110,339
	a,b	0.47%		04/25/16	50,000,000	49,924,930
	a,b	0.48%		04/25/16	30,000,000	29,954,000
RIDGEFIELD FUNDING COMPANY LLC	a,b	0.60%		03/07/16	36,000,000	35,960,400
SHEFFIELD RECEIVABLES CORP	a,b	0.41%		02/04/16	42,000,000	41,983,737
	a,b	0.41%		02/08/16	83,000,000	82,964,079
STARBIRD FUNDING CORP	a,b	0.68%		03/17/16	27,000,000	26,961,240
VERSAILLES COMMERCIAL PAPER LLC	a,b	0.39%		02/12/16	2,000,000	1,999,090
						636,265,647
See financial notes    37

Schwab Value Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 7.0%
BANK OF NOVA SCOTIA	b	0.40%		02/22/16	10,000,000	9,994,222
	b	0.50%		05/09/16	88,700,000	88,541,079
	b	0.50%		05/12/16	68,000,000	67,875,333
BNP PARIBAS SA (DUBLIN BRANCH)	b	0.51%		04/05/16	63,000,000	62,915,213
BPCE SA	b	0.65%		03/31/16	64,000,000	63,896,000
ING US FUNDING LLC	a	0.44%		03/14/16	114,000,000	113,898,287
	a	0.61%		04/01/16	1,000,000	998,458
MACQUARIE BANK LTD	b	0.70%		03/17/16	50,000,000	49,926,111
NATIONWIDE BUILDING SOCIETY	b	0.47%		03/01/16	69,000,000	68,945,950
NRW BANK	b	0.37%		01/06/16	50,000,000	49,997,465
	b	0.35%		01/08/16	23,000,000	22,998,435
	b	0.37%		01/08/16	45,000,000	44,996,806
OVERSEA-CHINESE BANKING CORPORATION LIMITED		0.52%		03/03/16	2,000,000	1,998,209
UNITED OVERSEAS BANK LTD	b	0.39%		01/08/16	25,000,000	24,998,056
	b	0.47%		03/23/16	39,000,000	38,958,248
						710,937,872
Other Commercial Paper 1.8%
COCA-COLA CO	b	0.68%		06/02/16	99,000,000	98,713,890
TOYOTA MOTOR CREDIT CORP		0.40%		03/02/16	59,000,000	58,960,011
		0.45%		04/13/16	23,000,000	22,970,388
						180,644,289
Certificates of Deposit 27.7%
ABBEY NATIONAL TREASURY SERVICES PLC (STAMFORD BRANCH)	a	0.40%		02/16/16	20,000,000	20,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		0.33%		01/22/16	150,000,000	150,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		0.40%		02/08/16	9,000,000	9,000,000
		0.45%		02/10/16	42,000,000	42,000,000
BANK OF THE WEST		0.34%		02/08/16	47,000,000	47,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.30%		01/26/16	21,000,000	21,000,000
		0.50%		02/09/16	46,000,000	46,000,000
		0.51%		04/05/16	3,000,000	3,000,000
		0.51%		04/25/16	3,000,000	3,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		0.60%		02/26/16	54,000,000	54,000,000
		0.58%		04/05/16	42,000,000	42,000,000
		0.92%		05/23/16	30,000,000	30,000,000
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		0.61%		04/01/16	31,000,000	31,000,000
BNP PARIBAS SA (SAN FRANCISCO BRANCH)		0.52%		03/01/16	39,000,000	39,000,000
BRANCH BANKING AND TRUST COMPANY		0.33%		01/06/16	38,000,000	38,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.39%		01/08/16	49,000,000	49,000,000
38    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CITIBANK NA (NEW YORK BRANCH)		0.38%		01/05/16	28,000,000	28,000,000
		0.40%		01/11/16	120,000,000	120,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)		0.40%		03/01/16	46,000,000	46,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		0.39%		01/04/16	40,000,000	40,000,000
		0.30%		01/07/16	20,000,000	20,000,000
		0.67%		03/29/16	30,000,000	30,000,000
CREDIT AGRICOLE SA (LONDON BRANCH)		0.40%		02/01/16	50,000,000	50,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		0.50%		02/01/16	3,000,000	3,000,000
		0.59%		03/08/16	1,000,000	1,000,000
		0.57%		03/29/16	5,000,000	5,000,000
ING BANK NV (AMSTERDAM BRANCH)		0.54%		05/02/16	88,000,000	88,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.52%		02/23/16	39,000,000	39,000,000
		0.65%		03/22/16	15,000,000	15,000,000
		0.50%		04/05/16	58,000,000	58,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		0.40%		01/08/16	68,000,000	68,000,000
		0.42%		01/15/16	93,000,000	93,000,000
		0.40%		01/21/16	2,000,000	2,000,000
		0.40%		01/22/16	2,000,000	2,000,000
		0.40%		01/27/16	5,000,000	5,000,000
		0.43%		01/29/16	29,000,000	29,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		0.36%		02/12/16	17,000,000	17,000,000
		0.35%		02/16/16	26,000,000	25,999,334
		0.50%		03/17/16	100,000,000	100,000,000
NATIONAL AUSTRALIA BANK LIMITED (LONDON BRANCH)		0.30%		02/12/16	10,000,000	10,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)		0.40%		01/04/16	50,000,000	50,000,000
NORDEA BANK FINLAND PLC (NEW YORK BRANCH)		0.39%		03/01/16	1,000,000	1,000,000
		0.40%		03/03/16	100,000,000	100,000,000
OVERSEA-CHINESE BANKING CORP LTD (NEW YORK BRANCH)		0.18%		01/05/16	106,000,000	106,000,000
		0.40%		01/11/16	5,000,000	5,000,000
RABOBANK NEDERLAND (NEW YORK BRANCH)		0.35%		01/04/16	20,000,000	20,000,000
		0.43%		03/16/16	101,000,000	101,000,000
		0.51%		03/24/16	1,000,000	1,000,000
		0.47%		04/04/16	10,000,000	10,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		0.35%		01/04/16	72,000,000	72,000,000
		0.49%		02/01/16	29,000,000	29,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		0.30%		01/26/16	35,000,000	35,000,000
		0.40%		02/19/16	21,000,000	21,000,000
		0.40%		03/01/16	27,000,000	27,000,000
		0.45%		03/03/16	35,000,000	35,000,000
		0.50%		03/17/16	46,000,000	46,000,000
		0.70%		03/22/16	4,000,000	4,000,000
		0.50%		03/24/16	27,000,000	27,000,000
		0.50%		04/25/16	15,000,000	15,000,000
		0.85%		06/09/16	74,000,000	74,000,000
See financial notes    39

Schwab Value Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SUMITOMO MITSUI TRUST BANK LIMITED (NEW YORK BRANCH)		0.32%		01/28/16	42,000,000	42,000,000
		0.35%		02/10/16	31,000,000	31,000,000
		0.56%		03/08/16	77,000,000	77,000,000
		0.65%		03/14/16	48,000,000	48,000,000
		0.65%		03/17/16	3,000,000	3,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)		0.40%		03/01/16	36,000,000	36,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.40%		03/01/16	1,000,000	1,000,000
		0.45%		03/28/16	59,000,000	59,000,000
		0.62%		04/25/16	29,000,000	29,000,000
		0.50%		05/20/16	27,000,000	27,000,000
		1.00%		11/07/16	39,000,000	39,000,000
UBS AG (STAMFORD BRANCH)		0.55%		03/01/16	48,000,000	48,000,000
WELLS FARGO BANK NA		0.51%		03/07/16	39,000,000	39,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.48%		02/08/16	40,000,000	40,000,000
						2,816,999,334
Other Instruments 3.3%
ABBEY NATIONAL TREASURY SERVICES PLC (CAYMAN ISLANDS BRANCH)	a	0.28%		01/04/16	81,000,000	81,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		0.35%		01/05/16	110,000,000	110,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		0.28%		01/05/16	112,000,000	112,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		0.26%		01/04/16	33,000,000	33,000,000
						336,000,000
Other Notes 1.6%
BANK OF AMERICA NA		0.34%		01/19/16	9,000,000	9,000,000
		0.46%		02/01/16	4,000,000	4,000,000
		0.53%		02/22/16	23,000,000	23,000,000
		0.46%		04/07/16	96,000,000	96,000,000
		0.46%		04/11/16	35,000,000	35,000,000
						167,000,000
Total Fixed-Rate Obligations
(Cost $4,847,847,142)						4,847,847,142

Variable-Rate Obligations 20.6% of net assets
Financial Company Commercial Paper 3.0%
COMMONWEALTH BANK OF AUSTRALIA	b	0.45%	01/12/16	05/12/16	39,000,000	39,000,000
	b	0.49%	01/08/16	07/08/16	37,000,000	37,000,000
HSBC BANK PLC	b	0.63%	01/19/16	07/19/16	90,000,000	89,997,500
	b	0.46%	01/04/16	08/01/16	59,000,000	59,000,000
WESTPAC BANKING CORP	b	0.48%	01/05/16	07/05/16	76,000,000	75,992,654
						300,990,154
40    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Certificates of Deposit 13.9%
BANK OF MONTREAL (CHICAGO BRANCH)		0.52%	01/13/16	05/13/16	104,000,000	104,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)		0.56%	01/15/16	07/15/16	33,000,000	33,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		0.64%	01/11/16	03/10/16	108,000,000	108,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)		0.66%	01/26/16	05/26/16	61,000,000	61,000,000
		0.66%	01/28/16	06/28/16	90,000,000	90,000,000
CHASE BANK USA NA		0.68%	01/27/16	07/27/16	135,000,000	135,000,000
		0.50%	01/04/16	08/01/16	44,000,000	44,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		0.38%		01/06/16	46,000,000	46,000,000
		0.53%	01/25/16	02/25/16	15,000,000	15,000,000
		0.45%	01/13/16	04/13/16	93,000,000	93,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)		0.50%	01/19/16	03/17/16	1,000,000	1,000,000
		0.51%	01/20/16	03/21/16	92,000,000	92,000,000
		0.57%	01/27/16	05/27/16	56,000,000	56,000,000
		0.59%	01/12/16	08/12/16	100,000,000	100,000,000
WELLS FARGO BANK NA		0.42%	01/11/16	02/09/16	108,000,000	108,000,000
		0.45%	01/14/16	02/12/16	150,000,000	150,000,000
		0.55%	01/27/16	02/26/16	21,000,000	21,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		0.41%	01/08/16	02/08/16	14,000,000	14,000,000
		0.45%	01/12/16	02/12/16	30,000,000	30,000,000
		0.40%	01/04/16	07/01/16	116,000,000	116,000,000
						1,417,000,000
Treasury Debt 2.2%
UNITED STATES TREASURY		0.31%	01/04/16	01/31/16	86,000,000	85,998,836
		0.33%	01/04/16	07/31/16	46,000,000	46,000,000
		0.31%	01/04/16	10/31/16	20,000,000	19,993,970
		0.43%	01/04/16	10/31/17	72,000,000	72,000,000
						223,992,806
Other Notes 1.4%
BANK OF AMERICA NA		0.46%	01/04/16	04/04/16	45,000,000	45,000,000
JPMORGAN CHASE BANK NA		0.48%	01/22/16	10/21/16	50,000,000	50,000,000
WELLS FARGO BANK NA		0.63%	03/15/16	10/14/16	50,000,000	50,000,000
						145,000,000
Variable Rate Demand Notes 0.1%
EMF LLC
SERIES VRDN (LOC: COMERICA BANK)	a	0.34%		01/07/16	4,095,000	4,095,000
GFRE HOLDINGS LLC
(LOC: FEDERAL HOME LOAN BANKS)	a	0.42%		01/07/16	2,125,000	2,125,000
						6,220,000
Total Variable-Rate Obligations
(Cost $2,093,202,960)						2,093,202,960
See financial notes    41

Schwab Value Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 31.7% of net assets
Government Agency Repurchase Agreements* 4.4%
BANK OF NOVA SCOTIA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $28,840,000, 2.61% - 4.00%, due 08/01/37 - 10/20/45)		0.32%		01/04/16	28,000,996	28,000,000
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $88,834,714, 1.67% - 7.50%, due 04/01/16 - 01/15/51)		0.31%		01/04/16	86,002,962	86,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $46,350,001, 4.00%, due 12/20/45)		0.36%		01/04/16	45,001,800	45,000,000
GOLDMAN SACHS & CO
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $15,300,000, 3.50% - 6.00%, due 03/01/19 - 12/01/45)		0.32%		01/04/16	15,000,533	15,000,000
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by U.S. Government Agency Securities valued at $51,000,000, 2.55% - 5.00%, due 03/01/23 - 01/20/43)		0.30%		01/06/16	50,002,917	50,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $18,540,223, 3.50%, due 09/01/42)		0.34%		01/04/16	18,000,680	18,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $10,300,001, 3.00%, due 12/15/39)		0.31%		01/04/16	10,000,344	10,000,000
MIZUHO SECURITIES USA INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $25,500,572, 0.33% - 0.33%, due 10/13/17 - 04/09/18)		0.33%		01/04/16	25,000,917	25,000,000
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Government Agency Securities valued at $177,846,916, 3.50% - 4.00%, due 09/01/43 - 08/01/45)		0.35%		01/04/16	171,006,650	171,000,000
						448,000,000
Treasury Repurchase Agreements 22.2%
BARCLAYS CAPITAL INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $2,214,598, 1.00%, due 05/15/18)		0.31%		01/04/16	2,171,211	2,171,136
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $22,440,031, 1.63% - 2.75%, due 12/31/17 - 03/31/22)		0.29%		01/04/16	22,000,709	22,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $2,207,061,414, 0.63% - 4.63%, due 04/30/18 - 02/15/40)		0.25%		01/04/16	2,207,061,306	2,207,000,000
42    See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $32,641,236, 1.38%, due 03/31/20)		0.33%		01/04/16	32,001,173	32,000,000
						2,263,171,136
Other Repurchase Agreements** 5.1%
BNP PARIBAS SECURITIES CORP.
Issued 12/28/15, repurchase date 01/04/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $32,200,000, 4.92% - 5.05%, due 03/27/28 - 05/25/28)		0.45%		01/04/16	28,002,450	28,000,000
Issued 12/31/15, repurchase date 01/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,650,001, 4.62%, due 01/25/24)		0.45%		01/05/16	11,000,688	11,000,000
Issued 12/29/15, repurchase date 01/05/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $25,300,000, 1.42% - 4.02%, due 07/25/24 - 03/25/25)		0.45%		01/05/16	22,001,925	22,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $39,100,362, 0.59% - 0.74%, due 05/25/26 - 03/25/36)		0.60%		01/06/16	34,003,967	34,000,000
Issued 12/21/15, repurchase date 06/03/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $226,554,608, 0.00% - 7.15%, due 02/25/22 - 05/10/63)	c	1.20%		04/04/16	197,689,500	197,000,000
JP MORGAN SECURITIES LLC
Issued 12/23/15, repurchase date 06/20/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $51,762,460, 0.58% - 7.75%, due 06/15/16 - 12/31/99)	c	1.05%		03/30/16	45,128,625	45,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 11/18/15, repurchase date 02/16/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $144,900,000, 2.47% - 6.50%, due 01/18/28 - 09/25/57)	c	0.66%		02/04/16	126,180,180	126,000,000
WELLS FARGO SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,800,537, 0.72% - 5.95%, due 01/08/20 - 02/15/51)		0.35%		01/04/16	12,000,467	12,000,000
Issued 12/30/15, repurchase date 01/06/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,801,476, 3.13%, due 08/27/37)		0.55%		01/06/16	12,001,283	12,000,000
Issued 11/10/15, repurchase date 05/09/16 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,638,767, 0.00% - 4.69%, due 06/20/16 - 02/25/55)	c	0.80%		04/04/16	30,097,333	30,000,000
						517,000,000
Total Repurchase Agreements
(Cost $3,228,171,136)						3,228,171,136

End of Investments.

See financial notes    43

Schwab Value Advantage Money Fund
Portfolio Holdings continued

At 12/31/15, the tax basis cost of the fund's investments was $10,169,221,238.
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,630,012,609 or 16.0% of net assets.
c	Illiquid security. At the period end, the value of these amounted to $398,000,000 or 3.9% of net assets.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange Traded Fund
LOC —	Letter of credit
VRDN —	Variable rate demand note

At December 31, 2015, all of the fund's investment securities were classified as Level 2. The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015. The breakdown of the fund's investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
44    See financial notes

Schwab Value Advantage Money Fund
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value		$6,941,050,102
Repurchase agreements, at cost and value	+	3,228,171,136
Total investments, at cost and value (Note 2a)		10,169,221,238
Receivables:
Fund shares sold		6,132,675
Interest		4,956,353
Prepaid expenses	+	49,557
Total assets		10,180,359,823
Liabilities
Payables:
Investment adviser and administrator fees		415,666
Shareholder service fees		336,350
Fund shares redeemed		14,126,855
Distributions to shareholders		152,445
Accrued expenses	+	261,181
Total liabilities		15,292,497
Net Assets
Total assets		10,180,359,823
Total liabilities	–	15,292,497
Net assets		$10,165,067,326
Net Assets by Source
Capital received from investors		10,167,507,751
Net realized capital losses		(2,440,425)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$6,405,727,055		6,406,008,361		$1.00
Select Shares	$1,019,564,833		1,019,611,881		$1.00
Premier Shares	$767,453,363		767,483,969		$1.00
Ultra Shares	$1,972,322,075		1,972,403,130		$1.00

See financial notes    45

Schwab Value Advantage Money Fund
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$29,530,620
Expenses
Investment adviser and administrator fees		33,525,012
Shareholder service fees:
Investor Shares		16,859,826
Select Shares		1,653,124
Premier Shares		293,918
Ultra Shares		297,840
Custodian fees		329,910
Portfolio accounting fees		266,890
Shareholder reports		119,810
Professional fees		100,405
Transfer agent fees		86,324
Independent trustees' fees		59,351
Proxy fees		42,082
Registration fees		26,690
Other expenses	+	199,118
Total expenses		53,860,300
Expense reduction by CSIM and its affiliates	–	26,926,485
Net expenses	–	26,933,815
Net investment income		2,596,805
Realized Gains (Losses)
Net realized losses on investments		(517,884)
Increase in net assets resulting from operations		$2,078,921
46    See financial notes

Schwab Value Advantage Money Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$2,596,805	$1,217,517
Net realized gains (losses)	+	(517,884)	24,247
Increase in net assets from operations		2,078,921	1,241,764
Distributions to Shareholders
Distributions from net investment income
Investor Shares		(727,432)	(776,490)
Select Shares		(176,813)	(117,446)
Premier Shares		(322,955)	(87,677)
Ultra Shares	+	(1,369,605)	(235,904)
Total distributions from net investment income		(2,596,805)	(1,217,517)
Transactions in Fund Shares*
Shares Sold
Investor Shares		1,045,813,315	1,130,615,858
Select Shares		411,666,924	388,611,912
Premier Shares		446,211,090	418,464,300
Ultra Shares	+	1,443,592,546	978,875,096
Total shares sold		3,347,283,875	2,916,567,166
Shares Reinvested
Investor Shares		669,380	721,769
Select Shares		159,923	105,423
Premier Shares		288,980	79,908
Ultra Shares	+	994,915	191,678
Total shares reinvested		2,113,198	1,098,778
Shares Redeemed
Investor Shares		(1,856,999,168)	(2,340,010,215)
Select Shares		(530,466,726)	(488,788,277)
Premier Shares		(472,707,712)	(593,257,625)
Ultra Shares	+	(1,289,860,231)	(1,352,226,080)
Total shares redeemed		(4,150,033,837)	(4,774,282,197)
Net transactions in fund shares		(800,636,764)	(1,856,616,253)
Net Assets
Beginning of period		10,966,221,974	12,822,813,980
Total decrease	+	(801,154,648)	(1,856,592,006)
End of period		$10,165,067,326	$10,966,221,974
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes    47

Schwab Taxable Money Funds
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Municipal Money Fund™
Schwab Money Market Fund™	Schwab AMT Tax-Free Money Fund™
Schwab Government Money Fund	Schwab California Municipal Money Fund™
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund™
Schwab Treasury Obligations Money Fund	(formerly Schwab New York AMT Tax-Free Money Fund)
Schwab Value Advantage Money Fund	Schwab New Jersey Municipal Money Fund™
Schwab Advisor Cash Reserves®	(formerly Schwab New Jersey AMT Tax-Free Money Fund)
Schwab Cash Reserves™	Schwab Pennsylvania Municipal Money Fund™
Schwab Retirement Advantage Money Fund®	Schwab Massachusetts Municipal Money Fund™
Schwab Investor Money Fund®	(formerly Schwab Massachusetts AMT Tax-Free Money Fund)

Schwab Government Money Fund offers two share classes: Sweep Shares and Purchased Shares. The Purchased Shares class commenced operations on January 21, 2015. Schwab U.S. Treasury Money Fund offers one share class. Schwab Treasury Obligations Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Premier Shares (formerly named Institutional Shares) and Ultra Shares (formerly named Institutional Prime Shares). Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
48

Schwab Taxable Money Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counter-party), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds' repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds' custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.
49

Schwab Taxable Money Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
As of December 31, 2015, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$8,639,852,993
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	769,492,513
Schwab Value Advantage Money Fund	3,228,171,136
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group recommends voluntary fail charges when securities are not delivered as agreed by the parties.
(g) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(h) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
50

Schwab Taxable Money Funds
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(i) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(j) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (Alternative Collateral). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund's portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund's share price or yield to fall.
51

Schwab Taxable Money Funds
Financial Notes (continued)
3. Risk Factors (continued):
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. (Applies only to Schwab Value Advantage Money Fund) The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. (Applies only to Schwab Value Advantage Money Fund) Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; the imposition of economic sanctions or other government restrictions; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
52

Schwab Taxable Money Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund's average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Sweep Shares of Schwab Treasury Obligations Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in such funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the funds shares owned by shareholders holding shares through such service providers. Shares of the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund and the Schwab Treasury Obligations Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds' shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
	Shareholder Service Fees	Sweep Administration Fees
Schwab Government Money Fund
Sweep Shares	0.25%	0.15%
Purchased Shares	0.25%	n/a
Schwab U.S. Treasury Money Fund	0.25%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.25%	0.15%
Value Advantage Shares	0.22%	n/a
Schwab Value Advantage Money Fund
Investor Shares	0.25%	n/a
Select Shares	0.15%	n/a
Premier Shares	0.04%	n/a
Ultra Shares	0.02%	n/a
53

Schwab Taxable Money Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares*	0.75%
Purchased Shares	n/a
Schwab U.S. Treasury Money Fund*	0.60%
Schwab Treasury Obligations Money Fund
Sweep Shares*	0.65%
Value Advantage Shares*	0.45%
Schwab Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Premier Shares**	0.24%
Ultra Shares**	0.21%
*	CSIM and its affiliates have agreed to limit the fund's or fund share class's expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	CSIM and its affiliates have agreed to limit this share class's expenses as described above through April 29, 2017.
In addition, effective January 1, 2015 through December 31, 2015, CSIM and its affiliates agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Select Shares expenses equal to 0.035% of each fund's or share class's average daily net assets.
During the period ended December 31, 2015, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Government Money Fund	$131,903,356	$8,082,159
Schwab U.S. Treasury Money Fund	127,160,073	31,190,692
Schwab Treasury Obligations Money Fund	7,743,922	1,900,078
Schwab Value Advantage Money Fund	26,926,485	16,757,621
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for Schwab Value Advantage Money Fund (and each of its classes) and a non-negative net yield for Schwab Government Money Fund (and each of its classes), Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (and each of its classes). Effective November 9, 2015, the ability of CSIM and its affiliates to recapture from the funds for any fees waived under the voluntary yield waiver has been terminated.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
During the period, the Schwab Value Advantage Money Fund received a reimbursement payment of $297,197 related to state filing fees resulting from revised calculation methodologies being applied on sales of the fund's shares in prior periods.
54

Schwab Taxable Money Funds
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
During the periods under which the expense was incurred, the fund was operating above its expense limitation and waived fees including these state filing fees. As this amount was previously waived as part of an expense reduction by CSIM and its affiliates, it was reimbursed to the investment adviser. The fund's net expense ratio was not impacted during the periods the expense was incurred or during the current period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
Prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Federal Income Taxes:
As of December 31, 2015, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
December 31, 2017	$—	$—	$—	$1,922,541
No expiration*	501,455	381,958	26,385	517,884
Total	$501,455	$381,958	$26,385	$2,440,425
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
55

Schwab Taxable Money Funds
Financial Notes (continued)
7. Federal Income Taxes (continued):
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
Capital losses utilized	$—	$72,810	$800	$—
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
Current period distributions
Ordinary income	$—	$—	$—	$2,596,805
Prior period distributions
Ordinary income	$—	$—	$—	$1,217,517
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, no such reclassifications were required.
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the funds did not incur any interest or penalties.
8. Money Market Fund Reform:
On July 23, 2014, the Securities and Exchange Commission (SEC) adopted changes to the rules that govern money market funds. These rule changes create new definitions for Government money market funds and Retail money market funds and require Institutional money market funds to operate with a floating NAV. Retail and Government money market funds will be permitted to continue to transact at a constant NAV. Additionally, non-Government money market funds are required to adopt policies and procedures to allow for a fund’s Board to impose liquidity fees and redemption gates if the fund’s weekly liquid assets fall below the regulatory threshold set by the SEC . The date for compliance with the floating NAV and liquidity fees and redemption gate requirements is no later than October 14, 2016.
Effective April 14, 2016, (i) Each of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund intends to qualify as a Government money market fund under the new regulatory definition; and (ii) Schwab Money Market Portfolio will change its name to Schwab Government Money Market Portfolio and intends to qualify as a Government money market fund under the new regulatory definition. These funds will continue to seek to maintain a constant NAV of $1.00 per share and do not plan to adopt a policy to implement liquidity fees or redemption gates. Additionally, each of the Schwab Prime and Municipal Money Market Funds intends to qualify as a Retail money market fund by October 14, 2016, will continue to seek to maintain a constant NAV of $1.00 per share and will be required to comply with the new liquidity fees and redemption gate requirements by no later than October 14, 2016.
56

Schwab Taxable Money Funds
Financial Notes (continued)
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
57

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Treasury Obligations Money Fund
Schwab Value Advantage Money Fund
In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund (four of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
58

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of The Charles Schwab Family of Funds (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	114,958,848,042.874	28,369,951,694.105
Marie A. Chandoha	138,293,183,971.888	5,035,615,765.091
Joseph R. Martinetto	138,343,234,171.004	4,985,565,565.975
Robert W. Burns	138,801,166,597.632	4,527,633,139.347
John F. Cogan	135,183,710,424.042	8,145,089,312.937
Stephen T. Kochis	138,674,668,915.137	4,654,130,821.842
David L. Mahoney	138,421,149,206.830	4,907,650,530.149
Kiran M. Patel	138,545,135,567.241	4,783,664,169.738
Kimberly S. Patmore	138,722,452,525.210	4,606,347,211.769
Charles A. Ruffel	138,803,994,873.579	4,524,804,863.400
Gerald B. Smith	138,636,013,914.434	4,692,785,822.545
Joseph H. Wender	138,440,840,243.816	4,887,959,493.163
59

Trustees and Officers
The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
60

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
61

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
62

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
63

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
64

restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
Tier 1, Tier 2  Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average life (WAL)  For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
65

PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2015 Schwab Funds. All rights reserved.
66

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31360-11
00160178

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran Patel, currently serving on its audit committee, is an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of Mr. Patel as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b)Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014
$599,959	$ 462,182	$ 0	$ 0	$ 38,608	$ 37,488	$ 5,405	$ 4,113

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)	(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2015: $44,013                     2014: $41,601

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	02/09/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	02/09/2016

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	02/09/2016